UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5867
                                                     ---------

                     Oppenheimer Multi-State Municipal Trust
                     ---------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: July 31
                                                 -------

                      Date of reporting period: 01/31/2008
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.

                                                   --------------
                                                     OPPENHEIMER
                                                   --------------
                                                     NEW JERSEY
                                                   --------------
                                                   MUNICIPAL FUND
                                                   --------------

JANUARY 31, 2008
--------------------------------------------------------------------------------

                                                                 Management
      Oppenheimer                                               Commentaries
      New Jersey                                                    and
      Municipal Fund                                             Semiannual
                                                                   Report

--------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES

          An Interview with Your Fund's Managers

          Listing of Top Holdings

      SEMIANNUAL REPORT                                         [GRAPHIC]

          Listing of Investments

          Financial Statements

      "AFTER 25 YEARS IN THE BUSINESS OF MUNICIPAL FUND MANAGEMENT, I STILL DON'T PRETEND TO HAVE SEEN IT ALL. BUT, ALLOWING TAX-FREE YIELDS TO COMPOUND OVER TIME HAS CLEARLY BEEN A WINNING STRATEGY FOR SHAREHOLDERS."

                   --RONALD H. FIELDING, Chief Strategist, Senior Vice President
                        and Senior Portfolio Manager, OPPENHEIMERFUNDS/ROCHESTER

                                                [LOGO]  OPPENHEIMERFUNDS(R)
                                                        The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Tobacco Master Settlement Agreement                                        12.7%
--------------------------------------------------------------------------------
Hospital/Health Care                                                       11.2
--------------------------------------------------------------------------------
Airlines                                                                    8.8
--------------------------------------------------------------------------------
General Obligation                                                          7.7
--------------------------------------------------------------------------------
Higher Education                                                            5.2
--------------------------------------------------------------------------------
Special Tax                                                                 5.1
--------------------------------------------------------------------------------
Adult Living Facilities                                                     4.8
--------------------------------------------------------------------------------
Single Family Housing                                                       4.4
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                  4.4
--------------------------------------------------------------------------------
Electric Utilities                                                          4.2

Portfolio holdings are subject to change. Percentages are as of January 31, 2008, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        21.2%
--------------------------------------------------------------------------------
AA                                                                         12.7
--------------------------------------------------------------------------------
A                                                                           9.5
--------------------------------------------------------------------------------
BBB                                                                        40.0
--------------------------------------------------------------------------------
BB or lower                                                                16.6

Allocations are subject to change. Percentages are as of January 31, 2008, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 12.8% of the Fund's market value, are deemed comparable in the Manager's judgment to the rated securities in each category. Market value, the total value of the Fund's securities, does not include cash. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.

--------------------------------------------------------------------------------


                   16 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER NEW JERSEY MUNICIPAL FUND. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.8000.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 3/1/94. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 3/1/94. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   17 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2008.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts


                   18 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                             BEGINNING       ENDING            EXPENSES
                             ACCOUNT         ACCOUNT           PAID DURING
                             VALUE           VALUE             6 MONTHS ENDED
ACTUAL                       AUGUST 1, 2007  JANUARY 31, 2008  JANUARY 31, 2008
--------------------------------------------------------------------------------
Class A                      $ 1,000.00      $   944.70        $  7.83
--------------------------------------------------------------------------------
Class B                        1,000.00          941.00          11.72
--------------------------------------------------------------------------------
Class C                        1,000.00          941.10          11.62

HYPOTHETICAL
(5% return before expenses)
--------------------------------------------------------------------------------
Class A                        1,000.00        1,017.19           8.12
--------------------------------------------------------------------------------
Class B                        1,000.00        1,013.21          12.15
--------------------------------------------------------------------------------
Class C                        1,000.00        1,013.21          12.05

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2008 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             1.59%
-----------------------------
Class B             2.38
-----------------------------
Class C             2.36

The expense ratios reflect reduction to custodian expenses. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                   19 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  January 31, 2008 / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                   COUPON     MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--121.9%
-------------------------------------------------------------------------------------------------------------------
NEW JERSEY--86.1%
$      25,000   Asbury, NJ Park Board of Education                               5.600%  02/01/2017   $      25,112
-------------------------------------------------------------------------------------------------------------------
    4,000,000   Bayonne, NJ Parking Authority (City Parking)                     5.000   06/15/2027       3,864,920
-------------------------------------------------------------------------------------------------------------------
       10,000   Bergen County, NJ HDC                                            6.750   10/01/2018          10,183
-------------------------------------------------------------------------------------------------------------------
       20,000   Bergen County, NJ HDC (Park Ridge)                               5.950   07/01/2025          21,418
-------------------------------------------------------------------------------------------------------------------
       75,000   Bergen County, NJ Utilities Authority                            5.500   12/15/2016          75,178
-------------------------------------------------------------------------------------------------------------------
       25,000   Berkeley, NJ HFC (Bayville Hsg.)                                 5.750   08/01/2014          26,096
-------------------------------------------------------------------------------------------------------------------
    3,000,000   Burlington County, NJ Bridge Commission
                Economic Devel. (The Evergreens)                                 5.625   01/01/2038       2,810,790
-------------------------------------------------------------------------------------------------------------------
      225,000   Camden County, NJ PCFA (Camden County Energy
                Recovery Associates)                                             7.500   12/01/2009         225,657
-------------------------------------------------------------------------------------------------------------------
      100,000   Camden County, NJ PCFA (Camden County Energy
                Recovery Associates)                                             7.500   12/01/2010         100,313
-------------------------------------------------------------------------------------------------------------------
       20,000   Essex County, NJ Improvement Authority (Sportsplex)              5.625   10/01/2023          20,163
-------------------------------------------------------------------------------------------------------------------
      105,000   Essex County, NJ Improvement Authority (Sportsplex)              5.625   10/01/2027         105,683
-------------------------------------------------------------------------------------------------------------------
    1,135,000   Gloucester County, NJ HDC (Colonial Park)                        6.200   09/15/2011       1,152,706
-------------------------------------------------------------------------------------------------------------------
        5,000   Gloucester County, NJ Utilities Authority                        5.125   01/01/2013           5,011
-------------------------------------------------------------------------------------------------------------------
       25,000   Haledon, NJ School District                                      5.625   02/01/2009          25,069
-------------------------------------------------------------------------------------------------------------------
    3,835,000   Hudson County, NJ Solid Waste Improvement Authority
                (Koppers Site)                                                   6.125   01/01/2029       3,725,703
-------------------------------------------------------------------------------------------------------------------
    1,000,000   Hudson County, NJ Solid Waste Improvement Authority,
                Series 1                                                         6.000   01/01/2029       1,002,460
-------------------------------------------------------------------------------------------------------------------
       10,000   Jackson, NJ Township Municipal Utilities Authority               5.500   12/01/2015          10,223
-------------------------------------------------------------------------------------------------------------------
       45,000   Mercer County, NJ Improvement Authority (Solid Waste)            5.750   09/15/2016          46,022
-------------------------------------------------------------------------------------------------------------------
       40,000   Middlesex County, NJ Improvement Authority
                (Edison Township)                                                5.650   09/15/2011          40,106
-------------------------------------------------------------------------------------------------------------------
      875,000   Middlesex County, NJ Improvement Authority
                (Heldrich Center Hotel) 1                                        5.000   01/01/2015         852,276
-------------------------------------------------------------------------------------------------------------------
      500,000   Middlesex County, NJ Improvement Authority
                (Heldrich Center Hotel)                                          5.000   01/01/2020         470,620
-------------------------------------------------------------------------------------------------------------------
    1,535,000   Middlesex County, NJ Improvement Authority
                (Heldrich Center Hotel)                                          5.000   01/01/2032       1,358,874
-------------------------------------------------------------------------------------------------------------------
    1,100,000   Middlesex County, NJ Improvement Authority
                (Heldrich Center Hotel) 1                                        5.125   01/01/2037         974,721
-------------------------------------------------------------------------------------------------------------------
      975,000   Middlesex County, NJ Improvement Authority
                (Skyline Tower Urban Renewal Associates)                         5.350   07/01/2034         993,086
-------------------------------------------------------------------------------------------------------------------
       20,000   Middlesex County, NJ Improvement Authority
                (South Plainfield Urban Renewal)                                 5.500   09/01/2030          20,533
-------------------------------------------------------------------------------------------------------------------
    2,500,000   Middlesex County, NJ Pollution Control Authority
                (Amerada Hess Corp.)                                             6.050   09/15/2034       2,553,025
-------------------------------------------------------------------------------------------------------------------
       45,000   Monmouth County, NJ Improvement Authority                        5.000   02/01/2013          45,083
-------------------------------------------------------------------------------------------------------------------
       15,000   Monmouth County, NJ Improvement Authority                        5.450   07/15/2013          15,187


                   20 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

    PRINCIPAL
       AMOUNT                                                                   COUPON     MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$      75,000   Morris-Union, NJ Joint Commission COP                            7.300%  08/01/2009   $      75,164
-------------------------------------------------------------------------------------------------------------------
       10,000   Morristown, NJ GO                                                5.300   03/01/2021          10,019
-------------------------------------------------------------------------------------------------------------------
       35,000   New Brunswick, NJ Hsg. & Urban Devel. Authority                  5.500   08/01/2011          35,083
-------------------------------------------------------------------------------------------------------------------
       65,000   New Brunswick, NJ Hsg. & Urban Devel. Authority                  5.750   07/01/2024          65,280
-------------------------------------------------------------------------------------------------------------------
       50,000   Newark, NJ Hsg. Authority (Lock Street Urban
                Renewal Partnership)                                             6.400   01/20/2034          51,809
-------------------------------------------------------------------------------------------------------------------
       50,000   Newark, NJ Hsg. Finance Corp. (Section 8 Assisted
                Hsg.)                                                            7.300   04/01/2020          51,818
-------------------------------------------------------------------------------------------------------------------
       60,000   Newark, NJ School Qualified Bond Act                             5.300   09/01/2017          60,130
-------------------------------------------------------------------------------------------------------------------
    1,710,000   NJ EDA (American Airlines)                                       7.100   11/01/2031       1,670,465
-------------------------------------------------------------------------------------------------------------------
    2,065,000   NJ EDA (Applewood Estates) 1                                     5.000   10/01/2025       2,113,713
-------------------------------------------------------------------------------------------------------------------
    6,060,000   NJ EDA (Applewood Estates)                                       5.000   10/01/2035       6,059,576
-------------------------------------------------------------------------------------------------------------------
       50,000   NJ EDA (Bristol Glen)                                            5.750   07/01/2029          48,943
-------------------------------------------------------------------------------------------------------------------
    1,130,000   NJ EDA (Cadbury at Cherry Hill)                                  5.500   07/01/2018       1,114,982
-------------------------------------------------------------------------------------------------------------------
       25,000   NJ EDA (Cadbury at Cherry Hill)                                  5.500   07/01/2028          22,853
-------------------------------------------------------------------------------------------------------------------
       25,000   NJ EDA (Cascade Corp.)                                           8.250   02/01/2026          25,107
-------------------------------------------------------------------------------------------------------------------
      110,000   NJ EDA (Cigarette Tax)                                           5.625   06/15/2017         110,035
-------------------------------------------------------------------------------------------------------------------
    1,250,000   NJ EDA (Cigarette Tax) 1                                         5.750   06/15/2029       1,245,788
-------------------------------------------------------------------------------------------------------------------
    4,750,000   NJ EDA (Cigarette Tax)                                           5.750   06/15/2034       4,734,278
-------------------------------------------------------------------------------------------------------------------
       25,000   NJ EDA (Consumers New Jersey Water Company)                      5.100   09/01/2032          25,156
-------------------------------------------------------------------------------------------------------------------
      570,000   NJ EDA (Continental Airlines)                                    5.500   04/01/2028         467,417
-------------------------------------------------------------------------------------------------------------------
   17,555,000   NJ EDA (Continental Airlines)                                    6.250   09/15/2019      16,997,980
-------------------------------------------------------------------------------------------------------------------
    4,375,000   NJ EDA (Continental Airlines) 1                                  6.250   09/15/2029       4,111,100
-------------------------------------------------------------------------------------------------------------------
    7,240,000   NJ EDA (Continental Airlines)                                    6.400   09/15/2023       6,959,884
-------------------------------------------------------------------------------------------------------------------
    3,610,000   NJ EDA (Continental Airlines) 1                                  6.625   09/15/2012       3,594,080
-------------------------------------------------------------------------------------------------------------------
   11,430,000   NJ EDA (Continental Airlines)                                    7.000   11/15/2030      11,523,269
-------------------------------------------------------------------------------------------------------------------
    9,475,000   NJ EDA (Continental Airlines)                                    9.000   06/01/2033      10,529,662
-------------------------------------------------------------------------------------------------------------------
    5,000,000   NJ EDA (Converted Organics of Woodbridge)                        8.000   08/01/2027       4,502,200
-------------------------------------------------------------------------------------------------------------------
       90,000   NJ EDA (Courthouse Convalescent Center)                          8.700   02/01/2014          90,063
-------------------------------------------------------------------------------------------------------------------
    3,100,000   NJ EDA (Cranes Mill)                                             5.100   06/01/2027       2,987,222
-------------------------------------------------------------------------------------------------------------------
       70,000   NJ EDA (Dept. of Human Services)                                 5.000   07/01/2022          72,476
-------------------------------------------------------------------------------------------------------------------
      140,000   NJ EDA (Dept. of Human Services)                                 6.250   07/01/2024         148,973
-------------------------------------------------------------------------------------------------------------------
      115,000   NJ EDA (Devereux Foundation)                                     5.450   05/01/2027         116,310
-------------------------------------------------------------------------------------------------------------------
       70,000   NJ EDA (Eastern Shore)                                           8.000   02/01/2011          70,286
-------------------------------------------------------------------------------------------------------------------
    1,385,000   NJ EDA (Elizabethtown Water Company)                             5.600   12/01/2025       1,386,620
-------------------------------------------------------------------------------------------------------------------
    3,800,000   NJ EDA (Empowerment Zone-Cumberland) 1,2                         7.750   08/01/2021       2,430,100
-------------------------------------------------------------------------------------------------------------------
       20,000   NJ EDA (Fellowship Village)                                      5.500   01/01/2018          20,428
-------------------------------------------------------------------------------------------------------------------
      290,000   NJ EDA (General Motors Corp.)                                    5.350   04/01/2009         286,938
-------------------------------------------------------------------------------------------------------------------
    6,000,000   NJ EDA (GMT Realty)                                              6.875   01/01/2037       6,160,560
-------------------------------------------------------------------------------------------------------------------
       25,000   NJ EDA (Greater New York Councils Boy Scouts of America)         5.450   09/01/2023          25,176


                   21 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                   COUPON     MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$     320,000   NJ EDA (Hackensack Water Company)                                5.800%  03/01/2024   $     320,624
-------------------------------------------------------------------------------------------------------------------
      235,000   NJ EDA (Hackensack Water Company)                                5.900   03/01/2024         235,341
-------------------------------------------------------------------------------------------------------------------
   18,860,000   NJ EDA (Hamilton Care)                                           6.650   11/01/2037      18,149,921
-------------------------------------------------------------------------------------------------------------------
    4,300,000   NJ EDA (JVG Properties) 1                                        5.375   03/01/2019       4,448,393
-------------------------------------------------------------------------------------------------------------------
    2,500,000   NJ EDA (Kapkowski Road Landfill) 1                               6.500   04/01/2031       2,686,225
-------------------------------------------------------------------------------------------------------------------
      165,000   NJ EDA (Keswick Pines)                                           5.600   01/01/2012         165,025
-------------------------------------------------------------------------------------------------------------------
       45,000   NJ EDA (Kullman Associates)                                      6.125   06/01/2018          39,516
-------------------------------------------------------------------------------------------------------------------
      150,000   NJ EDA (Kullman Associates)                                      6.750   07/01/2019         132,038
-------------------------------------------------------------------------------------------------------------------
      160,000   NJ EDA (Leisure Park)                                            5.875   12/01/2027         156,325
-------------------------------------------------------------------------------------------------------------------
    8,680,000   NJ EDA (Liberty Street Park) 3                                   5.000   03/01/2027       9,028,502
-------------------------------------------------------------------------------------------------------------------
      810,000   NJ EDA (Lions Gate)                                              5.750   01/01/2025         791,135
-------------------------------------------------------------------------------------------------------------------
    1,345,000   NJ EDA (Lions Gate)                                              5.875   01/01/2037       1,278,180
-------------------------------------------------------------------------------------------------------------------
    1,860,000   NJ EDA (Lutheran Social Ministries at Crane's
                Mill)                                                            5.000   06/01/2015       1,925,063
-------------------------------------------------------------------------------------------------------------------
       30,000   NJ EDA (Manchester Manor)                                        6.700   08/01/2022          30,065
-------------------------------------------------------------------------------------------------------------------
    1,000,000   NJ EDA (Marcus L. Ward Home)                                     5.750   11/01/2024       1,035,200
-------------------------------------------------------------------------------------------------------------------
    1,200,000   NJ EDA (Marcus L. Ward Home)                                     5.800   11/01/2031       1,216,248
-------------------------------------------------------------------------------------------------------------------
    2,380,000   NJ EDA (Masonic Charity Foundation of New
                Jersey) 1                                                        5.500   06/01/2031       2,477,842
-------------------------------------------------------------------------------------------------------------------
    1,250,000   NJ EDA (Masonic Charity Foundation of New Jersey)                5.875   06/01/2018       1,347,800
-------------------------------------------------------------------------------------------------------------------
    1,750,000   NJ EDA (Masonic Charity Foundation of New
                Jersey) 1                                                        6.000   06/01/2025       1,886,780
-------------------------------------------------------------------------------------------------------------------
      245,000   NJ EDA (Middlesex Water Company)                                 5.200   10/01/2022         245,877
-------------------------------------------------------------------------------------------------------------------
      475,000   NJ EDA (Middlesex Water Company)                                 5.250   10/01/2023         475,238
-------------------------------------------------------------------------------------------------------------------
    1,060,000   NJ EDA (Middlesex Water Company)                                 5.250   02/01/2029       1,060,244
-------------------------------------------------------------------------------------------------------------------
      770,000   NJ EDA (Middlesex Water Company)                                 5.350   02/01/2038         781,812
-------------------------------------------------------------------------------------------------------------------
        5,000   NJ EDA (New Jersey American Water Company)                       5.250   11/01/2032           5,069
-------------------------------------------------------------------------------------------------------------------
    2,790,000   NJ EDA (New Jersey American Water Company)                       5.250   07/01/2038       2,812,822
-------------------------------------------------------------------------------------------------------------------
      200,000   NJ EDA (New Jersey American Water Company)                       5.350   06/01/2023         200,300
-------------------------------------------------------------------------------------------------------------------
      255,000   NJ EDA (New Jersey American Water Company)                       5.350   06/01/2023         255,383
-------------------------------------------------------------------------------------------------------------------
    1,500,000   NJ EDA (New Jersey American Water Company) 1                     5.375   05/01/2032       1,523,535
-------------------------------------------------------------------------------------------------------------------
      785,000   NJ EDA (New Jersey American Water Company)                       5.500   06/01/2023         785,565
-------------------------------------------------------------------------------------------------------------------
    1,475,000   NJ EDA (New Jersey American Water Company)                       5.950   11/01/2029       1,481,741
-------------------------------------------------------------------------------------------------------------------
      735,000   NJ EDA (New Jersey American Water Company)                       6.000   05/01/2036         737,139
-------------------------------------------------------------------------------------------------------------------
    6,695,000   NJ EDA (New Jersey American Water Company)                       6.875   11/01/2034       6,809,083
-------------------------------------------------------------------------------------------------------------------
      120,000   NJ EDA (New Jersey Natural Gas Company)                          5.000   12/01/2038         119,804
-------------------------------------------------------------------------------------------------------------------
       25,000   NJ EDA (New Jersey Transit Corp.)                                5.700   12/15/2013          25,064
-------------------------------------------------------------------------------------------------------------------
       30,000   NJ EDA (New Jersey Transit Corp.)                                5.750   12/15/2017          30,078
-------------------------------------------------------------------------------------------------------------------
      400,000   NJ EDA (Newark Downtown District Management
                Corp.)                                                           5.125   06/15/2027         398,516
-------------------------------------------------------------------------------------------------------------------
      700,000   NJ EDA (Newark Downtown District Management
                Corp.)                                                           5.125   06/15/2037         653,730
-------------------------------------------------------------------------------------------------------------------
    3,995,000   NJ EDA (Nui Corp.)                                               5.250   11/01/2033       3,745,752
-------------------------------------------------------------------------------------------------------------------
    2,780,000   NJ EDA (Nui Corp.)                                               5.250   11/01/2033       2,606,556
-------------------------------------------------------------------------------------------------------------------
    8,000,000   NJ EDA (Pingry School)                                           5.000   11/01/2038       7,089,600


                   22 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

    PRINCIPAL
       AMOUNT                                                                   COUPON     MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$      10,000   NJ EDA (Presbyterian Home at Montgomery)                         6.250%  11/01/2020   $      10,138
-------------------------------------------------------------------------------------------------------------------
    5,875,000   NJ EDA (Public Service Electric and Gas) 1                       6.400   05/01/2032       5,949,554
-------------------------------------------------------------------------------------------------------------------
    1,165,000   NJ EDA (Reformed Church Ministries to the Aging
                The Particulare Synod Mid-Atlantics)                             5.375   12/01/2018       1,158,488
-------------------------------------------------------------------------------------------------------------------
   10,000,000   NJ EDA (School Facilities Construction) 3                        5.000   09/01/2036      10,377,650
-------------------------------------------------------------------------------------------------------------------
   18,080,000   NJ EDA (School Facilities Construction) 3                        5.125   03/01/2028      18,931,206
-------------------------------------------------------------------------------------------------------------------
   36,180,000   NJ EDA (School Facilities Construction) 3                        5.125   03/01/2030      37,748,946
-------------------------------------------------------------------------------------------------------------------
    4,430,000   NJ EDA (School Facilities Construction) 1                        5.125   03/01/2030       4,622,129
-------------------------------------------------------------------------------------------------------------------
    1,215,000   NJ EDA (St. Francis Life Care Corp.)                             5.700   10/01/2017       1,221,269
-------------------------------------------------------------------------------------------------------------------
    2,230,000   NJ EDA (St. Francis Life Care Corp.)                             5.750   10/01/2023       2,207,120
-------------------------------------------------------------------------------------------------------------------
      480,000   NJ EDA (The Gill/St. Bernards School)                            6.000   02/01/2019         485,256
-------------------------------------------------------------------------------------------------------------------
      510,000   NJ EDA (The Gill/St. Bernards School)                            6.000   02/01/2020         515,559
-------------------------------------------------------------------------------------------------------------------
      545,000   NJ EDA (The Gill/St. Bernards School)                            6.000   02/01/2021         550,908
-------------------------------------------------------------------------------------------------------------------
      575,000   NJ EDA (The Gill/St. Bernards School)                            6.000   02/01/2022         581,199
-------------------------------------------------------------------------------------------------------------------
      610,000   NJ EDA (The Gill/St. Bernards School)                            6.000   02/01/2023         616,545
-------------------------------------------------------------------------------------------------------------------
      650,000   NJ EDA (The Gill/St. Bernards School)                            6.000   02/01/2024         656,936
-------------------------------------------------------------------------------------------------------------------
      690,000   NJ EDA (The Gill/St. Bernards School)                            6.000   02/01/2025         697,342
-------------------------------------------------------------------------------------------------------------------
      115,000   NJ EDA (The Presbyterian Home at Montgomery)                     6.375   11/01/2031         115,967
-------------------------------------------------------------------------------------------------------------------
    3,360,000   NJ EDA (Trigen-Trenton District Energy Company)                  6.200   12/01/2010       3,366,317
-------------------------------------------------------------------------------------------------------------------
       20,000   NJ EDA (United Methodist Homes of New Jersey)                    5.125   07/01/2018          18,749
-------------------------------------------------------------------------------------------------------------------
    2,370,000   NJ EDA (United Methodist Homes of New Jersey) 1                  5.125   07/01/2025       2,082,922
-------------------------------------------------------------------------------------------------------------------
       45,000   NJ EDA (United Methodist Homes of New Jersey)                    7.200   07/01/2010          45,059
-------------------------------------------------------------------------------------------------------------------
      595,000   NJ EDA (United Water New Jersey) 1                               5.000   11/01/2028         602,652
-------------------------------------------------------------------------------------------------------------------
    2,500,000   NJ EDA Retirement Community (Seabrook Village)                   5.250   11/15/2026       2,265,350
-------------------------------------------------------------------------------------------------------------------
    3,500,000   NJ EDA Retirement Community (Seabrook Village) 1                 5.250   11/15/2036       3,070,655
-------------------------------------------------------------------------------------------------------------------
       90,000   NJ Educational Facilities Authority (Beth Medrash
                Govoha America)                                                  6.375   07/01/2030          91,773
-------------------------------------------------------------------------------------------------------------------
      625,000   NJ Educational Facilities Authority (Fairleigh Dickinson
                University), Series D                                            5.250   07/01/2032         591,675
-------------------------------------------------------------------------------------------------------------------
   17,000,000   NJ Educational Facilities Authority (Fairleigh Dickinson
                University), Series D                                            6.000   07/01/2025      17,508,810
-------------------------------------------------------------------------------------------------------------------
        5,000   NJ Educational Facilities Authority (Institute for
                Advance Study)                                                   5.000   07/01/2021           5,042
-------------------------------------------------------------------------------------------------------------------
       15,000   NJ Educational Facilities Authority (Jersey City
                State College)                                                   6.250   07/01/2010          15,044
-------------------------------------------------------------------------------------------------------------------
      160,000   NJ Educational Facilities Authority (Monmouth University)        5.625   07/01/2013         160,237
-------------------------------------------------------------------------------------------------------------------
    2,000,000   NJ Educational Facilities Authority (Monmouth University)        5.800   07/01/2022       2,042,300
-------------------------------------------------------------------------------------------------------------------
    4,500,000   NJ Educational Facilities Authority (Rider University)           5.000   07/01/2037       4,516,605
-------------------------------------------------------------------------------------------------------------------
      280,000   NJ Educational Facilities Authority (St. Peter's College)        5.500   07/01/2027         272,818
-------------------------------------------------------------------------------------------------------------------
        5,000   NJ Educational Facilities Authority (Stevens Institute
                of Technology)                                                   5.000   07/01/2018           5,063


                   23 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$   4,250,000   NJ Educational Facilities Authority (Stevens Institute
                of Technology)                                                  5.000%   07/01/2034   $    3,992,153
--------------------------------------------------------------------------------------------------------------------
       25,000   NJ Educational Facilities Authority (University of Medicine
                & Dentistry)                                                    5.125    12/01/2011           25,038
--------------------------------------------------------------------------------------------------------------------
       50,000   NJ Educational Facilities Authority (University of Medicine
                & Dentistry)                                                    5.125    12/01/2012           50,066
--------------------------------------------------------------------------------------------------------------------
      175,000   NJ Educational Facilities Authority (University of Medicine
                & Dentistry)                                                    5.250    12/01/2013          175,228
--------------------------------------------------------------------------------------------------------------------
      140,000   NJ Educational Facilities Authority (University of Medicine
                & Dentistry)                                                    5.250    12/01/2014          140,165
--------------------------------------------------------------------------------------------------------------------
       20,000   NJ Educational Facilities Authority (University of Medicine
                & Dentistry)                                                    5.250    12/01/2015           20,021
--------------------------------------------------------------------------------------------------------------------
      355,000   NJ Educational Facilities Authority (University of Medicine
                & Dentistry) 1                                                  5.250    12/01/2021          355,188
--------------------------------------------------------------------------------------------------------------------
      705,000   NJ Educational Facilities Authority (University of Medicine
                & Dentistry)                                                    5.250    12/01/2021          705,388
--------------------------------------------------------------------------------------------------------------------
      115,000   NJ Educational Facilities Authority (University of Medicine
                & Dentistry)                                                    5.250    12/01/2025          115,037
--------------------------------------------------------------------------------------------------------------------
      190,000   NJ Educational Facilities Authority (University of Medicine
                & Dentistry)                                                    5.250    12/01/2025          190,063
--------------------------------------------------------------------------------------------------------------------
       80,000   NJ Environmental Infrastructure                                 5.000    09/01/2020           82,695
--------------------------------------------------------------------------------------------------------------------
    2,000,000   NJ Garden State Preservation Trust (Open Space
                and Farmland Preservation) 1                                    5.800    11/01/2023        2,308,580
--------------------------------------------------------------------------------------------------------------------
       10,000   NJ Health Care Facilities Financing Authority (Allegany
                Health System Obligated Group)                                  5.200    07/01/2018           10,777
--------------------------------------------------------------------------------------------------------------------
      475,000   NJ Health Care Facilities Financing Authority (Avalon
                at Hillsborough)                                                6.150    07/01/2020          459,772
--------------------------------------------------------------------------------------------------------------------
      750,000   NJ Health Care Facilities Financing Authority (Avalon
                at Hillsborough)                                                6.375    07/01/2025          719,168
--------------------------------------------------------------------------------------------------------------------
      565,000   NJ Health Care Facilities Financing Authority (Avalon
                at Hillsborough)                                                6.625    07/01/2035          539,937
--------------------------------------------------------------------------------------------------------------------
      150,000   NJ Health Care Facilities Financing Authority (Capital
                Health System)                                                  5.250    07/01/2017          152,748
--------------------------------------------------------------------------------------------------------------------
      160,000   NJ Health Care Facilities Financing Authority (Capital
                Health System)                                                  5.250    07/01/2027          160,219
--------------------------------------------------------------------------------------------------------------------
      110,000   NJ Health Care Facilities Financing Authority (Capital
                Health System)                                                  5.375    07/01/2033          109,391
--------------------------------------------------------------------------------------------------------------------
    4,145,000   NJ Health Care Facilities Financing Authority (Capital
                Health System)                                                  5.750    07/01/2023        4,311,629
--------------------------------------------------------------------------------------------------------------------
   39,395,000   NJ Health Care Facilities Financing Authority (Catholic
                Health East) 3                                                  4.062 4  11/15/2033       32,519,476
--------------------------------------------------------------------------------------------------------------------
    1,000,000   NJ Health Care Facilities Financing Authority (Children's
                Specialized Hospital)                                           5.500    07/01/2036          964,470


                   24 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$      80,000   NJ Health Care Facilities Financing Authority (Chilton
                Memorial Hospital)                                              5.000%   07/01/2013   $       80,077
--------------------------------------------------------------------------------------------------------------------
       35,000   NJ Health Care Facilities Financing Authority
                (CMC/KMCC Obligated Group)                                      5.500    07/01/2027           35,749
--------------------------------------------------------------------------------------------------------------------
      140,000   NJ Health Care Facilities Financing Authority
                (CMMC/CMHS Obligated Group)                                     5.000    07/01/2025          140,913
--------------------------------------------------------------------------------------------------------------------
    1,010,000   NJ Health Care Facilities Financing Authority
                (Columbus Hospital)                                             7.500    07/01/2021          921,100
--------------------------------------------------------------------------------------------------------------------
       50,000   NJ Health Care Facilities Financing Authority
                (CoMC/KMCC Obligated Group)                                     5.500    07/01/2017           51,112
--------------------------------------------------------------------------------------------------------------------
       10,000   NJ Health Care Facilities Financing Authority (Community
                Hospital Group/Hartwyck at Oak Tree Obligated Group)            5.000    07/01/2025           10,157
--------------------------------------------------------------------------------------------------------------------
    8,000,000   NJ Health Care Facilities Financing Authority (Englewood
                Hospital & Medical Center) 3                                    5.250    08/01/2025        8,424,960
--------------------------------------------------------------------------------------------------------------------
      150,000   NJ Health Care Facilities Financing Authority (Englewood
                Hospital & Medical Center)                                      5.250    08/01/2025          157,968
--------------------------------------------------------------------------------------------------------------------
       15,000   NJ Health Care Facilities Financing Authority (Greystone
                Park Psychiatric Hospital)                                      5.000    09/15/2026           15,280
--------------------------------------------------------------------------------------------------------------------
       40,000   NJ Health Care Facilities Financing Authority (Hackensack
                University Medical Center)                                      5.000    01/01/2028           40,402
--------------------------------------------------------------------------------------------------------------------
      750,000   NJ Health Care Facilities Financing Authority (Hebrew
                Old Age Center of Atlantic City)                                5.300    11/01/2026          682,508
--------------------------------------------------------------------------------------------------------------------
    1,000,000   NJ Health Care Facilities Financing Authority (Hebrew
                Old Age Center of Atlantic City)                                5.375    11/01/2036          887,390
--------------------------------------------------------------------------------------------------------------------
    1,260,000   NJ Health Care Facilities Financing Authority (Holy
                Name Hospital)                                                  5.000    07/01/2036        1,150,544
--------------------------------------------------------------------------------------------------------------------
    2,500,000   NJ Health Care Facilities Financing Authority
                (Hunterdon Medical Center)                                      5.125    07/01/2035        2,507,525
--------------------------------------------------------------------------------------------------------------------
      350,000   NJ Health Care Facilities Financing Authority
                (KMH/UMC/KSC Obligated Group)                                   5.125    07/01/2027          353,864
--------------------------------------------------------------------------------------------------------------------
       45,000   NJ Health Care Facilities Financing Authority (Ocean
                Nursing Pavilion/Meridian Hospitals Corp.)                      5.250    07/01/2019           46,745
--------------------------------------------------------------------------------------------------------------------
       25,000   NJ Health Care Facilities Financing Authority
                (ONP/MHC Obligated Group)                                       5.375    07/01/2024           25,919
--------------------------------------------------------------------------------------------------------------------
       50,000   NJ Health Care Facilities Financing Authority
                (Palisades Medical Center)                                      5.200    07/01/2019           50,251
--------------------------------------------------------------------------------------------------------------------
      165,000   NJ Health Care Facilities Financing Authority
                (Palisades Medical Center)                                      5.250    07/01/2028          149,544
--------------------------------------------------------------------------------------------------------------------
    1,430,000   NJ Health Care Facilities Financing Authority
                (Pascack Valley Hospital Assoc.) 2,5                            5.125    07/01/2018          771,914
--------------------------------------------------------------------------------------------------------------------
    5,755,000   NJ Health Care Facilities Financing Authority
                (Pascack Valley Hospital Assoc.) 2,5                            5.125    07/01/2028        3,106,549
--------------------------------------------------------------------------------------------------------------------
      135,000   NJ Health Care Facilities Financing Authority
               (Pascack Valley Hospital Assoc.) 2,5                             6.625    07/01/2036           72,860


                   25 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$   1,300,000   NJ Health Care Facilities Financing Authority
                (Raritan Bay Medical Center)                                    7.250%   07/01/2014   $    1,320,020
--------------------------------------------------------------------------------------------------------------------
    9,830,000   NJ Health Care Facilities Financing Authority
                (Raritan Bay Medical Center)                                    7.250    07/01/2027        9,932,232
--------------------------------------------------------------------------------------------------------------------
    8,900,000   NJ Health Care Facilities Financing Authority
                (RWJ University Hospital)                                       5.000    07/01/2035        8,899,644
--------------------------------------------------------------------------------------------------------------------
       50,000   NJ Health Care Facilities Financing Authority (RWJ
                University Hospital)                                            5.600    07/01/2015           51,678
--------------------------------------------------------------------------------------------------------------------
    1,100,000   NJ Health Care Facilities Financing Authority (RWJ
                University Hospital)                                            5.750    07/01/2025        1,138,621
--------------------------------------------------------------------------------------------------------------------
       25,000   NJ Health Care Facilities Financing Authority (Society
                of the Valley Hospital)                                         5.375    07/01/2025           25,912
--------------------------------------------------------------------------------------------------------------------
       20,000   NJ Health Care Facilities Financing Authority (Society
                of the Valley Hospital)                                         5.500    07/01/2020           21,073
--------------------------------------------------------------------------------------------------------------------
       10,000   NJ Health Care Facilities Financing Authority (Somerset
                Medical Center)                                                 5.500    07/01/2023            9,444
--------------------------------------------------------------------------------------------------------------------
       70,000   NJ Health Care Facilities Financing Authority (Somerset
                Medical Center)                                                 5.500    07/01/2033           61,581
--------------------------------------------------------------------------------------------------------------------
      250,000   NJ Health Care Facilities Financing Authority (South Jersey
                Hospital System)                                                5.000    07/01/2036          244,243
--------------------------------------------------------------------------------------------------------------------
    2,505,000   NJ Health Care Facilities Financing Authority (South Jersey
                Hospital System)                                                5.000    07/01/2046        2,407,480
--------------------------------------------------------------------------------------------------------------------
   37,955,000   NJ Health Care Facilities Financing Authority (St. Barnabas
                Corp./St. Barnabas Medical Center Obligated Group)              6.250 6  07/01/2030        9,408,285
--------------------------------------------------------------------------------------------------------------------
        5,000   NJ Health Care Facilities Financing Authority (St. Barnabas)    5.000    07/01/2024            5,181
--------------------------------------------------------------------------------------------------------------------
       45,000   NJ Health Care Facilities Financing Authority (St. Barnabas)    5.000    07/01/2024           45,993
--------------------------------------------------------------------------------------------------------------------
       45,000   NJ Health Care Facilities Financing Authority (St. Joseph's
                Hospital & Medical Center)                                      5.700    07/01/2011           45,562
--------------------------------------------------------------------------------------------------------------------
      290,000   NJ Health Care Facilities Financing Authority (St. Joseph's
                Hospital & Medical Center)                                      5.750    07/01/2016          292,207
--------------------------------------------------------------------------------------------------------------------
      800,000   NJ Health Care Facilities Financing Authority (St. Joseph's
                Hospital & Medical Center)                                      6.000    07/01/2026          808,192
--------------------------------------------------------------------------------------------------------------------
       30,000   NJ Health Care Facilities Financing Authority
                (St. Peter's Hospital)                                          5.000    07/01/2013           30,053
--------------------------------------------------------------------------------------------------------------------
      305,000   NJ Health Care Facilities Financing Authority
                (St. Peter's Hospital)                                          5.000    07/01/2021          310,435
--------------------------------------------------------------------------------------------------------------------
      500,000   NJ Health Care Facilities Financing Authority (St. Peter's
                University Hospital/Margaret McLaughlin McCarrick
                Care Center Obligated Group)                                    6.875    07/01/2020          521,005
--------------------------------------------------------------------------------------------------------------------
    1,025,000   NJ Health Care Facilities Financing Authority (St. Peter's
                University Hospital/Margaret McLaughlin McCarrick
                Care Center Obligated Group)                                    6.875    07/01/2030        1,055,607
--------------------------------------------------------------------------------------------------------------------
       50,000   NJ Health Care Facilities Financing Authority
                (THGS/THGSF Obligated Group)                                    5.200    07/01/2031           50,125


                   26 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$   2,000,000   NJ Health Care Facilities Financing Authority
                (Trinitas Hospital)                                             5.250%   07/01/2030   $    1,885,600
--------------------------------------------------------------------------------------------------------------------
    5,880,000   NJ Health Care Facilities Financing Authority
                (Trinitas Hospital/Marillac Corp. Obligated Group) 1            5.250    07/01/2030        5,564,950
--------------------------------------------------------------------------------------------------------------------
       50,000   NJ Health Care Facilities Financing Authority
                (Trinitas Hospital/Marillac Corp. Obligated Group)              7.400    07/01/2020           56,225
--------------------------------------------------------------------------------------------------------------------
    7,480,000   NJ Health Care Facilities Financing Authority
                (Greystone Park Psychiatric Hospital) 3                         5.000    09/15/2026        7,586,515
--------------------------------------------------------------------------------------------------------------------
    4,000,000   NJ Health Care Facilities Financing Authority
                (Greystone Park Psychiatric Hospital) 3                         5.000    09/15/2027        4,056,960
--------------------------------------------------------------------------------------------------------------------
    4,000,000   NJ Health Care Facilities Financing Authority
                (Greystone Park Psychiatric Hospital) 3                         5.000    09/15/2028        4,056,960
--------------------------------------------------------------------------------------------------------------------
       15,000   NJ HFA                                                          5.250    11/01/2015           15,019
--------------------------------------------------------------------------------------------------------------------
       45,000   NJ HFA                                                          5.375    11/01/2008           45,097
--------------------------------------------------------------------------------------------------------------------
       30,000   NJ Higher Education Assistance Authority (Student Loans)        5.250    06/01/2018           30,236
--------------------------------------------------------------------------------------------------------------------
       80,000   NJ Higher Education Assistance Authority (Student Loans)        5.300    06/01/2017           80,870
--------------------------------------------------------------------------------------------------------------------
       40,000   NJ Higher Education Assistance Authority (Student Loans)        5.800    06/01/2016           40,505
--------------------------------------------------------------------------------------------------------------------
       20,000   NJ Higher Education Assistance Authority (Student Loans)        5.900    07/01/2009           20,270
--------------------------------------------------------------------------------------------------------------------
        5,000   NJ Higher Education Assistance Authority (Student Loans)        6.000    07/01/2011            5,070
--------------------------------------------------------------------------------------------------------------------
       20,000   NJ Higher Education Assistance Authority (Student Loans)        6.125    07/01/2015           20,092
--------------------------------------------------------------------------------------------------------------------
      480,000   NJ Higher Education Student Assistance Authority
                (Student Loans)                                                 6.000    06/01/2015          500,419
--------------------------------------------------------------------------------------------------------------------
       85,000   NJ Hsg. & Mortgage Finance Agency (Homebuyer)                   5.150    10/01/2018           86,919
--------------------------------------------------------------------------------------------------------------------
       10,000   NJ Hsg. & Mortgage Finance Agency (Homebuyer)                   5.250    10/01/2018           10,176
--------------------------------------------------------------------------------------------------------------------
    3,725,000   NJ Hsg. & Mortgage Finance Agency (Homebuyer)                   5.400    10/01/2020        3,806,056
--------------------------------------------------------------------------------------------------------------------
    2,255,000   NJ Hsg. & Mortgage Finance Agency (Multifamily) 1               4.900    11/01/2026        2,220,859
--------------------------------------------------------------------------------------------------------------------
    1,000,000   NJ Hsg. & Mortgage Finance Agency (Multifamily) 1               5.000    11/01/2036          970,980
--------------------------------------------------------------------------------------------------------------------
      275,000   NJ Hsg. & Mortgage Finance Agency (Multifamily) 1               5.150    11/01/2030          275,385
--------------------------------------------------------------------------------------------------------------------
       45,000   NJ Hsg. & Mortgage Finance Agency (Multifamily)                 5.400    11/01/2017           45,716
--------------------------------------------------------------------------------------------------------------------
   10,000,000   NJ Hsg. & Mortgage Finance Agency (Single Family Hsg.)          4.550    10/01/2022        9,800,200
--------------------------------------------------------------------------------------------------------------------
    5,000,000   NJ Hsg. & Mortgage Finance Agency (Single Family Hsg.)          4.625    10/01/2027        4,812,100
--------------------------------------------------------------------------------------------------------------------
      370,000   NJ Hsg. & Mortgage Finance Agency (Single Family Hsg.)          4.800    10/01/2047          342,842
--------------------------------------------------------------------------------------------------------------------
    4,500,000   NJ Hsg. & Mortgage Finance Agency (Single Family Hsg.)          5.000    10/01/2037        4,421,115
--------------------------------------------------------------------------------------------------------------------
    2,500,000   NJ Hsg. & Mortgage Finance Agency, Series A                     4.850    11/01/2039        2,351,575
--------------------------------------------------------------------------------------------------------------------
    2,150,000   NJ Hsg. & Mortgage Finance Agency, Series A                     4.950    11/01/2048        2,019,925
--------------------------------------------------------------------------------------------------------------------
       40,000   NJ Hsg. & Mortgage Finance Agency, Series A                     5.050    11/01/2018           40,658
--------------------------------------------------------------------------------------------------------------------
       25,000   NJ Hsg. & Mortgage Finance Agency, Series A                     5.050    05/01/2034           24,758
--------------------------------------------------------------------------------------------------------------------
      130,000   NJ Hsg. & Mortgage Finance Agency, Series A 1                   5.550    05/01/2027          132,076
--------------------------------------------------------------------------------------------------------------------
    2,085,000   NJ Hsg. & Mortgage Finance Agency, Series A                     5.650    05/01/2040        2,118,464
--------------------------------------------------------------------------------------------------------------------
       10,000   NJ Hsg. & Mortgage Finance Agency, Series A1                    6.250    05/01/2020           10,300
--------------------------------------------------------------------------------------------------------------------
       15,000   NJ Hsg. & Mortgage Finance Agency, Series B                     5.850    11/01/2012           15,764


                   27 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
---------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$      50,000   NJ Hsg. & Mortgage Finance Agency, Series B                    6.150%    11/01/2020   $       51,813
--------------------------------------------------------------------------------------------------------------------
       20,000   NJ Hsg. & Mortgage Finance Agency, Series BB                   5.300     04/01/2017           20,503
--------------------------------------------------------------------------------------------------------------------
       90,000   NJ Hsg. & Mortgage Finance Agency, Series E1                   5.750     05/01/2025           92,600
--------------------------------------------------------------------------------------------------------------------
    2,405,000   NJ Hsg. & Mortgage Finance Agency, Series M 1                  5.000     10/01/2036        2,359,930
--------------------------------------------------------------------------------------------------------------------
       55,000   NJ Hsg. & Mortgage Finance Agency, Series T                    5.600     04/01/2017           55,904
--------------------------------------------------------------------------------------------------------------------
       80,000   NJ Hsg. & Mortgage Finance Agency, Series U                    5.550     10/01/2011           81,323
--------------------------------------------------------------------------------------------------------------------
    1,465,000   NJ Hsg. & Mortgage Finance Agency, Series U                    5.750     04/01/2018        1,488,294
--------------------------------------------------------------------------------------------------------------------
      390,000   NJ Hsg. & Mortgage Finance Agency, Series U 1                  5.850     04/01/2029          394,618
--------------------------------------------------------------------------------------------------------------------
       65,000   NJ Hsg. & Mortgage Finance Agency, Series V                    5.250     04/01/2026           66,053
--------------------------------------------------------------------------------------------------------------------
       55,000   NJ Readington-Lebanon Sewage Authority                         5.250     01/01/2013           55,116
--------------------------------------------------------------------------------------------------------------------
    1,525,000   NJ South Jersey Port Corp.                                     5.200     01/01/2023        1,559,206
--------------------------------------------------------------------------------------------------------------------
      200,000   NJ South Jersey Port Corp.                                     5.250     01/01/2030          202,218
--------------------------------------------------------------------------------------------------------------------
        5,000   NJ Sports & Exposition Authority, Series A                     5.000     01/01/2010            5,011
--------------------------------------------------------------------------------------------------------------------
       15,000   NJ Sports & Exposition Authority, Series A                     5.125     01/01/2016           15,031
--------------------------------------------------------------------------------------------------------------------
      200,000   NJ Sports & Exposition Authority, Series A                     5.200     01/01/2020          200,354
--------------------------------------------------------------------------------------------------------------------
      490,000   NJ Sports & Exposition Authority, Series A                     5.200     01/01/2024          490,745
--------------------------------------------------------------------------------------------------------------------
    3,000,000   NJ Tobacco Settlement Financing Corp.                          4.625     06/01/2026        2,625,060
--------------------------------------------------------------------------------------------------------------------
   29,820,000   NJ Tobacco Settlement Financing Corp.                          4.750     06/01/2034       25,174,939
--------------------------------------------------------------------------------------------------------------------
    5,515,000   NJ Tobacco Settlement Financing Corp.                          5.000     06/01/2029        4,883,036
--------------------------------------------------------------------------------------------------------------------
  200,000,000   NJ Tobacco Settlement Financing Corp.                          5.800 6   06/01/2041       20,022,000
--------------------------------------------------------------------------------------------------------------------
  328,450,000   NJ Tobacco Settlement Financing Corp.                          5.865 6   06/01/2041       35,068,607
--------------------------------------------------------------------------------------------------------------------
       10,000   NJ Tobacco Settlement Financing Corp. (TASC)                   5.750     06/01/2016           11,273
--------------------------------------------------------------------------------------------------------------------
   21,245,000   NJ Tobacco Settlement Financing Corp. (TASC)                   6.125     06/01/2042       24,245,644
--------------------------------------------------------------------------------------------------------------------
    3,945,000   NJ Tobacco Settlement Financing Corp. (TASC)                   6.250     06/01/2043        4,633,994
--------------------------------------------------------------------------------------------------------------------
       15,000   NJ Wastewater Treatment                                        5.200     09/01/2010           15,033
--------------------------------------------------------------------------------------------------------------------
       55,000   Pleasantville, NJ School District COP                          5.500     10/01/2013           55,130
--------------------------------------------------------------------------------------------------------------------
       20,000   Pompton Lakes, NJ School District                              5.500     08/01/2009           20,052
--------------------------------------------------------------------------------------------------------------------
    1,535,000   Port Authority NY/NJ (JFK International Air Terminal)          5.750     12/01/2022        1,567,696
--------------------------------------------------------------------------------------------------------------------
    5,485,000   Port Authority NY/NJ (JFK International Air Terminal) 1        5.750     12/01/2025        5,492,514
--------------------------------------------------------------------------------------------------------------------
    3,535,000   Port Authority NY/NJ (KIAC)                                    6.750     10/01/2011        3,543,661
--------------------------------------------------------------------------------------------------------------------
    3,210,000   Port Authority NY/NJ (KIAC)                                    6.750     10/01/2019        3,231,700
--------------------------------------------------------------------------------------------------------------------
       40,000   Port Authority NY/NJ, 116th Series                             5.000     10/01/2016           40,078
--------------------------------------------------------------------------------------------------------------------
       40,000   Port Authority NY/NJ, 117th Series                             5.125     11/15/2013           40,925
--------------------------------------------------------------------------------------------------------------------
       25,000   Port Authority NY/NJ, 122nd Series                             5.125     01/15/2036           25,122
--------------------------------------------------------------------------------------------------------------------
       20,000   Port Authority NY/NJ, 124th Series                             5.000     08/01/2022           20,296
--------------------------------------------------------------------------------------------------------------------
      310,000   Port Authority NY/NJ, 124th Series                             5.000     08/01/2031          311,082
--------------------------------------------------------------------------------------------------------------------
    6,595,000   Port Authority NY/NJ, 126th Series 1                           5.250     05/15/2037        6,686,077
--------------------------------------------------------------------------------------------------------------------
    9,235,000   Port Authority NY/NJ, 127th Series 3                           5.250     12/15/2032        9,399,162
--------------------------------------------------------------------------------------------------------------------
   15,720,000   Port Authority NY/NJ, 141st Series 3                           5.000     09/01/2024       16,108,048
--------------------------------------------------------------------------------------------------------------------
   10,500,000   Port Authority NY/NJ, 143rd Series 3                           5.000     10/01/2030       10,611,563


                   28 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$      20,000   Riverside, NJ Township GO                                      5.450%    12/01/2010   $       20,043
--------------------------------------------------------------------------------------------------------------------
      215,000   Salem County, NJ IPCFA (Atlantic City Electric Company)        5.600     11/01/2025          218,616
--------------------------------------------------------------------------------------------------------------------
       40,000   Salem County, NJ IPCFA (Atlantic City Electric Company)        5.600     11/01/2025           40,048
--------------------------------------------------------------------------------------------------------------------
    1,520,000   Salem County, NJ IPCFA (Public Service Electric & Gas) 1       5.200     03/01/2025        1,521,034
--------------------------------------------------------------------------------------------------------------------
    4,245,000   Salem County, NJ IPCFA (Public Service Electric & Gas)         5.450     02/01/2032        4,288,257
--------------------------------------------------------------------------------------------------------------------
    1,440,000   Salem County, NJ IPCFA (Public Service Electric & Gas)         5.750     04/01/2031        1,443,197
--------------------------------------------------------------------------------------------------------------------
    3,980,000   Union County, NJ Improvement Authority
                (Juvenile Detention Center)                                    5.500     05/01/2034        4,279,376
--------------------------------------------------------------------------------------------------------------------
       65,000   Union County, NJ Improvement Authority (Linden Airport)        5.000     03/01/2028           65,758
--------------------------------------------------------------------------------------------------------------------
       50,000   Union County, NJ Utilities Authority (County Deficiency)       5.000     06/15/2028           50,164
--------------------------------------------------------------------------------------------------------------------
      435,000   Union County, NJ Utilities Authority (County Deficiency)       5.000     06/15/2028          436,422
--------------------------------------------------------------------------------------------------------------------
       50,000   Union County, NJ Utilities Authority (County Deficiency)       5.000     06/15/2028           50,515
--------------------------------------------------------------------------------------------------------------------
       15,000   Union County, NJ Utilities Authority (Ogden Martin
                Systems of Union)                                              5.000     06/01/2016           15,185
--------------------------------------------------------------------------------------------------------------------
    1,590,000   Union County, NJ Utilities Authority (Ogden Martin
                Systems of Union) 1                                            5.000     06/01/2023        1,608,889
--------------------------------------------------------------------------------------------------------------------
      185,000   Union County, NJ Utilities Authority (Ogden Martin
                Systems of Union)                                              5.350     06/01/2023          187,431
--------------------------------------------------------------------------------------------------------------------
    9,445,000   Union County, NJ Utilities Authority (Ogden Martin
                Systems of Union)                                              5.375     06/01/2013        9,618,410
--------------------------------------------------------------------------------------------------------------------
      160,000   Union County, NJ Utilities Authority (Ogden Martin
                Systems of Union)                                              5.375     06/01/2017          162,136
--------------------------------------------------------------------------------------------------------------------
      180,000   Union County, NJ Utilities Authority (Ogden Martin
                Systems of Union)                                              5.375     06/01/2018          182,390
--------------------------------------------------------------------------------------------------------------------
      285,000   Union County, NJ Utilities Authority (Ogden Martin
                Systems of Union)                                              5.375     06/01/2019          288,785
--------------------------------------------------------------------------------------------------------------------
      120,000   Union County, NJ Utilities Authority (Ogden Martin
                Systems of Union)                                              5.375     06/01/2020          121,594
--------------------------------------------------------------------------------------------------------------------
       10,000   University of Medicine & Dentistry of New Jersey COP           6.750     12/01/2009           10,143
                                                                                                      --------------
                                                                                                         680,403,148
--------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--35.8%
    2,740,000   Guam Education Financing Foundation COP                        5.000     10/01/2023        2,853,217
--------------------------------------------------------------------------------------------------------------------
    2,500,000   Guam Government Waterworks Authority and
                Wastewater System                                              5.875     07/01/2035        2,483,000
--------------------------------------------------------------------------------------------------------------------
    3,900,000   Guam Government Waterworks Authority and
                Wastewater System                                              6.000     07/01/2025        3,989,856
--------------------------------------------------------------------------------------------------------------------
       50,000   Guam Power Authority, Series A                                 5.125     10/01/2029           46,416
--------------------------------------------------------------------------------------------------------------------
    4,650,000   Northern Mariana Islands Commonwealth, Series A                5.000     06/01/2030        4,147,103
--------------------------------------------------------------------------------------------------------------------
      300,000   Northern Mariana Islands Commonwealth, Series A                6.750     10/01/2033          317,493
--------------------------------------------------------------------------------------------------------------------
    1,250,000   Northern Mariana Islands Ports Authority, Series A             5.500     03/15/2031        1,150,350
--------------------------------------------------------------------------------------------------------------------
    3,310,000   Northern Mariana Islands Ports Authority, Series A             6.250     03/15/2028        3,002,534


                   29 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$   5,000,000   Puerto Rico Aqueduct & Sewer Authority                         5.000%    07/01/2019   $    5,007,250
--------------------------------------------------------------------------------------------------------------------
    5,200,000   Puerto Rico Children's Trust Fund (TASC)                       5.500     05/15/2039        5,142,072
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Puerto Rico Children's Trust Fund (TASC)                       5.625     05/15/2043        2,974,680
--------------------------------------------------------------------------------------------------------------------
   94,000,000   Puerto Rico Children's Trust Fund (TASC)                       6.313 6   05/15/2050        5,436,020
--------------------------------------------------------------------------------------------------------------------
   26,000,000   Puerto Rico Children's Trust Fund (TASC)                       7.031 6   05/15/2055          910,780
--------------------------------------------------------------------------------------------------------------------
      350,000   Puerto Rico Commonwealth GO 1                                  5.000     07/01/2025          347,774
--------------------------------------------------------------------------------------------------------------------
       50,000   Puerto Rico Commonwealth GO                                    5.000     07/01/2026           49,612
--------------------------------------------------------------------------------------------------------------------
   12,015,000   Puerto Rico Commonwealth GO                                    5.000     07/01/2027       11,874,785
--------------------------------------------------------------------------------------------------------------------
    4,685,000   Puerto Rico Commonwealth GO                                    5.000     07/01/2034        4,574,059
--------------------------------------------------------------------------------------------------------------------
    3,170,000   Puerto Rico Commonwealth GO                                    5.125     07/01/2031        3,114,715
--------------------------------------------------------------------------------------------------------------------
    2,250,000   Puerto Rico Commonwealth GO                                    5.250     07/01/2026        2,265,863
--------------------------------------------------------------------------------------------------------------------
      945,000   Puerto Rico Commonwealth GO                                    5.250     07/01/2030          945,274
--------------------------------------------------------------------------------------------------------------------
    1,750,000   Puerto Rico Commonwealth GO                                    5.250     07/01/2031        1,748,740
--------------------------------------------------------------------------------------------------------------------
      950,000   Puerto Rico Commonwealth GO                                    5.250     07/01/2032          946,713
--------------------------------------------------------------------------------------------------------------------
   16,035,000   Puerto Rico Commonwealth GO                                    5.250     07/01/2034       15,909,606
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Puerto Rico Electric Power Authority, Series TT                5.000     07/01/2032        2,993,580
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Puerto Rico Electric Power Authority, Series TT                5.000     07/01/2037        2,983,860
--------------------------------------------------------------------------------------------------------------------
   20,500,000   Puerto Rico Electric Power Authority, Series UU 3              3.868 4   07/01/2031       16,267,980
--------------------------------------------------------------------------------------------------------------------
    6,200,000   Puerto Rico Electric Power Authority, Series UU                3.848 4   07/01/2025        5,196,840
--------------------------------------------------------------------------------------------------------------------
      885,000   Puerto Rico HFC, Series B                                      5.300     12/01/2028          895,841
--------------------------------------------------------------------------------------------------------------------
      810,000   Puerto Rico Highway & Transportation Authority, Series G       5.000     07/01/2042          785,773
--------------------------------------------------------------------------------------------------------------------
    4,000,000   Puerto Rico Highway & Transportation Authority, Series K       5.000     07/01/2027        3,982,600
--------------------------------------------------------------------------------------------------------------------
    5,145,000   Puerto Rico Highway & Transportation Authority, Series K       5.000     07/01/2030        5,086,656
--------------------------------------------------------------------------------------------------------------------
      450,000   Puerto Rico Highway & Transportation Authority, Series M       5.000     07/01/2037          438,813
--------------------------------------------------------------------------------------------------------------------
   12,000,000   Puerto Rico Highway & Transportation Authority,
                Series N 3,7                                                   3.698 4   07/01/2045        9,139,680
--------------------------------------------------------------------------------------------------------------------
   29,000,000   Puerto Rico Highway & Transportation Authority,
                Series N 7                                                     3.698 4   07/01/2045       22,087,560
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Puerto Rico Infrastructure                                     5.000     07/01/2027          995,650
--------------------------------------------------------------------------------------------------------------------
    5,000,000   Puerto Rico Infrastructure                                     5.000     07/01/2037        4,875,700
--------------------------------------------------------------------------------------------------------------------
    5,000,000   Puerto Rico Infrastructure                                     5.000     07/01/2037        4,860,950
--------------------------------------------------------------------------------------------------------------------
    9,750,000   Puerto Rico Infrastructure                                     5.000     07/01/2041        9,449,505
--------------------------------------------------------------------------------------------------------------------
   20,100,000   Puerto Rico Infrastructure                                     5.000     07/01/2046       19,346,451
--------------------------------------------------------------------------------------------------------------------
      930,000   Puerto Rico ITEMECF (Ana G. Mendez University)                 5.000     03/01/2036          838,711
--------------------------------------------------------------------------------------------------------------------
      100,000   Puerto Rico ITEMECF (Ana G. Mendez University)                 5.375     02/01/2019          100,880
--------------------------------------------------------------------------------------------------------------------
      555,000   Puerto Rico ITEMECF (Ana G. Mendez University)                 5.375     02/01/2029          539,360
--------------------------------------------------------------------------------------------------------------------
    1,710,000   Puerto Rico ITEMECF (Cogeneration Facilities)                  6.625     06/01/2026        1,785,377
--------------------------------------------------------------------------------------------------------------------
      205,000   Puerto Rico ITEMECF (Dr. Pila Hospital)                        6.250     08/01/2032          205,381
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Puerto Rico ITEMECF (Polytechnic University)                   5.000     08/01/2032          984,040


                   30 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$     265,000   Puerto Rico ITEMECF (SEAM/Hospital Espanol Auxillio
                Obligated Group)                                               6.250%    07/01/2024   $      267,419
--------------------------------------------------------------------------------------------------------------------
      500,000   Puerto Rico Municipal Finance Agency, Series A                 5.250     08/01/2024          505,715
--------------------------------------------------------------------------------------------------------------------
    3,250,000   Puerto Rico Municipal Finance Agency, Series A                 5.250     08/01/2025        3,277,040
--------------------------------------------------------------------------------------------------------------------
   16,365,000   Puerto Rico Port Authority (American Airlines),
                Series A                                                       6.250     06/01/2026       14,972,502
--------------------------------------------------------------------------------------------------------------------
    1,985,000   Puerto Rico Port Authority (American Airlines),
                Series A                                                       6.300     06/01/2023        1,846,923
--------------------------------------------------------------------------------------------------------------------
       55,000   Puerto Rico Port Authority, Series D                           6.000     07/01/2021           55,223
--------------------------------------------------------------------------------------------------------------------
   10,000,000   Puerto Rico Public Buildings Authority                         5.250     07/01/2029       10,007,600
--------------------------------------------------------------------------------------------------------------------
   16,545,000   Puerto Rico Public Buildings Authority                         5.250     07/01/2033       16,463,764
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Puerto Rico Public Buildings Authority, Series D               5.125     07/01/2024        1,002,300
--------------------------------------------------------------------------------------------------------------------
    1,530,000   Puerto Rico Public Buildings Authority, Series D               5.250     07/01/2036        1,513,216
--------------------------------------------------------------------------------------------------------------------
   10,000,000   Puerto Rico Sales Tax Financing Corp., Series A 3              4.518     08/01/2057        8,434,200
--------------------------------------------------------------------------------------------------------------------
    9,000,000   Puerto Rico Sales Tax Financing Corp., Series A                5.250     08/01/2057        9,192,420
--------------------------------------------------------------------------------------------------------------------
    1,000,000   University of Puerto Rico                                      5.000     06/01/2025          993,630
--------------------------------------------------------------------------------------------------------------------
    3,350,000   University of Puerto Rico                                      5.000     06/01/2025        3,328,661
--------------------------------------------------------------------------------------------------------------------
    3,000,000   University of Puerto Rico, Series Q                            5.000     06/01/2030        2,958,090
--------------------------------------------------------------------------------------------------------------------
      150,000   University of V.I., Series A                                   5.250     12/01/2023          152,964
--------------------------------------------------------------------------------------------------------------------
      710,000   University of V.I., Series A                                   5.375     06/01/2034          700,103
--------------------------------------------------------------------------------------------------------------------
    1,000,000   University of V.I., Series A                                   6.000     12/01/2024        1,036,000
--------------------------------------------------------------------------------------------------------------------
       40,000   University of V.I., Series A                                   6.250     12/01/2029           41,306
--------------------------------------------------------------------------------------------------------------------
       60,000   V.I. HFA, Series A                                             6.500     03/01/2025           60,047
--------------------------------------------------------------------------------------------------------------------
    5,000,000   V.I. Public Finance Authority (Hovensa Coker) 1                6.500     07/01/2021        5,226,750
--------------------------------------------------------------------------------------------------------------------
    1,515,000   V.I. Public Finance Authority, Series A                        6.375     10/01/2019        1,628,458
--------------------------------------------------------------------------------------------------------------------
      325,000   V.I. Public Finance Authority, Series E                        5.875     10/01/2018          329,758
--------------------------------------------------------------------------------------------------------------------
    2,500,000   V.I. Public Finance Authority, Series E                        6.000     10/01/2022        2,533,850
--------------------------------------------------------------------------------------------------------------------
   11,100,000   V.I. Tobacco Settlement Financing Corp.                        6.235 6   05/15/2035        1,792,206
--------------------------------------------------------------------------------------------------------------------
    1,100,000   V.I. Tobacco Settlement Financing Corp.                        6.500 6   05/15/2035          173,899
--------------------------------------------------------------------------------------------------------------------
    2,050,000   V.I. Tobacco Settlement Financing Corp.                        6.875 6   05/15/2035          301,022
--------------------------------------------------------------------------------------------------------------------
    3,100,000   V.I. Tobacco Settlement Financing Corp.                        7.625 6   05/15/2035          395,963
--------------------------------------------------------------------------------------------------------------------
      290,000   V.I. Water & Power Authority                                   5.300     07/01/2018          292,306
--------------------------------------------------------------------------------------------------------------------
      175,000   V.I. Water & Power Authority                                   5.300     07/01/2021          175,462
                                                                                                      --------------
                                                                                                         282,737,897

--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,014,453,848)--121.9%                                                963,141,045
--------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(21.9)                                                           (173,227,035)
                                                                                                      --------------
NET ASSETS-100.0%                                                                                     $  789,914,010
                                                                                                      ==============


                   31 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Issue is in default. See Note 1 of accompanying Notes.

3. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

4. Represents the current interest rate for a variable or increasing rate security.

5. Illiquid security. The aggregate value of illiquid securities as of January 31, 2008 was $3,951,323, which represents 0.50% of the Fund's net assets. See
Note 5 of accompanying Notes.

6. Zero coupon bond reflects effective yield on the date of purchase.

7. When-issued security or delayed delivery to be delivered and settled after January 31, 2008. See Note 1 of accompanying Notes.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CMC       Carolinas Medical Center
CMHS      Clara Maass Health System
CMMC      Clara Maass Medical Center
COP       Certificates of Participation
CoMC      Community Medical Center
DRIVERS   Derivative Inverse Tax Exempt Receipts
EDA       Economic Devel. Authority
GO        General Obligation
HDC       Housing Devel. Corp.
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
IPCFA     Industrial Pollution Control Financing Authority
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK       John Fitzgerald Kennedy
KMCC      Kensington Manor Care Center
KMH       Kennedy Memorial Hospital
KSC       Kennedy Surgical Center
MHC       Meridian Hospitals Corp.
NY/NJ     New York/New Jersey
ONP       Ocean Nursing Pavillion, Inc.
PCFA      Pollution Control Finance Authority
RITES     Residual Interest Tax Exempt Security
ROLs      Residual Option Longs
RWJ       Robert Wood Johnson
SEAM      Sociedad Espanola de Auxilio Mutuo
TASC      Tobacco Settlement Asset-Backed Bonds
THGS      The House of the Good Shepard
THGSF     The House of the Good Shepard Foundation
UMC       University Medical Center
V.I.      United States Virgin Islands

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   32 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

January 31, 2008
---------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,014,453,848)--see accompanying statement of investments          $  963,141,045
---------------------------------------------------------------------------------------------------------------
Cash                                                                                                   547,980
---------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $10,205,119 sold on a when-issued or delayed delivery basis)            11,613,395
Interest                                                                                             8,949,264
Shares of beneficial interest sold                                                                   2,242,555
Other                                                                                                   26,161
                                                                                                ---------------
Total assets                                                                                       986,520,400

---------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)                                     163,450,000
Investments purchased (including $17,299,807 purchased on a when-issued
or delayed delivery basis)                                                                          17,325,244
Payable on borrowings (See Note 6)                                                                  12,400,000
Shares of beneficial interest redeemed                                                               2,389,475
Dividends                                                                                              774,596
Distribution and service plan fees                                                                     103,751
Trustees' compensation                                                                                  65,838
Interest expense on borrowings                                                                          55,840
Transfer and shareholder servicing agent fees                                                           26,199
Other                                                                                                   15,447
                                                                                                ---------------
Total liabilities                                                                                  196,606,390

---------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                      $  789,914,010
                                                                                                ===============

---------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                 $  846,129,209
---------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                       (202,308)
---------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                        (4,700,088)
----------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                         (51,312,803)
                                                                                                ---------------
NET ASSETS                                                                                      $  789,914,010
                                                                                                ===============


                   33 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $526,104,897
and 47,622,794 shares of beneficial interest outstanding)                                       $        11.05
Maximum offering price per share (net asset value plus sales charge of 4.75% of
offering price)                                                                                 $        11.60
---------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $62,006,484 and 5,605,372 shares of
beneficial interest outstanding)                                                                $        11.06
---------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $201,802,629 and 18,253,306 shares
of beneficial interest outstanding)                                                             $        11.06

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   34 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2008
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------
Interest                                                                                        $   26,994,229
---------------------------------------------------------------------------------------------------------------
Other income                                                                                               401
                                                                                                ---------------
Total investment income                                                                             26,994,630

---------------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------------
Management fees                                                                                      2,135,501
---------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                414,690
Class B                                                                                                302,249
Class C                                                                                                972,024
---------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                101,271
Class B                                                                                                 25,726
Class C                                                                                                 53,803
---------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                                  9,783
Class B                                                                                                  2,269
Class C                                                                                                  6,928
---------------------------------------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate notes issued (See Note 1)                      3,340,422
---------------------------------------------------------------------------------------------------------------
Interest expense on borrowings                                                                         350,613
---------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                             12,815
---------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                   9,323
---------------------------------------------------------------------------------------------------------------
Other                                                                                                   80,756
                                                                                                ---------------
Total expenses                                                                                       7,818,173
Less reduction to custodian expenses                                                                    (3,125)
                                                                                                ---------------
Net expenses                                                                                         7,815,048

---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                               19,179,582

---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments                                                                    (3,315,521)
---------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                                               (66,516,374)

---------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            $  (50,652,313)
                                                                                                ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   35 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   SIX MONTHS             YEAR
                                                                                        ENDED            ENDED
                                                                             JANUARY 31, 2008         JULY 31,
                                                                                  (UNAUDITED)             2007
---------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------
Net investment income                                                        $     19,179,582   $   30,412,564
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                           (3,315,521)       4,847,636
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                              (66,516,374)      (5,922,240)
                                                                             ----------------------------------
Net increase (decrease) in net assets resulting from operations                   (50,652,313)      29,337,960

---------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                           (13,358,095)     (21,039,557)
Class B                                                                            (1,322,561)      (2,680,254)
Class C                                                                            (4,280,131)      (6,698,889)
                                                                             ----------------------------------
                                                                                  (18,960,787)     (30,418,700)

---------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                           (18,816,375)     220,976,427
Class B                                                                            (6,058,186)        (814,610)
Class C                                                                           (10,830,146)      92,387,458
                                                                             ----------------------------------
                                                                                  (35,704,707)     312,549,275

---------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                        (105,317,807)     311,468,535
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               895,231,817      583,763,282
                                                                             ----------------------------------
End of period (including accumulated net investment loss
of $202,308 and $421,103, respectively)                                      $    789,914,010   $  895,231,817
                                                                             ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   36 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF CASH FLOWS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2008
---------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
---------------------------------------------------------------------------------------------------------------
Net decrease in net assets from operations                                                      $  (50,652,313)
---------------------------------------------------------------------------------------------------------------
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities                                                                 (136,480,308)
Proceeds from disposition of investment securities                                                 168,280,321
Short-term investment securities, net                                                               10,652,485
Premium amortization                                                                                 1,333,761
Discount accretion                                                                                  (2,721,733)
Net realized loss on investments                                                                     3,315,521
Net change in unrealized depreciation on investments                                                66,516,374
Decrease in interest receivable                                                                        121,905
Increase in receivable for securities sold                                                         (11,613,395)
Increase in other assets                                                                                (5,735)
Increase in payable for securities purchased                                                        11,988,870
Decrease in payable for accrued expenses                                                               (39,738)
                                                                                                ---------------
Net cash used in operating activities                                                               60,696,015

---------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
---------------------------------------------------------------------------------------------------------------
Proceeds from bank borrowings                                                                      168,100,000
Payments on bank borrowings                                                                       (163,200,000)
Proceeds from short-term floating rate notes issued                                                (14,610,000)
Proceeds from shares sold                                                                          148,381,172
Payment on shares redeemed                                                                        (192,451,790)
Cash distributions paid                                                                             (6,927,049)
                                                                                                ---------------
Net cash provided by financing activities                                                          (60,707,667)
---------------------------------------------------------------------------------------------------------------
Net decrease in cash                                                                                   (11,652)
---------------------------------------------------------------------------------------------------------------
Cash, beginning balance                                                                                559,632
                                                                                                ---------------
Cash, ending balance                                                                            $      547,980
                                                                                                ===============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $11,868,239.

Cash paid for interest on bank borrowings--$321,126.

Cash paid for interest on short-term floating rate notes issued--$3,340,422.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   37 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      SIX MONTHS
                                                           ENDED
                                                JANUARY 31, 2008                                            YEAR ENDED JULY 31,
CLASS A                                              (UNAUDITED)         2007         2006         2005        2004        2003
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     11.98   $    11.90   $    12.03   $    10.76   $   10.51   $   10.99
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .28 1        .52 1        .55 1        .62 1       .67         .67
Net realized and unrealized gain (loss)                     (.94)         .09         (.09)        1.32         .23        (.52)
                                                     ---------------------------------------------------------------------------
Total from investment operations                            (.66)         .61          .46         1.94         .90         .15
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                        (.27)        (.53)        (.59)        (.67)       (.65)       (.63)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $     11.05   $    11.98   $    11.90   $    12.03   $   10.76   $   10.51
                                                     ===========================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         (5.53)%       5.13%        3.93%       18.46%       8.63%       1.21%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $   526,105   $  591,238   $  371,295   $  200,831   $  94,214   $  61,825
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $   559,439   $  486,782   $  287,248   $  133,634   $  78,828   $  54,811
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       4.79%        4.32%        4.67%        5.41%       6.28%       6.24%
Expenses excluding interest and fees
on short-term floating rate notes issued                    0.80%        0.82%        0.90%        0.91%       0.98%       1.02%
Interest and fees on short-term floating
rate notes issued 4                                         0.79%        0.62%        0.63%        0.35%       0.32%       0.26%
                                                     ---------------------------------------------------------------------------
Total expenses                                              1.59%        1.44%        1.53%        1.26%       1.30%       1.28%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                          1.59%        1.44%        1.47%        1.06%       1.10%       1.08%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       16%          18%          19%           7%         14%         62%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   38 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

                                                      SIX MONTHS
                                                           ENDED
                                                JANUARY 31, 2008                                            YEAR ENDED JULY 31,
CLASS B                                              (UNAUDITED)         2007         2006         2005        2004        2003
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     11.99   $    11.91   $    12.05   $    10.78   $   10.52   $   11.00
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .23 1        .43 1        .47 1        .54 1       .60         .59
Net realized and unrealized gain (loss)                     (.94)         .08         (.11)        1.31         .23        (.53)
                                                     ---------------------------------------------------------------------------
Total from investment operations                            (.71)         .51          .36         1.85         .83         .06
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                        (.22)        (.43)        (.50)        (.58)       (.57)       (.54)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $     11.06   $    11.99   $    11.91   $    12.05   $   10.78   $   10.52
                                                     ===========================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         (5.90)%       4.30%        3.03%       17.53%       7.92%       0.46%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $    62,006   $   73,579   $   73,887   $   62,399   $  51,329   $  46,912
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $    66,615   $   75,560   $   68,065   $   56,755   $  50,920   $  45,226
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       3.99%        3.55%        3.93%        4.74%       5.54%       5.46%
Expenses excluding interest and fees
on short-term floating rate notes issued                    1.59%        1.61%        1.69%        1.68%       1.73%       1.78%
Interest and fees on short-term floating
rate notes issued 4                                         0.79%        0.62%        0.63%        0.35%       0.32%       0.26%
                                                     ---------------------------------------------------------------------------
Total expenses                                              2.38%        2.23%        2.32%        2.03%       2.05%       2.04%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                          2.38%        2.23%        2.24%        1.83%       1.85%       1.84%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       16%          18%          19%           7%         14%         62%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   39 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                         SIX MONTHS
                                                              ENDED
                                                   JANUARY 31, 2008                                              YEAR ENDED JULY 31,
CLASS C                                                 (UNAUDITED)         2007         2006         2005         2004         2003
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $     11.99   $    11.91   $    12.04   $    10.77   $    10.51   $   10.99
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           .23 1        .43 1        .46 1        .53 1        .59         .59
Net realized and unrealized gain (loss)                        (.93)         .09         (.09)        1.32          .24        (.53)
                                                        ----------------------------------------------------------------------------
Total from investment operations                               (.70)         .52          .37         1.85          .83         .06
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                           (.23)        (.44)        (.50)        (.58)        (.57)       (.54)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $     11.06   $    11.99   $    11.91   $    12.04   $    10.77   $   10.51
                                                        ============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                            (5.89)%       4.33%        3.14%       17.54%        7.91%       0.45%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $   201,803   $  230,415   $  138,581   $   70,128   $   23,795   $  17,784
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $   214,148   $  188,557   $  104,423   $   40,717   $   20,470   $  16,770
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                          4.02%        3.55%        3.90%        4.57%        5.53%       5.49%
Expenses excluding interest and fees
on short-term floating rate notes issued                       1.57%        1.58%        1.66%        1.67%        1.73%       1.78%
Interest and fees on short-term floating
rate notes issued 4                                            0.79%        0.62%        0.63%        0.35%        0.32%       0.26%
                                                        ----------------------------------------------------------------------------
Total expenses                                                 2.36%        2.20%        2.29%        2.02%        2.05%       2.04%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                             2.36%        2.20%        2.23%        1.82%        1.85%       1.84%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          16%          18%          19%           7%          14%         62%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   40 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer New Jersey Municipal Fund (the "Fund") is a separate series of Oppenheimer Multi-State Municipal Trust, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and New Jersey income taxes for individual investors as is consistent with preservation of capital. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees.


                   41 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of January 31, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis:

                             WHEN-ISSUED OR DELAYED DELIVERY
                                          BASIS TRANSACTIONS
      ------------------------------------------------------
      Purchased securities                     $  17,299,807
      Sold securities                             10,205,119

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may invest up to 20% of its total assets (which includes the effects of leverage) in inverse floaters. Inverse floaters, including the effects of leverage, amount to $154,569,899 as of January 31, 2008, which represents 15.67% of the Fund's total assets.

      Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term


                   42 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations. At January 31, 2008, municipal bond holdings with a value of $202,691,808 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $163,450,000 in short-term floating rate notes issued and outstanding at that date.

At January 31, 2008, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL                                                         COUPON     MATURITY
AMOUNT        INVERSE FLOATER 1                                   RATE 2         DATE          VALUE
-----------------------------------------------------------------------------------------------------
$ 2,170,000   NJ EDA RITES 3                                      10.609%      3/1/27   $  2,518,502

  9,045,000   NJ EDA ROLs                                         10.414       3/1/30     10,613,946

  4,520,000   NJ EDA ROLs                                         10.414       3/1/28      5,371,206

              NJ Health Care Facilities Financing
              Authority (Catholic Health
              East/Mercy Medical/McCauley
    610,000   Center Obligated Group)                              4.086     11/15/33        503,525

              NJ Health Care Facilities Financing
              Authority (Englewood Hospital &
  2,000,000   Medical Center) RITES                                8.089       8/1/25      2,424,960

              NJ Health Care Facilities Financing
  3,870,000   Authority DRIVERS                                    9.730      9/15/28      4,090,435

              NJ Health Care Facilities Financing
  9,695,000   Authority RITES                                      6.600     11/15/33      2,925,951

              NJ Reset Optional Certificates
  2,500,000   Trust II ROLs                                       10.009       9/1/36      2,877,650


                   43 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

  PRINCIPAL                                                       COUPON     MATURITY
     AMOUNT   INVERSE FLOATER 1                                   RATE 2         DATE          VALUE
-----------------------------------------------------------------------------------------------------
 $3,930,000   Port Authority NY/NJ RITES                          12.852%      9/1/24   $  4,318,048

              Port Authority NY/NJ, 2271st
  2,625,000   Series ROLs                                         12.730      10/1/30      2,736,563

              Port Authority NY/NJ, 238th Series
  2,305,000   ROLs                                                 6.093     12/15/32      2,469,162

              Puerto Rico Electric Power
  2,050,000   Authority ROLs 3                                    16.443       7/1/31     (2,182,020)

              Puerto Rico Highway &
  4,000,000   Transportation Authority ROLs                        0.000 4     7/1/45      1,139,680

              Puerto Rico Sales Tax Financing
  1,000,000   Corp. ROLs 3                                        23.020       8/1/57       (565,800)
                                                                                        -------------
                                                                                        $ 39,241,808
                                                                                        =============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 32 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond.

3. Security is subject to a shortfall and forbearance agreement.

4. This inverse floater settles at a future date, at which time the interest rate will be determined.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of January 31, 2008, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $33,960,000.

--------------------------------------------------------------------------------
CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of January 31, 2008, securities with an aggregate market value of $6,381,423, representing 0.81% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may


                   44 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of January 31, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $4,867,007 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the fiscal year ended July 31, 2007, the Fund utilized $2,715,617 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of July 31, 2007, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                                EXPIRING
                                ----------------------
                                2010       $ 1,401,537
                                2012           115,750
                                2014            34,199
                                           -----------
                                Total      $ 1,551,486
                                           ===========

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing


                   45 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended January 31, 2008, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

            Projected Benefit Obligations Increased        $    330
            Payments Made to Retired Trustees                 5,347
            Accumulated Liability as of January 31,2008      42,248

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the


                   46 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                  SIX MONTHS ENDED JANUARY 31, 2008      YEAR ENDED JULY 31, 2007
                                        SHARES               AMOUNT        SHARES          AMOUNT
--------------------------------------------------------------------------------------------------
CLASS A
Sold                                 9,762,736        $ 110,918,099    23,410,659   $ 284,761,943
Dividends and/or
distributions reinvested               746,881            8,467,930     1,100,129      13,364,563
Redeemed                           (12,242,201)        (138,202,404)   (6,358,993)    (77,150,079)
                                  ----------------------------------------------------------------
Net increase (decrease)             (1,732,584)       $ (18,816,375)   18,151,795   $ 220,976,427
                                  ================================================================

--------------------------------------------------------------------------------------------------
CLASS B
Sold                                   321,047        $   3,662,618     1,143,370   $  13,922,058
Dividends and/or
distributions reinvested                73,458              834,195       137,950       1,678,223
Redeemed                              (923,452)         (10,554,999)   (1,348,661)    (16,414,891)
                                  ----------------------------------------------------------------
Net decrease                          (528,947)       $  (6,058,186)      (67,341)  $    (814,610)
                                  ================================================================

--------------------------------------------------------------------------------------------------
CLASS C
Sold                                 2,808,705        $  31,792,501     9,578,020   $ 116,616,588
Dividends and/or
distributions reinvested               226,131            2,566,114       321,342       3,906,782
Redeemed                            (4,002,238)         (45,188,761)   (2,316,616)    (28,135,912)
                                  ----------------------------------------------------------------
Net increase (decrease)               (967,402)       $ (10,830,146)    7,582,746   $  92,387,458
                                  ================================================================


                   47 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2008, were as follows:

                                        PURCHASES           SALES
            -----------------------------------------------------
            Investment securities   $ 136,480,308   $ 168,280,321

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

            FEE SCHEDULE
            --------------------------------------
            Up to $200 million               0.60%
            Next $100 million                0.55
            Next $200 million                0.50
            Next $250 million                0.45
            Next $250 million                0.40
            Over $1 billion                  0.35

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2008, the Fund paid $183,162 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Board of Trustees can increase that fee to 0.25% of average net assets without shareholder approval. Shareholders will be notified of any such change. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and


                   48 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Class C shares. The Distributor also receives a service fee of 0.15% per year under each plan. However, the Board of Trustees can increase that fee to 0.25% of average net assets without shareholder approval. Shareholders will be notified of any such change. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2007 for Class B and Class C shares were $2,559,755 and $2,718,223, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                             CLASS A          CLASS B          CLASS C
                                          CONTINGENT       CONTINGENT       CONTINGENT
                            CLASS A   DEFERRED SALES   DEFERRED SALES   DEFERRED SALES
                    FRONT-END SALES          CHARGES          CHARGES          CHARGES
SIX MONTHS         CHARGES RETAINED      RETAINED BY      RETAINED BY      RETAINED BY
ENDED                BY DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
---------------------------------------------------------------------------------------
January 31, 2008           $155,673          $53,833          $87,390          $41,446

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of January 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do


                   49 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. BORROWINGS Continued

not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.

      The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1,250,000,000, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (4.6038% as of January 31, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of January 31, 2008, the Fund had borrowings outstanding at an interest rate of 4.6038%. Details of the borrowings for the six months ended January 31, 2008 are listed in the following table.

               Average Daily Loan Balance             $12,978,261
               Average Daily Interest Rate                  5.274%
               Fees Paid                              $    29,730
               Interest Paid                          $   321,126

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                   50 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board


                   51 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ron H. Fielding, Daniel G. Loughran, Scott Cottier, Troy Willis, Mark DeMitry, and Marcus Franz, the portfolio managers for the Fund, and the Manager's Rochester Municipal Bond investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each regular quarterly Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load New Jersey municipal debt funds advised by other investment advisers. The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were better than its peer group median at the time of its annual review.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other New Jersey municipal debt funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's actual management fees and total


                   52 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND expenses are lower than its peer group median although its contractual management fees are higher than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                   53 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   54 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND




                                            ---------------
                                              OPPENHEIMER
                                            ---------------
                                              PENNSYLVANIA
                                            ---------------
                                             MUNICIPAL FUND
                                            ---------------

   JANUARY 31, 2008

--------------------------------------------------------------------------------

                                                                 Management
      Oppenheimer                                               Commentaries
      Pennsylvania                                                  and
      Municipal Fund                                             Semiannual
                                                                   Report

--------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES

            An Interview with Your Fund's Managers

            Listing of Top Holdings

      SEMIANNUAL REPORT                                         [GRAPHIC]

            Listing of Investments

            Financial Statements

      "AFTER 25 YEARS IN THE BUSINESS OF MUNICIPAL FUND MANAGEMENT, I STILL DON'T PRETEND TO HAVE SEEN IT ALL. BUT, ALLOWING TAX-FREE YIELDS TO COMPOUND OVER TIME HAS CLEARLY BEEN A WINNING STRATEGY FOR SHAREHOLDERS."

                  -- RONALD H. FIELDING, Chief Strategist, Senior Vice President
                        and Senior Portfolio Manager, OPPENHEIMERFUNDS/ROCHESTER

                                                [LOGO]  OPPENHEIMERFUNDS(R)
                                                        The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Tobacco Master Settlement Agreement                                        16.1%
--------------------------------------------------------------------------------
Hospital/Health Care                                                       11.7
--------------------------------------------------------------------------------
Higher Education                                                            7.1
--------------------------------------------------------------------------------
Resource Recovery                                                           6.3
--------------------------------------------------------------------------------
Single Family Housing                                                       5.5
--------------------------------------------------------------------------------
Building Products                                                           5.4
--------------------------------------------------------------------------------
Adult Living Facilities                                                     5.4
--------------------------------------------------------------------------------
Water Utilities                                                             4.6
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                  3.6
--------------------------------------------------------------------------------
Energy Equipment & Services                                                 2.8

Portfolio holdings are subject to change. Percentages are as of January 31, 2008, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        16.3%
--------------------------------------------------------------------------------
AA                                                                         18.7
--------------------------------------------------------------------------------
A                                                                           3.7
--------------------------------------------------------------------------------
BBB                                                                        38.5
--------------------------------------------------------------------------------
BB or lower                                                                22.8

Allocations are subject to change. Percentages are as of January 31, 2008, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 19.9% of the Fund's market value, are deemed comparable in the Manager's judgment to the rated securities in each category. Market value, the total value of the Fund's securities, does not include cash. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.

--------------------------------------------------------------------------------


                  17 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 9/18/89. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 5/3/93. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  18 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2008.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                  19 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                            BEGINNING        ENDING             EXPENSES
                            ACCOUNT          ACCOUNT            PAID DURING
                            VALUE            VALUE              6 MONTHS ENDED
ACTUAL                      AUGUST 1, 2007   JANUARY 31, 2008   JANUARY 31, 2008
--------------------------------------------------------------------------------
Class A                     $1,000.00        $  976.30          $ 7.60
--------------------------------------------------------------------------------
Class B                      1,000.00           972.40           11.50
--------------------------------------------------------------------------------
Class C                      1,000.00           972.50           11.40

HYPOTHETICAL
(5% return before expenses)
--------------------------------------------------------------------------------
Class A                      1,000.00         1,017.54            7.76
--------------------------------------------------------------------------------
Class B                      1,000.00         1,013.61           11.74
--------------------------------------------------------------------------------
Class C                      1,000.00         1,013.71           11.64

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2008 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A           1.52%
---------------------------
Class B           2.30
---------------------------
Class C           2.28

The expense ratios reflect reduction to custodian expenses. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                  20 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  January 31, 2008 / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--114.2%
--------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--85.3%
$      10,000   Allegheny County, PA COP                                        5.000%   12/01/2028   $       10,148
--------------------------------------------------------------------------------------------------------------------
    6,975,000   Allegheny County, PA GO 1                                       3.841 2  11/01/2026        6,333,984
--------------------------------------------------------------------------------------------------------------------
   17,775,000   Allegheny County, PA GO                                         3.841 2  11/01/2026       16,137,923
--------------------------------------------------------------------------------------------------------------------
      130,000   Allegheny County, PA HDA (Catholic Health East)                 5.375    11/15/2022          134,898
--------------------------------------------------------------------------------------------------------------------
       75,000   Allegheny County, PA HDA (Catholic Health East)                 5.500    11/15/2032           76,574
--------------------------------------------------------------------------------------------------------------------
       80,000   Allegheny County, PA HDA
                (Jefferson Regional Medical Center)                             5.125    05/01/2025           80,007
--------------------------------------------------------------------------------------------------------------------
       25,000   Allegheny County, PA HDA (Jefferson Regional
                Medical Center)                                                 5.125    05/01/2029           24,554
--------------------------------------------------------------------------------------------------------------------
    3,150,000   Allegheny County, PA HDA (Ohio Valley General Hospital)         5.125    04/01/2035        2,870,690
--------------------------------------------------------------------------------------------------------------------
    3,600,000   Allegheny County, PA HDA (Ohio Valley General Hospital)         5.450    01/01/2028        3,552,912
--------------------------------------------------------------------------------------------------------------------
       55,000   Allegheny County, PA HDA (Pittsburgh Mercy Health
                System)                                                         5.625    08/15/2026           60,573
--------------------------------------------------------------------------------------------------------------------
       25,000   Allegheny County, PA HDA (The Covenant at South Hills) 3,4      7.700    02/01/2008           12,750
--------------------------------------------------------------------------------------------------------------------
       25,000   Allegheny County, PA HDA (The Covenant at South Hills) 3,4      7.800    02/01/2009           12,750
--------------------------------------------------------------------------------------------------------------------
    1,535,000   Allegheny County, PA HDA (The Covenant at South Hills) 3,4      8.625    02/01/2021          782,850
--------------------------------------------------------------------------------------------------------------------
      305,000   Allegheny County, PA HDA (The Covenant at South Hills) 3,4      8.750    02/01/2031          155,550
--------------------------------------------------------------------------------------------------------------------
   31,095,000   Allegheny County, PA HDA (UPMC Health System) 5                 4.410    02/01/2037       26,966,517
--------------------------------------------------------------------------------------------------------------------
        5,000   Allegheny County, PA HDA (UPMC Health System)                   5.000    11/01/2016            5,130
--------------------------------------------------------------------------------------------------------------------
       10,000   Allegheny County, PA HDA (UPMC Health System)                   5.000    12/15/2018           10,318
--------------------------------------------------------------------------------------------------------------------
       20,000   Allegheny County, PA HDA (UPMC Health System)                   5.000    11/01/2023           20,393
--------------------------------------------------------------------------------------------------------------------
       50,000   Allegheny County, PA HEBA (Chatham College)                     5.250    11/15/2019           50,027
--------------------------------------------------------------------------------------------------------------------
    2,020,000   Allegheny County, PA HEBA (Chatham College)                     5.750    11/15/2028        2,069,813
--------------------------------------------------------------------------------------------------------------------
    8,000,000   Allegheny County, PA HEBA (Chatham College)                     5.750    11/15/2035        8,119,360
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Allegheny County, PA HEBA (Chatham College)                     5.850    03/01/2022        1,040,720
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Allegheny County, PA HEBA (Chatham College)                     5.950    03/01/2032        1,021,920
--------------------------------------------------------------------------------------------------------------------
       15,000   Allegheny County, PA HEBA (Robert Morris University)            6.000    05/01/2028           15,936
--------------------------------------------------------------------------------------------------------------------
      115,000   Allegheny County, PA HEBA (Thiel College)                       5.375    11/15/2019          113,216
--------------------------------------------------------------------------------------------------------------------
      110,000   Allegheny County, PA HEBA (Thiel College)                       5.375    11/15/2029          100,384
--------------------------------------------------------------------------------------------------------------------
    3,245,000   Allegheny County, PA HEBA (Waynesburg College)                  4.800    05/01/2036        3,033,653
--------------------------------------------------------------------------------------------------------------------
       10,000   Allegheny County, PA IDA (ARC Allegheny Foundation)             5.000    12/01/2028            9,961
--------------------------------------------------------------------------------------------------------------------
        5,000   Allegheny County, PA IDA (Coltec Industries)                    7.250    06/01/2008            4,986
--------------------------------------------------------------------------------------------------------------------
   13,750,000   Allegheny County, PA IDA (Environmental Improvement)            5.500    11/01/2016       14,098,975
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Allegheny County, PA IDA (RR/RRSW/RRDC Obligated
                Group) 5                                                        5.000    09/01/2021        1,002,380
--------------------------------------------------------------------------------------------------------------------
    1,250,000   Allegheny County, PA IDA (RR/RRSW/RRDC Obligated
                Group) 5                                                        5.100    09/01/2026        1,218,450
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Allegheny County, PA IDA (RR/RRSW/RRDC Obligated
                Group) 5                                                        5.125    09/01/2031        1,400,775


                  21 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$     100,000   Allegheny County, PA IDA (USX Corp.)                            5.500%   12/01/2029   $      100,181
--------------------------------------------------------------------------------------------------------------------
      400,000   Allegheny County, PA IDA (USX Corp.)                            5.600    09/01/2030          400,872
--------------------------------------------------------------------------------------------------------------------
       25,000   Allegheny County, PA IDA (USX Corp.)                            6.000    01/15/2014           25,272
--------------------------------------------------------------------------------------------------------------------
      270,000   Allegheny County, PA IDA (USX Corp.)                            6.100    01/15/2018          272,967
--------------------------------------------------------------------------------------------------------------------
       20,000   Allegheny County, PA IDA (USX Corp.)                            6.100    07/15/2020           20,220
--------------------------------------------------------------------------------------------------------------------
    2,390,000   Allegheny County, PA Redevel. Authority (Pittsburgh Mills)      5.100    07/01/2014        2,421,070
--------------------------------------------------------------------------------------------------------------------
   18,125,000   Allegheny County, PA Redevel. Authority (Pittsburgh Mills)      5.600    07/01/2023       18,022,413
--------------------------------------------------------------------------------------------------------------------
      140,000   Allegheny County, PA Redevel. Authority (Robinson Mall)         6.875    11/01/2017          149,976
--------------------------------------------------------------------------------------------------------------------
    7,545,000   Allegheny County, PA Redevel. Authority (Robinson Mall)         7.000    11/01/2017        8,106,876
--------------------------------------------------------------------------------------------------------------------
    1,783,500   Allegheny County, PA Residential Finance Authority
                (Broadview Manor Apartments)                                    5.950    01/20/2043        1,784,213
--------------------------------------------------------------------------------------------------------------------
    3,610,000   Allegheny County, PA Residential Finance Authority
                (Cambridge Square Apartments)                                   4.600    01/15/2037        3,452,099
--------------------------------------------------------------------------------------------------------------------
    1,374,000   Allegheny County, PA Residential Finance Authority
                (Independence House Apartments)                                 6.100    01/20/2043        1,392,027
--------------------------------------------------------------------------------------------------------------------
      950,000   Allegheny County, PA Residential Finance Authority
                (Single Family Mtg.)                                            4.850    11/01/2028          918,204
--------------------------------------------------------------------------------------------------------------------
    1,295,000   Allegheny County, PA Residential Finance Authority
                (Single Family Mtg.)                                            4.900    11/01/2027        1,268,427
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Allegheny County, PA Residential Finance Authority
                (Single Family Mtg.)                                            4.950    11/01/2037        1,923,100
--------------------------------------------------------------------------------------------------------------------
    1,255,000   Allegheny County, PA Residential Finance Authority
                (Single Family Mtg.)                                            5.000    05/01/2035        1,224,792
--------------------------------------------------------------------------------------------------------------------
      450,000   Allegheny County, PA Residential Finance Authority
                (Single Family Mtg.)                                            5.150    11/01/2016          462,569
--------------------------------------------------------------------------------------------------------------------
    1,783,300   Allegheny County, PA Residential Finance Authority
                (Versailles Apartments)                                         6.160    01/20/2043        1,815,756
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Allegheny County, PA Sanitation Authority                       5.000    12/01/2030        1,033,640
--------------------------------------------------------------------------------------------------------------------
       10,000   Armstrong County, PA IDA (Kittanning Care Center)               5.375    08/20/2012           10,652
--------------------------------------------------------------------------------------------------------------------
      100,000   Bald Eagle Township, PA Sewer Authority                         5.100    09/15/2021          100,035
--------------------------------------------------------------------------------------------------------------------
        5,000   Beaver County, PA Hospital Authority
                (Valley Health System)                                          5.000    05/15/2028            5,057
--------------------------------------------------------------------------------------------------------------------
      135,000   Beaver County, PA IDA (J. Ray McDermott and Company)            6.800    02/01/2009          135,328
--------------------------------------------------------------------------------------------------------------------
      245,000   Beaver County, PA IDA (Pennsylvania Power and Light
                Company)                                                        5.375    06/01/2028          249,530
--------------------------------------------------------------------------------------------------------------------
       10,000   Bedford County, PA IDA (Brown Group)                            7.125    02/01/2009           10,009
--------------------------------------------------------------------------------------------------------------------
      300,000   Berks County, PA Municipal Authority (RHMC/HW
                Obligated Group)                                                5.000    03/01/2028          300,816
--------------------------------------------------------------------------------------------------------------------
    2,460,000   Blair County, PA IDA (The Village at Penn State
                Retirement Community)                                           6.000    01/01/2034        2,451,242
--------------------------------------------------------------------------------------------------------------------
       50,000   Blair County, PA IDA (The Village at Penn State
                Retirement Community)                                           6.400    01/01/2012           49,971


                  22 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$   4,140,000   Blair County, PA IDA (The Village at Penn State
                Retirement Community)                                           6.900%   01/01/2022   $    4,212,864
--------------------------------------------------------------------------------------------------------------------
    7,135,000   Blair County, PA IDA (The Village at Penn State
                Retirement Community)                                           7.000    01/01/2034        7,257,722
--------------------------------------------------------------------------------------------------------------------
       50,000   Blair County, PA IDA (The Village at Penn State
                Retirement Community) 3,4,6                                    10.000    01/01/2012            3,495
--------------------------------------------------------------------------------------------------------------------
      500,000   Bonneauville Borough, PA Municipal Authority                    5.000    06/01/2027          492,775
--------------------------------------------------------------------------------------------------------------------
    1,580,000   Bonneauville Borough, PA Municipal Authority                    5.250    06/01/2037        1,553,172
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Bonneauville Borough, PA Municipal Authority                    5.300    06/01/2043        1,978,720
--------------------------------------------------------------------------------------------------------------------
    5,500,000   Bradford County, PA IDA (International Paper Company)           5.200    12/01/2019        5,472,225
--------------------------------------------------------------------------------------------------------------------
      500,000   Brighton Township, PA Municipal Authority                       5.100    07/15/2022          500,460
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Bucks County, PA IDA (Ann's Choice)                             6.125    01/01/2025        3,024,180
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Bucks County, PA IDA (Ann's Choice)                             6.250    01/01/2035        2,992,050
--------------------------------------------------------------------------------------------------------------------
      525,000   Bucks County, PA IDA (Chandler Hall Health Care Facility)       5.700    05/01/2009          525,168
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Bucks County, PA IDA (Chandler Hall Health Care Facility)       6.200    05/01/2019          998,680
--------------------------------------------------------------------------------------------------------------------
       10,000   Bucks County, PA IDA (Chandler Hall Health Care Facility)       6.300    05/01/2029            9,924
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Bucks County, PA IDA (Lutheran Community
                Telford Center)                                                 5.750    01/01/2027          957,730
--------------------------------------------------------------------------------------------------------------------
       15,000   Bucks County, PA IDA (Pennswood Village)                        5.800    10/01/2020           16,572
--------------------------------------------------------------------------------------------------------------------
    8,000,000   Bucks County, PA IDA (Pennsylvania Suburban Water
                Company) 1                                                      5.550    09/01/2032        8,207,520
--------------------------------------------------------------------------------------------------------------------
      255,000   Bucks County, PA IDA (Pennsylvania Suburban Water
                Company)                                                        5.550    09/01/2032          261,615
--------------------------------------------------------------------------------------------------------------------
       80,000   Bucks County, PA IDA (USX Corp.)                                5.600    03/01/2033           80,566
--------------------------------------------------------------------------------------------------------------------
       10,000   Butler County, PA Hospital Authority
                (Butler Memorial Hospital)                                      5.250    07/01/2012           10,021
--------------------------------------------------------------------------------------------------------------------
      145,000   Butler County, PA Hospital Authority
                (Butler Memorial Hospital)                                      5.250    07/01/2016          145,310
--------------------------------------------------------------------------------------------------------------------
       85,000   Butler County, PA Hospital Authority
                (Butler Memorial Hospital)                                      5.250    07/01/2016           85,182
--------------------------------------------------------------------------------------------------------------------
      480,000   Butler County, PA IDA (Greenview Gardens Apartments)            6.000    07/01/2023          498,720
--------------------------------------------------------------------------------------------------------------------
      880,000   Butler County, PA IDA (Greenview Gardens Apartments)            6.250    07/01/2033          909,700
--------------------------------------------------------------------------------------------------------------------
       65,000   Cambria County, PA GO                                           5.000    08/15/2023           66,153
--------------------------------------------------------------------------------------------------------------------
      200,000   Cambridge, PA Area Joint Authority                              5.250    12/01/2021          200,262
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Carbon County, PA IDA (Panther Creek Partners)                  6.650    05/01/2010        2,058,660
--------------------------------------------------------------------------------------------------------------------
      900,000   Chartiers Valley, PA Industrial & Commercial Devel.
                Authority (Asbury Health Center)                                5.750    12/01/2022          872,865
--------------------------------------------------------------------------------------------------------------------
    7,870,000   Chester County, PA H&EFA (Chester County Hospital) 5            5.875    07/01/2016        7,930,048
--------------------------------------------------------------------------------------------------------------------
      700,000   Chester County, PA H&EFA (Chester County Hospital)              6.750    07/01/2031          731,689
--------------------------------------------------------------------------------------------------------------------
      150,000   Chester County, PA H&EFA (Devereaux Foundation)                 5.500    05/01/2027          151,712
--------------------------------------------------------------------------------------------------------------------
       95,000   Chester County, PA H&EFA (Devereaux Foundation)                 6.000    11/01/2019          102,117
--------------------------------------------------------------------------------------------------------------------
       25,000   Chester County, PA H&EFA (Immaculata College)                   5.300    10/15/2011           25,020


                  23 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$      30,000   Chester County, PA H&EFA (Immaculata College)                   5.400%   10/15/2012   $       30,020
--------------------------------------------------------------------------------------------------------------------
       65,000   Chester County, PA H&EFA (Immaculata College)                   5.600    10/15/2018           65,472
--------------------------------------------------------------------------------------------------------------------
       25,000   Chester County, PA H&EFA (Immaculata College)                   5.625    10/15/2027           24,560
--------------------------------------------------------------------------------------------------------------------
      330,000   Chester County, PA H&EFA (Jefferson Health System)              5.375    05/15/2027          334,346
--------------------------------------------------------------------------------------------------------------------
    2,040,000   Chester County, PA IDA (Collegium Charter School)               5.500    04/15/2031        1,670,107
--------------------------------------------------------------------------------------------------------------------
    1,215,000   Chester County, PA IDA (Renaissance Academy-Edison
                Charter School)                                                 5.250    10/01/2010        1,225,279
--------------------------------------------------------------------------------------------------------------------
    1,870,000   Chester County, PA IDA (Renaissance Academy-Edison
                Charter School)                                                 5.625    10/01/2015        1,879,238
--------------------------------------------------------------------------------------------------------------------
   23,915,000   Chester County, PA IDA Water Facilities Authority
                (Aqua Pennsylvania)                                             5.000    02/01/2041       23,667,001
--------------------------------------------------------------------------------------------------------------------
      100,000   Chester, PA Upland School Authority                             5.250    09/01/2017          100,227
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Clarion County, PA Hospital Authority (Clarion Hospital)        5.750    07/01/2012        1,002,450
--------------------------------------------------------------------------------------------------------------------
       15,000   Clarion County, PA Hospital Authority (Clarion Hospital)        5.750    07/01/2017           15,037
--------------------------------------------------------------------------------------------------------------------
      800,000   Crawford County, PA Hospital Authority
                (Wesbury United Methodist Community)                            6.125    08/15/2019          805,392
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Cumberland County, PA Municipal Authority
                (Diakon Lutheran Ministries)                                    5.000    01/01/2027          942,180
--------------------------------------------------------------------------------------------------------------------
    4,500,000   Cumberland County, PA Municipal Authority
                (Diakon Lutheran Ministries)                                    5.000    01/01/2036        4,100,175
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Cumberland County, PA Municipal Authority
                (Presbyterian Homes)                                            5.000    12/01/2020        1,033,310
--------------------------------------------------------------------------------------------------------------------
    1,950,000   Cumberland County, PA Municipal Authority
                (Presbyterian Homes)                                            5.000    12/01/2021        2,004,581
--------------------------------------------------------------------------------------------------------------------
    6,605,000   Delaware County, PA Authority (Cabrini College)                 5.500    07/01/2024        6,864,444
--------------------------------------------------------------------------------------------------------------------
       60,000   Delaware County, PA Authority (CCMC)                            5.300    12/01/2027           60,010
--------------------------------------------------------------------------------------------------------------------
       15,000   Delaware County, PA Authority
                (CCMC/CKHS/DCMH Obligated Group)                                5.375    12/01/2018           15,183
--------------------------------------------------------------------------------------------------------------------
       25,000   Delaware County, PA Authority
                (CCMC/CKHS/DCMH Obligated Group)                                6.250    12/15/2022           28,797
--------------------------------------------------------------------------------------------------------------------
       25,000   Delaware County, PA Authority
                (CCMC/CKHS/DCMH Obligated Group)                                6.250    12/15/2031           28,797
--------------------------------------------------------------------------------------------------------------------
      120,000   Delaware County, PA Authority
                (MAS/MCMCSPA/MHH/MHP/MHSSPA Obligated Group)                    5.375    11/15/2023          128,782
--------------------------------------------------------------------------------------------------------------------
    2,530,000   Delaware County, PA Authority (Neumann College)                 6.000    10/01/2031        2,583,459
--------------------------------------------------------------------------------------------------------------------
    7,010,000   Delaware County, PA IDA (American Ref-Fuel Company) 5           6.100    07/01/2013        7,125,244
--------------------------------------------------------------------------------------------------------------------
    5,025,000   Delaware County, PA IDA (American Ref-Fuel Company)             6.200    07/01/2019        5,113,440
--------------------------------------------------------------------------------------------------------------------
   11,000,000   Delaware County, PA IDA (Aqua Pennsylvania) 1                   5.000    11/01/2037       10,915,025
--------------------------------------------------------------------------------------------------------------------
   18,000,000   Delaware County, PA IDA (Aqua Pennsylvania) 1                   5.000    11/01/2038       17,858,970
--------------------------------------------------------------------------------------------------------------------
       55,000   Delaware County, PA IDA (Aqua Pennsylvania)                     5.000    11/01/2037           54,575
--------------------------------------------------------------------------------------------------------------------
      900,000   Delaware County, PA IDA (Aqua Pennsylvania)                     5.000    11/01/2038          892,944
--------------------------------------------------------------------------------------------------------------------
    4,605,000   Delaware County, PA IDA (Naamans Creek)                         7.000    12/01/2036        4,282,742


                  24 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$   5,370,000   Delaware County, PA IDA (Pennsylvania Suburban
                Water Company) 5                                                5.150%   09/01/2032   $    5,413,766
--------------------------------------------------------------------------------------------------------------------
       45,000   Delaware County, PA IDA (Philadelphia Suburban
                Water Company)                                                  5.350    10/01/2031           45,522
--------------------------------------------------------------------------------------------------------------------
       25,000   Delaware County, PA IDA (Philadelphia Suburban
                Water Company)                                                  6.000    06/01/2029           25,864
--------------------------------------------------------------------------------------------------------------------
       50,000   Delaware River Port Authority PA/NJ                             5.000    01/01/2026           50,494
--------------------------------------------------------------------------------------------------------------------
       10,000   Derry Township, PA GO                                           5.700    09/15/2013           10,025
--------------------------------------------------------------------------------------------------------------------
       25,000   Derry Township, PA Municipal Authority                          5.100    12/01/2020           25,043
--------------------------------------------------------------------------------------------------------------------
       10,000   Doylestown, PA Hospital Authority (Doylestown Hospital)         5.000    07/01/2014           10,018
--------------------------------------------------------------------------------------------------------------------
      200,000   Doylestown, PA Hospital Authority (Doylestown Hospital)         5.000    07/01/2023          200,214
--------------------------------------------------------------------------------------------------------------------
      375,000   Doylestown, PA Hospital Authority (Doylestown Hospital)         5.000    07/01/2023          375,401
--------------------------------------------------------------------------------------------------------------------
       15,000   East Hempfield Township, PA IDA (Homestead Village)             6.375    11/01/2023           14,585
--------------------------------------------------------------------------------------------------------------------
      140,000   Erie County, PA IDA (International Paper Company)               5.000    11/01/2018          136,412
--------------------------------------------------------------------------------------------------------------------
       10,000   Erie County, PA IDA (International Paper Company)               5.850    12/01/2020           10,083
--------------------------------------------------------------------------------------------------------------------
    1,765,000   Erie, PA HEBA (Gannon University)                               5.000    05/01/2027        1,772,660
--------------------------------------------------------------------------------------------------------------------
    2,505,000   Erie, PA HEBA (Gannon University)                               5.000    05/01/2032        2,446,308
--------------------------------------------------------------------------------------------------------------------
    2,035,000   Erie, PA HEBA (Gannon University)                               5.000    05/01/2035        1,970,124
--------------------------------------------------------------------------------------------------------------------
    2,755,000   Erie-Western PA Port Authority 5                                5.125    06/15/2016        2,927,573
--------------------------------------------------------------------------------------------------------------------
       65,000   Falls Township, PA Hospital Authority
                (Delaware Valley Medical Center)                                7.000    08/01/2022           65,534
--------------------------------------------------------------------------------------------------------------------
       30,000   Ferndale, PA Area School District GO                            6.750    07/15/2009           30,105
--------------------------------------------------------------------------------------------------------------------
       45,000   Franklin County, PA IDA (The Chambersburg Hospital)             5.000    07/01/2022           45,256
--------------------------------------------------------------------------------------------------------------------
       10,000   Gettysburg, PA Municipal Authority (Gettysburg College)         5.000    08/15/2023           10,172
--------------------------------------------------------------------------------------------------------------------
       45,000   Grove City, PA Area Hospital Authority
                (United Community Hospital)                                     5.250    07/01/2012           45,135
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Harveys Lake, PA General Municipal Authority
                (Misericordia University)                                       6.000    05/01/2019        1,016,380
--------------------------------------------------------------------------------------------------------------------
       25,000   Hazelton, PA Area School District                               5.000    03/01/2011           25,042
--------------------------------------------------------------------------------------------------------------------
    7,265,000   Horsham, PA Industrial and Commercial Devel. Authority
                (Pennsylvania LTC)                                              6.000    12/01/2037        6,715,766
--------------------------------------------------------------------------------------------------------------------
       40,000   Indiana County, PA IDA Pollution Control
                (Metropolitan Edison Company)                                   5.950    05/01/2027           40,848
--------------------------------------------------------------------------------------------------------------------
      115,000   Indiana County, PA IDA Pollution Control (PSEG Power LLC)       5.850    06/01/2027          115,194
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Lancaster County, PA Hospital Authority (Brethren Village)      6.375    07/01/2030        1,006,260
--------------------------------------------------------------------------------------------------------------------
    4,000,000   Lancaster County, PA Hospital Authority (Brethren Village)      6.500    07/01/2040        4,041,760
--------------------------------------------------------------------------------------------------------------------
       10,000   Lancaster County, PA Hospital Authority
                (Lancaster General Hospital)                                    5.500    03/15/2026           11,401
--------------------------------------------------------------------------------------------------------------------
       25,000   Lancaster County, PA Hospital Authority
                (Landis Homes Retirement Community)                             5.700    09/01/2018           24,667
--------------------------------------------------------------------------------------------------------------------
       20,000   Lancaster County, PA Hospital Authority
                (Landis Homes Retirement Community)                             5.750    09/01/2023           19,399


                  25 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$      25,000   Lancaster County, PA Hospital Authority
                (St. Anne's Home for the Aged)                                  6.500%   04/01/2015   $       25,026
--------------------------------------------------------------------------------------------------------------------
       40,000   Lancaster County, PA IDA (Garden Spot Village)                  7.600    05/01/2022           44,977
--------------------------------------------------------------------------------------------------------------------
       25,000   Lancaster County, PA Solid Waste Management Authority           5.000    12/15/2014           25,551
--------------------------------------------------------------------------------------------------------------------
       10,000   Latrobe, PA IDA (St. Vincent College)                           5.375    05/01/2013           10,701
--------------------------------------------------------------------------------------------------------------------
       35,000   Latrobe, PA IDA (St. Vincent College)                           5.700    05/01/2031           35,647
--------------------------------------------------------------------------------------------------------------------
   14,025,000   Lawrence County, PA IDA (Shenango Presbyterian Center)          5.625    11/15/2037       12,529,094
--------------------------------------------------------------------------------------------------------------------
    1,020,000   Lehigh County, PA GPA (Bible Fellowship Church Home)            6.000    12/15/2023        1,020,092
--------------------------------------------------------------------------------------------------------------------
    1,060,000   Lehigh County, PA GPA (Bible Fellowship Church Home)            7.625    11/01/2021        1,135,398
--------------------------------------------------------------------------------------------------------------------
      750,000   Lehigh County, PA GPA (Bible Fellowship Church Home)            7.750    11/01/2033          802,793
--------------------------------------------------------------------------------------------------------------------
    1,265,000   Lehigh County, PA GPA (Kidspeace Obligated Group) 5             5.800    11/01/2012        1,256,600
--------------------------------------------------------------------------------------------------------------------
    2,525,000   Lehigh County, PA GPA (Kidspeace Obligated Group) 5             5.800    11/01/2012        2,508,234
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Lehigh County, PA GPA (Kidspeace Obligated Group) 5             6.000    11/01/2018        1,956,460
--------------------------------------------------------------------------------------------------------------------
    8,190,000   Lehigh County, PA GPA (Kidspeace Obligated Group) 5             6.000    11/01/2018        8,011,704
--------------------------------------------------------------------------------------------------------------------
    3,750,000   Lehigh County, PA GPA (Kidspeace Obligated Group) 5             6.000    11/01/2023        3,587,775
--------------------------------------------------------------------------------------------------------------------
    1,100,000   Lehigh County, PA GPA (Kidspeace Obligated Group) 5             6.000    11/01/2023        1,052,414
--------------------------------------------------------------------------------------------------------------------
       60,000   Lehigh County, PA GPA (Lehigh Valley Health Network)            5.000    07/01/2028           60,714
--------------------------------------------------------------------------------------------------------------------
      100,000   Lehigh County, PA GPA (Lehigh Valley Hospital)                  5.625    07/01/2015          101,162
--------------------------------------------------------------------------------------------------------------------
       10,000   Lehigh County, PA GPA (Lehigh Valley Hospital/
                Muhlenberg Hospital Center/MCCC Obligated Group)                5.000    07/01/2028           10,119
--------------------------------------------------------------------------------------------------------------------
        5,000   Lehigh County, PA GPA (Lehigh Valley Hospital/
                Muhlenberg Hospital Center/MCCC Obligated Group)                5.000    07/01/2028            5,060
--------------------------------------------------------------------------------------------------------------------
       30,000   Lehigh County, PA GPA (St. Lukes Hospital Bethlehem)            5.375    08/15/2033           33,828
--------------------------------------------------------------------------------------------------------------------
      100,000   Lehigh County, PA IDA (Lifepath)                                5.850    06/01/2008           99,802
--------------------------------------------------------------------------------------------------------------------
      250,000   Lehigh County, PA Water Authority                               5.000    11/01/2019          250,373
--------------------------------------------------------------------------------------------------------------------
      650,000   Lehigh, PA Northampton Airport Authority
                (Lehigh Valley International Airport)                           5.000    01/01/2021          671,060
--------------------------------------------------------------------------------------------------------------------
      750,000   Lehigh, PA Northampton Airport Authority
                (Lehigh Valley International Airport)                           5.000    01/01/2023          765,345
--------------------------------------------------------------------------------------------------------------------
       10,000   Luzerne County, PA Flood Protection Authority                   5.000    01/15/2023           10,062
--------------------------------------------------------------------------------------------------------------------
   12,640,000   Luzerne County, PA IDA (Pennsylvania-American
                Water Company) 1                                                4.950    09/01/2034       12,758,942
--------------------------------------------------------------------------------------------------------------------
    7,510,000   Luzerne County, PA IDA (Pennsylvania-American
                Water Company) 5                                                5.100    09/01/2034        7,550,103
--------------------------------------------------------------------------------------------------------------------
      130,000   Lycoming County, PA Hospital Authority
                (MVH/DPH Obligated Group)                                       5.250    11/15/2015          130,142
--------------------------------------------------------------------------------------------------------------------
       30,000   Lycoming County, PA Hospital Authority
                (MVH/DPH Obligated Group)                                       5.500    11/15/2022           30,050
--------------------------------------------------------------------------------------------------------------------
       70,000   Lycoming County, PA Hospital Authority
                (WH/NCPHS Obligated Group)                                      5.250    11/15/2015           70,076


                  26 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued

$      50,000   Lycoming County, PA Hospital Authority
                (WH/NCPHS Obligated Group)                                      5.375%   11/15/2010   $       50,113
--------------------------------------------------------------------------------------------------------------------
       30,000   Mars, PA Area School District                                   5.000    09/01/2027           30,205
--------------------------------------------------------------------------------------------------------------------
    2,730,000   McKean County, PA Hospital Authority (Bradford Hospital)        5.000    10/01/2020        2,540,374
--------------------------------------------------------------------------------------------------------------------
    3,000,000   McKean County, PA Hospital Authority (Bradford Hospital)        5.250    10/01/2030        2,665,230
--------------------------------------------------------------------------------------------------------------------
      100,000   Mifflin County, PA Hospital Authority (Lewiston Hospital)       6.200    07/01/2030          111,588
--------------------------------------------------------------------------------------------------------------------
      645,000   Millcreek, PA Richland Joint Authority                          5.250    08/01/2022          676,470
--------------------------------------------------------------------------------------------------------------------
    1,355,000   Millcreek, PA Richland Joint Authority                          5.375    08/01/2027        1,400,298
--------------------------------------------------------------------------------------------------------------------
      875,000   Millcreek, PA Richland Joint Authority                          5.375    08/01/2027          904,251
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Millcreek, PA Richland Joint Authority                          5.500    08/01/2037        1,026,040
--------------------------------------------------------------------------------------------------------------------
    2,445,000   Millcreek, PA Richland Joint Authority                          5.500    08/01/2037        2,508,668
--------------------------------------------------------------------------------------------------------------------
       75,000   Monroe County, PA Hospital Authority
                (Pocono Medical Center)                                         5.625    01/01/2032           76,325
--------------------------------------------------------------------------------------------------------------------
       10,000   Montgomery County, PA HEHA
                (Abington Memorial Hospital)                                    5.000    06/01/2028           10,115
--------------------------------------------------------------------------------------------------------------------
       20,000   Montgomery County, PA HEHA
                (Abington Memorial Hospital)                                    5.125    06/01/2027           20,175
--------------------------------------------------------------------------------------------------------------------
       20,000   Montgomery County, PA HEHA
                (Abington Memorial Hospital)                                    5.125    06/01/2032           19,943
--------------------------------------------------------------------------------------------------------------------
    7,740,000   Montgomery County, PA HEHA (Arcadia University) 5               5.000    04/01/2036        7,456,484
--------------------------------------------------------------------------------------------------------------------
      110,000   Montgomery County, PA HEHA
                (Holy Redeemer Health System)                                   5.250    10/01/2023          111,238
--------------------------------------------------------------------------------------------------------------------
       50,000   Montgomery County, PA HEHA
                (Holy Redeemer Health System)                                   5.250    10/01/2027           50,558
--------------------------------------------------------------------------------------------------------------------
       80,000   Montgomery County, PA HEHA
                (Holy Redeemer Physician & Ambulatory Services)                 5.250    10/01/2023           80,900
--------------------------------------------------------------------------------------------------------------------
      900,000   Montgomery County, PA IDA
                (ACTS Retirement Life Community)                                5.250    11/15/2028          900,963
--------------------------------------------------------------------------------------------------------------------
    1,750,000   Montgomery County, PA IDA (Meadowood Corp.)                     6.250    12/01/2017        1,774,255
--------------------------------------------------------------------------------------------------------------------
      270,000   Montgomery County, PA IDA
                (Pennsylvania-American Water Company)                           5.050    06/01/2029          270,046
--------------------------------------------------------------------------------------------------------------------
    2,500,000   Montgomery County, PA IDA
                (Whitemarsh Continued Care)                                     6.250    02/01/2035        2,493,525
--------------------------------------------------------------------------------------------------------------------
    3,840,000   Montgomery County, PA IDA (Wordsworth Academy) 5                8.000    09/01/2024        3,844,147
--------------------------------------------------------------------------------------------------------------------
   11,080,000   New Morgan, PA IDA (Browning-Ferris Industries)                 6.500    04/01/2019       11,078,670
--------------------------------------------------------------------------------------------------------------------
    1,045,000   New Wilmington, PA Municipal Authority
                (Westminster College)                                           5.000    05/01/2027        1,045,690
--------------------------------------------------------------------------------------------------------------------
    1,000,000   New Wilmington, PA Municipal Authority
                (Westminster College)                                           5.125    05/01/2033          996,410
--------------------------------------------------------------------------------------------------------------------
       40,000   New Wilmington, PA Municipal Authority
                (Westminster College)                                           5.300    03/01/2018           40,101


                  27 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$      55,000   New Wilmington, PA Municipal Authority
                (Westminster College)                                           5.350%   03/01/2028   $       55,142
--------------------------------------------------------------------------------------------------------------------
      135,000   Northampton County, PA Higher Education Authority
                (Lafayette College)                                             5.000    11/01/2027          135,371
--------------------------------------------------------------------------------------------------------------------
       70,000   Northampton County, PA IDA (Kirkland Village)                   5.625    12/15/2019           66,675
--------------------------------------------------------------------------------------------------------------------
      170,000   Northampton County, PA IDA (Moravian Hall Square)               5.350    07/01/2010          170,255
--------------------------------------------------------------------------------------------------------------------
       25,000   Northampton County, PA IDA (Moravian Hall Square)               5.550    07/01/2014           25,030
--------------------------------------------------------------------------------------------------------------------
       40,000   Northampton County, PA IDA (Moravian Hall Square)               5.700    07/01/2020           40,038
--------------------------------------------------------------------------------------------------------------------
    3,245,000   Northeastern PA Hospital & Education Authority
                (Luzerne County Community College)                              5.150    08/15/2016        3,251,944
--------------------------------------------------------------------------------------------------------------------
      390,000   Northeastern PA Hospital & Education Authority (WVHCS)          5.250    01/01/2026          394,352
--------------------------------------------------------------------------------------------------------------------
      830,000   Northumberland County, PA IDA (Aqua Pennsylvania)               5.050    10/01/2039          829,029
--------------------------------------------------------------------------------------------------------------------
    1,205,000   Northumberland County, PA IDA (NHS Youth Services)              5.500    02/15/2033        1,100,551
--------------------------------------------------------------------------------------------------------------------
    1,820,000   Northumberland County, PA IDA (NHS Youth Services) 5            7.500    02/15/2029        1,874,400
--------------------------------------------------------------------------------------------------------------------
    3,855,000   Northumberland County, PA IDA (NHS Youth Services) 5            7.750    02/15/2029        4,023,117
--------------------------------------------------------------------------------------------------------------------
   11,400,000   PA EDFA (30th Street Garage) 5                                  5.875    06/01/2033       11,422,800
--------------------------------------------------------------------------------------------------------------------
       50,000   PA EDFA (Amtrak)                                                6.000    11/01/2011           53,420
--------------------------------------------------------------------------------------------------------------------
      250,000   PA EDFA (Amtrak)                                                6.125    11/01/2021          260,333
--------------------------------------------------------------------------------------------------------------------
    5,005,000   PA EDFA (Amtrak) 5                                              6.250    11/01/2031        5,172,768
--------------------------------------------------------------------------------------------------------------------
   12,445,000   PA EDFA (Amtrak)                                                6.375    11/01/2041       12,903,847
--------------------------------------------------------------------------------------------------------------------
   40,000,000   PA EDFA (Bionol Clearfield) 7                                   8.500    07/15/2015       39,900,000
--------------------------------------------------------------------------------------------------------------------
      500,000   PA EDFA (Fayette Thermal)                                       5.250    12/01/2016          468,825
--------------------------------------------------------------------------------------------------------------------
       35,000   PA EDFA (Fayette Thermal)                                       5.500    12/01/2021           32,330
--------------------------------------------------------------------------------------------------------------------
   14,700,000   PA EDFA (National Gypsum Company)                               6.125    11/02/2027       14,516,103
--------------------------------------------------------------------------------------------------------------------
    5,000,000   PA EDFA (National Gypsum Company)                               6.250    11/01/2027        5,001,600
--------------------------------------------------------------------------------------------------------------------
    4,100,000   PA EDFA (Northampton Generating)                                6.400    01/01/2009        4,101,394
--------------------------------------------------------------------------------------------------------------------
    8,515,000   PA EDFA (Northampton Generating)                                6.500    01/01/2013        8,624,673
--------------------------------------------------------------------------------------------------------------------
   21,800,000   PA EDFA (Northampton Generating) 5                              6.600    01/01/2019       21,809,810
--------------------------------------------------------------------------------------------------------------------
    1,200,000   PA EDFA (Northampton Generating)                                6.875    01/01/2011        1,186,932
--------------------------------------------------------------------------------------------------------------------
   12,000,000   PA EDFA (Northampton Generating)                                6.950    01/01/2021       11,552,760
--------------------------------------------------------------------------------------------------------------------
       45,000   PA EDFA (Northwestern Human Services)                           5.125    06/01/2018           43,697
--------------------------------------------------------------------------------------------------------------------
    4,310,000   PA EDFA (Northwestern Human Services) 5                         5.250    06/01/2014        4,265,133
--------------------------------------------------------------------------------------------------------------------
    3,000,000   PA EDFA (Northwestern Human Services) 5                         5.250    06/01/2028        2,772,240
--------------------------------------------------------------------------------------------------------------------
   10,000,000   PA EDFA (Reliant Energy) 1                                      6.750    12/01/2036       10,228,300
--------------------------------------------------------------------------------------------------------------------
    8,000,000   PA EDFA (Reliant Energy)                                        6.750    12/01/2036        8,199,360
--------------------------------------------------------------------------------------------------------------------
    2,000,000   PA EDFA (Reliant Energy)                                        6.750    12/01/2036        2,045,660
--------------------------------------------------------------------------------------------------------------------
   21,500,000   PA EDFA (Reliant Energy/Reliant Seward Obligated Group)         6.750    12/01/2036       21,930,215
--------------------------------------------------------------------------------------------------------------------
   57,825,000   PA EDFA (USG Corp.)                                             6.000    06/01/2031       56,857,588
--------------------------------------------------------------------------------------------------------------------
    4,870,000   PA EDFA (Waste Management)                                      5.100    10/01/2027        4,638,967


                  28 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$  20,000,000   PA Geisinger Authority Health System
                (Geisinger Health System) 1                                     4.061% 2 05/01/2037   $   15,991,227
--------------------------------------------------------------------------------------------------------------------
    1,050,000   PA Geisinger Authority Health System (Penn State
                Geisinger Health System Foundation)                             5.000    08/15/2028        1,055,061
--------------------------------------------------------------------------------------------------------------------
    1,500,000   PA Harrisburg University Authority
                (Harrisburg University of Science)                              5.400    09/01/2016        1,533,510
--------------------------------------------------------------------------------------------------------------------
       50,000   PA HEFA (Allegheny College)                                     5.000    11/01/2026           50,045
--------------------------------------------------------------------------------------------------------------------
    3,180,000   PA HEFA (Allegheny Delaware Valley Obligated Group)             5.875    11/15/2021        3,180,064
--------------------------------------------------------------------------------------------------------------------
    1,025,000   PA HEFA (Assoc. of Independent Colleges & Universities)         5.125    05/01/2032        1,018,584
--------------------------------------------------------------------------------------------------------------------
      100,000   PA HEFA (California University of Pennsylvania
                Student Assoc.)                                                 5.000    07/01/2028           84,415
--------------------------------------------------------------------------------------------------------------------
    1,500,000   PA HEFA (California University of Pennsylvania
                Student Assoc.)                                                 6.750    09/01/2020        1,593,525
--------------------------------------------------------------------------------------------------------------------
      110,000   PA HEFA (California University of Pennsylvania
                Student Assoc.)                                                 6.750    09/01/2032          115,107
--------------------------------------------------------------------------------------------------------------------
       50,000   PA HEFA (California University of Pennsylvania
                Student Assoc.)                                                 6.800    09/01/2025           52,678
--------------------------------------------------------------------------------------------------------------------
    1,475,000   PA HEFA (College of Science & Agriculture)                      5.350    04/15/2028        1,427,992
--------------------------------------------------------------------------------------------------------------------
    1,460,000   PA HEFA (Delaware Valley College of Science & Agriculture)      5.650    04/15/2025        1,476,980
--------------------------------------------------------------------------------------------------------------------
      815,000   PA HEFA (Delaware Valley College of Science & Agriculture)      5.750    04/15/2029          822,808
--------------------------------------------------------------------------------------------------------------------
      220,000   PA HEFA (Delaware Valley College of Science & Agriculture)      5.750    04/15/2034          221,010
--------------------------------------------------------------------------------------------------------------------
    3,210,000   PA HEFA (Delaware Valley College of Science & Agriculture) 5    5.800    04/15/2030        3,243,801
--------------------------------------------------------------------------------------------------------------------
    3,385,000   PA HEFA (Delaware Valley College of Science & Agriculture) 5    5.800    04/15/2033        3,410,049
--------------------------------------------------------------------------------------------------------------------
       55,000   PA HEFA (Drexel University)                                     5.750    05/01/2022           56,198
--------------------------------------------------------------------------------------------------------------------
    1,830,000   PA HEFA (Elizabethtown College)                                 5.000    12/15/2021        1,886,712
--------------------------------------------------------------------------------------------------------------------
    4,000,000   PA HEFA (Elizabethtown College) 5                               5.000    12/15/2027        4,016,080
--------------------------------------------------------------------------------------------------------------------
    1,200,000   PA HEFA (Gwynedd-Mercy College)                                 5.000    05/01/2027        1,205,208
--------------------------------------------------------------------------------------------------------------------
       45,000   PA HEFA (Higher Education System)                               5.000    06/15/2019           45,297
--------------------------------------------------------------------------------------------------------------------
       70,000   PA HEFA (Higher Education System)                               5.125    06/15/2024           70,084
--------------------------------------------------------------------------------------------------------------------
    4,500,000   PA HEFA (La Salle University) 5                                 5.000    05/01/2037        4,242,735
--------------------------------------------------------------------------------------------------------------------
       50,000   PA HEFA (La Salle University)                                   5.500    05/01/2034           50,358
--------------------------------------------------------------------------------------------------------------------
      735,000   PA HEFA (Lycoming College)                                      5.250    11/01/2027          750,847
--------------------------------------------------------------------------------------------------------------------
    1,490,000   PA HEFA (Marywood University)                                   5.125    06/01/2029        1,495,141
--------------------------------------------------------------------------------------------------------------------
      140,000   PA HEFA (MCP/HUHS/AUS Obligated Group)                          5.500    11/15/2008          140,015
--------------------------------------------------------------------------------------------------------------------
        5,000   PA HEFA (MCP/HUHS/AUS Obligated Group)                          5.875    11/15/2016            5,000
--------------------------------------------------------------------------------------------------------------------
   34,985,000   PA HEFA (MCP/HUHS/AUS Obligated Group) 7                        5.875    11/15/2016       34,985,700
--------------------------------------------------------------------------------------------------------------------
    9,660,000   PA HEFA (MCP/HUHS/AUS Obligated Group) 5                        5.875    11/15/2021        9,660,193
--------------------------------------------------------------------------------------------------------------------
      250,000   PA HEFA (Philadelphia University)                               5.000    06/01/2035          236,803
--------------------------------------------------------------------------------------------------------------------
    3,000,000   PA HEFA (Philadelphia University)                               5.125    06/01/2025        3,031,290
--------------------------------------------------------------------------------------------------------------------
    2,200,000   PA HEFA (Philadelphia University)                               5.250    06/01/2032        2,181,916
--------------------------------------------------------------------------------------------------------------------
      250,000   PA HEFA (Philadelphia University)                               6.000    06/01/2029          271,095


                  29 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$     105,000   PA HEFA (St. Francis University)                                5.750%   11/01/2023   $      107,280
--------------------------------------------------------------------------------------------------------------------
    3,925,000   PA HEFA (St. Francis University) 5                              6.250    11/01/2018        4,182,323
--------------------------------------------------------------------------------------------------------------------
       30,000   PA HEFA (State System Higher Education)                         5.125    06/15/2012           30,058
--------------------------------------------------------------------------------------------------------------------
      100,000   PA HEFA (State System Higher Education)                         5.125    06/15/2013          100,194
--------------------------------------------------------------------------------------------------------------------
       25,000   PA HEFA (University of the Arts)                                5.750    03/15/2030           25,397
--------------------------------------------------------------------------------------------------------------------
      100,000   PA HEFA (UPMC Health System)                                    5.000    08/01/2029          102,558
--------------------------------------------------------------------------------------------------------------------
       30,000   PA HEFA (UPMC Health System)                                    6.000    01/15/2031           32,175
--------------------------------------------------------------------------------------------------------------------
    1,000,000   PA HEFA (Ursinus College)                                       5.250    01/01/2027        1,015,010
--------------------------------------------------------------------------------------------------------------------
      750,000   PA HEFA (Widener University)                                    5.000    07/15/2026          756,015
--------------------------------------------------------------------------------------------------------------------
      100,000   PA HEFA (Widener University)                                    5.250    07/15/2024          102,521
--------------------------------------------------------------------------------------------------------------------
       70,000   PA HEFA (Widener University)                                    5.400    07/15/2036           70,524
--------------------------------------------------------------------------------------------------------------------
    2,120,000   PA HFA (Single Family Mtg.)                                     5.450    10/01/2032        2,286,060
--------------------------------------------------------------------------------------------------------------------
    4,780,000   PA HFA (Single Family Mtg.), Series 100A 5                      5.350    10/01/2033        4,833,823
--------------------------------------------------------------------------------------------------------------------
    9,180,000   PA HFA (Single Family Mtg.), Series 61A 5                       5.450    10/01/2021        9,368,557
--------------------------------------------------------------------------------------------------------------------
    4,765,000   PA HFA (Single Family Mtg.), Series 61A 5                       5.500    04/01/2029        4,814,699
--------------------------------------------------------------------------------------------------------------------
      260,000   PA HFA (Single Family Mtg.), Series 61A                         5.500    04/01/2029          262,696
--------------------------------------------------------------------------------------------------------------------
       25,000   PA HFA (Single Family Mtg.), Series 62A                         5.200    10/01/2011           25,522
--------------------------------------------------------------------------------------------------------------------
      570,000   PA HFA (Single Family Mtg.), Series 63A                         5.448 8  04/01/2030          164,519
--------------------------------------------------------------------------------------------------------------------
       60,000   PA HFA (Single Family Mtg.), Series 64                          5.000    10/01/2017           60,509
--------------------------------------------------------------------------------------------------------------------
        5,000   PA HFA (Single Family Mtg.), Series 66A                         5.650    04/01/2029            5,122
--------------------------------------------------------------------------------------------------------------------
    2,975,000   PA HFA (Single Family Mtg.), Series 67A                         5.400    10/01/2024        3,038,427
--------------------------------------------------------------------------------------------------------------------
    4,740,000   PA HFA (Single Family Mtg.), Series 70A 5                       5.800    04/01/2027        4,831,435
--------------------------------------------------------------------------------------------------------------------
    8,000,000   PA HFA (Single Family Mtg.), Series 72A 1                       5.250    04/01/2021        8,129,160
--------------------------------------------------------------------------------------------------------------------
   11,400,000   PA HFA (Single Family Mtg.), Series 73A 1                       5.350    10/01/2022       11,596,992
--------------------------------------------------------------------------------------------------------------------
   10,000,000   PA HFA (Single Family Mtg.), Series 74B 1                       5.150    10/01/2022       10,145,150
--------------------------------------------------------------------------------------------------------------------
    1,020,000   PA HFA (Single Family Mtg.), Series 74B                         5.150    10/01/2022        1,034,810
--------------------------------------------------------------------------------------------------------------------
    3,005,000   PA HFA (Single Family Mtg.), Series 74B                         5.250    04/01/2032        3,012,002
--------------------------------------------------------------------------------------------------------------------
   12,525,000   PA HFA (Single Family Mtg.), Series 96A 5                       4.700    10/01/2037       11,616,311
--------------------------------------------------------------------------------------------------------------------
    7,495,000   PA HFA (Single Family Mtg.), Series 98A 5                       4.850    10/01/2031        7,166,194
--------------------------------------------------------------------------------------------------------------------
   25,830,000   PA HFA (Single Family Mtg.), Series 99A 1                       5.300    10/01/2037       25,990,516
--------------------------------------------------------------------------------------------------------------------
   10,000,000   PA HFA (Single Family Mtg.), Series B 1                         5.100    10/01/2020       10,189,100
--------------------------------------------------------------------------------------------------------------------
       55,000   PA Intergovernmental Cooperative Authority                      5.000    06/15/2021           56,298
--------------------------------------------------------------------------------------------------------------------
      380,000   PA Jeannette Health Services Authority
                (Jeannette District Memorial Hospital)                          6.000    11/01/2018          364,287
--------------------------------------------------------------------------------------------------------------------
    5,905,000   PA Langhorne Manor Boro Higher Education Authority
                (Lower Bucks Hospital)                                          7.350    07/01/2022        5,938,659
--------------------------------------------------------------------------------------------------------------------
    1,000,000   PA Langhorne Manor Boro Higher Education Authority
                (Philadelphia Biblical University)                              5.200    04/01/2020          998,410
--------------------------------------------------------------------------------------------------------------------
      575,000   PA Langhorne Manor Boro Higher Education Authority
                (Philadelphia Biblical University)                              5.500    04/01/2025          575,794


                  30 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$   1,265,000   PA Southcentral General Authority (Hanover Hospital)            5.000%   12/01/2020   $    1,312,210
--------------------------------------------------------------------------------------------------------------------
    1,400,000   PA Southcentral General Authority (Hanover Hospital)            5.000    12/01/2023        1,436,400
--------------------------------------------------------------------------------------------------------------------
    2,245,000   PA Southcentral General Authority (Hanover Hospital)            5.000    12/01/2025        2,282,671
--------------------------------------------------------------------------------------------------------------------
    3,265,000   PA Southcentral General Authority (Hanover Hospital)            5.000    12/01/2026        3,304,866
--------------------------------------------------------------------------------------------------------------------
    2,000,000   PA Southcentral General Authority (Hanover Hospital)            5.000    12/01/2027        2,015,340
--------------------------------------------------------------------------------------------------------------------
    2,510,000   PA Southcentral General Authority (Hanover Hospital)            5.000    12/01/2028        2,519,513
--------------------------------------------------------------------------------------------------------------------
    1,470,000   PA Southcentral General Authority (Hanover Hospital)            5.000    12/01/2030        1,460,004
--------------------------------------------------------------------------------------------------------------------
   26,100,000   PA St. Mary Hospital Authority (Catholic Health East) 1         4.482 2  11/15/2034       20,723,046
--------------------------------------------------------------------------------------------------------------------
      410,000   PA St. Mary Hospital Authority (Catholic Health East/
                Mercy Medical/McCauley Center Obligated Group)                  4.116 2  11/15/2034          324,220
--------------------------------------------------------------------------------------------------------------------
       95,000   PA St. Mary Hospital Authority (Catholic Health Initiatives)    5.000    12/01/2028           96,341
--------------------------------------------------------------------------------------------------------------------
       50,000   PA St. Mary Hospital Authority (Franciscan Health)              7.000    06/15/2015           50,529
--------------------------------------------------------------------------------------------------------------------
       15,000   PA State Public School Building Authority (Butler College)      5.400    07/15/2012           15,665
--------------------------------------------------------------------------------------------------------------------
        5,000   PA State Public School Building Authority
                (Chester Upland School District)                                5.150    11/15/2026            5,262
--------------------------------------------------------------------------------------------------------------------
        5,000   PA Turnpike Commission                                          5.000    12/01/2023            5,105
--------------------------------------------------------------------------------------------------------------------
      300,000   PA West Shore Area Hospital Authority
                (Holy Spirit Hospital)                                          6.250    01/01/2032          309,249
--------------------------------------------------------------------------------------------------------------------
       10,000   Patterson Township, PA Municipal Authority                      5.500    04/15/2011           10,017
--------------------------------------------------------------------------------------------------------------------
       25,000   Penn Hills, PA GO                                               5.850    12/01/2014           25,067
--------------------------------------------------------------------------------------------------------------------
   10,000,000   Philadelphia, PA Airport 1                                      5.000    06/15/2032        9,992,900
--------------------------------------------------------------------------------------------------------------------
      235,000   Philadelphia, PA Airport                                        5.375    06/15/2015          240,673
--------------------------------------------------------------------------------------------------------------------
       15,000   Philadelphia, PA Airport, Series B                              5.250    06/15/2031           15,075
--------------------------------------------------------------------------------------------------------------------
        5,000   Philadelphia, PA Authority for Industrial Devel.                5.250    10/01/2030            5,533
--------------------------------------------------------------------------------------------------------------------
      100,000   Philadelphia, PA Authority for Industrial Devel.
                (Aero Philadelphia)                                             5.250    01/01/2009           99,537
--------------------------------------------------------------------------------------------------------------------
    6,720,000   Philadelphia, PA Authority for Industrial Devel.
                (Aero Philadelphia) 5                                           5.500    01/01/2024        6,121,315
--------------------------------------------------------------------------------------------------------------------
    3,870,000   Philadelphia, PA Authority for Industrial Devel. (Air Cargo) 5  7.500    01/01/2025        4,052,200
--------------------------------------------------------------------------------------------------------------------
       25,000   Philadelphia, PA Authority for Industrial Devel.
                (American College of Physicians)                                6.000    06/15/2030           26,105
--------------------------------------------------------------------------------------------------------------------
    1,150,000   Philadelphia, PA Authority for Industrial Devel.
                (Baptist Home of Philadelphia)                                  5.500    11/15/2018        1,111,774
--------------------------------------------------------------------------------------------------------------------
      786,000   Philadelphia, PA Authority for Industrial Devel.
                (Baptist Home of Philadelphia)                                  5.600    11/15/2028          732,096
--------------------------------------------------------------------------------------------------------------------
       20,000   Philadelphia, PA Authority for Industrial Devel.
                (Cathedral Village)                                             5.600    04/01/2012           20,019
--------------------------------------------------------------------------------------------------------------------
       35,000   Philadelphia, PA Authority for Industrial Devel.
                (Cathedral Village)                                             5.700    04/01/2015           35,086
--------------------------------------------------------------------------------------------------------------------
      450,000   Philadelphia, PA Authority for Industrial Devel.
                (Cathedral Village)                                             6.750    04/01/2023          470,309


                  31 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$   1,100,000   Philadelphia, PA Authority for Industrial Devel.
                (Cathedral Village)                                             6.875%   04/01/2034   $    1,152,195
--------------------------------------------------------------------------------------------------------------------
    2,750,000   Philadelphia, PA Authority for Industrial Devel.
                (First Mtg.-CPAP)                                               6.125    04/01/2019        1,944,195
--------------------------------------------------------------------------------------------------------------------
    1,790,000   Philadelphia, PA Authority for Industrial Devel.
                (Franklin Towne Charter High School)                            5.250    01/01/2027        1,720,423
--------------------------------------------------------------------------------------------------------------------
    1,085,000   Philadelphia, PA Authority for Industrial Devel.
                (Franklin Towne Charter High School)                            5.375    01/01/2032        1,022,352
--------------------------------------------------------------------------------------------------------------------
    1,330,000   Philadelphia, PA Authority for Industrial Devel.
                (International Educational & Community Project)                 5.875    06/01/2022        1,314,665
--------------------------------------------------------------------------------------------------------------------
    8,000,000   Philadelphia, PA Authority for Industrial Devel.
                (Philadelphia Airport System), Series A 1                       5.400    07/01/2022        8,270,560
--------------------------------------------------------------------------------------------------------------------
       30,000   Philadelphia, PA Authority for Industrial Devel.
                (Philadelphia Airport)                                          5.000    07/01/2019           30,362
--------------------------------------------------------------------------------------------------------------------
   19,710,000   Philadelphia, PA Authority for Industrial Devel.
                (Philadelphia Airport)                                          5.000    07/01/2023       19,775,831
--------------------------------------------------------------------------------------------------------------------
       10,000   Philadelphia, PA Authority for Industrial Devel.
                (Philadelphia Airport)                                          5.125    07/01/2020           10,233
--------------------------------------------------------------------------------------------------------------------
    3,915,000   Philadelphia, PA Authority for Industrial Devel.
                (Philadelphia Airport) 5                                        5.125    07/01/2028        3,907,444
--------------------------------------------------------------------------------------------------------------------
      105,000   Philadelphia, PA Authority for Industrial Devel.
                (Philadelphia Airport)                                          5.250    07/01/2028          106,253
--------------------------------------------------------------------------------------------------------------------
      400,000   Philadelphia, PA Authority for Industrial Devel.
                (Philadelphia Airport)                                          5.300    07/01/2017          407,716
--------------------------------------------------------------------------------------------------------------------
    1,640,000   Philadelphia, PA Authority for Industrial Devel.
                (Richard Allen Prep Charter School)                             6.250    05/01/2033        1,612,218
--------------------------------------------------------------------------------------------------------------------
    1,370,000   Philadelphia, PA Authority for Industrial Devel.
                (Stapeley Germantown)                                           5.000    01/01/2015        1,268,771
--------------------------------------------------------------------------------------------------------------------
    1,580,000   Philadelphia, PA Authority for Industrial Devel.
                (Stapeley Germantown)                                           5.125    01/01/2021        1,393,860
--------------------------------------------------------------------------------------------------------------------
    1,400,000   Philadelphia, PA Authority for Industrial Devel.
                Senior Living (Arbor House)                                     6.100    07/01/2033        1,433,656
--------------------------------------------------------------------------------------------------------------------
      780,000   Philadelphia, PA Authority for Industrial Devel.
                Senior Living (GIH/PPAM)                                        5.125    07/01/2016          787,667
--------------------------------------------------------------------------------------------------------------------
    1,240,000   Philadelphia, PA Authority for Industrial Devel.
                Senior Living (Miriam and Robert M. Rieder House)               6.100    07/01/2033        1,269,810
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Philadelphia, PA Authority for Industrial Devel. Senior
                Living (Presbyterian Homes Germantown)                          5.625    07/01/2035        2,972,940
--------------------------------------------------------------------------------------------------------------------
    1,160,000   Philadelphia, PA Authority for Industrial Devel. Senior
                Living (Robert Saligman House)                                  6.100    07/01/2033        1,187,886
--------------------------------------------------------------------------------------------------------------------
       25,000   Philadelphia, PA Gas Works                                      5.000    07/01/2014           25,242
--------------------------------------------------------------------------------------------------------------------
       15,000   Philadelphia, PA Gas Works                                      5.000    07/01/2026           15,087


                  32 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$   1,210,000   Philadelphia, PA H&HEFA (Centralized Comprehensive
                Human Services)                                                 7.250%   01/01/2021   $    1,235,749
--------------------------------------------------------------------------------------------------------------------
       80,000   Philadelphia, PA H&HEFA (Jefferson Health System)               5.000    05/15/2018           81,654
--------------------------------------------------------------------------------------------------------------------
       10,000   Philadelphia, PA H&HEFA (Jefferson Health System)               5.125    05/15/2021           10,139
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Philadelphia, PA H&HEFA (North Philadelphia
                Health System)                                                  5.300    01/01/2018        1,531,395
--------------------------------------------------------------------------------------------------------------------
       60,000   Philadelphia, PA H&HEFA (North Philadelphia
                Health System)                                                  5.375    01/01/2028           61,282
--------------------------------------------------------------------------------------------------------------------
    2,380,000   Philadelphia, PA H&HEFA (Philadelphia Protestant Home)          6.500    07/01/2027        2,380,428
--------------------------------------------------------------------------------------------------------------------
   19,470,000   Philadelphia, PA H&HEFA (Temple University Hospital)            5.500    07/01/2026       19,457,734
--------------------------------------------------------------------------------------------------------------------
       10,000   Philadelphia, PA H&HEFA (Temple University Hospital)            6.500    11/15/2008           10,217
--------------------------------------------------------------------------------------------------------------------
        5,000   Philadelphia, PA New Public Housing Authority                   5.000    04/01/2012            5,390
--------------------------------------------------------------------------------------------------------------------
       25,000   Philadelphia, PA Parking Authority (Airport)                    5.500    09/01/2018           25,297
--------------------------------------------------------------------------------------------------------------------
       20,000   Philadelphia, PA Parking Authority, Series A                    5.250    02/15/2029           20,487
--------------------------------------------------------------------------------------------------------------------
      180,000   Philadelphia, PA Redevel. Authority (Multifamily Hsg.)          5.450    02/01/2023          180,871
--------------------------------------------------------------------------------------------------------------------
    9,000,000   Philadelphia, PA Redevel. Authority (Neighborhood
                Transformation) 1                                               5.000    04/15/2028        9,056,115
--------------------------------------------------------------------------------------------------------------------
    2,580,000   Philadelphia, PA Redevel. Authority (Pavilion Apartments)       6.000    10/01/2023        2,660,186
--------------------------------------------------------------------------------------------------------------------
    4,100,000   Philadelphia, PA Redevel. Authority (Pavilion Apartments) 5     6.250    10/01/2032        4,212,504
--------------------------------------------------------------------------------------------------------------------
   10,160,000   Philadelphia, PA Water & Wastewater, Series A                   5.000    11/01/2031       10,335,260
--------------------------------------------------------------------------------------------------------------------
       10,000   Pittsburgh & Allegheny County, PA Public Auditorium
                Authority                                                       5.000    02/01/2024           10,290
--------------------------------------------------------------------------------------------------------------------
       50,000   Pittsburgh & Allegheny County, PA Public Auditorium
                Authority                                                       5.000    02/01/2029           50,538
--------------------------------------------------------------------------------------------------------------------
       40,000   Pittsburgh & Allegheny County, PA Public Auditorium
                Authority                                                       5.250    02/01/2031           41,222
--------------------------------------------------------------------------------------------------------------------
    3,035,800   Pittsburgh, PA Urban Redevel. Authority (Marian Plaza)          6.130    01/20/2043        3,083,341
--------------------------------------------------------------------------------------------------------------------
    1,290,000   Pittsburgh, PA Urban Redevel. Authority (West Park Court)       4.900    11/20/2047        1,200,461
--------------------------------------------------------------------------------------------------------------------
       20,000   Pittsburgh, PA Urban Redevel. Authority, Series A               5.200    10/01/2020           20,262
--------------------------------------------------------------------------------------------------------------------
       30,000   Pittsburgh, PA Urban Redevel. Authority, Series A               5.250    10/01/2029           30,120
--------------------------------------------------------------------------------------------------------------------
       15,000   Pittsburgh, PA Urban Redevel. Authority, Series A               7.250    02/01/2024           15,016
--------------------------------------------------------------------------------------------------------------------
       40,000   Pittsburgh, PA Urban Redevel. Authority, Series B               5.350    10/01/2022           40,718
--------------------------------------------------------------------------------------------------------------------
       60,000   Pittsburgh, PA Urban Redevel. Authority, Series C               5.600    04/01/2020           60,501
--------------------------------------------------------------------------------------------------------------------
       25,000   Pittsburgh, PA Urban Redevel. Authority, Series C               5.700    04/01/2030           25,121
--------------------------------------------------------------------------------------------------------------------
       35,000   Pittsburgh, PA Urban Redevel. Authority, Series C               5.900    10/01/2022           35,567
--------------------------------------------------------------------------------------------------------------------
      750,000   Pittsburgh, PA Urban Redevel. Authority, Series C               5.950    10/01/2029          758,153
--------------------------------------------------------------------------------------------------------------------
       10,000   Pittsburgh, PA Urban Redevel. Authority, Series C               7.125    08/01/2013           10,017
--------------------------------------------------------------------------------------------------------------------
       10,000   Pittsburgh, PA Water & Sewer Authority, Series A                5.050    09/01/2025           10,010
--------------------------------------------------------------------------------------------------------------------
      400,000   Pittsburgh, PA Water & Sewer Authority, Series C                5.125    09/01/2023          400,564


                  33 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$      30,000   Potter County, PA Hospital Authority
                (Charles Cole Memorial Hospital)                                5.250%   08/01/2028   $       30,056
--------------------------------------------------------------------------------------------------------------------
      120,000   Potter County, PA Hospital Authority
                (Charles Cole Memorial Hospital)                                6.050    08/01/2024          120,756
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Pottsville, PA Hospital Authority
                (Pottsville Hospital & Warne Clinic)                            5.500    07/01/2018          975,210
--------------------------------------------------------------------------------------------------------------------
      390,000   Pottsville, PA Hospital Authority
                (Pottsville Hospital & Warne Clinic)                            5.500    07/01/2018          380,332
--------------------------------------------------------------------------------------------------------------------
    4,170,000   Pottsville, PA Hospital Authority
                (Pottsville Hospital & Warne Clinic)                            5.625    07/01/2024        3,968,214
--------------------------------------------------------------------------------------------------------------------
      235,000   Pottsville, PA Hospital Authority
                (Pottsville Hospital & Warne Clinic)                            5.625    07/01/2024          223,628
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Saxonburg, PA Area Authority (Sewer & Water)                    5.000    03/01/2030        1,040,750
--------------------------------------------------------------------------------------------------------------------
       10,000   Schuylkill County, PA IDA
                (DOCNHS/BSVHS/WMHS Obligated Group)                             5.000    11/01/2028           10,120
--------------------------------------------------------------------------------------------------------------------
    2,100,000   Scranton, PA Parking Authority                                  5.250    06/01/2034        2,112,159
--------------------------------------------------------------------------------------------------------------------
    8,500,000   Scranton, PA Parking Authority                                  5.250    06/01/2039        8,473,395
--------------------------------------------------------------------------------------------------------------------
      145,000   Scranton, PA School District                                    5.000    04/01/2022          147,730
--------------------------------------------------------------------------------------------------------------------
      220,000   Scranton, PA School District                                    5.000    04/01/2025          222,585
--------------------------------------------------------------------------------------------------------------------
      440,000   Scranton, PA School District                                    5.000    04/01/2031          441,822
--------------------------------------------------------------------------------------------------------------------
        5,000   Sharon, PA Regional Health System Authority
                (SRPS/SRHS Obligated Group)                                     5.000    12/01/2028            5,063
--------------------------------------------------------------------------------------------------------------------
      460,000   South Fork, PA Municipal Authority
                (Conemaugh Valley Memorial Hospital)                            5.000    07/01/2028          465,474
--------------------------------------------------------------------------------------------------------------------
        5,000   South Fork, PA Municipal Authority
                (Conemaugh Valley Memorial Hospital)                            5.375    07/01/2022            5,085
--------------------------------------------------------------------------------------------------------------------
      305,000   South Fork, PA Municipal Authority (Good Samaritan
                Medical Center of Johnstown)                                    5.250    07/01/2026          306,870
--------------------------------------------------------------------------------------------------------------------
       25,000   South Fork, PA Municipal Authority (Good Samaritan
                Medical Center of Johnstown)                                    5.375    07/01/2016           25,278
--------------------------------------------------------------------------------------------------------------------
        5,000   South Park, PA School District                                  5.000    05/15/2016            5,032
--------------------------------------------------------------------------------------------------------------------
      100,000   Susquehanna, PA Area Regional Airport Authority                 5.000    01/01/2028           98,877
--------------------------------------------------------------------------------------------------------------------
      140,000   Susquehanna, PA Area Regional Airport Authority                 5.375    01/01/2018          137,715
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Susquehanna, PA Area Regional Airport Authority
                (Aero Harrisburg)                                               5.500    01/01/2024          910,910
--------------------------------------------------------------------------------------------------------------------
       15,000   Union County, PA Hospital Authority
                (United Methodist Continuing Care Services)                     6.250    04/01/2012           15,005
--------------------------------------------------------------------------------------------------------------------
      880,000   Washington County, PA Authority
                (Capital Projects & Equipment Program)                          6.150    12/01/2029          881,487
--------------------------------------------------------------------------------------------------------------------
       35,000   Washington County, PA Hospital Authority
                (Washington Hospital)                                           5.125    07/01/2028           35,531
--------------------------------------------------------------------------------------------------------------------
    8,000,000   Washington County, PA Redevel. Authority (Victory Centre) 5     5.450    07/01/2035        7,306,240


                  34 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$     750,000   Washington, PA Township Municipal Authority                     5.875%   12/15/2023   $      754,358
--------------------------------------------------------------------------------------------------------------------
    2,500,000   Washington, PA Township Municipal Authority                     6.000    12/15/2033        2,541,250
--------------------------------------------------------------------------------------------------------------------
    1,085,000   Westmoreland County, PA IDA
                (Redstone Retirement Community)                                 5.875    01/01/2032        1,040,613
--------------------------------------------------------------------------------------------------------------------
       35,000   Westmoreland County, PA Redevel. Authority
                (Harmon House)                                                  5.400    06/20/2028           35,649
--------------------------------------------------------------------------------------------------------------------
    5,000,000   Wilkes-Barre, PA Finance Authority (Wilkes University) 5        5.000    03/01/2027        4,905,150
--------------------------------------------------------------------------------------------------------------------
    5,000,000   Wilkes-Barre, PA Finance Authority (Wilkes University) 5        5.000    03/01/2037        4,663,000
--------------------------------------------------------------------------------------------------------------------
       10,000   York County, PA Hospital Authority (York Hospital)              5.500    07/01/2008           10,025
--------------------------------------------------------------------------------------------------------------------
       10,000   York County, PA IDA (PSEG Power)                                5.500    09/01/2020            9,891
--------------------------------------------------------------------------------------------------------------------
       15,000   York, PA Hsg. Corp. Mtg., Series A                              6.875    11/01/2009           15,031
                                                                                                      --------------
                                                                                                       1,115,635,859
--------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--28.9%
       45,000   Guam GO                                                         5.375    11/15/2013           45,028
--------------------------------------------------------------------------------------------------------------------
    1,400,000   Guam GO                                                         5.400    11/15/2018        1,400,210
--------------------------------------------------------------------------------------------------------------------
      505,000   Guam GO, Series A                                               5.250    11/15/2037          475,654
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Guam Government Waterworks Authority
                and Wastewater System 5                                         5.875    07/01/2035        1,986,400
--------------------------------------------------------------------------------------------------------------------
      500,000   Guam Government Waterworks Authority
                and Wastewater System                                           6.000    07/01/2025          511,520
--------------------------------------------------------------------------------------------------------------------
      700,000   Guam Hsg. Corp. (Single Family Mtg.)                            5.750    09/01/2031          747,187
--------------------------------------------------------------------------------------------------------------------
      150,000   Guam Power Authority, Series A                                  5.250    10/01/2013          150,065
--------------------------------------------------------------------------------------------------------------------
      710,000   Guam Power Authority, Series A                                  5.250    10/01/2023          710,227
--------------------------------------------------------------------------------------------------------------------
    5,000,000   Guam Tobacco Settlement Economic Devel. &
                Commerce Authority (TASC)                                       5.250    06/01/2032        4,935,350
--------------------------------------------------------------------------------------------------------------------
      500,000   Guam Tobacco Settlement Economic Devel. &
                Commerce Authority (TASC)                                       5.625    06/01/2047          489,110
--------------------------------------------------------------------------------------------------------------------
   38,902,000   Guam Tobacco Settlement Economic Devel. &
                Commerce Authority (TASC)                                       7.250 8  06/01/2057        1,167,060
--------------------------------------------------------------------------------------------------------------------
      600,000   Northern Mariana Islands Commonwealth, Series A                 6.750    10/01/2033          634,986
--------------------------------------------------------------------------------------------------------------------
    2,725,000   Northern Mariana Islands Ports Authority, Series A 5            5.500    03/15/2031        2,507,763
--------------------------------------------------------------------------------------------------------------------
    1,955,000   Northern Mariana Islands Ports Authority, Series A              6.250    03/15/2028        1,773,400
--------------------------------------------------------------------------------------------------------------------
    1,350,000   Northern Mariana Islands Ports Authority, Series A              6.600    03/15/2028        1,559,399
--------------------------------------------------------------------------------------------------------------------
       50,000   Puerto Rico Aqueduct & Sewer Authority                          5.000    07/01/2019           50,073
--------------------------------------------------------------------------------------------------------------------
   29,130,000   Puerto Rico Children's Trust Fund (TASC)                        5.375    05/15/2033       28,304,165
--------------------------------------------------------------------------------------------------------------------
   88,830,000   Puerto Rico Children's Trust Fund (TASC)                        5.500    05/15/2039       87,840,434
--------------------------------------------------------------------------------------------------------------------
   68,400,000   Puerto Rico Children's Trust Fund (TASC)                        5.625    05/15/2043       67,822,704
--------------------------------------------------------------------------------------------------------------------
  457,500,000   Puerto Rico Children's Trust Fund (TASC)                        6.432 8  05/15/2050       26,457,225
--------------------------------------------------------------------------------------------------------------------
   97,000,000   Puerto Rico Children's Trust Fund (TASC)                        7.013 8  05/15/2055        3,397,910
--------------------------------------------------------------------------------------------------------------------
   10,020,000   Puerto Rico Commonwealth GO                                     5.250    07/01/2030       10,022,906


                  35 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$       5,000   Puerto Rico Electric Power Authority, Series DD                 5.000%   07/01/2028   $        5,135
--------------------------------------------------------------------------------------------------------------------
    9,800,000   Puerto Rico Electric Power Authority, Series UU 1               3.848 2  07/01/2025        7,929,555
--------------------------------------------------------------------------------------------------------------------
   31,890,000   Puerto Rico Electric Power Authority, Series UU 1               3.868 2  07/01/2031       25,803,418
--------------------------------------------------------------------------------------------------------------------
      885,000   Puerto Rico HFC, Series B                                       5.300    12/01/2028          895,841
--------------------------------------------------------------------------------------------------------------------
       25,000   Puerto Rico Highway & Transportation Authority, Series A        5.000    07/01/2038           24,370
--------------------------------------------------------------------------------------------------------------------
      445,000   Puerto Rico Highway & Transportation Authority, Series AA       5.000    07/01/2035          443,336
--------------------------------------------------------------------------------------------------------------------
      325,000   Puerto Rico Highway & Transportation Authority, Series H        5.000    07/01/2028          325,520
--------------------------------------------------------------------------------------------------------------------
      700,000   Puerto Rico Highway & Transportation Authority, Series M        5.000    07/01/2037          682,598
--------------------------------------------------------------------------------------------------------------------
    2,105,000   Puerto Rico IMEPCF (American Airlines) 5                        6.450    12/01/2025        2,028,231
--------------------------------------------------------------------------------------------------------------------
      650,000   Puerto Rico ITEMECF (Ana G. Mendez University)                  5.000    03/01/2036          586,196
--------------------------------------------------------------------------------------------------------------------
      235,000   Puerto Rico ITEMECF (Ana G. Mendez University)                  5.375    02/01/2019          237,068
--------------------------------------------------------------------------------------------------------------------
      500,000   Puerto Rico ITEMECF (Ana G. Mendez University)                  5.375    02/01/2029          485,910
--------------------------------------------------------------------------------------------------------------------
    2,750,000   Puerto Rico Municipal Finance Agency, Series A                  5.250    08/01/2025        2,772,880
--------------------------------------------------------------------------------------------------------------------
   25,305,000   Puerto Rico Port Authority (American Airlines), Series A 5      6.250    06/01/2026       23,151,798
--------------------------------------------------------------------------------------------------------------------
    1,170,000   Puerto Rico Port Authority (American Airlines), Series A        6.300    06/01/2023        1,088,615
--------------------------------------------------------------------------------------------------------------------
       95,000   Puerto Rico Port Authority, Series D                            7.000    07/01/2014           95,522
--------------------------------------------------------------------------------------------------------------------
    9,540,000   Puerto Rico Public Buildings Authority                          5.250    07/01/2033        9,493,159
--------------------------------------------------------------------------------------------------------------------
    1,015,000   Puerto Rico Public Buildings Authority, Series D 5              5.250    07/01/2036        1,003,865
--------------------------------------------------------------------------------------------------------------------
   15,000,000   Puerto Rico Sales Tax Financing Corp., Series A 1               4.221 2  08/01/2057       12,651,300
--------------------------------------------------------------------------------------------------------------------
      125,000   University of Puerto Rico                                       5.400    06/01/2009          125,303
--------------------------------------------------------------------------------------------------------------------
    1,075,000   University of Puerto Rico, Series Q                             5.000    06/01/2030        1,059,982
--------------------------------------------------------------------------------------------------------------------
    6,645,000   V.I. Government Refinery Facilities (Hovensa Coker) 5           6.500    07/01/2021        6,946,351
--------------------------------------------------------------------------------------------------------------------
   12,980,000   V.I. Public Finance Authority (Gross Receipts Taxes Loan)       5.000    10/01/2024       13,229,605
--------------------------------------------------------------------------------------------------------------------
       25,000   V.I. Public Finance Authority (Gross Receipts Taxes Loan)       5.000    10/01/2031           24,455
--------------------------------------------------------------------------------------------------------------------
    4,000,000   V.I. Public Finance Authority (Hovensa Coker) 5                 6.500    07/01/2021        4,181,400
--------------------------------------------------------------------------------------------------------------------
    8,500,000   V.I. Public Finance Authority (Hovensa Refinery) 5,7            4.700    07/01/2022        7,641,415
--------------------------------------------------------------------------------------------------------------------
    5,000,000   V.I. Public Finance Authority (Hovensa Refinery) 5              6.125    07/01/2022        5,092,600
--------------------------------------------------------------------------------------------------------------------
    1,000,000   V.I. Public Finance Authority (Hovensa)                         5.875    07/01/2022        1,026,240
--------------------------------------------------------------------------------------------------------------------
   17,450,000   V.I. Tobacco Settlement Financing Corp.                         6.250 8  05/15/2035        2,817,477
--------------------------------------------------------------------------------------------------------------------
    2,195,000   V.I. Tobacco Settlement Financing Corp.                         6.500 8  05/15/2035          347,008
--------------------------------------------------------------------------------------------------------------------
    4,150,000   V.I. Tobacco Settlement Financing Corp.                         6.875 8  05/15/2035          609,386
--------------------------------------------------------------------------------------------------------------------
    7,000,000   V.I. Tobacco Settlement Financing Corp.                         7.625 8  05/15/2035          894,110
--------------------------------------------------------------------------------------------------------------------
       40,000   V.I. Tobacco Settlement Financing Corp. (TASC)                  5.000    05/15/2021           38,368
--------------------------------------------------------------------------------------------------------------------
    2,235,000   V.I. Tobacco Settlement Financing Corp. (TASC) 5                5.000    05/15/2031        2,030,989
                                                                                                      --------------
                                                                                                         378,757,782

--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,518,424,638)--114.2%                                              1,494,393,641
--------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(14.2)                                                           (185,584,265)
                                                                                                      --------------
NET ASSETS--100.0%                                                                                    $1,308,809,376
                                                                                                      ==============


                  36 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

3. Issue is in default. See Note 1 of accompanying Notes.

4. Non-income producing security.

5. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

6. Illiquid security. The aggregate value of illiquid securities as of January 31, 2008 was $3,495, which represents less than 0.005% of the Fund's net assets. See Note 5 of accompanying Notes.

7. When-issued security or delayed delivery to be delivered and settled after January 31, 2008. See Note 1 of accompanying Notes.

8. Zero coupon bond reflects effective yield on the date of purchase.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACTS         Adult Communities Total Services
ARC          Assoc. of Retarded Citizens
AUS          Allegheny United Hospital
BSVHS        Baptist/St. Vincent's Health System
CCMC         Crozer-Chester Medical Center
CKHS         Crozer-Keystone Health System
COP          Certificates of Participation
CPAP         Crime Prevention Assoc. of Philadelphia
DCMH         Delaware County Memorial Hospital
DOCNHS       Daughters of Charity National Health Systems
DPH          Divine Providence Hospital
EDFA         Economic Devel. Finance Authority
GIH          Germantown Interfaith Housing
GO           General Obligation
GPA          General Purpose Authority
H&EFA        Health and Educational Facilities Authority
H&HEFA       Hospitals and Higher Education Facilities Authority
HDA          Hospital Devel. Authority
HEBA         Higher Education Building Authority
HEFA         Higher Education Facilities Authority
HEHA         Higher Education and Health Authority
HFA          Housing Finance Agency
HFC          Housing Finance Corp.
HUHS         Hehnemann University Hospital System
HW           Highlands at Wyomissing
IDA          Industrial Devel. Agency
IMEPCF       Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF      Industrial, Tourist, Educational, Medical and Environmental
             Community Facilities
MAS          Mercy Adult Services
MCCC         Muhlenberg Continuing Care Center Corp.
MCMCSPA      Mercy Catholic Medical Center of Southeastern Pennsylvania
MCP          Medical College Of Pennsylvania
MHH          Mercy Haverford Hospital
MHP          Mercy Health Plan
MHSSPA       Mercy Health System of Southeastern Pennsylvania
MVH          Muncy Valley Hospital
NCPHS        North Central Pennsylvania Health System
PPAM         Philadelphia Presbytery Apartments of Morrisville
PSEG         Public Service Enterprise Group
RHMC         Reading Hospital & Medical Center
RITES        Residual Interest Tax Exempt Security
ROLS         Residual Option Longs
RR           Residential Resources
RRDC         Residential Resources Devel. Corp.
RRSW         Residential Resources Southwest
SRHS         Sharon Regional Health System
SRPS         Sharon Regional Physicians Services
TASC         Tobacco Settlement Asset-Backed Bonds
UPMC         University of Pittsburgh Medical Center
V.I.         United States Virgin Islands
WH           Williamsport Hospital
WMHS         Western Maryland Health Systems
WVHCS        Wyoming Valley Health Care System

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  37 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

January 31, 2008
---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,518,424,638)--see accompanying statement of investments   $ 1,494,393,641
---------------------------------------------------------------------------------------------------------
Cash                                                                                             577,808
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                              94,854,463
Interest                                                                                      15,703,562
Shares of beneficial interest sold                                                             6,377,280
Other                                                                                             48,575
                                                                                         ----------------
Total assets                                                                               1,611,955,329

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)                               202,255,000
Payable on borrowings (See Note 6)                                                            50,600,000
Investments purchased (including $46,037,715 purchased on a when-issued
or delayed delivery basis)                                                                    46,178,921
Shares of beneficial interest redeemed                                                         2,196,344
Dividends                                                                                      1,287,996
Interest expense on borrowings                                                                   287,059
Distribution and service plan fees                                                               169,138
Trustees' compensation                                                                           118,950
Transfer and shareholder servicing agent fees                                                     44,608
Other                                                                                              7,937
                                                                                         ----------------
Total liabilities                                                                            303,145,953

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $ 1,308,809,376
                                                                                         ================

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $ 1,331,862,495
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                              1,499,415
---------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                    (521,537)
---------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                   (24,030,997)
                                                                                         ----------------
NET ASSETS                                                                               $ 1,308,809,376
                                                                                         ================


                  38 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$847,015,180 and 69,624,556 shares of beneficial interest outstanding)                   $         12.17
Maximum offering price per share (net asset value plus sales charge of
4.75% of offering price)                                                                 $         12.78
--------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $150,309,347
and 12,360,134 shares of beneficial interest outstanding)                                $         12.16
--------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $311,484,849
and 25,641,556 shares of beneficial interest outstanding)                                $         12.15

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  39 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2008
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------
Interest                                                                                 $    43,438,612
---------------------------------------------------------------------------------------------------------
Other income                                                                                         656
                                                                                         ----------------
Total investment income                                                                       43,439,268

---------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------
Management fees                                                                                3,051,914
---------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                          637,746
Class B                                                                                          734,317
Class C                                                                                        1,437,631
---------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                          167,232
Class B                                                                                           55,264
Class C                                                                                           82,899
---------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                            7,775
Class B                                                                                            1,673
Class C                                                                                            4,411
---------------------------------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate notes issued (See Note 1)                4,932,619
---------------------------------------------------------------------------------------------------------
Interest expense on borrowings                                                                   814,616
---------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                       33,860
---------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                            14,838
---------------------------------------------------------------------------------------------------------
Other                                                                                            127,755
                                                                                         ----------------
Total expenses                                                                                12,104,550
Less reduction to custodian expenses                                                             (11,469)
                                                                                         ----------------
Net expenses                                                                                  12,093,081

---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                         31,346,187

---------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                 736,591
---------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                                         (66,977,779)

---------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $   (34,895,001)
                                                                                         ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  40 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       SIX MONTHS              YEAR
                                                                                            ENDED             ENDED
                                                                                 JANUARY 31, 2008          JULY 31,
                                                                                      (UNAUDITED)              2007
--------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                            $     31,346,187   $    52,118,309
--------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                         736,591         2,508,336
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                  (66,977,779)       (7,691,060)
                                                                                 -----------------------------------
Net increase (decrease) in net assets resulting from operations                       (34,895,001)       46,935,585

--------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                               (20,703,897)      (33,867,019)
Class B                                                                                (3,264,641)       (7,292,389)
Class C                                                                                (6,433,211)      (10,350,372)
                                                                                 -----------------------------------
                                                                                      (30,401,749)      (51,509,780)

--------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                                20,898,235       271,053,312
Class B                                                                               (21,019,713)      (17,991,036)
Class C                                                                                 4,022,363       104,040,881
                                                                                 -----------------------------------
                                                                                        3,900,885       357,103,157

--------------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                             (61,395,865)      352,528,962
--------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 1,370,205,241     1,017,676,279
                                                                                 -----------------------------------
End of period (including accumulated net investment income of
$1,499,415 and $554,977, respectively)                                           $  1,308,809,376   $ 1,370,205,241
                                                                                 ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  41 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF CASH FLOWS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2008
---------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
---------------------------------------------------------------------------------------------------------
Net decrease in net assets from operations                                               $   (34,895,001)
---------------------------------------------------------------------------------------------------------
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities                                                           (386,962,485)
Proceeds from disposition of investment securities                                           514,112,757
Short-term investment securities, net                                                         (3,852,850)
Premium amortization                                                                           1,617,639
Discount accretion                                                                            (1,400,550)
Net realized gain on investments                                                                (736,591)
Net change in unrealized depreciation on investments                                          66,977,779
Increase in interest receivable                                                                 (115,496)
Increase in receivable for securities sold                                                   (75,422,704)
Increase in other assets                                                                          (9,498)
Increase in payable for securities purchased                                                  26,149,526
Increase in payable for accrued expenses                                                         129,605
                                                                                         ----------------
Net cash provided by operating activities                                                    105,592,131

---------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
---------------------------------------------------------------------------------------------------------
Proceeds from bank borrowings                                                                348,500,000
Payments on bank borrowings                                                                 (353,700,000)
Payments from short-term floating rate notes issued                                          (74,230,000)
Proceeds from shares sold                                                                    194,904,825
Payment on shares redeemed                                                                  (210,621,888)
Cash distributions paid                                                                      (10,260,579)
                                                                                         ----------------
Net cash used in financing activities                                                       (105,407,642)
---------------------------------------------------------------------------------------------------------
Net increase in cash                                                                             184,489
---------------------------------------------------------------------------------------------------------
Cash, beginning balance                                                                          393,319
                                                                                         ----------------
Cash, ending balance                                                                     $       577,808
                                                                                         ================

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $19,825,816.

Cash paid for interest on bank borrowings--$598,436.

Cash paid for interest on short-term floating rate notes issued--$4,932,619.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  42 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SIX MONTHS
                                                   ENDED
                                        JANUARY 31, 2008                                                    YEAR ENDED JULY 31,
CLASS A                                      (UNAUDITED)          2007          2006         2005          2004            2003
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $   12.77     $   12.75     $   12.85    $   11.76     $   11.48       $   11.57
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                                .31 1         .59 1         .62 1        .67 1         .73             .75
Net realized and unrealized gain
(loss)                                              (.61)          .02          (.10)        1.10           .25            (.11)
                                               -----------------------------------------------------------------------------------
Total from investment operations                    (.30)          .61           .52         1.77           .98             .64
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                (.30)         (.59)         (.62)        (.68)         (.70)           (.73)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                 $   12.17     $   12.77     $   12.75    $   12.85     $   11.76       $   11.48
                                               ===================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 (2.37)%        4.81%         4.21%       15.43%         8.53%           5.36%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                                     $ 847,015     $ 868,070     $ 600,716    $ 384,863     $ 229,450       $ 184,638
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $ 858,444     $ 747,558     $ 484,153    $ 295,002     $ 211,061       $ 172,228
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                               4.92%         4.57%         4.88%        5.35%         6.01%           6.11%
Expenses excluding interest and
fees on short-term floating rate
notes issued                                        0.79%         0.74%         0.82%        0.81%         0.86%           0.86%
Interest and fees on short-term
floating rate notes issued 4                        0.73%         0.61%         0.59%        0.40%         0.26%           0.28%
                                               -----------------------------------------------------------------------------------
Total expenses                                      1.52% 5       1.35% 5       1.41%        1.21% 5       1.12% 5,6       1.14% 5
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               29%            4%           19%          14%           25%             20%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  43 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SIX MONTHS
                                                   ENDED
                                        JANUARY 31, 2008                                                    YEAR ENDED JULY 31,
CLASS B                                      (UNAUDITED)          2007          2006         2005          2004            2003
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $   12.76     $   12.75     $   12.85    $   11.76     $   11.48       $   11.57
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                                .26 1         .49 1         .53 1        .57 1         .63             .65
Net realized and unrealized gain
(loss)                                              (.61)          .01          (.10)        1.11           .25            (.11)
                                               -----------------------------------------------------------------------------------
Total from investment operations                    (.35)          .50           .43         1.68           .88             .54
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment
income                                              (.25)         (.49)         (.53)        (.59)         (.60)           (.63)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                 $   12.16     $   12.76     $   12.75    $   12.85     $   11.76       $   11.48
                                               ===================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 (2.76)%        3.93%         3.41%       14.56%         7.71%           4.56%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $ 150,309     $ 179,266     $ 196,704    $ 189,643     $ 157,338       $ 146,369
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $ 161,865     $ 193,167     $ 193,225    $ 173,663     $ 156,689       $ 127,280
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                               4.15%         3.81%         4.14%        4.62%         5.26%           5.34%
Expenses excluding interest and
fees on short-term floating rate
notes issued                                        1.57%         1.52%         1.59%        1.59%         1.62%           1.63%
Interest and fees on short-term
floating rate notes issued 4                        0.73%         0.61%         0.59%        0.40%         0.26%           0.28%
                                               -----------------------------------------------------------------------------------
Total expenses                                      2.30% 5       2.13% 5       2.18%        1.99% 5       1.88% 5,6       1.91% 5
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               29%            4%           19%          14%           25%             20%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  44 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

                                              SIX MONTHS
                                                   ENDED
                                        JANUARY 31, 2008                                                    YEAR ENDED JULY 31,
CLASS C                                      (UNAUDITED)          2007          2006         2005          2004            2003
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                                         $   12.75     $   12.73     $   12.83    $   11.75     $   11.47       $   11.56
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                                .26 1         .49 1         .52 1        .57 1         .63             .65
Net realized and unrealized gain
(loss)                                              (.61)          .02          (.09)        1.10           .25            (.11)
                                               -----------------------------------------------------------------------------------
Total from investment operations                    (.35)          .51           .43         1.67           .88             .54
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment
 income                                             (.25)         (.49)         (.53)        (.59)         (.60)           (.63)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $   12.15     $   12.75     $   12.73    $   12.83     $   11.75       $   11.47
                                               ===================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 (2.75)%        4.02%         3.41%       14.48%         7.71%           4.57%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $ 311,485     $ 322,869     $ 220,256    $ 133,569     $  76,489       $  69,916
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $ 317,021     $ 274,274     $ 174,354    $  96,508     $  74,956       $  60,202
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                               4.16%         3.80%         4.10%        4.56%         5.25%           5.34%
Expenses excluding interest and
fees on short-term floating rate
notes issued                                        1.55%         1.50%         1.58%        1.59%         1.63%           1.63%
Interest and fees on short-term
floating rate notes issued 4                        0.73%         0.61%         0.59%        0.40%         0.26%           0.28%
                                               -----------------------------------------------------------------------------------
Total expenses                                      2.28% 5       2.11% 5       2.17%        1.99% 5       1.89% 5,6       1.91% 5
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               29%            4%           19%          14%           25%             20%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  45 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Pennsylvania Municipal Fund (the "Fund") is a separate series of Oppenheimer Multi-State Municipal Trust, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and Pennsylvania personal income taxes as is available from municipal securities, consistent with preservation of capital. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of


                  46 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of January 31, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis:

                                            WHEN-ISSUED OR DELAYED
                                       DELIVERY BASIS TRANSACTIONS
           -------------------------------------------------------
           Purchased securities                        $46,037,715

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may invest up to 20% of its total assets (which includes the effects of leverage) in inverse floaters. Inverse floaters, including the effects of leverage, amount to $186,163,242 as of January 31, 2008, which represents 11.55% of the Fund's total assets.

      Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse


                  47 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations. At January 31, 2008, municipal bond holdings with a value of $242,771,780 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $202,255,000 in short-term floating rate notes issued and outstanding at that date.

At January 31, 2008, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL                                                                          COUPON   MATURITY
AMOUNT        INVERSE FLOATER 1                                                    RATE 2       DATE         VALUE
-------------------------------------------------------------------------------------------------------------------
$ 1,160,000   Allegheny County, PA GO RITES                                        10.340%   11/1/26   $   518,984
  2,000,000   Bucks County, PA IDA RITES                                           12.032     9/1/32     2,207,520
              Delaware County, PA IDA (Aqua Pennsylvania)
  2,250,000   RITES                                                                10.609    11/1/38     2,179,485
              Delaware County, PA IDA (Aqua Pennsylvania)
  2,250,000   RITES                                                                10.609    11/1/38     2,179,485
              Delaware County, PA IDA (Aqua Pennsylvania)
  2,750,000   RITES                                                                10.609    11/1/37     2,665,025
  3,160,000   Luzerne County, PA IDA ROLs                                           4.504     9/1/34     3,278,942
  5,000,000   PA EDFA (Reliant Energy) RITES 3                                      9.865    12/1/36     5,228,300
              PA Geisinger Authority Health System
  5,655,000   (Penn State Geisinger Health System Foundation)                       8.126     5/1/37     1,646,227
  2,000,000   PA HFA (Single Family Mtg.) RITES                                    11.900     4/1/21     2,129,160
  2,850,000   PA HFA (Single Family Mtg.) RITES                                    12.689    10/1/22     3,046,992
  2,500,000   PA HFA (Single Family Mtg.) RITES                                    11.407    10/1/22     2,645,150
  2,500,000   PA HFA (Single Family Mtg.) RITES                                    11.207    10/1/20     2,689,100
  2,500,000   PA HFA (Single Family Mtg.) ROLs                                     13.800    10/1/33     2,612,600
  3,960,000   PA HFA (Single Family Mtg.) ROLs                                     13.590    10/1/37     4,007,916
  6,425,000   PA St. Mary Hospital Authority RITES                                  6.730   11/15/34     1,048,046
  2,500,000   Philadelphia, PA Airport ROLs                                        12.670    6/15/32     2,492,900


                  48 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

  PRINCIPAL                                                                        COUPON   MATURITY
     AMOUNT   INVERSE FLOATER 1                                                    RATE 2       DATE         VALUE
-------------------------------------------------------------------------------------------------------------------
              Philadelphia, PA Authority for Industrial
$ 2,000,000   Devel. Airport RITES                                                  8.585%    7/1/22   $ 2,270,560
  2,250,000   Philadelphia, PA Redevel. Authority ROLs                              2.429    4/15/28     2,306,115
  4,170,000   Puerto Rico Electric Power Authority ROLs 3                          16.340     7/1/31    (3,787,027)
  1,500,000   Puerto Rico Sales Tax Financing Corp. ROLs 3                         23.020     8/1/57      (848,700)
                                                                                                       ------------
                                                                                                       $40,516,780
                                                                                                       ============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 37 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond.

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of January 31, 2008, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $56,020,000.

--------------------------------------------------------------------------------
CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of January 31, 2008, securities with an aggregate market value of $967,395, representing 0.07% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                  49 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of January 31, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $459,140 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2008, it is estimated that the Fund will utilize $736,591 of capital loss carryforward to offset realized capital gains. During the fiscal year ended July 31, 2007, the Fund utilized $1,499,106 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of July 31, 2007, the Fund had available for federal income tax purposes unused capital loss carryforward as follows:

                         EXPIRING
                         -------------------------
                         2013           $1,195,731

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended January 31, 2008, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

      Projected Benefit Obligations Increased                    $   574
      Payments Made to Retired Trustees                            9,374
      Accumulated Liability as of January 31, 2008                74,279


                  50 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.


                  51 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                               SIX MONTHS ENDED JANUARY 31, 2008         YEAR ENDED JULY 31, 2007
                                       SHARES             AMOUNT          SHARES           AMOUNT
--------------------------------------------------------------------------------------------------
CLASS A
Sold                               11,422,393     $  141,696,305      26,767,748    $ 347,366,936
Dividends and/or
distributions reinvested            1,110,458         13,737,730       1,660,583       21,530,452
Redeemed                          (10,903,262)      (134,535,800)     (7,548,479)     (97,844,076)
                                  ----------------------------------------------------------------
Net increase                        1,629,589     $   20,898,235      20,879,852    $ 271,053,312
                                  ================================================================

--------------------------------------------------------------------------------------------------
CLASS B
Sold                                  463,269     $    5,729,903       1,561,002    $  20,251,373
Dividends and/or
distributions reinvested              158,331          1,958,022         323,730        4,196,999
Redeemed                           (2,308,074)       (28,707,638)     (3,270,428)     (42,439,408)
                                  ----------------------------------------------------------------
Net decrease                       (1,686,474)    $  (21,019,713)     (1,385,696)   $ (17,991,036)
                                  ================================================================

--------------------------------------------------------------------------------------------------
CLASS C
Sold                                3,814,729     $   47,148,414      10,021,100    $ 129,802,452
Dividends and/or
distributions reinvested              334,312          4,130,064         511,972        6,629,081
Redeemed                           (3,833,493)       (47,256,115)     (2,504,155)     (32,390,652)
                                  ----------------------------------------------------------------
Net increase                          315,548     $    4,022,363       8,028,917    $ 104,040,881
                                  ================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2008, were as follows:

                                             PURCHASES            SALES
         --------------------------------------------------------------
         Investment securities          $  386,962,485    $ 514,112,757


                  52 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

                       FEE SCHEDULE
                       ---------------------------------
                       Up to $200 million          0.60%
                       Next $100 million           0.55
                       Next $200 million           0.50
                       Next $250 million           0.45
                       Next $250 million           0.40
                       Over $1 billion             0.35

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2008, the Fund paid $309,803 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.15% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans


                  53 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

at December 31, 2007 for Class B and Class C shares were $4,231,048 and $3,962,133, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                         CLASS A         CLASS B         CLASS C
                         CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                       FRONT-END        DEFERRED        DEFERRED        DEFERRED
                   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
SIX MONTHS ENDED     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
January 31, 2008       $ 259,429        $ 83,241       $ 151,697        $ 44,815

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of January 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.


                  54 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

      The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1,250,000,000, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (4.6038% as of January 31, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of January 31, 2008, the Fund had borrowings outstanding at an interest rate of 4.6038%. Details of the borrowings for the six months ended January 31, 2008 are listed in the following table.

            Average Daily Loan Balance                  $ 30,849,457
            Average Daily Interest Rate                       5.2770%
            Fees Paid                                   $     52,044
            Interest Paid                               $    598,436

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                  55 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took


                  56 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald H. Fielding, Daniel G. Loughran, Scott
S. Cottier, Troy E. Willis, Mark R. DeMitry, and Marcus V. Franz, the portfolio managers for the Fund, and the Manager's Rochester Municipal Bond investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each regular quarterly Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load Pennsylvania municipal debt funds advised by other investment advisers. The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were better than its peer group median at the time of its annual review.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other Pennsylvania municipal debt funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual management fees and total expenses are lower than its peer group median although its actual management fees are higher than its peer group median.


                  57 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                  58 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  59 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND




                                            ---------------------
                                            OPPENHEIMER ROCHESTER
                                            ---------------------
                                                   NATIONAL
                                            ---------------------
                                                  MUNICIPALS
                                            ---------------------

JANUARY 31, 2008

--------------------------------------------------------------------------------

                                                                  Management
      Oppenheimer                                                Commentaries
      Rochester National                                             and
      Municipals                                                 Semiannual
                                                                    Report

--------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES

            An Interview with Your Fund's Managers

            Listing of Top Holdings

      SEMIANNUAL REPORT                                    [GRAPHIC]

            Listing of Investments

            Financial Statements

      "AFTER 25 YEARS IN THE BUSINESS OF MUNICIPAL FUND MANAGEMENT, I STILL DON'T PRETEND TO HAVE SEEN IT ALL. BUT, ALLOWING TAX-FREE YIELDS TO COMPOUND OVER TIME HAS CLEARLY BEEN A WINNING STRATEGY FOR SHAREHOLDERS."

                  -- RONALD H. FIELDING, Chief Strategist, Senior Vice President
                        and Senior Portfolio Manager, OPPENHEIMERFUNDS/ROCHESTER

                                                [LOGO]  OPPENHEIMERFUNDS(R)
                                                        The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Tobacco Master Settlement Agreement                                        25.0%
--------------------------------------------------------------------------------
Special Assessment                                                         14.6
--------------------------------------------------------------------------------
Airlines                                                                   11.4
--------------------------------------------------------------------------------
Multifamily Housing                                                         5.9
--------------------------------------------------------------------------------
Electric Utilities                                                          5.2
--------------------------------------------------------------------------------
Adult Living Facilities                                                     3.9
--------------------------------------------------------------------------------
Tax Increment Financing (TIF)                                               3.4
--------------------------------------------------------------------------------
Resource Recovery                                                           2.7
--------------------------------------------------------------------------------
Hospital/Health Care                                                        2.5
--------------------------------------------------------------------------------
Energy Equipment & Services                                                 2.2

Portfolio holdings are subject to change. Percentages are as of January 31, 2008, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                         8.2%
--------------------------------------------------------------------------------
AA                                                                          9.3
--------------------------------------------------------------------------------
A                                                                          12.3
--------------------------------------------------------------------------------
BBB                                                                        26.0
--------------------------------------------------------------------------------
BB or lower                                                                44.2

Allocations are subject to change. Percentages are as of January 31, 2008, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 45.7% of the Fund's market value, are deemed comparable in the Manager's judgment to the rated securities in each category. Market value, the total value of the Fund's securities, does not include cash. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.

--------------------------------------------------------------------------------


                 15 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 10/1/93. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 10/1/93. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                 16 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2008.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                 17 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                            BEGINNING        ENDING             EXPENSES
                            ACCOUNT          ACCOUNT            PAID DURING
                            VALUE            VALUE              6 MONTHS ENDED
ACTUAL                      AUGUST 1, 2007   JANUARY 31, 2008   JANUARY 31, 2008
--------------------------------------------------------------------------------
Class A                     $1,000.00        $  891.70          $10.17
--------------------------------------------------------------------------------
Class B                      1,000.00           888.40           14.06
--------------------------------------------------------------------------------
Class C                      1,000.00           888.00           13.91

HYPOTHETICAL
(5% return before expenses)
--------------------------------------------------------------------------------
Class A                      1,000.00         1,014.52           10.82
--------------------------------------------------------------------------------
Class B                      1,000.00         1,010.44           14.96
--------------------------------------------------------------------------------
Class C                      1,000.00         1,010.59           14.80

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2008 are as follows:

CLASS                    EXPENSE RATIOS
---------------------------------------
Class A                        2.12%
---------------------------------------
Class B                        2.93
---------------------------------------
Class C                        2.90

The expense ratios reflect reduction to custodian expenses. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                 18 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  January 31, 2008 / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--143.4%
--------------------------------------------------------------------------------------------------------------------
ALABAMA--1.8%
$  18,965,000   AL HFA (Single Family) 1                                        5.450%   10/01/2032   $   19,109,981
--------------------------------------------------------------------------------------------------------------------
       15,000   AL HFA (Single Family)                                          5.350    10/01/2026           15,114
--------------------------------------------------------------------------------------------------------------------
    2,775,000   AL HFA (Single Family) 2                                        5.350    10/01/2032        2,806,247
--------------------------------------------------------------------------------------------------------------------
       15,000   AL HFA (South Bay Apartments)                                   5.950    02/01/2033           15,380
--------------------------------------------------------------------------------------------------------------------
   16,095,000   AL IDA Solid Waste Disposal (Pine City Fiber Company)           6.450    12/01/2023       16,095,805
--------------------------------------------------------------------------------------------------------------------
    7,665,000   AL IDA Solid Waste Disposal (Pine City Fiber Company)           6.450    12/01/2023        7,665,690
--------------------------------------------------------------------------------------------------------------------
   10,140,000   AL Space Science Exhibit Finance Authority                      6.000    10/01/2025        9,649,630
--------------------------------------------------------------------------------------------------------------------
       25,000   AL Water Pollution Control Authority                            5.500    08/15/2020           25,033
--------------------------------------------------------------------------------------------------------------------
       10,000   Alexander City, AL GO                                           5.625    05/01/2021           10,299
--------------------------------------------------------------------------------------------------------------------
    1,810,000   Andalusia-Opp, AL Airport Authority                             5.000    08/01/2026        1,642,267
--------------------------------------------------------------------------------------------------------------------
      100,000   Bay Minette, AL Industrial Devel. Board (B.F. Goodrich)         6.500    02/15/2009          100,218
--------------------------------------------------------------------------------------------------------------------
   73,980,000   Huntsville, AL Health Care Authority 1                          4.303 3  06/01/2032       61,008,347
--------------------------------------------------------------------------------------------------------------------
       20,000   Huntsville, AL Health Care Authority                            4.303 3  06/01/2032           16,493
--------------------------------------------------------------------------------------------------------------------
       25,000   Mobile, AL Industrial Devel. Board
                (International Paper Company)                                   6.450    05/15/2019           25,781
--------------------------------------------------------------------------------------------------------------------
    2,200,000   Rainbow City, AL Special Health Care Facilities
                Financing Authority (Regency Pointe) 4                          8.250    01/01/2031        1,437,260
--------------------------------------------------------------------------------------------------------------------
       10,000   Selma, AL Industrial Devel. Board
                (International Paper Company)                                   6.000    05/01/2025           10,149
--------------------------------------------------------------------------------------------------------------------
       10,000   South Marengo County,
                AL Water & Fire Protection Authority                            7.700    05/01/2008           10,092
--------------------------------------------------------------------------------------------------------------------
    7,220,000   Tuscaloosa, AL Educational Building Authority
                (Stillman College) 2                                            5.000    06/01/2026        6,332,012
                                                                                                      --------------
                                                                                                         125,975,798
--------------------------------------------------------------------------------------------------------------------
ALASKA--0.4%
       20,000   AK HFC, Series A-1                                              6.100    06/01/2030           20,413
--------------------------------------------------------------------------------------------------------------------
       45,000   AK HFC, Series A-2                                              5.300    06/01/2008           45,357
--------------------------------------------------------------------------------------------------------------------
    7,250,000   AK HFC, Series C 1                                              5.200    12/01/2037        7,168,144
--------------------------------------------------------------------------------------------------------------------
    2,250,000   AK Industrial Devel. & Export Authority (Anchorage
                Sportsplex/Grace Community Church Obligated Group) 2            6.150    08/01/2031        2,126,115
--------------------------------------------------------------------------------------------------------------------
       40,000   AK Industrial Devel. & Export Authority (Snettisham)            6.000    01/01/2014           41,562
--------------------------------------------------------------------------------------------------------------------
    1,650,000   AK Industrial Devel. & Export Authority Community
                Provider (Boys & Girls Home)                                    5.875    12/01/2027        1,584,561
--------------------------------------------------------------------------------------------------------------------
    1,500,000   AK Industrial Devel. & Export Authority Community
                Provider (Boys & Girls Home)                                    6.000    12/01/2036        1,425,105
--------------------------------------------------------------------------------------------------------------------
       90,000   AK Industrial Devel. & Export Authority, Series A               5.250    04/01/2023           91,046
--------------------------------------------------------------------------------------------------------------------
    5,000,000   AK Northern Tobacco Securitization Corp. (TASC) 2               5.000    06/01/2032        4,366,850
--------------------------------------------------------------------------------------------------------------------
   10,000,000   AK Northern Tobacco Securitization Corp. (TASC)                 5.000    06/01/2046        8,421,000
--------------------------------------------------------------------------------------------------------------------
   31,850,000   AK Northern Tobacco Securitization Corp. (TASC)                 6.125 5  06/01/2046        2,360,404
--------------------------------------------------------------------------------------------------------------------
   20,860,000   AK Northern Tobacco Securitization Corp. (TASC)                 6.375 5  06/01/2046        1,398,872


                 19 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
ALASKA Continued
$      25,000   Kasaan, AK Lease 6                                              9.500%   07/01/2020   $       25,062
                                                                                                      --------------
                                                                                                          29,074,491
--------------------------------------------------------------------------------------------------------------------
ARIZONA--5.7%
      325,000   Apache County, AZ IDA
                (Tucson Electric Power Company)                                 5.875    03/01/2033          319,953
--------------------------------------------------------------------------------------------------------------------
  297,650,000   AZ Health Facilities Authority (Banner Health System),
                Series B 1                                                      3.978 3  01/01/2037      248,543,703
--------------------------------------------------------------------------------------------------------------------
      805,000   AZ HFA (Casa De Flores)                                         5.300    07/20/2042          796,805
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Buckeye, AZ Watson Road Community Facilities District           5.750    07/01/2022        3,010,740
--------------------------------------------------------------------------------------------------------------------
    5,000,000   Buckeye, AZ Watson Road Community Facilities District           6.000    07/01/2030        4,972,250
--------------------------------------------------------------------------------------------------------------------
   16,435,000   East San Luis, AZ Community Facilities District Special
                Assessment (Area One) 7                                         6.375    01/01/2028       16,438,944
--------------------------------------------------------------------------------------------------------------------
      810,000   Estrella Mountain Ranch, AZ Community Facilities District       5.625    07/15/2025          783,764
--------------------------------------------------------------------------------------------------------------------
      400,000   Estrella Mountain Ranch, AZ Community Facilities District       5.800    07/15/2030          383,296
--------------------------------------------------------------------------------------------------------------------
    1,518,000   Estrella Mountain Ranch, AZ Community Facilities District
                (Golf Village)                                                  6.000    07/01/2017        1,535,867
--------------------------------------------------------------------------------------------------------------------
    1,265,000   Estrella Mountain Ranch, AZ Community Facilities District
                (Golf Village)                                                  6.375    07/01/2022        1,277,840
--------------------------------------------------------------------------------------------------------------------
    3,145,000   Estrella Mountain Ranch, AZ Community Facilities District
                (Golf Village)                                                  6.750    07/01/2032        3,150,189
--------------------------------------------------------------------------------------------------------------------
    8,250,000   Flagstaff, AZ IDA
                (Senior Living Community-Northern Arizona)                      5.700    07/01/2042        7,406,438
--------------------------------------------------------------------------------------------------------------------
      500,000   Gladden Farms, AZ Community Facilities District                 5.500    07/15/2031          462,525
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Goodyear, AZ IDA Water and Sewer
                (Litchfield Park Service Company)                               6.750    10/01/2031        1,038,040
--------------------------------------------------------------------------------------------------------------------
    4,500,000   Maricopa County, AZ IDA (Christian Care Apartments) 2           6.500    01/01/2036        4,575,465
--------------------------------------------------------------------------------------------------------------------
    1,120,000   Maricopa County, AZ IDA (Guadalupe Huerta)                      5.300    07/20/2042        1,115,576
--------------------------------------------------------------------------------------------------------------------
    1,885,000   Maricopa County, AZ IDA (Immanuel Campus Care)                  8.500    04/20/2041        1,784,153
--------------------------------------------------------------------------------------------------------------------
    2,950,000   Maricopa County, AZ IDA (Rosa Linda Apartments)                 5.300    07/20/2042        2,938,348
--------------------------------------------------------------------------------------------------------------------
      355,000   Maricopa County, AZ IDA (Sun King Apartments)                   6.750    11/01/2018          368,313
--------------------------------------------------------------------------------------------------------------------
      500,000   Maricopa County, AZ IDA (Sun King Apartments)                   6.750    05/01/2031          508,120
--------------------------------------------------------------------------------------------------------------------
    3,760,000   Maricopa County, AZ IDA (Sun King Apartments) 2                 9.500    11/01/2031        3,623,963
--------------------------------------------------------------------------------------------------------------------
      665,000   Maricopa County, AZ School District No. 24 (Gila Bend)          5.500    07/01/2021          683,673
--------------------------------------------------------------------------------------------------------------------
      456,000   Merrill Ranch, AZ Community Facilities District
                No. 1 Special Assessment Lien                                   5.250    07/01/2024          428,499
--------------------------------------------------------------------------------------------------------------------
      384,000   Merrill Ranch, AZ Community Facilities District
                No. 2 Special Assessment Lien                                   5.250    07/01/2024          360,841
--------------------------------------------------------------------------------------------------------------------
      986,000   Merrill Ranch, AZ Community Facilities District
                No. 2 Special Assessment Lien                                   5.300    07/01/2030          893,050
--------------------------------------------------------------------------------------------------------------------
      235,000   Navajo County, AZ IDA (Stone Container Corp.)                   7.200    06/01/2027          236,694
--------------------------------------------------------------------------------------------------------------------
    1,195,000   Navajo County, AZ IDA (Stone Container Corp.)                   7.400    04/01/2026        1,200,903


                 20 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
ARIZONA Continued
$   1,125,000   Palm Valley, AZ Community Facility District No. 3               5.300%   07/15/2031   $    1,137,724
--------------------------------------------------------------------------------------------------------------------
      420,000   Parkway, AZ Community Facilities District No. 1
                (Prescott Valley)                                               5.300    07/15/2025          393,842
--------------------------------------------------------------------------------------------------------------------
      350,000   Parkway, AZ Community Facilities District No. 1
                (Prescott Valley)                                               5.350    07/15/2031          317,268
--------------------------------------------------------------------------------------------------------------------
    3,275,000   Phoenix, AZ IDA (America West Airlines) 2                       6.250    06/01/2019        3,147,603
--------------------------------------------------------------------------------------------------------------------
    7,500,000   Phoenix, AZ IDA (America West Airlines) 2                       6.300    04/01/2023        7,185,225
--------------------------------------------------------------------------------------------------------------------
       50,000   Phoenix, AZ IDA (Crossroads Apartments)                         5.200    12/15/2021           50,424
--------------------------------------------------------------------------------------------------------------------
    1,650,000   Phoenix, AZ IDA (Espiritu Community Devel. Corp.)               6.250    07/01/2036        1,595,699
--------------------------------------------------------------------------------------------------------------------
    1,935,000   Phoenix, AZ IDA (Gourmet Boutique West)                         5.875    11/01/2037        1,730,877
--------------------------------------------------------------------------------------------------------------------
    1,450,000   Phoenix, AZ IDA (Royal Paper Converting)                        7.000    03/01/2014        1,457,526
--------------------------------------------------------------------------------------------------------------------
      225,000   Pima County, AZ Devel. Authority
                (Tucson Electric Power Company)                                 6.100    09/01/2025          222,786
--------------------------------------------------------------------------------------------------------------------
    5,000,000   Pima County, AZ IDA
                (American Charter Schools Foundation)                           5.625    07/01/2038        4,672,950
--------------------------------------------------------------------------------------------------------------------
    2,100,000   Pima County, AZ IDA (Christian Senior Living) 2                 5.050    01/01/2037        1,933,995
--------------------------------------------------------------------------------------------------------------------
      400,000   Pima County, AZ IDA (Desert Technology Schools) 8               6.375    02/01/2014          240,120
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Pima County, AZ IDA (Desert Technology Schools) 8               7.000    02/01/2024          599,490
--------------------------------------------------------------------------------------------------------------------
    1,250,000   Pima County, AZ IDA
                (Facility Choice Education & Devel. Corp.)                      6.250    06/01/2026        1,260,763
--------------------------------------------------------------------------------------------------------------------
    2,350,000   Pima County, AZ IDA
                (Facility Choice Education & Devel. Corp.) 2                    6.375    06/01/2036        2,356,510
--------------------------------------------------------------------------------------------------------------------
    3,410,000   Pima County, AZ IDA (Global Water Resources) 2                  5.450    12/01/2017        3,211,504
--------------------------------------------------------------------------------------------------------------------
    2,215,000   Pima County, AZ IDA (Global Water Resources)                    5.600    12/01/2022        2,026,836
--------------------------------------------------------------------------------------------------------------------
   11,100,000   Pima County, AZ IDA (Global Water Resources) 2                  5.750    12/01/2032        9,831,270
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Pima County, AZ IDA (P.L.C. Charter Schools)                    6.750    04/01/2036        1,541,925
--------------------------------------------------------------------------------------------------------------------
      250,000   Pima County, AZ IDA (Paradise Education Center)                 5.875    06/01/2022          244,768
--------------------------------------------------------------------------------------------------------------------
      550,000   Pima County, AZ IDA (Paradise Education Center)                 6.000    06/01/2036          512,864
--------------------------------------------------------------------------------------------------------------------
      180,000   Pima County, AZ IDA (Single Family Mtg.)                        6.200    11/01/2030          192,901
--------------------------------------------------------------------------------------------------------------------
    1,600,000   Pima County, AZ IDA (Sonoran Science Academy)                   5.670    12/01/2027        1,508,864
--------------------------------------------------------------------------------------------------------------------
    1,960,000   Pima County, AZ IDA (Sonoran Science Academy)                   5.750    12/01/2037        1,809,433
--------------------------------------------------------------------------------------------------------------------
   10,000,000   Pima County, AZ IDA Water & Wastewater
                (Global Water Research) 2                                       6.550    12/01/2037        9,784,800
--------------------------------------------------------------------------------------------------------------------
    1,650,000   Pinal County, AZ IDA (San Manuel Facility)                      6.250    06/01/2026        1,739,678
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Quail Creek, AZ Community Facilities District                   5.550    07/15/2030        1,405,170
--------------------------------------------------------------------------------------------------------------------
    1,000,000   San Luis, AZ Facility Devel. Corp.
                (Regional Detention Center)                                     7.250    05/01/2027          959,190
--------------------------------------------------------------------------------------------------------------------
      265,000   Show Low Bluff, AZ Community Facilities District                5.600    07/01/2031          245,692
--------------------------------------------------------------------------------------------------------------------
      300,000   Show Low Bluff, AZ Community Facilities District
                Special Assessment                                              5.200    07/01/2017          297,630


                 21 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
ARIZONA Continued
$      85,000   Tucson & Pima Counties, AZ IDA (Single Family Mtg.)             6.200%   01/01/2034   $       87,443
--------------------------------------------------------------------------------------------------------------------
      635,000   Tucson & Pima Counties, AZ IDA (Single Family Mtg.)             6.350    01/01/2034          644,620
--------------------------------------------------------------------------------------------------------------------
    2,360,000   Tucson, AZ IDA (Casa De Eneanto)                                5.300    07/20/2042        2,350,678
--------------------------------------------------------------------------------------------------------------------
      800,000   Tucson, AZ IDA (Joint Single Family Mtg.)                       5.000    01/01/2039          837,704
--------------------------------------------------------------------------------------------------------------------
    4,000,000   Verrado, AZ Community Facilities District No. 1 2               5.350    07/15/2031        3,672,480
--------------------------------------------------------------------------------------------------------------------
   10,200,000   Yavapai County, AZ IDA Solid Waste Disposal
                (Waste Management) 1                                            4.900    03/01/2028        9,200,502
--------------------------------------------------------------------------------------------------------------------
    7,250,000   Yuma County, AZ IDA (Water & Sewer) 2                           6.375    12/01/2037        7,182,285
                                                                                                      --------------
                                                                                                         396,428,991
--------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.4%
    7,000,000   AR Devel. Finance Authority (Single Family Mtg.) 1              5.200    01/01/2038        6,962,935
--------------------------------------------------------------------------------------------------------------------
       55,000   AR Devel. Finance Authority (Single Family Mtg.)                5.200    01/01/2038           54,708
--------------------------------------------------------------------------------------------------------------------
      555,000   Calhoun County, AR Solid Waste Disposal
                (Georgia-Pacific Corp.)                                         6.375    11/01/2026          532,689
--------------------------------------------------------------------------------------------------------------------
    7,700,000   Cave Springs, AR Municipal Property
                (Creeks Special Sewer District)                                 6.250    02/01/2038        7,335,405
--------------------------------------------------------------------------------------------------------------------
       50,000   Grand Prairie, AR Water Users Board                             5.900    07/01/2022           50,356
--------------------------------------------------------------------------------------------------------------------
    1,345,000   Little River County, AR (Georgia-Pacific Corp.)                 5.600    10/01/2026        1,181,435
--------------------------------------------------------------------------------------------------------------------
    8,410,000   North Little Rock, AR Residential Hsg. Facilities Board
                (Ridgeview Apartments) 1                                        5.600    08/20/2045        8,550,610
--------------------------------------------------------------------------------------------------------------------
       25,000   Pine Bluff, AR (International Paper Company)                    5.550    08/15/2022           25,267
--------------------------------------------------------------------------------------------------------------------
    5,460,000   Sebastian County, AR Health Facilities Board
                (Sparks Regional Medical Center) 2                              5.625    11/01/2031        5,180,175
                                                                                                      --------------
                                                                                                          29,873,580
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA--16.7%
      700,000   Azusa, CA Special Tax Community Facilities District
                No. 05-1                                                        5.000    09/01/2027          610,120
--------------------------------------------------------------------------------------------------------------------
    1,840,000   Azusa, CA Special Tax Community Facilities District
                No. 05-1                                                        5.000    09/01/2037        1,502,949
--------------------------------------------------------------------------------------------------------------------
      415,000   Bakersfield, CA Improvement Bond Act 1915                       5.100    09/02/2021          404,077
--------------------------------------------------------------------------------------------------------------------
   60,110,000   CA County Tobacco Securitization Agency                         6.118 5  06/01/2046        4,537,704
--------------------------------------------------------------------------------------------------------------------
   75,000,000   CA County Tobacco Securitization Agency                         6.300 5  06/01/2055        2,241,750
--------------------------------------------------------------------------------------------------------------------
  127,310,000   CA County Tobacco Securitization Agency                         6.489 5  06/01/2046        9,610,632
--------------------------------------------------------------------------------------------------------------------
  107,400,000   CA County Tobacco Securitization Agency                         6.619 5  06/01/2050        4,651,494
--------------------------------------------------------------------------------------------------------------------
   33,920,000   CA County Tobacco Securitization Agency                         6.650 5  06/01/2046        2,334,374
--------------------------------------------------------------------------------------------------------------------
  215,100,000   CA County Tobacco Securitization Agency                         7.000 5  06/01/2055        6,429,339
--------------------------------------------------------------------------------------------------------------------
  246,760,000   CA County Tobacco Securitization Agency                         7.477 5  06/01/2055        5,872,888
--------------------------------------------------------------------------------------------------------------------
   36,000,000   CA County Tobacco Securitization Agency (TASC)                  0.000 9  06/01/2041       26,917,920
--------------------------------------------------------------------------------------------------------------------
   56,530,000   CA County Tobacco Securitization Agency (TASC)                  0.000 9  06/01/2046       42,366,409
--------------------------------------------------------------------------------------------------------------------
      255,000   CA County Tobacco Securitization Agency (TASC)                  5.250    06/01/2045          226,096


                 22 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$  19,000,000   CA County Tobacco Securitization Agency (TASC)                  5.250%   06/01/2046   $   16,831,150
--------------------------------------------------------------------------------------------------------------------
    2,500,000   CA County Tobacco Securitization Agency (TASC) 2                5.500    06/01/2033        2,413,075
--------------------------------------------------------------------------------------------------------------------
    2,610,000   CA County Tobacco Securitization Agency (TASC) 2                5.875    06/01/2035        2,574,817
--------------------------------------------------------------------------------------------------------------------
    7,285,000   CA County Tobacco Securitization Agency (TASC)                  5.875    06/01/2043        7,177,619
--------------------------------------------------------------------------------------------------------------------
    2,930,000   CA County Tobacco Securitization Agency (TASC)                  6.000    06/01/2042        2,932,461
--------------------------------------------------------------------------------------------------------------------
    5,000,000   CA County Tobacco Securitization Agency (TASC)                  6.125    06/01/2038        5,027,750
--------------------------------------------------------------------------------------------------------------------
   57,000,000   CA County Tobacco Securitization Agency (TASC)                  6.400 5  06/01/2046        3,922,740
--------------------------------------------------------------------------------------------------------------------
  525,920,000   CA County Tobacco Securitization Agency (TASC)                  6.664 5  06/01/2050       27,374,136
--------------------------------------------------------------------------------------------------------------------
   30,000,000   CA Educational Funding Services 1                               6.250    12/01/2042       30,850,950
--------------------------------------------------------------------------------------------------------------------
  265,000,000   CA Golden State Tobacco Securitization Corp. (TASC) 1,6         5.750    06/01/2047      254,062,915
--------------------------------------------------------------------------------------------------------------------
   24,000,000   CA Golden State Tobacco Securitization Corp. (TASC)             5.000    06/01/2033       21,104,880
--------------------------------------------------------------------------------------------------------------------
   24,650,000   CA Golden State Tobacco Securitization Corp. (TASC)             5.125    06/01/2047       21,355,035
--------------------------------------------------------------------------------------------------------------------
    6,000,000   CA Golden State Tobacco Securitization Corp. (TASC)             5.750    06/01/2047        5,752,080
--------------------------------------------------------------------------------------------------------------------
  340,000,000   CA Golden State Tobacco Securitization Corp. (TASC)             6.000 5  06/01/2047       21,821,200
--------------------------------------------------------------------------------------------------------------------
1,301,000,000   CA Golden State Tobacco Securitization Corp. (TASC)             6.081 5  06/01/2047       91,811,570
--------------------------------------------------------------------------------------------------------------------
    6,250,000   CA Pollution Control Financing Authority
                (Browning-Ferris Industries)                                    6.750    09/01/2019        6,250,500
--------------------------------------------------------------------------------------------------------------------
   25,575,000   CA Pollution Control Financing Authority
                (Browning-Ferris Industries)                                    6.875    11/01/2027       25,602,365
--------------------------------------------------------------------------------------------------------------------
    4,815,000   CA Statewide CDA (Aspire Public Schools) 2                      7.250    08/01/2031        4,902,537
--------------------------------------------------------------------------------------------------------------------
   14,400,000   CA Statewide CDA (Fairfield Apartments) 2,8                     7.250    01/01/2035        6,715,872
--------------------------------------------------------------------------------------------------------------------
  555,300,000   CA Statewide Financing Authority Tobacco Settlement             7.001 5  06/01/2055       16,597,917
--------------------------------------------------------------------------------------------------------------------
  260,000,000   CA Statewide Financing Authority Tobacco Settlement             7.876 5  06/01/2055        6,188,000
--------------------------------------------------------------------------------------------------------------------
    4,500,000   CA Statewide Financing Authority Tobacco Settlement
                (TASC) 2                                                        6.000    05/01/2037        4,503,690
--------------------------------------------------------------------------------------------------------------------
    1,405,000   CA Statewide Financing Authority Tobacco Settlement
                (TASC)                                                          6.000    05/01/2043        1,406,152
--------------------------------------------------------------------------------------------------------------------
      100,000   CA Statewide Financing Authority Tobacco Settlement
                (TASC)                                                          6.000    05/01/2043          100,082
--------------------------------------------------------------------------------------------------------------------
    3,875,000   CA Valley Health System COP 6,8                                 6.875    05/15/2023        2,266,875
--------------------------------------------------------------------------------------------------------------------
   80,000,000   Inland, CA Empire Tobacco Securitization Authority
                (TASC)                                                          6.750 5  06/01/2047        5,645,600
--------------------------------------------------------------------------------------------------------------------
  432,795,000   Inland, CA Empire Tobacco Securitization Authority
                (TASC)                                                          7.626 5  06/01/2057       10,858,827
--------------------------------------------------------------------------------------------------------------------
1,000,000,000   Inland, CA Empire Tobacco Securitization Authority
                (TASC)                                                          8.001 5  06/01/2057       20,330,000
--------------------------------------------------------------------------------------------------------------------
    1,375,000   Lathrop, CA Special Tax Community Facilities District
                No. 03-2                                                        7.000    09/01/2033        1,466,864
--------------------------------------------------------------------------------------------------------------------
   98,250,000   Long Beach, CA Bond Finance Authority Natural Gas 1             4.812 3  11/15/2033       84,003,750
--------------------------------------------------------------------------------------------------------------------
   13,000,000   Long Beach, CA Harbor 1                                         5.200    05/15/2027       13,259,350
--------------------------------------------------------------------------------------------------------------------
    5,700,000   Los Angeles, CA Regional Airports Improvement  Corp.
                (Air Canada)                                                    8.750    10/01/2014        5,257,338


                 23 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   2,160,000   Los Angeles, CA Regional Airports Improvement Corp.
                (American Airlines) 2                                           7.500%   12/01/2024   $    2,276,770
--------------------------------------------------------------------------------------------------------------------
    2,825,000   Los Angeles, CA Regional Airports Improvement Corp.
                (Continental Airlines) 2                                        5.650    08/01/2017        2,694,061
--------------------------------------------------------------------------------------------------------------------
    1,135,000   Los Angeles, CA Regional Airports Improvement Corp.
                (Delta Airlines)                                                6.350    11/01/2025        1,131,992
--------------------------------------------------------------------------------------------------------------------
   13,415,000   Los Angeles, CA Regional Airports Improvement Corp.
                (Delta-Continental Airlines) 6                                  9.250    08/01/2024       13,549,150
--------------------------------------------------------------------------------------------------------------------
      400,000   Los Angeles, CA Regional Airports Improvement Corp.
                (United Airlines) 8,10                                          6.875    11/15/2012          260,220
--------------------------------------------------------------------------------------------------------------------
    2,280,000   Los Angeles, CA Regional Airports Improvement Corp.
                (United Airlines) 6,8,10                                        8.800    11/15/2021        1,560,797
--------------------------------------------------------------------------------------------------------------------
  155,000,000   Northern CA Gas Authority 1,6                                   3.888 3  07/01/2027      123,717,900
--------------------------------------------------------------------------------------------------------------------
  115,975,000   Northern CA Tobacco Securitization Authority (TASC)             6.375 5  06/01/2045        8,557,795
--------------------------------------------------------------------------------------------------------------------
    5,925,000   Palm Desert, CA Improvement Bond Act 1915                       5.100    09/02/2037        5,238,826
--------------------------------------------------------------------------------------------------------------------
    2,200,000   San Diego County, CA COP 2                                      5.700    02/01/2028        2,125,948
--------------------------------------------------------------------------------------------------------------------
   45,440,000   Southern CA Tobacco Securitization Authority                    5.125    06/01/2046       39,406,022
--------------------------------------------------------------------------------------------------------------------
  184,070,000   Southern CA Tobacco Securitization Authority                    6.282 5  06/01/2046       13,895,444
--------------------------------------------------------------------------------------------------------------------
   41,325,000   Southern CA Tobacco Securitization Authority                    6.400 5  06/01/2046        2,843,987
--------------------------------------------------------------------------------------------------------------------
  143,080,000   Southern CA Tobacco Securitization Authority                    7.100 5  06/01/2046        8,337,272
--------------------------------------------------------------------------------------------------------------------
    5,125,000   Southern CA Tobacco Securitization Authority (TASC) 2           5.000    06/01/2037        4,418,058
--------------------------------------------------------------------------------------------------------------------
  101,450,000   Southern California Public Power Authority Natural Gas  1       4.992 3  11/01/2038       87,954,106
--------------------------------------------------------------------------------------------------------------------
    5,425,000   Temecula, CA Public Financing Authority Community
                Facilities District (Roripaugh) 6                               5.450    09/01/2026        4,337,667
--------------------------------------------------------------------------------------------------------------------
    4,000,000   Temecula, CA Public Financing Authority Community
                Facilities District (Roripaugh) 6                               5.500    09/01/2036        3,041,600
--------------------------------------------------------------------------------------------------------------------
    2,680,000   Val Verde, CA Unified School District Special Tax 2             5.450    09/01/2036        2,628,490
                                                                                                      --------------
                                                                                                       1,166,049,954
--------------------------------------------------------------------------------------------------------------------
COLORADO--3.6%
    1,000,000   Andonea, CO Metropolitan District No. 2                         6.125    12/01/2025          923,470
--------------------------------------------------------------------------------------------------------------------
    2,380,000   Andonea, CO Metropolitan District No. 3                         6.250    12/01/2035        2,103,087
--------------------------------------------------------------------------------------------------------------------
    5,000,000   Arista, CO Metropolitan District 2                              6.750    12/01/2035        4,716,200
--------------------------------------------------------------------------------------------------------------------
    2,620,000   Beacon Point, CO Metropolitan District                          6.125    12/01/2025        2,369,711
--------------------------------------------------------------------------------------------------------------------
    3,500,000   Beacon Point, CO Metropolitan District                          6.250    12/01/2035        3,092,775
--------------------------------------------------------------------------------------------------------------------
      375,000   Bent County, CO School District No. RE-2 (McClave) COP          5.000    12/01/2026          376,373
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Castle Oaks, CO Metropolitan District                           6.000    12/01/2025          915,530
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Castle Oaks, CO Metropolitan District                           6.125    12/01/2035        1,303,125
--------------------------------------------------------------------------------------------------------------------
    5,840,000   Central Marksheffel, CO Metropolitan District 2                 7.250    12/01/2029        5,941,149
--------------------------------------------------------------------------------------------------------------------
    1,500,000   CO Educational & Cultural Facilities Authority
                (Banning Lewis Ranch Academy)                                   6.125    12/15/2035        1,491,930


                 24 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
COLORADO Continued
$     660,000   CO Educational & Cultural Facilities Authority
                (Carbon Valley Academy Charter School)                          5.625%   12/01/2036   $      601,861
--------------------------------------------------------------------------------------------------------------------
    2,475,000   CO Educational & Cultural Facilities Authority
                (Inn at Auraria)                                                5.375    07/01/2015        2,240,543
--------------------------------------------------------------------------------------------------------------------
   24,295,000   CO Educational & Cultural Facilities Authority
                (Inn at Auraria)                                                6.000    07/01/2042       20,346,577
--------------------------------------------------------------------------------------------------------------------
    1,335,000   CO Elbert and Highway 86 Metropolitan District                  5.750    12/01/2036        1,097,517
--------------------------------------------------------------------------------------------------------------------
    2,000,000   CO Health Facilities Authority
                (Christian Living Communities)                                  5.750    01/01/2037        1,870,660
--------------------------------------------------------------------------------------------------------------------
    1,225,000   CO Health Facilities Authority Health & Residential
                Care Facilities (Volunteers of America)                         5.300    07/01/2037        1,072,892
--------------------------------------------------------------------------------------------------------------------
      365,000   CO Hsg. & Finance Authority                                     6.400    11/01/2024          376,574
--------------------------------------------------------------------------------------------------------------------
      630,000   CO Hsg. & Finance Authority                                     6.450    04/01/2030          677,061
--------------------------------------------------------------------------------------------------------------------
      655,000   CO Hsg. & Finance Authority                                     7.000    02/01/2030          699,966
--------------------------------------------------------------------------------------------------------------------
      170,000   CO Hsg. & Finance Authority                                     7.050    04/01/2031          181,966
--------------------------------------------------------------------------------------------------------------------
      675,000   CO Hsg. & Finance Authority                                     7.050    04/01/2031          721,845
--------------------------------------------------------------------------------------------------------------------
      560,000   CO Hsg. & Finance Authority                                     7.250    10/01/2031          564,351
--------------------------------------------------------------------------------------------------------------------
      390,000   CO Hsg. & Finance Authority                                     8.400    10/01/2021          417,008
--------------------------------------------------------------------------------------------------------------------
       10,000   CO Hsg. & Finance Authority (Single Family)                     6.500    11/01/2029           10,366
--------------------------------------------------------------------------------------------------------------------
       30,000   CO Hsg. & Finance Authority (Single Family)                     6.800    04/01/2030           31,028
--------------------------------------------------------------------------------------------------------------------
    1,965,000   CO Hsg. & Finance Authority (Single Family) 2                   6.800    02/01/2031        2,120,097
--------------------------------------------------------------------------------------------------------------------
       45,000   CO Hsg. & Finance Authority (Single Family)                     7.000    05/01/2026           45,876
--------------------------------------------------------------------------------------------------------------------
       54,000   CO Hsg. & Finance Authority (Single Family)                     7.250    05/01/2027           56,027
--------------------------------------------------------------------------------------------------------------------
      190,000   CO Hsg. & Finance Authority (Single Family)                     7.375    06/01/2026          197,072
--------------------------------------------------------------------------------------------------------------------
      370,000   CO Hsg. & Finance Authority, Series C-2                         6.600    08/01/2032          398,945
--------------------------------------------------------------------------------------------------------------------
      240,000   CO Hsg. & Finance Authority, Series C-2                         6.875    11/01/2028          244,013
--------------------------------------------------------------------------------------------------------------------
    7,050,000   CO International Center Metropolitan District No.3              6.500    12/01/2035        6,400,836
--------------------------------------------------------------------------------------------------------------------
    3,780,000   CO Waterview I Metropolitan District 2                          8.000    12/15/2032        3,786,615
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Confluence, CO Metropolitan District                            5.400    12/01/2027          933,610
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Copperleaf, CO Metropolitan District No. 2                      5.850    12/01/2026          882,940
--------------------------------------------------------------------------------------------------------------------
    1,850,000   Copperleaf, CO Metropolitan District No. 2                      5.950    12/01/2036        1,575,312
--------------------------------------------------------------------------------------------------------------------
    1,025,000   Country Club Highlands, CO Metropolitan District                7.250    12/01/2037        1,026,640
--------------------------------------------------------------------------------------------------------------------
    1,700,000   Crystal Crossing, CO Metropolitan District                      6.000    12/01/2036        1,448,808
--------------------------------------------------------------------------------------------------------------------
   28,500,000   Denver, CO City & County Airport Special Facilities
                (United Air Lines)                                              5.250    10/01/2032       24,296,535
--------------------------------------------------------------------------------------------------------------------
   22,000,000   Denver, CO City & County Airport Special Facilities
                (United Air Lines)                                              5.750    10/01/2032       20,096,340
--------------------------------------------------------------------------------------------------------------------
    1,355,000   Denver, CO Urban Renewal Authority                              9.125    09/01/2017        1,374,200
--------------------------------------------------------------------------------------------------------------------
      375,000   Eagle County, CO Airport Terminal Corp.                         5.250    05/01/2020          357,341
--------------------------------------------------------------------------------------------------------------------
    2,475,000   Elkhorn Ranch, CO Metropolitan District 2                       6.375    12/01/2035        2,223,887


                 25 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
COLORADO Continued
$     560,000   Fairplay, CO Sanitation District                                5.250%   12/15/2031   $      546,202
--------------------------------------------------------------------------------------------------------------------
      700,000   Fallbrook, CO Metropolitan District                             5.625    12/01/2026          604,975
--------------------------------------------------------------------------------------------------------------------
    2,960,000   Heritage Todd Creek, CO Metropolitan District                   5.500    12/01/2037        2,338,015
--------------------------------------------------------------------------------------------------------------------
    5,325,000   High Plains, CO Metropolitan District                           6.125    12/01/2025        4,816,303
--------------------------------------------------------------------------------------------------------------------
   10,875,000   High Plains, CO Metropolitan District                           6.250    12/01/2035        9,551,078
--------------------------------------------------------------------------------------------------------------------
    3,725,000   Highline Business Improvement District (Littleton, CO) 6,8      5.250    12/15/2019        1,862,500
--------------------------------------------------------------------------------------------------------------------
    1,060,000   Horse Creek, CO Metropolitan District                           5.750    12/01/2036          911,134
--------------------------------------------------------------------------------------------------------------------
      500,000   Huntington Trails, CO Metropolitan District                     6.250    12/01/2036          441,180
--------------------------------------------------------------------------------------------------------------------
    4,000,000   Kit Carson County, CO Health Service District 2                 6.750    01/01/2034        3,890,160
--------------------------------------------------------------------------------------------------------------------
    1,145,000   Liberty Ranch, CO Metropolitan District                         6.250    12/01/2036        1,010,302
--------------------------------------------------------------------------------------------------------------------
   11,000,000   Lincoln Park, CO Metropolitan District                          7.750    12/01/2026       11,562,100
--------------------------------------------------------------------------------------------------------------------
    1,875,000   Madre, CO Metropolitan District No. 2                           5.500    12/01/2036        1,543,163
--------------------------------------------------------------------------------------------------------------------
    2,800,000   Mountain Shadows, CO Metropolitan District                      5.625    12/01/2037        2,239,972
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Murphy Creek, CO Metropolitan District No. 3                    6.000    12/01/2026        2,710,110
--------------------------------------------------------------------------------------------------------------------
   10,060,000   Murphy Creek, CO Metropolitan District No. 3 2                  6.125    12/01/2035        8,903,100
--------------------------------------------------------------------------------------------------------------------
    2,275,000   Neu Towne, CO Metropolitan District 6                           7.250    12/01/2034        1,365,000
--------------------------------------------------------------------------------------------------------------------
    1,000,000   North Range, CO Metropolitan District No. 2                     5.500    12/15/2037          871,780
--------------------------------------------------------------------------------------------------------------------
    4,500,000   Northwest CO Metropolitan District No. 3 2                      6.125    12/01/2025        4,177,395
--------------------------------------------------------------------------------------------------------------------
    7,855,000   Northwest CO Metropolitan District No. 3 2                      6.250    12/01/2035        6,941,071
--------------------------------------------------------------------------------------------------------------------
   16,435,000   Park Valley, CO Water & Sanitation Metropolitan District        6.000 5  12/15/2017        9,512,742
--------------------------------------------------------------------------------------------------------------------
      320,000   Potomac Farms, CO Metropolitan District                         0.000 9  12/01/2023          265,005
--------------------------------------------------------------------------------------------------------------------
    1,590,000   Potomac Farms, CO Metropolitan District                         7.250    12/01/2037        1,538,071
--------------------------------------------------------------------------------------------------------------------
      850,000   Prairie Center, CO Metropolitan District No. 3                  5.250    12/15/2021          793,892
--------------------------------------------------------------------------------------------------------------------
    1,250,000   Prairie Center, CO Metropolitan District No. 3                  5.400    12/15/2031        1,122,588
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Prairie Center, CO Metropolitan District No. 3                  5.400    12/15/2031          898,070
--------------------------------------------------------------------------------------------------------------------
    2,275,000   Regency, CO Metropolitan District                               5.750    12/01/2036        1,870,300
--------------------------------------------------------------------------------------------------------------------
    1,750,000   Serenity Ridge, CO Metropolitan District No. 2 6                7.500    12/01/2034        1,295,000
--------------------------------------------------------------------------------------------------------------------
    1,320,000   Silver Peaks, CO Metropolitan District                          5.750    12/01/2036        1,085,185
--------------------------------------------------------------------------------------------------------------------
   10,230,000   Sorrell Ranch, CO Metropolitan District 2                       5.750    12/01/2036        8,360,774
--------------------------------------------------------------------------------------------------------------------
    1,735,000   Sorrell Ranch, CO Metropolitan District                         6.750    12/15/2036        1,447,441
--------------------------------------------------------------------------------------------------------------------
    1,330,000   Stoneridge, CO Metropolitan District                            5.625    12/01/2036        1,183,075
--------------------------------------------------------------------------------------------------------------------
    2,065,000   Tallgrass, CO Metropolitan District                             5.250    12/01/2037        1,744,409
--------------------------------------------------------------------------------------------------------------------
      500,000   Tallyns Reach, CO Metropolitan District No. 3                   5.200    12/01/2036          434,680
--------------------------------------------------------------------------------------------------------------------
      655,000   Todd Creek Farms, CO Metropolitan District No. 1                6.125    12/01/2019          653,297
--------------------------------------------------------------------------------------------------------------------
      695,000   Traditions, CO Metropolitan District No. 2                      5.750    12/01/2036          571,366
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Wheatlands, CO Metropolitan District                            6.000    12/01/2025          915,530
--------------------------------------------------------------------------------------------------------------------
    5,000,000   Wheatlands, CO Metropolitan District 2                          6.125    12/01/2035        4,343,750
--------------------------------------------------------------------------------------------------------------------
    1,550,000   Wildgrass, CO Metropolitan District                             6.200    12/01/2034        1,449,328
--------------------------------------------------------------------------------------------------------------------
    3,875,000   Woodmen Heights, CO Metropolitan District No. 1 2               6.750    12/01/2020        3,615,259
--------------------------------------------------------------------------------------------------------------------
   21,195,000   Woodmen Heights, CO Metropolitan District No. 1                 7.000    12/01/2030       19,769,212


                 26 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
COLORADO Continued
$   1,000,000   Wyndham Hill, CO Metropolitan District                          6.250%   12/01/2025   $      941,090
--------------------------------------------------------------------------------------------------------------------
    2,450,000   Wyndham Hill, CO Metropolitan District                          6.375    12/01/2035        2,201,423
                                                                                                      --------------
                                                                                                         253,905,686
--------------------------------------------------------------------------------------------------------------------
CONNECTICUT--0.4%
      145,000   CT Devel. Authority (Bridgeport Hydraulic Company)              6.150    04/01/2035          148,052
--------------------------------------------------------------------------------------------------------------------
       55,000   CT Devel. Authority (Bridgeport Hydraulic Company)              6.150    04/01/2035           56,191
--------------------------------------------------------------------------------------------------------------------
    1,500,000   CT Devel. Authority Airport Facility (Learjet)                  7.950    04/01/2026        1,674,390
--------------------------------------------------------------------------------------------------------------------
      125,000   CT H&EFA (Bridgeport Hospital/Bridgeport Hospital
                Foundation Obligated Group)                                     6.500    07/01/2012          128,879
--------------------------------------------------------------------------------------------------------------------
       20,000   CT H&EFA (St. Mary's Hospital Corp.)                            5.500    07/01/2012           19,721
--------------------------------------------------------------------------------------------------------------------
       80,000   CT HFA                                                          6.300    11/15/2017           83,466
--------------------------------------------------------------------------------------------------------------------
    9,050,000   CT Resource Recovery Authority
                (Browning-Ferris Industries) 2                                  6.450    11/15/2022        9,052,263
--------------------------------------------------------------------------------------------------------------------
      435,000   Eastern CT Res Rec (Wheelabrator Lisbon)                        5.500    01/01/2020          434,413
--------------------------------------------------------------------------------------------------------------------
    2,975,000   Georgetown, CT Special Taxing District                          5.125    10/01/2036        2,494,746
--------------------------------------------------------------------------------------------------------------------
    3,750,000   Mashantucket, CT Western Pequot Tribe, Series B 2               5.500    09/01/2036        3,516,825
--------------------------------------------------------------------------------------------------------------------
    1,750,000   Mashantucket, CT Western Pequot Tribe, Series B                 5.750    09/01/2027        1,750,823
--------------------------------------------------------------------------------------------------------------------
    6,000,000   Mashantucket, CT Western Pequot Tribe, Series B 2,11            6.500    09/01/2031        6,281,040
--------------------------------------------------------------------------------------------------------------------
    1,265,000   New Britain, CT Senior Citizens Hsg.
                (Nathan Hale Apartments)                                        6.875    07/01/2024        1,345,467
--------------------------------------------------------------------------------------------------------------------
    1,760,000   West Haven, CT Hsg. Authority
                (Meadow Landing Apartments)                                     6.000    01/01/2028        1,806,411
--------------------------------------------------------------------------------------------------------------------
      635,000   West Haven, CT Hsg. Authority
                (Meadow Landing Apartments)                                     6.000    01/01/2033          647,363
                                                                                                      --------------
                                                                                                          29,440,050
--------------------------------------------------------------------------------------------------------------------
DELAWARE--0.1%
    1,810,000   DE EDA (General Motors Corp.)                                   5.600    04/01/2009        1,792,896
--------------------------------------------------------------------------------------------------------------------
       15,000   DE Hsg. Authority (Single Family Mtg.)                          6.000    07/01/2018           15,388
--------------------------------------------------------------------------------------------------------------------
       55,000   DE Hsg. Authority (Single Family Mtg.)                          6.000    07/01/2032           57,055
--------------------------------------------------------------------------------------------------------------------
    6,939,000   Millsboro, DE Special Obligation (Plantation Lakes)             5.450    07/01/2036        6,200,690
--------------------------------------------------------------------------------------------------------------------
      200,000   New Castle County, DE Pollution Control
                (General Motors Corp.) 6                                        7.000 3  10/01/2008          200,000
--------------------------------------------------------------------------------------------------------------------
       25,000   Wilmington, DE GO                                               6.200    10/01/2016           25,295
                                                                                                      --------------
                                                                                                           8,291,324
--------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--2.1%
      195,000   District of Columbia HFA (Benning Road Apartments)              6.300    01/01/2012          186,124
--------------------------------------------------------------------------------------------------------------------
   10,380,000   District of Columbia HFA (Shipley Park Apartments) 1            4.800    06/01/2038        9,955,458
--------------------------------------------------------------------------------------------------------------------
      125,000   District of Columbia Tobacco Settlement Financing Corp.         6.250    05/15/2024          127,214
--------------------------------------------------------------------------------------------------------------------
   32,680,000   District of Columbia Tobacco Settlement Financing Corp.         6.750    05/15/2040       33,411,378


                 27 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                  COUPON      MATURITY            VALUE
---------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA Continued
$  515,000,000   District of Columbia Tobacco Settlement
                 Financing Corp. (TASC)                                          6.367% 5 06/15/2046   $   37,363,250
---------------------------------------------------------------------------------------------------------------------
 1,348,680,000   District of Columbia Tobacco Settlement
                 Financing Corp. (TASC)                                          6.873 5  06/15/2055       40,204,151
---------------------------------------------------------------------------------------------------------------------
 1,055,000,000   District of Columbia Tobacco Settlement Financing Corp.
                 (TASC)                                                          7.250 5  06/15/2055       25,035,150
---------------------------------------------------------------------------------------------------------------------
        20,000   Metropolitan Washington, D.C. Airport Authority                 5.000    10/01/2033           19,941
                                                                                                       --------------
                                                                                                          146,302,666
---------------------------------------------------------------------------------------------------------------------
 FLORIDA--17.5%
     1,215,000   Aberdeen, FL Community Devel. District                          5.250    11/01/2015        1,089,661
---------------------------------------------------------------------------------------------------------------------
       485,000   Aberdeen, FL Community Devel. District                          5.500    11/01/2011          464,455
---------------------------------------------------------------------------------------------------------------------
    12,015,000   Aberdeen, FL Community Devel. District 2,7                      5.500    05/01/2036        9,677,001
---------------------------------------------------------------------------------------------------------------------
     8,000,000   Alachua County, FL Industrial Devel. Revenue
                 (North Florida Retirement Village)                              5.875    11/15/2042        7,523,920
---------------------------------------------------------------------------------------------------------------------
     1,895,000   Amelia Walk, FL Community Devel. District
                 Special Assessment                                              5.500    05/01/2037        1,570,311
---------------------------------------------------------------------------------------------------------------------
     5,350,000   Amelia, FL Concourse Community Devel. District                  5.750    05/01/2038        4,605,227
---------------------------------------------------------------------------------------------------------------------
    13,255,000   Arborwood, FL Community Devel. District (Centex Homes)          5.250    05/01/2016       11,991,931
---------------------------------------------------------------------------------------------------------------------
     4,190,000   Arlington Ridge, FL Community Devel. District                   5.500    05/01/2036        3,475,647
---------------------------------------------------------------------------------------------------------------------
     9,250,000   Ave Maria Stewardship, FL Community Devel. District             5.125    05/01/2038        7,257,273
---------------------------------------------------------------------------------------------------------------------
     2,250,000   Avelar Creek, FL Community Devel. District                      5.375    05/01/2036        1,831,568
---------------------------------------------------------------------------------------------------------------------
     1,045,000   Avignon Villages, FL Community Devel. District                  5.300    05/01/2014          966,395
---------------------------------------------------------------------------------------------------------------------
       770,000   Avignon Villages, FL Community Devel. District                  5.400    05/01/2037          630,060
---------------------------------------------------------------------------------------------------------------------
     1,000,000   Bahia Lakes, FL Community Devel. District                       5.450    05/01/2037          814,900
---------------------------------------------------------------------------------------------------------------------
     2,620,000   Bainebridge, FL Community Devel. District                       5.500    05/01/2038        2,166,373
---------------------------------------------------------------------------------------------------------------------
     2,740,000   Bartram Park, FL Community Devel. District                      5.300    05/01/2035        2,211,481
---------------------------------------------------------------------------------------------------------------------
       225,000   Bayshore, FL Hsg. Corp.                                         8.000    12/01/2016          165,294
---------------------------------------------------------------------------------------------------------------------
     4,625,000   Baywinds, FL Community Devel. District                          4.900    05/01/2012        4,308,881
---------------------------------------------------------------------------------------------------------------------
    10,385,000   Baywinds, FL Community Devel. District                          5.250    05/01/2037        8,269,056
---------------------------------------------------------------------------------------------------------------------
     4,640,000   Beacon Lakes, FL Community Devel. District Special
                 Assessment                                                      6.000    05/01/2038        4,098,651
---------------------------------------------------------------------------------------------------------------------
     3,380,000   Beacon Lakes, FL Community Devel. District Special
                 Assessment                                                      6.200    05/01/2038        3,001,102
---------------------------------------------------------------------------------------------------------------------
     1,955,000   Beacon, FL Tradeport Community Devel. District                  7.250    05/01/2033        2,015,116
---------------------------------------------------------------------------------------------------------------------
    10,990,000   Beacon, FL Tradeport Community Devel. District, Series A        5.625    05/01/2032       11,300,468
---------------------------------------------------------------------------------------------------------------------
    10,640,000   Bella Verde, FL Golf Community Devel District                   7.250    12/18/2008       10,632,020
---------------------------------------------------------------------------------------------------------------------
     7,625,000   Bonnet Creek, FL Resort Community Devel. District
                 Special Assessment                                              7.500    05/01/2034        7,929,314
---------------------------------------------------------------------------------------------------------------------
     4,000,000   Boynton Village, FL Community Devel. District
                 Special Assessment                                              6.000    05/01/2038        3,560,920


                 28 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

     PRINCIPAL
        AMOUNT                                                                  COUPON      MATURITY            VALUE
---------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$       75,000   Broward County, FL Educational Facilities Authority
                 (Pompano Oaks Apartments)                                       6.000%   12/01/2027   $       75,926
---------------------------------------------------------------------------------------------------------------------
        25,000   Broward County, FL HFA (Cross Keys Apartments)                  5.750    10/01/2028           25,130
---------------------------------------------------------------------------------------------------------------------
       160,000   Broward County, FL HFA (Heron Pointe Apartments)                5.700    11/01/2029          160,483
---------------------------------------------------------------------------------------------------------------------
    12,475,000   Broward County, FL HFA (Pembroke Village Apartments)            7.000    06/01/2046       12,256,563
---------------------------------------------------------------------------------------------------------------------
     1,310,000   Broward County, FL HFA (Single Family)                          5.000    10/01/2039        1,365,675
---------------------------------------------------------------------------------------------------------------------
        15,000   Broward County, FL HFA (Stirling Apartments)                    5.600    10/01/2018           15,221
---------------------------------------------------------------------------------------------------------------------
       125,000   Broward County, FL HFA (Stirling Apartments)                    5.750    04/01/2038          126,449
---------------------------------------------------------------------------------------------------------------------
       825,000   Cascades, FL Groveland Community Devel. District                5.300    05/01/2036          612,752
---------------------------------------------------------------------------------------------------------------------
     1,050,000   Century Gardens, FL Community Devel. District                   5.100    05/01/2037          817,415
---------------------------------------------------------------------------------------------------------------------
    26,625,000   CFM, FL Community Devel. District, Series A                     6.250    05/01/2035       21,974,944
---------------------------------------------------------------------------------------------------------------------
     2,500,000   Chapel Creek, FL Community Devel. District Special
                 Assessment                                                      5.200    05/01/2011        2,383,775
---------------------------------------------------------------------------------------------------------------------
     3,665,000   Chapel Creek, FL Community Devel. District Special
                 Assessment                                                      5.250    05/01/2015        3,325,108
---------------------------------------------------------------------------------------------------------------------
    12,595,000   Chapel Creek, FL Community Devel. District Special
                 Assessment                                                      5.500    05/01/2038       10,278,276
---------------------------------------------------------------------------------------------------------------------
     4,200,000   City Center, FL Community Devel. District                       6.000    05/01/2038        3,705,198
---------------------------------------------------------------------------------------------------------------------
     1,640,000   City Center, FL Community Devel. District                       6.125    05/01/2036        1,502,568
---------------------------------------------------------------------------------------------------------------------
    31,840,000   Clearwater Cay, FL Community Devel. District                    5.500    05/01/2037       22,738,854
---------------------------------------------------------------------------------------------------------------------
       265,000   Collier County, FL HFA (Saxon Manor Isles Apartments)           5.450    03/01/2030          266,611
---------------------------------------------------------------------------------------------------------------------
        55,000   Collier County, FL IDA (Allete)                                 6.500    10/01/2025           55,023
---------------------------------------------------------------------------------------------------------------------
     4,080,000   Connerton West, FL Community Devel. District                    5.125    05/01/2016        3,659,393
---------------------------------------------------------------------------------------------------------------------
     4,370,000   Connerton West, FL Community Devel. District                    5.400    05/01/2038        3,553,291
---------------------------------------------------------------------------------------------------------------------
     4,940,000   Copperstone, FL Community Devel. District                       5.200    05/01/2038        3,917,716
---------------------------------------------------------------------------------------------------------------------
     7,520,000   Cordoba Ranch, FL Community Devel. District Special
                 Assessment                                                      5.550    05/01/2037        6,270,477
---------------------------------------------------------------------------------------------------------------------
     1,345,000   Coronado, FL Community Devel. District                          6.000    05/01/2038        1,203,600
---------------------------------------------------------------------------------------------------------------------
     3,250,000   Creekside, FL Community Devel. District                         5.200    05/01/2038        2,560,285
---------------------------------------------------------------------------------------------------------------------
     1,130,000   Crestview II, FL Community Devel. District Special
                 Assessment                                                      5.600    05/01/2037          949,324
---------------------------------------------------------------------------------------------------------------------
     2,625,000   Crosscreek, FL Community Devel. District                        5.500    05/01/2017        2,126,408
---------------------------------------------------------------------------------------------------------------------
     1,280,000   Crosscreek, FL Community Devel. District                        5.600    05/01/2039          928,358
---------------------------------------------------------------------------------------------------------------------
     9,685,000   Cypress Creek of Hillsborough County, FL Community
                 Devel. District                                                 5.350    05/01/2037        7,833,034
---------------------------------------------------------------------------------------------------------------------
        70,000   Dade City, FL (First Mtg.-Retirement Care)                      8.000    01/01/2025           66,498
---------------------------------------------------------------------------------------------------------------------
        45,000   Dade County, FL HFA (Golden Lakes Apartments)                   6.050    11/01/2039           45,109
---------------------------------------------------------------------------------------------------------------------
        90,000   Dade County, FL HFA (Siesta Pointe Apartments)                  5.650    09/01/2017           90,582
---------------------------------------------------------------------------------------------------------------------
       145,000   Dade County, FL HFA (Siesta Pointe Apartments)                  5.750    09/01/2029          145,532
---------------------------------------------------------------------------------------------------------------------
         9,778   Dade County, FL HFA (Single Family Mtg.)                        6.100    04/01/2027           10,303
---------------------------------------------------------------------------------------------------------------------
        25,000   Dade County, FL IDA (Florida Club Care)                         6.600    01/20/2018           25,053


                 29 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                  COUPON      MATURITY            VALUE
---------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$    1,925,000   Dade County, FL IDA (Miami Cerebral Palsy Residence)            8.000%   06/01/2022   $    1,932,585
---------------------------------------------------------------------------------------------------------------------
       115,000   Dade County, FL Res Rec                                         5.500    10/01/2013          116,383
---------------------------------------------------------------------------------------------------------------------
     3,145,000   Durbin Crossing, FL Community Devel. District
                 Special Assessment                                              5.250    11/01/2015        2,859,151
---------------------------------------------------------------------------------------------------------------------
     2,445,000   East Homestead, FL Community Devel. District                    5.375    05/01/2036        2,000,670
---------------------------------------------------------------------------------------------------------------------
       960,000   East Homestead, FL Community Devel. District                    5.450    11/01/2036          794,496
---------------------------------------------------------------------------------------------------------------------
     1,125,000   Easton Park, FL Community Devel. District                       5.200    05/01/2037          889,909
---------------------------------------------------------------------------------------------------------------------
         5,000   Edgewater, FL Water & Sewer                                     7.000    10/01/2021            5,016
---------------------------------------------------------------------------------------------------------------------
     1,500,000   Enclave at Black Point Marina, FL Community
                 Devel. District                                                 5.200    05/01/2014        1,373,190
---------------------------------------------------------------------------------------------------------------------
     1,250,000   Enclave at Black Point Marina, FL Community
                 Devel. District                                                 5.400    05/01/2037        1,001,675
---------------------------------------------------------------------------------------------------------------------
        75,000   Escambia County, FL HFA (Single Family Mtg.)                    5.500    10/01/2031           75,628
---------------------------------------------------------------------------------------------------------------------
    21,495,000   Fiddler's Creek, FL Community Devel. District No. 2             6.000    05/01/2038       19,235,231
---------------------------------------------------------------------------------------------------------------------
       150,000   FL Capital Projects Finance Authority (Peerless Group)          7.500    08/01/2019          148,773
---------------------------------------------------------------------------------------------------------------------
        50,000   FL Capital Projects Finance Authority CCRC
                 (Glenridge on Palmer Ranch)                                     7.625    06/01/2032           53,031
---------------------------------------------------------------------------------------------------------------------
     1,250,000   FL Capital Projects Finance Authority Solid Waste
                 (Waste Corp. of America)                                        9.000    09/01/2020        1,252,225
---------------------------------------------------------------------------------------------------------------------
    26,200,000   FL Capital Trust Agency (AHF Florida LLC)                       8.125    10/01/2038       26,470,384
---------------------------------------------------------------------------------------------------------------------
     3,085,000   FL Capital Trust Agency (American Opportunity)                  5.750    06/01/2023        2,961,847
---------------------------------------------------------------------------------------------------------------------
     2,000,000   FL Capital Trust Agency (American Opportunity)                  5.875    06/01/2038        1,840,040
---------------------------------------------------------------------------------------------------------------------
       970,000   FL Capital Trust Agency (American Opportunity)                  7.250    06/01/2038          876,705
---------------------------------------------------------------------------------------------------------------------
       700,000   FL Capital Trust Agency (American Opportunity)                  8.250    12/01/2038          631,967
---------------------------------------------------------------------------------------------------------------------
     7,135,000   FL Capital Trust Agency (Atlantic Hsg. Foundation)              6.000    07/01/2040        6,204,453
---------------------------------------------------------------------------------------------------------------------
    13,000,000   FL Capital Trust Agency (Atlantic Hsg. Foundation)              8.000    07/01/2040       10,380,890
---------------------------------------------------------------------------------------------------------------------
        30,000   FL HFA (Hsg. Partners of Panama City)                           5.700    05/01/2037           30,149
---------------------------------------------------------------------------------------------------------------------
        60,000   FL HFA (Landings Boot Ranch)                                    6.100    11/01/2035           61,201
---------------------------------------------------------------------------------------------------------------------
       100,000   FL HFA (Mar Lago Village Apartments)                            5.900    12/01/2027          102,096
---------------------------------------------------------------------------------------------------------------------
        50,000   FL HFA (Reserve at Kanapaha)                                    5.700    07/01/2037           50,284
---------------------------------------------------------------------------------------------------------------------
        20,000   FL HFA (Spinnaker Cove Apartments)                              6.500    07/01/2036           20,084
---------------------------------------------------------------------------------------------------------------------
     4,905,000   FL HFA (St. Cloud Village Associates) 2                         5.950    02/01/2030        5,023,946
---------------------------------------------------------------------------------------------------------------------
     1,345,000   FL HFA (St. Cloud Village Associates)                           8.000    02/15/2030        1,241,475
---------------------------------------------------------------------------------------------------------------------
        50,000   FL HFA (Stoddert Arms Apartments)                               6.250    09/01/2026           50,297
---------------------------------------------------------------------------------------------------------------------
        55,000   FL HFA (Turtle Creek Apartments)                                6.150    05/01/2026           55,119
---------------------------------------------------------------------------------------------------------------------
        15,000   FL HFA (Turtle Creek Apartments)                                6.200    05/01/2036           15,027
---------------------------------------------------------------------------------------------------------------------
        45,000   FL HFA (Vizcaya Villas)                                         6.125    12/01/2021           45,180
---------------------------------------------------------------------------------------------------------------------
        80,000   FL HFA (Vizcaya Villas)                                         6.200    12/01/2028           80,268
---------------------------------------------------------------------------------------------------------------------
        15,000   FL HFA (Wentworth Apartments)                                   5.450    10/01/2037           15,031
---------------------------------------------------------------------------------------------------------------------
        50,000   FL HFA (Willow Lake Apartments)                                 5.250    01/01/2021           50,410
---------------------------------------------------------------------------------------------------------------------
       100,000   FL HFA (Willow Lake Apartments)                                 5.350    07/01/2027          100,474


                 30 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

     PRINCIPAL
        AMOUNT                                                                  COUPON      MATURITY            VALUE
---------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$       55,000   FL HFC (Ashton Point Apartments)                                5.625%   07/01/2029   $       55,756
---------------------------------------------------------------------------------------------------------------------
       100,000   FL HFC (Ashton Point Apartments)                                5.750    07/01/2036          101,479
---------------------------------------------------------------------------------------------------------------------
        15,000   FL HFC (Brittany of Rosemont)                                   6.250    07/01/2035           15,011
---------------------------------------------------------------------------------------------------------------------
        20,000   FL HFC (East Lake Apartments)                                   5.050    10/01/2026           20,004
---------------------------------------------------------------------------------------------------------------------
        45,000   FL HFC (Grande Pointe Apartments)                               6.000    07/01/2038           45,930
---------------------------------------------------------------------------------------------------------------------
        70,000   FL HFC (Hampton Court Apartments)                               5.600    03/01/2032           70,593
---------------------------------------------------------------------------------------------------------------------
    24,210,000   FL HFC (Homeowner Mtg.) 1                                       5.150    07/01/2037       23,794,526
---------------------------------------------------------------------------------------------------------------------
    10,000,000   FL HFC (Homeowner Mtg.) 1                                       5.150    07/01/2038        9,871,000
---------------------------------------------------------------------------------------------------------------------
        80,000   FL HFC (Homeowner Mtg.)                                         5.150    07/01/2021           80,761
---------------------------------------------------------------------------------------------------------------------
       145,000   FL HFC (Homeowner Mtg.)                                         5.573 5  01/01/2029           45,924
---------------------------------------------------------------------------------------------------------------------
        15,000   FL HFC (Homeowner Mtg.)                                         6.250    07/01/2022           15,846
---------------------------------------------------------------------------------------------------------------------
        70,000   FL HFC (Kendall Court Apartments)                               5.300    02/01/2031           70,186
---------------------------------------------------------------------------------------------------------------------
       100,000   FL HFC (Kendall Court Apartments)                               5.350    08/01/2024          100,993
---------------------------------------------------------------------------------------------------------------------
       145,000   FL HFC (Logan Heights Apartments)                               6.000    10/01/2039          155,115
---------------------------------------------------------------------------------------------------------------------
        25,000   FL HFC (Marina Bay Apartments)                                  5.625    08/01/2027           25,281
---------------------------------------------------------------------------------------------------------------------
        25,000   FL HFC (Mystic Pointe II)                                       6.100    12/01/2035           25,885
---------------------------------------------------------------------------------------------------------------------
        45,000   FL HFC (Mystic Woods II Apartments)                             6.300    07/01/2036           45,159
---------------------------------------------------------------------------------------------------------------------
        25,000   FL HFC (Raceway Pointe Apartments)                              5.950    09/01/2032           25,494
---------------------------------------------------------------------------------------------------------------------
        10,000   FL HFC (River Trace Senior Apartments)                          5.800    01/01/2041           10,151
---------------------------------------------------------------------------------------------------------------------
        25,000   FL HFC (Sable Chase Associates)                                 5.875    11/01/2036           25,705
---------------------------------------------------------------------------------------------------------------------
        10,000   FL HFC (Sanctuary Winterlakes)                                  5.850    09/01/2026           10,226
---------------------------------------------------------------------------------------------------------------------
        20,000   FL HFC (Sheridan Place of Bredenton)                            5.500    10/01/2036           20,187
---------------------------------------------------------------------------------------------------------------------
        50,000   FL HFC (Spring Harbor Apartments)                               5.500    08/01/2019           51,321
---------------------------------------------------------------------------------------------------------------------
        95,000   FL HFC (Spring Harbor Apartments)                               5.900    08/01/2039           96,360
---------------------------------------------------------------------------------------------------------------------
        55,000   FL HFC (Stonebridge Landings Apartments)                        5.200    08/01/2031           55,023
---------------------------------------------------------------------------------------------------------------------
        10,000   FL HFC (Sundance Pointe Associates)                             5.850    02/01/2037           10,174
---------------------------------------------------------------------------------------------------------------------
        10,000   FL HFC (Villas De Mallorca)                                     5.750    07/01/2027           10,298
---------------------------------------------------------------------------------------------------------------------
        30,000   FL HFC (Walker Avenue Club)                                     5.750    12/01/2030           30,486
---------------------------------------------------------------------------------------------------------------------
     5,125,000   FL HFC (Westchase Apartments)                                   6.610    07/01/2038        5,152,368
---------------------------------------------------------------------------------------------------------------------
       140,000   FL HFC (Woodridge Apartments)                                   5.750    10/01/2025          142,692
---------------------------------------------------------------------------------------------------------------------
       100,000   FL HFC (Woodridge Apartments)                                   5.800    10/01/2029          101,588
---------------------------------------------------------------------------------------------------------------------
        75,000   FL HFC (Woods Vero Beach)                                       5.900    10/01/2039           76,139
---------------------------------------------------------------------------------------------------------------------
     1,500,000   Flora Ridge, FL Educational Facilities Benefit District         5.300    05/01/2037        1,205,355
---------------------------------------------------------------------------------------------------------------------
     6,080,000   Fontainbleau Lakes, FL Community Devel. District                6.000    05/01/2015        5,772,778
---------------------------------------------------------------------------------------------------------------------
     4,000,000   Fontainbleau Lakes, FL Community Devel. District                6.000    05/01/2038        3,547,080
---------------------------------------------------------------------------------------------------------------------
    11,675,000   Forest Creek, FL Community Devel. District                      5.450    05/01/2036        9,612,261
---------------------------------------------------------------------------------------------------------------------
    18,340,000   Glades, FL Correctional Devel. Corp.
                 (Glades County Detention) 2                                     7.375    03/01/2030       18,600,061
---------------------------------------------------------------------------------------------------------------------
    10,000,000   Grand Bay at Doral, FL Community Devel. District 2              6.000    05/01/2017        9,355,200
---------------------------------------------------------------------------------------------------------------------
     8,735,000   Grand Bay at Doral, FL Community Devel. District                6.000    05/01/2039        7,676,056


                 31 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$     650,000   Grand Haven, FL Community Devel. District                       6.900%   05/01/2019   $      650,494
--------------------------------------------------------------------------------------------------------------------
   12,370,000   Greater Lakes/Sawgrass Bay, FL Community Devel. District        5.500    05/01/2038       10,041,966
--------------------------------------------------------------------------------------------------------------------
    7,505,000   Greater Orlando, FL Aviation Authority
                (JetBlue Airways Corp.) 2                                       6.375    11/15/2026        7,172,303
--------------------------------------------------------------------------------------------------------------------
   14,965,000   Greater Orlando, FL Aviation Authority
                (JetBlue Airways Corp.) 2                                       6.500    11/15/2036       14,227,525
--------------------------------------------------------------------------------------------------------------------
      150,000   Gulf Breeze, FL GO                                              5.900    12/01/2015          151,154
--------------------------------------------------------------------------------------------------------------------
    8,900,000   Harrison Ranch, FL Community Devel. District                    5.300    05/01/2038        7,105,048
--------------------------------------------------------------------------------------------------------------------
    1,125,000   Hawks Point, FL Community Devel. District                       5.300    05/01/2039          895,916
--------------------------------------------------------------------------------------------------------------------
   15,905,000   Heritage Bay, FL Community Devel. District                      5.500    05/01/2036       12,974,504
--------------------------------------------------------------------------------------------------------------------
   15,250,000   Heritage Harbour North, FL Community Devel. District            6.375    05/01/2038       14,245,788
--------------------------------------------------------------------------------------------------------------------
    1,920,000   Heritage Plantation, FL Community Devel. District               5.100    11/01/2013        1,771,296
--------------------------------------------------------------------------------------------------------------------
    3,580,000   Heritage Plantation, FL Community Devel. District               5.400    05/01/2037        2,910,218
--------------------------------------------------------------------------------------------------------------------
   12,000,000   Hialeah Gardens, FL Health Facilities Authority
                (Catholic Health Services Facilities) 1                         5.250    08/15/2031       12,188,700
--------------------------------------------------------------------------------------------------------------------
      960,000   Highland Meadows, FL Community Devel. District
                Special Assessment, Series A                                    5.500    05/01/2036          778,138
--------------------------------------------------------------------------------------------------------------------
    4,185,000   Highlands, FL Community Devel. District                         5.550    05/01/2036        3,417,638
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Hillsborough County, FL IDA (National Gypsum Company) 2         7.125    04/01/2030        2,054,380
--------------------------------------------------------------------------------------------------------------------
    9,250,000   Hillsborough County, FL IDA (Senior Care Group)                 6.700    07/01/2021        9,302,355
--------------------------------------------------------------------------------------------------------------------
    6,100,000   Hillsborough County, FL IDA (Senior Care Group)                 6.750    07/01/2029        6,132,635
--------------------------------------------------------------------------------------------------------------------
    2,740,000   Indigo, FL Community Devel. District                            5.750    05/01/2036        2,289,818
--------------------------------------------------------------------------------------------------------------------
    8,890,000   Island at Doral III, FL Community Devel. District
                Special Assessment                                              5.900    05/01/2035        7,029,679
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Jacksonville, FL EDC (Met Packaging Solutions)                  5.500    10/01/2030        2,848,980
--------------------------------------------------------------------------------------------------------------------
   18,000,000   Jacksonville, FL Health Facilities Authority
                (Ascension Health Credit Group) 1                               5.250    11/15/2032       18,317,430
--------------------------------------------------------------------------------------------------------------------
      715,000   Jacksonville, FL Water and Sewage (United Waterworks)           6.350    08/01/2025          716,266
--------------------------------------------------------------------------------------------------------------------
    1,475,000   K-Bar Ranch, FL Community Devel. District
                Special Assessment                                              5.450    05/01/2036        1,214,397
--------------------------------------------------------------------------------------------------------------------
    1,195,000   Keys Cove, FL Community Devel. District                         5.875    05/01/2035        1,143,328
--------------------------------------------------------------------------------------------------------------------
    3,500,000   Lake Ashton II, FL Community Devel. District                    5.375    05/01/2036        2,936,220
--------------------------------------------------------------------------------------------------------------------
      930,000   Lake Frances, FL Community Devel. District Special
                Assessment                                                      5.300    05/01/2037          747,320
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Lakeside Landings, FL Devel. District                           5.250    05/01/2013        1,867,740
--------------------------------------------------------------------------------------------------------------------
      750,000   Lakeside Landings, FL Devel. District                           5.500    05/01/2038          617,693
--------------------------------------------------------------------------------------------------------------------
   14,500,000   Landmark at Doral, FL Community Devel. District
                Special Assessment                                              5.200    05/01/2015       11,833,885
--------------------------------------------------------------------------------------------------------------------
    8,000,000   Landmark at Doral, FL Community Devel. District
                Special Assessment                                              5.500    05/01/2038        5,905,600
--------------------------------------------------------------------------------------------------------------------
      100,000   Largo, FL Sun Coast Health System (Sun Coast Hospital)          6.200    03/01/2013           92,966


                 32 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$      85,000   Lee County, FL HFA (Single Family Mtg.)                         7.200%   03/01/2033   $       86,632
--------------------------------------------------------------------------------------------------------------------
    1,200,000   Legends Bay, FL Community Devel. District                       5.500    05/01/2014        1,122,948
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Legends Bay, FL Community Devel. District                       5.875    05/01/2038        1,306,470
--------------------------------------------------------------------------------------------------------------------
      100,000   Leon County, FL Educational Facilities Authority
                (Southgate Residence Hall)                                      6.750    09/01/2028          101,803
--------------------------------------------------------------------------------------------------------------------
    7,955,000   Madeira, FL Community Devel. District                           5.250    11/01/2014        7,297,519
--------------------------------------------------------------------------------------------------------------------
    8,045,000   Madeira, FL Community Devel. District                           5.450    05/01/2039        6,560,778
--------------------------------------------------------------------------------------------------------------------
    1,740,000   Madison County, FL Mtg. (Twin Oaks)                             6.000    07/01/2025        1,692,133
--------------------------------------------------------------------------------------------------------------------
    5,000,000   Magnolia Creek, FL Community Devel. District                    5.600    05/01/2014        4,704,050
--------------------------------------------------------------------------------------------------------------------
    5,360,000   Magnolia Creek, FL Community Devel. District                    5.900    05/01/2039        4,678,851
--------------------------------------------------------------------------------------------------------------------
    2,940,000   Magnolia West, FL Community Devel. District
                Special Assessment                                              5.350    05/01/2037        2,377,813
--------------------------------------------------------------------------------------------------------------------
      145,000   Manatee County, FL HFA (Single Family Mtg.)                     7.000    11/01/2027          149,291
--------------------------------------------------------------------------------------------------------------------
   14,190,000   Martin County, FL IDA (Indiantown Cogeneration) 2               7.875    12/15/2025       14,268,329
--------------------------------------------------------------------------------------------------------------------
      760,000   Martin County, FL IDA (Indiantown Cogeneration)                 8.050    12/15/2025          764,385
--------------------------------------------------------------------------------------------------------------------
    4,845,000   Meadow Woods, FL Community Devel. District
                Special Assessment                                              6.050    05/01/2035        4,306,381
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Mediterranea, FL Community Devel. District
                Special Assessment                                              5.600    05/01/2037          840,110
--------------------------------------------------------------------------------------------------------------------
    1,025,000   Miami Beach, FL Health Facilities Authority
                (Mt. Sinai Medical Center)                                      6.700    11/15/2019        1,063,407
--------------------------------------------------------------------------------------------------------------------
      540,000   Miami Beach, FL Health Facilities Authority
                (Mt. Sinai Medical Center)                                      6.800    11/15/2031          549,607
--------------------------------------------------------------------------------------------------------------------
       80,000   Miami-Dade County, FL Aviation                                  5.000    10/01/2023           80,450
--------------------------------------------------------------------------------------------------------------------
       30,000   Miami-Dade County, FL Aviation
                (Miami International Airport)                                   5.000    10/01/2033           29,361
--------------------------------------------------------------------------------------------------------------------
    2,030,000   Mira Lago West, FL Community Devel. District                    5.375    05/01/2036        1,714,315
--------------------------------------------------------------------------------------------------------------------
    6,970,000   Miromar Lakes, FL Community Devel. District                     6.875    05/01/2035        7,222,035
--------------------------------------------------------------------------------------------------------------------
   19,365,000   Montecito, FL Community Devel. District 2                       5.100    05/01/2013       17,949,806
--------------------------------------------------------------------------------------------------------------------
    3,790,000   Montecito, FL Community Devel. District                         5.500    05/01/2037        3,136,528
--------------------------------------------------------------------------------------------------------------------
    4,000,000   Monterra, FL Community Devel. District
                Special Assessment                                              5.000    11/01/2010        3,754,680
--------------------------------------------------------------------------------------------------------------------
    1,875,000   Monterra, FL Community Devel. District
                Special Assessment                                              5.125    11/01/2014        1,641,788
--------------------------------------------------------------------------------------------------------------------
    5,210,000   Monterra, FL Community Devel. District
                Special Assessment                                              5.500    05/01/2036        3,870,926
--------------------------------------------------------------------------------------------------------------------
      700,000   Moody River, FL Estates Community Devel. District               5.350    05/01/2036          560,420
--------------------------------------------------------------------------------------------------------------------
   17,250,000   Myrtle Creek, FL Improvement District Special Assessment        5.200    05/01/2037       13,534,178
--------------------------------------------------------------------------------------------------------------------
   11,150,000   Nassau County, FL (Nassau Care Centers)                         6.900    01/01/2038       11,262,950
--------------------------------------------------------------------------------------------------------------------
       30,000   Nassau County, FL Pollution Control (ITT Rayonier)              6.200    07/01/2015           30,036
--------------------------------------------------------------------------------------------------------------------
    1,735,000   Naturewalk, FL Community Devel. District                        5.300    05/01/2016        1,558,845
--------------------------------------------------------------------------------------------------------------------
    5,500,000   Naturewalk, FL Community Devel. District 7                      5.500    05/01/2038        4,407,260


                 33 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$   1,555,000   New Port Tampa Bay, FL Community Devel. District 6              5.300%   11/01/2012   $    1,166,514
--------------------------------------------------------------------------------------------------------------------
   24,700,000   New Port Tampa Bay, FL Community Devel. District 6              5.875    05/01/2038       16,259,516
--------------------------------------------------------------------------------------------------------------------
    3,480,000   New River, FL Community Devel. District                         5.000    05/01/2013        3,211,970
--------------------------------------------------------------------------------------------------------------------
      365,000   New River, FL Community Devel. District                         5.350    05/01/2038          290,993
--------------------------------------------------------------------------------------------------------------------
   15,515,000   North Springs, FL Improvement District
                (Parkland Golf-Country Club) 7                                  5.450    05/01/2026       12,254,057
--------------------------------------------------------------------------------------------------------------------
      750,000   Northern Palm Beach, FL Improvement District                    5.350    08/01/2041          599,288
--------------------------------------------------------------------------------------------------------------------
    1,420,000   Oak Creek, FL Community Devel. District
                Special Assessment                                              5.800    05/01/2035        1,325,314
--------------------------------------------------------------------------------------------------------------------
    2,750,000   Oakmont Grove, FL Community Devel. District
                Special Assessment                                              5.250    05/01/2012        2,527,525
--------------------------------------------------------------------------------------------------------------------
    1,595,000   Oakmont Grove, FL Community Devel. District
                Special Assessment                                              5.400    05/01/2038        1,158,927
--------------------------------------------------------------------------------------------------------------------
    3,745,000   Old Palm, FL Community Devel. District
                (Palm Beach Gardens) 7                                          5.375    05/01/2014        3,384,394
--------------------------------------------------------------------------------------------------------------------
    1,535,000   Orange County, FL Health Facilities Authority
                (GF Orlando/CFGH Obligated Group)                               8.875    07/01/2021        1,646,548
--------------------------------------------------------------------------------------------------------------------
    3,200,000   Orange County, FL Health Facilities Authority
                (GF Orlando/CFGH Obligated Group) 2                             9.000    07/01/2031        3,433,728
--------------------------------------------------------------------------------------------------------------------
      750,000   Orange County, FL Health Facilities Authority
                (Orlando Lutheran Tower)                                        5.500    07/01/2032          676,523
--------------------------------------------------------------------------------------------------------------------
    1,125,000   Orange County, FL Health Facilities Authority
                (Orlando Lutheran Tower)                                        5.500    07/01/2038          998,213
--------------------------------------------------------------------------------------------------------------------
    6,020,000   Orange County, FL HFA (Dunwoodie Apartments) 2                  6.500    07/01/2035        6,058,347
--------------------------------------------------------------------------------------------------------------------
       10,000   Orange County, FL HFA (Homeowner)                               5.200    09/01/2023           10,048
--------------------------------------------------------------------------------------------------------------------
       25,000   Orange County, FL HFA (Homeowner)                               5.250    09/01/2026           25,102
--------------------------------------------------------------------------------------------------------------------
      190,000   Orange County, FL HFA (Homeowner)                               5.420 5  03/01/2028           62,360
--------------------------------------------------------------------------------------------------------------------
       15,000   Orange County, FL HFA (Homeowner)                               5.550    09/01/2033           15,144
--------------------------------------------------------------------------------------------------------------------
        5,000   Orange County, FL HFA (Park Avenue Villas)                      5.250    09/01/2031            5,009
--------------------------------------------------------------------------------------------------------------------
    1,755,000   Orange County, FL HFA (Seminole Pointe)                         5.800    06/01/2032        1,760,370
--------------------------------------------------------------------------------------------------------------------
      100,000   Osceola County, FL HFA (Kensington Apartments)                  5.450    01/01/2040          100,275
--------------------------------------------------------------------------------------------------------------------
      200,000   Osceola County, FL HFA (Tierra Vista Apartments)                5.800    12/01/2029          200,096
--------------------------------------------------------------------------------------------------------------------
    3,750,000   Palm Bay, FL Educational Facilities (Patriot Charter
                School) 2                                                       7.000    07/01/2036        3,845,813
--------------------------------------------------------------------------------------------------------------------
      215,000   Palm Beach County, FL HFA (Chelsea Commons)                     5.900    06/01/2029          215,234
--------------------------------------------------------------------------------------------------------------------
       55,000   Palm Beach County, FL HFA (Golden Lake Hsg. Assoc.)             6.100    08/01/2029           55,040
--------------------------------------------------------------------------------------------------------------------
      120,000   Palm Beach County, FL HFA (Pinnacle Palms Apartments)           5.750    07/01/2041          121,904
--------------------------------------------------------------------------------------------------------------------
    4,375,000   Palm Coast Park, FL Community Devel. District
                Special Assessment                                              5.700    05/01/2037        3,730,300
--------------------------------------------------------------------------------------------------------------------
    2,805,000   Palm Glades, FL Community Devel. District                       5.300    05/01/2036        2,280,998
--------------------------------------------------------------------------------------------------------------------
    6,065,000   Palm Glades, FL Community Devel. District
                Special Assessment                                              7.125    05/01/2039        6,041,468


                 34 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$   1,850,000   Palm River, FL Community Devel. District                        5.150%   05/01/2013   $    1,718,835
--------------------------------------------------------------------------------------------------------------------
    1,020,000   Palm River, FL Community Devel. District                        5.375    05/01/2036          829,229
--------------------------------------------------------------------------------------------------------------------
       70,000   Panther Trace, FL Community Devel. District                     7.250    05/01/2033           81,795
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Parker Road, FL Community Devel. District                       5.350    05/01/2015        1,378,965
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Parker Road, FL Community Devel. District                       5.600    05/01/2038        1,254,345
--------------------------------------------------------------------------------------------------------------------
    1,235,000   Parkway Center, FL Community Devel. District, Series A          6.300    05/01/2034        1,239,471
--------------------------------------------------------------------------------------------------------------------
      145,000   Pasco County, FL HFA (Pasco Woods)                              5.700    08/01/2019          149,301
--------------------------------------------------------------------------------------------------------------------
    3,050,000   Paseo, FL Community Devel. District                             5.000    02/01/2011        2,887,100
--------------------------------------------------------------------------------------------------------------------
    6,750,000   Pine Ridge Plantation, FL Community Devel. District             5.400    05/01/2037        5,479,988
--------------------------------------------------------------------------------------------------------------------
    4,625,000   Pinellas County, FL Health Facility Authority
                (St. Mark Village) 2                                            5.650    05/01/2037        3,948,270
--------------------------------------------------------------------------------------------------------------------
       40,000   Pinellas County, FL HFA (Single Family Hsg.)                    5.200    03/01/2037           37,415
--------------------------------------------------------------------------------------------------------------------
      800,000   Pinellas County, FL HFA (Single Family Hsg.)                    5.250    03/01/2038          741,424
--------------------------------------------------------------------------------------------------------------------
      160,000   Pinellas County, FL HFA (Single Family Hsg.)                    5.503 5  03/01/2031           43,672
--------------------------------------------------------------------------------------------------------------------
    1,315,000   Poinciana West, FL Community Devel. District
                Special Assessment                                              6.000    05/01/2037        1,184,302
--------------------------------------------------------------------------------------------------------------------
    2,815,000   Port St. Lucie, FL Special Assessment (Peacock & Lowry)         5.350    07/01/2027        2,484,632
--------------------------------------------------------------------------------------------------------------------
      915,000   Portfino Springs, FL Community Devel. District
                Special Assessment                                              5.500    05/01/2038          753,585
--------------------------------------------------------------------------------------------------------------------
    6,250,000   Portico, FL Community Devel. District                           5.450    05/01/2037        5,106,438
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Portofino Cove, FL Community Devel. District
                Special Assessment                                              5.500    05/01/2038        1,235,385
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Portofino Isles, FL Community Devel. District
                (Portofino Court)                                               5.600    05/01/2036        2,575,260
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Portofino Landings, FL Community Devel. District
                Special Assessment                                              5.200    05/01/2017          887,890
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Portofino Landings, FL Community Devel. District
                Special Assessment                                              5.400    05/01/2038        1,609,140
--------------------------------------------------------------------------------------------------------------------
    2,530,000   Portofino Vista, FL Community Devel. District 2                 5.000    05/01/2013        2,346,752
--------------------------------------------------------------------------------------------------------------------
    9,000,000   Quarry, FL Community Devel. District                            5.500    05/01/2036        7,341,750
--------------------------------------------------------------------------------------------------------------------
      495,000   Renaissance Commons, FL Community Devel. District,
                Series A                                                        5.600    05/01/2036          427,700
--------------------------------------------------------------------------------------------------------------------
    6,420,000   Reunion East, FL Community Devel. District                      5.800    05/01/2036        5,521,649
--------------------------------------------------------------------------------------------------------------------
   10,000,000   Reunion East, FL Community Devel. District, Series A            7.375    05/01/2033       10,529,900
--------------------------------------------------------------------------------------------------------------------
   22,930,000   Reunion West, FL Community Devel. District 7                    6.250    05/01/2036       20,984,160
--------------------------------------------------------------------------------------------------------------------
    2,250,000   Ridgewood Trails, FL Community Devel. District                  5.650    05/01/2038        1,895,738
--------------------------------------------------------------------------------------------------------------------
    9,685,000   River Bend, FL Community Devel. District 7                      5.450    05/01/2035        8,172,687
--------------------------------------------------------------------------------------------------------------------
    6,600,000   River Bend, FL Community Devel. District                        7.125    11/01/2015        6,548,784
--------------------------------------------------------------------------------------------------------------------
    7,890,000   River Glen, FL Community Devel. District Special
                Assessment                                                      5.450    05/01/2038        6,431,297
--------------------------------------------------------------------------------------------------------------------
    3,545,000   Riverwood Estates, FL Community Devel. District
                Special Assessment                                              5.350    05/01/2037        2,863,367


                 35 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$   2,580,000   Rolling Hills, FL Community Devel. District                     5.125%   11/01/2013   $    2,376,283
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Rolling Hills, FL Community Devel. District                     5.450    05/01/2037        1,636,200
--------------------------------------------------------------------------------------------------------------------
      200,000   Santa Rosa Bay, FL Bridge Authority                             6.250    07/01/2028          186,688
--------------------------------------------------------------------------------------------------------------------
    1,648,000   Sarasota, FL Health Facility Authority
                (SPS/SHS/SR Obligated Group)                                    6.000    05/15/2010        1,651,757
--------------------------------------------------------------------------------------------------------------------
   23,200,000   Sarasota, FL National Community Devel. District
                Special Assessment                                              5.300    05/01/2039       18,207,360
--------------------------------------------------------------------------------------------------------------------
    4,475,000   Seminole County, FL IDA (Progressive Health) 2                  7.500    03/01/2035        4,451,462
--------------------------------------------------------------------------------------------------------------------
    6,855,000   Shingle Creek, FL Community Devel. District                     6.100    05/01/2025        6,264,099
--------------------------------------------------------------------------------------------------------------------
   25,085,000   Shingle Creek, FL Community Devel. District                     6.125    05/01/2037       22,182,164
--------------------------------------------------------------------------------------------------------------------
    1,055,000   Six Mile Creek, FL Community Devel. District                    5.500    05/01/2017          915,592
--------------------------------------------------------------------------------------------------------------------
    8,625,000   Six Mile Creek, FL Community Devel. District                    5.875    05/01/2038        6,621,154
--------------------------------------------------------------------------------------------------------------------
    6,900,000   South Bay, FL Community Devel. District                         5.125    11/01/2009        6,553,758
--------------------------------------------------------------------------------------------------------------------
   12,035,000   South Bay, FL Community Devel. District                         5.375    05/01/2013       10,533,874
--------------------------------------------------------------------------------------------------------------------
   16,975,000   South Bay, FL Community Devel. District                         5.950    05/01/2036       12,357,800
--------------------------------------------------------------------------------------------------------------------
    1,825,000   South Fork East, FL Community Devel. District                   6.500    05/01/2038        1,733,659
--------------------------------------------------------------------------------------------------------------------
    8,190,000   South Fork East, FL Community Devel. District                   7.000    11/01/2015        8,138,157
--------------------------------------------------------------------------------------------------------------------
      100,000   South Lake County, FL Hospital District
                (Orlando Regional Healthcare System)                            6.000    10/01/2022          103,369
--------------------------------------------------------------------------------------------------------------------
    3,100,000   St. Johns County, FL IDA (Glenmoor Health Care)                 5.375    01/01/2040        2,719,010
--------------------------------------------------------------------------------------------------------------------
      565,000   St. Johns County, FL IDA
                (St. John's County Welfare Federation)                          5.200    10/01/2027          501,364
--------------------------------------------------------------------------------------------------------------------
    1,000,000   St. Johns County, FL IDA
                (St. John's County Welfare Federation)                          5.250    10/01/2041          837,000
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Stonebrier, FL Community Devel. District                        5.500    05/01/2037        1,655,160
--------------------------------------------------------------------------------------------------------------------
    3,165,000   Stoneybrook, FL South Community Devel. District                 5.800    05/01/2039        2,701,074
--------------------------------------------------------------------------------------------------------------------
    1,525,000   Summerville, FL Community Devel. District                       5.500    05/01/2036        1,265,003
--------------------------------------------------------------------------------------------------------------------
    6,000,000   Sweetwater Creek, FL Community Devel. District                  5.500    05/01/2038        4,715,940
--------------------------------------------------------------------------------------------------------------------
    9,460,000   Tern Bay, FL Community Devel. District 6                        5.000    05/01/2015        7,803,743
--------------------------------------------------------------------------------------------------------------------
   19,280,000   Tern Bay, FL Community Devel. District 6                        5.375    05/01/2037       13,182,314
--------------------------------------------------------------------------------------------------------------------
   33,650,000   Tolomato, FL Community Devel. District
                Special Assessment                                              6.650    05/01/2040       33,227,356
--------------------------------------------------------------------------------------------------------------------
    2,925,000   Town Center, FL at Palm Coast Community Devel. District         6.000    05/01/2036        2,600,881
--------------------------------------------------------------------------------------------------------------------
    5,000,000   Treeline, FL Preservation Community Devel. District             6.800    05/01/2039        4,808,850
--------------------------------------------------------------------------------------------------------------------
      750,000   Turnbull Creek, FL Community Devel. District
                Special Assessment                                              5.250    05/01/2037          583,283
--------------------------------------------------------------------------------------------------------------------
    1,435,000   Two Creeks, FL Community Devel. District                        5.250    05/01/2037        1,101,650
--------------------------------------------------------------------------------------------------------------------
    2,250,000   University Square, FL Community Devel. District                 5.875    05/01/2038        1,975,073
--------------------------------------------------------------------------------------------------------------------
   10,900,000   Verandah East, FL Community Devel. District                     5.400    05/01/2037        8,942,578
--------------------------------------------------------------------------------------------------------------------
    6,580,000   Verano Center, FL Community Devel. District                     5.375    05/01/2037        4,928,157
--------------------------------------------------------------------------------------------------------------------
    2,500,000   Villa Portofino East, FL Community Devel. District              5.200    05/01/2037        1,988,075


                 36 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

   PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$   1,760,000   Villa Portofino West, FL Community Devel. District              5.350%   05/01/2036   $    1,427,237
--------------------------------------------------------------------------------------------------------------------
    1,265,000   Villa Vizcaya, FL Community Devel. District
                Special Assessment                                              5.550    05/01/2039        1,039,476
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Villages of Westport, FL Community Devel. District              5.700    05/01/2035        1,663,260
--------------------------------------------------------------------------------------------------------------------
    2,815,000   Villagewalk of Bonita Springs, FL Community
                Devel. District                                                 5.150    05/01/2038        2,220,500
--------------------------------------------------------------------------------------------------------------------
       20,000   Volusia County, FL Educational Facility Authority
                (Embry-Riddle Aeronautical University)                          5.750    10/15/2029           20,205
--------------------------------------------------------------------------------------------------------------------
    1,395,000   Waterford Estates, FL Community Devel. District
                Special Assessment                                              5.125    05/01/2013        1,250,143
--------------------------------------------------------------------------------------------------------------------
    3,400,000   Waterford Estates, FL Community Devel. District
                Special Assessment                                              5.500    05/01/2037        2,517,700
--------------------------------------------------------------------------------------------------------------------
    3,735,000   Watergrass, FL Community Devel. District
                Special Assessment                                              5.125    11/01/2014        3,424,099
--------------------------------------------------------------------------------------------------------------------
    2,370,000   Watergrass, FL Community Devel. District
                Special Assessment                                              5.375    05/01/2039        1,910,078
--------------------------------------------------------------------------------------------------------------------
    3,275,000   Waterlefe, FL Community Devel. District Golf Course             8.125    10/01/2025        3,278,766
--------------------------------------------------------------------------------------------------------------------
    7,160,000   Waters Edge, FL Community Devel. District                       5.350    05/01/2039        5,709,527
--------------------------------------------------------------------------------------------------------------------
    3,025,000   Waters Edge, FL Community Devel. District                       5.400    05/01/2039        2,415,342
--------------------------------------------------------------------------------------------------------------------
    5,850,000   Waterstone, FL Community Devel. District                        5.500    05/01/2018        5,244,642
--------------------------------------------------------------------------------------------------------------------
    6,360,000   Wentworth Estates, FL Community Devel. District                 5.125    11/01/2012        5,612,636
--------------------------------------------------------------------------------------------------------------------
   10,610,000   Wentworth Estates, FL Community Devel. District                 5.625    05/01/2037        7,545,408
--------------------------------------------------------------------------------------------------------------------
    3,940,000   West Villages, FL Improvement District                          5.350    05/01/2015        3,622,081
--------------------------------------------------------------------------------------------------------------------
   10,480,000   West Villages, FL Improvement District                          5.500    05/01/2037        8,673,038
--------------------------------------------------------------------------------------------------------------------
   11,395,000   West Villages, FL Improvement District                          5.500    05/01/2038        9,347,888
--------------------------------------------------------------------------------------------------------------------
   18,550,000   West Villages, FL Improvement District 2                        5.800    05/01/2036       16,076,914
--------------------------------------------------------------------------------------------------------------------
   15,250,000   Westridge, FL Community Devel. District 2                       5.800    05/01/2037       13,193,690
--------------------------------------------------------------------------------------------------------------------
   17,510,000   Westside, FL Community Devel District                           7.200    05/01/2038       17,690,353
--------------------------------------------------------------------------------------------------------------------
   11,525,000   Westside, FL Community Devel. District                          5.650    05/01/2037        9,469,632
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Winter Garden Village at Fowler Groves, FL
                Community Devel. District Special Tax                           5.650    05/01/2037        1,322,370
--------------------------------------------------------------------------------------------------------------------
    2,085,000   World Commerce, FL Community Devel. District
                Special Assessment                                              5.500    05/01/2038        1,710,430
--------------------------------------------------------------------------------------------------------------------
    1,000,000   World Commerce, FL Community Devel. District
                Special Assessment                                              6.500    05/01/2036          963,020
--------------------------------------------------------------------------------------------------------------------
    7,420,000   Wyld Palms, FL Community Devel. District                        5.400    05/01/2015        6,882,347
--------------------------------------------------------------------------------------------------------------------
    4,400,000   Wyld Palms, FL Community Devel. District                        5.500    05/01/2038        3,633,388
--------------------------------------------------------------------------------------------------------------------
    2,270,000   Zephyr Ridge, FL Community Devel. District                      5.250    05/01/2013        2,118,932
--------------------------------------------------------------------------------------------------------------------
    2,705,000   Zephyr Ridge, FL Community Devel. District                      5.625    05/01/2037        2,280,964
                                                                                                      --------------
                                                                                                       1,220,870,363


                 37 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
GEORGIA--2.3%
$      60,000   Acworth, GA Hsg. Authority (Wingate Falls Apartments)           6.200%   03/01/2027   $       60,605
--------------------------------------------------------------------------------------------------------------------
       25,000   Acworth, GA Hsg. Authority (Wingate Falls Apartments)           6.200    03/01/2029           25,234
--------------------------------------------------------------------------------------------------------------------
       60,000   Americus-Sumter County, GA Hospital Authority
                (South Georgia Methodist Home for the Aging)                    6.250    05/15/2016           60,845
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Atlanta, GA Devel. Authority Student Hsg.
                (ADA/CAU Partners)                                              6.250    07/01/2036        2,997,810
--------------------------------------------------------------------------------------------------------------------
      160,000   Atlanta, GA Hsg. Authority (Village at Castleberry)             5.400    02/20/2039          160,552
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Atlanta, GA Tax Allocation (Eastside)                           5.600    01/01/2030        1,433,790
--------------------------------------------------------------------------------------------------------------------
       95,000   Atlanta, GA Urban Residential Finance Authority
                (Fulton Cotton Mill)                                            6.000    05/20/2017           96,429
--------------------------------------------------------------------------------------------------------------------
      320,000   Atlanta, GA Urban Residential Finance Authority
                (John Hope Community Partnership)                               5.550    11/20/2037          323,946
--------------------------------------------------------------------------------------------------------------------
      140,000   Atlanta, GA Urban Residential Finance Authority
                (Spring Branch Apartments)                                      8.500    04/01/2026          110,418
--------------------------------------------------------------------------------------------------------------------
      305,000   Brunswick & Glynn County, GA Devel. Authority
                (Coastal Community Retirement Corp.) 6,8                        7.125    01/01/2025          210,450
--------------------------------------------------------------------------------------------------------------------
    7,095,000   Brunswick & Glynn County, GA Devel. Authority
                (Coastal Community Retirement Corp.) 6,8                        7.250    01/01/2035        4,895,550
--------------------------------------------------------------------------------------------------------------------
      200,000   Brunswick & Glynn County, GA Devel. Authority
                (Georgia-Pacific Corp.)                                         5.550    03/01/2026          175,042
--------------------------------------------------------------------------------------------------------------------
      365,000   Burke County, GA Devel. Authority
                (Georgia Power Company)                                         5.450    05/01/2034          365,062
--------------------------------------------------------------------------------------------------------------------
      335,000   Charlton County, GA Solid Waste Management Authority
                (Chesser Island Road Landfill)                                  7.375    04/01/2018          335,147
--------------------------------------------------------------------------------------------------------------------
       40,000   Cherokee County, GA Hospital Authority
                (RT Jones Memorial Hospital)                                    7.300    12/01/2013           40,616
--------------------------------------------------------------------------------------------------------------------
       95,000   Clayton County, GA Hsg. Authority
                (Pointe Clear Apartments)                                       5.650    07/01/2017           96,265
--------------------------------------------------------------------------------------------------------------------
       50,000   Crisp County, GA Devel. Authority
                (International Paper Company)                                   6.200    02/01/2020           51,685
--------------------------------------------------------------------------------------------------------------------
    4,000,000   De Kalb County, GA Devel. Authority
                (General Motors Corp.) 2                                        6.000    03/15/2021        3,767,360
--------------------------------------------------------------------------------------------------------------------
    1,680,000   Effingham County, GA Devel. Authority (Fort James Corp.)        5.625    07/01/2018        1,530,161
--------------------------------------------------------------------------------------------------------------------
       95,000   Effingham County, GA IDA Pollution Control
                (Georgia-Pacific Corp.)                                         6.500    06/01/2031           92,163
--------------------------------------------------------------------------------------------------------------------
      125,000   Fulton County, GA Airport (Delta Airlines) 6,8,10               5.300    05/01/2013            2,375
--------------------------------------------------------------------------------------------------------------------
      250,000   Fulton County, GA Airport (Delta Airlines) 6,8,10               5.450    05/01/2023            4,750
--------------------------------------------------------------------------------------------------------------------
       25,000   Fulton County, GA Airport (Delta Airlines) 6,8,10               5.500    05/01/2033              475
--------------------------------------------------------------------------------------------------------------------
       80,000   Fulton County, GA Airport (Delta Airlines) 6,8,10               6.950    11/01/2012            1,520
--------------------------------------------------------------------------------------------------------------------
   39,510,000   Fulton County, GA Devel. Authority
                (Catholic Health East) 1                                        4.072 3  11/15/2028       33,582,330


                 38 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
GEORGIA Continued
$     615,000   Fulton County, GA Devel. Authority
                (Catholic Health East/Mercy Medical/McCauley
                Center Obligated Group)                                         4.096% 3 11/15/2028   $      521,545
--------------------------------------------------------------------------------------------------------------------
    4,000,000   Fulton County, GA Residential Care Facilities
                (Lenbrook Square Foundation) 2                                  5.000    07/01/2027        3,433,920
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Fulton County, GA Residential Care Facilities
                (Lenbrook Square Foundation)                                    5.125    07/01/2042          830,670
--------------------------------------------------------------------------------------------------------------------
   24,740,000   GA George L. Smith II World Congress Center Authority
                (Domed Stadium) 1                                               5.500    07/01/2020       25,610,848
--------------------------------------------------------------------------------------------------------------------
       20,000   GA Hsg. & Finance Authority (Single Family Mtg.)                5.400    12/01/2031           20,306
--------------------------------------------------------------------------------------------------------------------
   30,000,000   Irwin County, GA COP 2                                          8.000    08/01/2037       30,167,700
--------------------------------------------------------------------------------------------------------------------
      100,000   McDuffie County, GA County Devel. Authority
                (Temple-Inland)                                                 6.950    12/01/2023          102,444
--------------------------------------------------------------------------------------------------------------------
   49,820,000   Milledgeville-Baldwin County, GA Devel. Authority
                (Georgia College & State University Foundation) 1               4.155 3  10/01/2033       37,058,650
--------------------------------------------------------------------------------------------------------------------
       10,000   Peach County, GA Devel. Authority Healthcare Facility           8.500    03/01/2034           10,036
--------------------------------------------------------------------------------------------------------------------
    7,000,000   Richmond County, GA Devel. Authority
                (International Paper Company) 2                                 5.000    08/01/2030        6,280,960
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Rockdale County, GA Devel. Authority (Visy Paper)               6.125    01/01/2034          983,360
--------------------------------------------------------------------------------------------------------------------
      430,000   Savannah, GA EDA (Skidway Health & Living Services)             6.850    01/01/2019          432,180
--------------------------------------------------------------------------------------------------------------------
    1,055,000   Savannah, GA EDA (Skidway Health & Living Services)             7.400    01/01/2024        1,092,199
--------------------------------------------------------------------------------------------------------------------
    2,985,000   Savannah, GA EDA (Skidway Health & Living Services)             7.400    01/01/2034        3,066,401
--------------------------------------------------------------------------------------------------------------------
       70,000   Savannah, GA EDA (Snap Hsg.)                                    5.350    11/20/2040           70,132
                                                                                                      --------------
                                                                                                         160,101,931
--------------------------------------------------------------------------------------------------------------------
HAWAII--0.5%
      200,000   HI Airports System                                              6.000    07/01/2019          209,828
--------------------------------------------------------------------------------------------------------------------
    8,500,000   HI Dept. of Budget & Finance Special Purpose
                (Hawaiian Electric Company) 1                                   5.100    09/01/2032        8,540,970
--------------------------------------------------------------------------------------------------------------------
   10,600,000   HI Dept. of Budget & Finance Special Purpose (Kahala Nui)       8.000    11/15/2033       11,789,532
--------------------------------------------------------------------------------------------------------------------
    2,700,000   HI Dept. of Budget & Finance Special Purpose
                (Kahala Senior Living Community)                                7.875    11/15/2023        3,004,965
--------------------------------------------------------------------------------------------------------------------
      275,000   HI Dept. of Transportation (Continental Airlines)               5.625    11/15/2027          244,060
--------------------------------------------------------------------------------------------------------------------
    7,940,000   HI Dept. of Transportation (Continental Airlines)               7.000    06/01/2020        8,040,123
                                                                                                      --------------
                                                                                                          31,829,478
--------------------------------------------------------------------------------------------------------------------
IDAHO--0.1%
    3,000,000   ID Health Facilities Authority (Valley Vista Care Corp.)        7.875    11/15/2022        3,336,750
--------------------------------------------------------------------------------------------------------------------
       10,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)                   5.350    01/01/2025           10,064
--------------------------------------------------------------------------------------------------------------------
       80,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)                   5.950    01/01/2014           81,038
--------------------------------------------------------------------------------------------------------------------
       80,000   ID Hsg. Agency (Single Family Mtg.)                             6.200    07/01/2025           82,395
--------------------------------------------------------------------------------------------------------------------
      315,000   ID Hsg. Agency (Single Family Mtg.)                             6.550    07/01/2025          324,976


                 39 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON     MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------------
IDAHO Continued
$      25,000   Power County, ID Industrial Devel. Corp. (FMC Corp.)            6.450%   08/01/2032   $       25,585
                                                                                                      --------------
                                                                                                           3,860,808
--------------------------------------------------------------------------------------------------------------------
ILLINOIS--6.7%
    1,700,000   Annawan, IL Tax Increment (Patriot Renewable Fuels)             5.625    01/01/2018        1,622,361
--------------------------------------------------------------------------------------------------------------------
   37,911,000   Aurora, IL Single Family Mtg. 1                                 5.500    12/01/2039       39,992,618
--------------------------------------------------------------------------------------------------------------------
           11   Aurora, IL Single Family Mtg.                                   5.500    12/01/2039               11
--------------------------------------------------------------------------------------------------------------------
    1,750,000   Belleville, IL Tax Increment (Frank Scott Parkway Redevel.)     5.700    05/01/2036        1,644,668
--------------------------------------------------------------------------------------------------------------------
    4,255,000   Bolingbrook, IL Will and Du Page Counties Wastewater
                Facilities (Crossroads Treatment) 2                             6.600    01/01/2035        4,065,014
--------------------------------------------------------------------------------------------------------------------
   26,500,000   Caseyville, IL Tax (Forest Lakes)                               7.000    12/30/2022       24,339,985
--------------------------------------------------------------------------------------------------------------------
    8,000,000   Centerpoint, IL Intermodal Center Program                       8.000    06/15/2023        7,783,680
--------------------------------------------------------------------------------------------------------------------
       20,000   Chicago, IL (Single Family Mtg.)                                6.350    10/01/2030           21,388
--------------------------------------------------------------------------------------------------------------------
       55,000   Chicago, IL Midway Airport                                      5.750    01/01/2017           55,400
--------------------------------------------------------------------------------------------------------------------
       35,000   Chicago, IL Midway Airport, Series B                            5.625    01/01/2029           35,209
--------------------------------------------------------------------------------------------------------------------
       40,000   Chicago, IL Multifamily Hsg. (Cottage View Terrace)             6.125    02/20/2042           41,038
--------------------------------------------------------------------------------------------------------------------
       50,000   Chicago, IL Multifamily Hsg. (Indiana Manor Townhomes)          5.100    03/20/2044           48,434
--------------------------------------------------------------------------------------------------------------------
    8,000,000   Chicago, IL O'Hare International Airport 1                      5.000    01/01/2034        7,784,440
--------------------------------------------------------------------------------------------------------------------
   32,200,000   Chicago, IL O'Hare International Airport 1                      6.000    01/01/2029       34,032,502
--------------------------------------------------------------------------------------------------------------------
   15,675,000   Chicago, IL O'Hare International Airport (Delta Airlines) 6     6.450    05/01/2018       14,933,102
--------------------------------------------------------------------------------------------------------------------
       90,000   Cook County, IL Multifamily Hsg.
                (Morton Grove Senior Hsg.)                                      5.650    09/20/2033           92,742
--------------------------------------------------------------------------------------------------------------------
    5,300,000   Cortland, IL Special Tax (Sheaffer System) 2                    5.500    03/01/2017        5,159,868
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Deerfield, IL Educational Facilities
                (Chicagoland Jewish High School)                                6.000    05/01/2041        1,479,630
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Du Page County, IL Special Service Area No. 31
                Special Tax (Monarch Landing)                                   5.625    03/01/2036          914,620
--------------------------------------------------------------------------------------------------------------------
    3,750,000   Gilberts, IL Special Service Area No. 19 Special Tax
                (Conservancy) 2                                                 5.375    03/01/2016        3,265,950
--------------------------------------------------------------------------------------------------------------------
    1,375,000   Godfrey, IL (United Methodist Village)                          5.875    11/15/2029        1,064,635
--------------------------------------------------------------------------------------------------------------------
    1,725,000   Hampshire, IL Special Service Area No. 16
                (Crown Devel.-Prairie Ridge)                                    5.625    03/01/2022        1,633,403
--------------------------------------------------------------------------------------------------------------------
    3,135,000   Hampshire, IL Special Service Area No. 16
                (Crown Devel.-Prairie Ridge)                                    6.000    03/01/2046        2,920,974
--------------------------------------------------------------------------------------------------------------------
    1,160,000   Hampshire, IL Special Service Area No. 17
                (Crown Devel.-Oakstead)                                         5.625    03/01/2022        1,098,404
--------------------------------------------------------------------------------------------------------------------
    7,450,000   Hampshire, IL Special Service Area No. 17
                (Crown Devel.-Oakstead)                                         6.000    03/01/2045        6,895,795
--------------------------------------------------------------------------------------------------------------------
    1,215,000   Hampshire, IL Special Service Area No. 18
                (Crown Devel.-Tamms Farm)                                       6.000    03/01/2044        1,133,133
--------------------------------------------------------------------------------------------------------------------
    4,270,000   Hampshire, IL Special Service Area No. 19
                (Crown Devel.-Prairie Ridge East)                               6.000    03/01/2046        3,950,348


                 40 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON     MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$     100,000   IL COP (Dept. of Central Management Services)                   5.650%   07/01/2017   $      101,746
--------------------------------------------------------------------------------------------------------------------
       24,864   IL Devel. Finance Authority
                (Community Rehabilitation Providers)                            8.250    08/01/2012           21,216
--------------------------------------------------------------------------------------------------------------------
   23,540,000   IL Devel. Finance Authority Environmental Facilities
                (Citgo Petroleum Corp.)                                         8.000    06/01/2032       25,632,471
--------------------------------------------------------------------------------------------------------------------
    3,735,000   IL Devel. Finance Authority Pollution Control
                (Amerencips)                                                    5.500    03/01/2014        3,736,270
--------------------------------------------------------------------------------------------------------------------
      480,000   IL Devel. Finance Authority Pollution Control
                (Central Illinois Public Service Company)                       5.700    08/15/2026          479,976
--------------------------------------------------------------------------------------------------------------------
   21,000,000   IL Devel. Finance Authority Pollution Control
                (Central Illinois Public Service Company)                       5.950    08/15/2026       21,019,110
--------------------------------------------------------------------------------------------------------------------
      115,000   IL Devel. Finance Authority Solid Waste (WSREC)                 8.250    04/01/2023          117,800
--------------------------------------------------------------------------------------------------------------------
   11,600,000   IL Educational Facilities Authority
                (Plum Creek Rolling Meadows)                                    6.500    12/01/2037       11,050,044
--------------------------------------------------------------------------------------------------------------------
    3,195,000   IL Finance Authority (Bethel Terrace Apartments)                5.375    09/01/2035        2,977,964
--------------------------------------------------------------------------------------------------------------------
    1,200,000   IL Finance Authority (Central Baptist Village)                  5.375    11/15/2039        1,029,324
--------------------------------------------------------------------------------------------------------------------
    4,250,000   IL Finance Authority (Clare Oaks)                               6.000    11/15/2039        4,052,928
--------------------------------------------------------------------------------------------------------------------
    1,000,000   IL Finance Authority (DeKalb Supportive Living)                 6.100    12/01/2041          898,610
--------------------------------------------------------------------------------------------------------------------
    2,250,000   IL Finance Authority (Franciscan Communities)                   5.500    05/15/2027        2,106,383
--------------------------------------------------------------------------------------------------------------------
    2,750,000   IL Finance Authority (Franciscan Communities)                   5.500    05/15/2037        2,486,028
--------------------------------------------------------------------------------------------------------------------
    2,000,000   IL Finance Authority (Friendship Village Schaumburg)            5.375    02/15/2025        1,860,640
--------------------------------------------------------------------------------------------------------------------
    2,000,000   IL Finance Authority (Friendship Village Schaumburg)            5.625    02/15/2037        1,797,840
--------------------------------------------------------------------------------------------------------------------
   30,000,000   IL Finance Authority (Illinois River Energy) 2                  8.500    07/01/2019       28,032,900
--------------------------------------------------------------------------------------------------------------------
      850,000   IL Finance Authority (Luther Oaks)                              6.000    08/15/2026          836,910
--------------------------------------------------------------------------------------------------------------------
    1,500,000   IL Finance Authority (Luther Oaks)                              6.000    08/15/2039        1,437,630
--------------------------------------------------------------------------------------------------------------------
    3,265,000   IL Finance Authority (Lutheran Social Services of
                Illinois/Vesper Management Corp. Obligated Group)               5.000    08/15/2024        2,854,002
--------------------------------------------------------------------------------------------------------------------
    3,640,000   IL Finance Authority (Lutheran Social Services of
                Illinois/Vesper Management Corp. Obligated Group)               5.125    08/15/2028        3,141,502
--------------------------------------------------------------------------------------------------------------------
   30,000,000   IL Finance Authority (Monarch Landing)                          7.000    12/01/2042       30,186,300
--------------------------------------------------------------------------------------------------------------------
    1,250,000   IL Finance Authority (Montgomery Place)                         5.500    05/15/2026        1,153,663
--------------------------------------------------------------------------------------------------------------------
    2,250,000   IL Finance Authority (Montgomery Place)                         5.750    05/15/2038        2,076,233
--------------------------------------------------------------------------------------------------------------------
    7,000,000   IL Finance Authority (Sedgebrook)                               6.000    11/15/2042        6,518,890
--------------------------------------------------------------------------------------------------------------------
    3,500,000   IL Finance Authority (Three Crowns Park Plaza)                  5.875    02/15/2038        3,274,565
--------------------------------------------------------------------------------------------------------------------
    8,700,000   IL Health Facilities Authority 2                                6.900    11/15/2033        7,762,314
--------------------------------------------------------------------------------------------------------------------
      100,000   IL Health Facilities Authority
                (Delnor Community Resource Living)                              6.000    11/15/2017          100,005
--------------------------------------------------------------------------------------------------------------------
       40,000   IL Health Facilities Authority
                (Memorial Medical Center/Memorial Health System)                5.250    10/01/2027           40,491
--------------------------------------------------------------------------------------------------------------------
    1,000,000   IL Hsg. Devel. Authority (Evergreen Place-Litchfield)           5.250    07/01/2037          991,810
--------------------------------------------------------------------------------------------------------------------
    2,295,000   IL Hsg. Devel. Authority (Evergreen Place-Litchfield)           5.350    01/01/2044        2,264,224
--------------------------------------------------------------------------------------------------------------------
    1,965,000   IL Hsg. Devel. Authority (Evergreen Place-Streator)             5.250    07/01/2037        1,948,907


                 41 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON     MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$   1,440,000   IL Hsg. Devel. Authority (Evergreen Place-Streator)             5.350%   01/01/2044   $    1,420,690
--------------------------------------------------------------------------------------------------------------------
    1,020,000   IL Hsg. Devel. Authority (Riverwoods Apartments)                5.500    07/01/2037        1,021,805
--------------------------------------------------------------------------------------------------------------------
    1,920,000   IL Hsg. Devel. Authority (Riverwoods Apartments)                5.550    01/01/2048        1,913,165
--------------------------------------------------------------------------------------------------------------------
    7,140,000   Lake County, IL Special Service Area No. 8                      7.125    03/01/2037        7,065,958
--------------------------------------------------------------------------------------------------------------------
       25,000   Lindenhurst, IL Special Service Area No. 4                      6.150    01/01/2018           25,378
--------------------------------------------------------------------------------------------------------------------
   13,635,000   Lombard, IL Public Facilities Corp.
                (Conference Center & Hotel) 2                                   7.125    01/01/2036       14,053,731
--------------------------------------------------------------------------------------------------------------------
    3,780,000   Manhattan, IL Special Service Area Special Tax
                (Groebe Farm-Stonegate)                                         5.750    03/01/2022        3,695,593
--------------------------------------------------------------------------------------------------------------------
    4,000,000   Manhattan, IL Special Service Area Special Tax
                (Groebe Farm-Stonegate)                                         6.125    03/01/2040        3,780,640
--------------------------------------------------------------------------------------------------------------------
    1,940,000   Manhattan, IL Special Service Area Special Tax
                (Lakeside Towns Liberty)                                        5.750    03/01/2022        1,896,680
--------------------------------------------------------------------------------------------------------------------
      445,000   Peoria, IL Hsg. (Peoria Oak Woods Apartments)                   7.750    10/15/2033          445,018
--------------------------------------------------------------------------------------------------------------------
    3,500,000   Plano, IL Special Service Area No. 5 2                          6.000    03/01/2036        3,329,235
--------------------------------------------------------------------------------------------------------------------
    3,750,000   Quad Cities, IL Regional EDA (Heritage Woods Moline)            6.000    12/01/2041        3,320,775
--------------------------------------------------------------------------------------------------------------------
    6,375,000   Quad Cities, IL Regional EDA (Pheasant Ridge Apartments)        6.375    08/01/2040        5,620,901
--------------------------------------------------------------------------------------------------------------------
       47,033   Robbins, IL Res Rec (Robbins Res Rec Partners)                  5.873 5  10/15/2009           42,090
--------------------------------------------------------------------------------------------------------------------
          668   Robbins, IL Res Rec (Robbins Res Rec Partners)                  7.250    10/15/2009              672
--------------------------------------------------------------------------------------------------------------------
   19,208,162   Robbins, IL Res Rec (Robbins Res Rec Partners)                  7.250    10/15/2024       20,640,130
--------------------------------------------------------------------------------------------------------------------
       10,000   Rockford, IL Mtg. (Faust Landmark Partnership)                  6.200    01/01/2028           10,205
--------------------------------------------------------------------------------------------------------------------
    2,500,000   Southwestern IL Devel. Authority
                (Comprehensive Mental Health Center)                            6.625    06/01/2037        2,551,475
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Southwestern IL Devel. Authority
                (Eden Retirement Center)                                        5.850    12/01/2036        1,410,435
--------------------------------------------------------------------------------------------------------------------
   18,050,000   Southwestern IL Devel. Authority
                (Local Government Programming) 7                                7.000    10/01/2022       17,909,030
--------------------------------------------------------------------------------------------------------------------
    3,650,000   Southwestern IL Devel. Authority (Village of Sauget) 2          5.625    11/01/2026        3,445,856
--------------------------------------------------------------------------------------------------------------------
   15,230,000   Southwestern IL Devel. Authority Solid Waste Disposal
                (Center Ethanol Company)                                        8.250    12/01/2019       14,078,460
--------------------------------------------------------------------------------------------------------------------
    8,450,000   Upper, IL River Valley Devel. Authority
                (Living Springs McHenry)                                        6.100    12/01/2041        7,542,977
--------------------------------------------------------------------------------------------------------------------
    3,025,000   Vernon Hills, IL Tax Increment (Town Center)                    6.250    12/30/2026        3,050,350
--------------------------------------------------------------------------------------------------------------------
    3,200,000   Volo Village, IL Special Service Area (Lancaster Falls) 2       5.750    03/01/2036        2,939,936
--------------------------------------------------------------------------------------------------------------------
    5,608,000   Volo Village, IL Special Service Area (Remington Pointe) 2      6.450    03/01/2034        5,637,386
--------------------------------------------------------------------------------------------------------------------
    5,175,000   Yorkville, IL United City Special Services Area Special Tax
                (Bristol Bay) 2                                                 5.875    03/01/2036        4,838,470
                                                                                                      --------------
                                                                                                         469,685,089


                 42 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON     MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------------
INDIANA--1.4%
$  20,210,000   Bluffton, IN Solid Waste Disposal Facility
                (Bluffton Subordinate Industrial Bio-Energy)                    7.500%   09/01/2019   $   17,879,787
--------------------------------------------------------------------------------------------------------------------
    1,475,000   East Chicago, IN Solid Waste Disposal (USG Corp.)               5.500    09/01/2028        1,330,598
--------------------------------------------------------------------------------------------------------------------
    5,805,000   East Chicago, IN Solid Waste Disposal (USG Corp.) 2             6.375    08/01/2029        5,856,432
--------------------------------------------------------------------------------------------------------------------
       25,000   Fort Wayne, IN Pollution Control (General Motors Corp.)         6.200    10/15/2025           23,849
--------------------------------------------------------------------------------------------------------------------
      140,000   Griffith, IN Economic Devel.
                (May Department Stores Company)                                 6.750    03/01/2009          140,067
--------------------------------------------------------------------------------------------------------------------
       25,000   IN Bond Bank (Southwestern Bartholomew Water Corp.)             6.625    06/01/2012           25,044
--------------------------------------------------------------------------------------------------------------------
    1,835,000   IN Health Facility Financing Authority
                (Methodist Hospitals)                                           5.500    09/15/2031        1,679,832
--------------------------------------------------------------------------------------------------------------------
      600,000   IN HFA (Single Family Mtg.)                                     5.550    01/01/2025          621,990
--------------------------------------------------------------------------------------------------------------------
      550,000   IN Pollution Control (General Motors Corp.)                     5.625    04/01/2011          535,684
--------------------------------------------------------------------------------------------------------------------
       75,000   Jasper County, IN Economic Devel. (Georgia-Pacific Corp.)       5.600    04/01/2029           65,312
--------------------------------------------------------------------------------------------------------------------
      155,000   Jasper County, IN Economic Devel. (Georgia-Pacific Corp.)       5.625    12/01/2027          135,999
--------------------------------------------------------------------------------------------------------------------
      560,000   Jasper County, IN Economic Devel. (Georgia-Pacific Corp.)       6.700    04/01/2029          556,489
--------------------------------------------------------------------------------------------------------------------
       30,000   North Manchester, IN (Estelle Peabody Memorial Home)            6.500    07/01/2015           30,004
--------------------------------------------------------------------------------------------------------------------
   17,505,000   North Manchester, IN (Estelle Peabody Memorial Home)            7.250    07/01/2033       17,696,505
--------------------------------------------------------------------------------------------------------------------
       60,000   Petersburg, IN Pollution Control
                (Indianapolis Power & Light Company)                            6.375    11/01/2029           62,449
--------------------------------------------------------------------------------------------------------------------
    6,820,000   Shelbyville, IN Redevel. District Tax Increment
                (Central Shelbyville Economic) 2                                6.500    07/01/2022        6,803,700
--------------------------------------------------------------------------------------------------------------------
      230,000   St. Joseph County, IN Economic Devel.
                (Holy Cross Village Notre Dame)                                 5.550    05/15/2019          223,818
--------------------------------------------------------------------------------------------------------------------
      265,000   St. Joseph County, IN Economic Devel.
                (Holy Cross Village Notre Dame)                                 5.700    05/15/2028          248,920
--------------------------------------------------------------------------------------------------------------------
      500,000   St. Joseph County, IN Economic Devel.
                (Holy Cross Village Notre Dame)                                 6.000    05/15/2038          473,965
--------------------------------------------------------------------------------------------------------------------
   39,000,000   St. Joseph County, IN Hospital Authority 1                      4.460 3  08/15/2046       30,998,929
--------------------------------------------------------------------------------------------------------------------
    4,875,000   Vigo County, IN Hospital Authority (Union Hospital)             5.800    09/01/2047        4,569,240
--------------------------------------------------------------------------------------------------------------------
    6,460,000   Vincennes, IN Economic Devel.
                (Southwest Indiana Regional Youth Village)                      6.250    01/01/2024        6,204,442
                                                                                                      --------------
                                                                                                          96,163,055
--------------------------------------------------------------------------------------------------------------------
IOWA--2.7%
      500,000   Cedar Rapids, IA (Cottage Grove Place)                          5.875    07/01/2028          456,760
--------------------------------------------------------------------------------------------------------------------
    4,105,000   Cedar Rapids, IA (Cottage Grove Place)                          6.000    07/01/2014        3,986,940
--------------------------------------------------------------------------------------------------------------------
      650,000   Coralville, IA Urban Renewal                                    5.000    06/01/2047          593,112
--------------------------------------------------------------------------------------------------------------------
      750,000   Coralville, IA Urban Renewal                                    5.750    06/01/2028          742,395
--------------------------------------------------------------------------------------------------------------------
      750,000   Coralville, IA Urban Renewal                                    6.000    06/01/2036          750,630
--------------------------------------------------------------------------------------------------------------------
       30,000   Des Moines, IA Aviation System                                  5.125    07/01/2028           30,028
--------------------------------------------------------------------------------------------------------------------
    5,475,000   Dickinson County, IA Hsg. (Spirit Lake) 2                       5.875    12/01/2036        4,934,399
--------------------------------------------------------------------------------------------------------------------
       20,000   IA Finance Authority (Allen Memorial Hospital Corp.)            5.600    02/15/2020           20,454


                 43 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON     MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------------
IOWA Continued
$     480,000   IA Finance Authority (Amity Fellowserve)                        5.900%   10/01/2016   $      477,706
--------------------------------------------------------------------------------------------------------------------
      845,000   IA Finance Authority (Amity Fellowserve)                        6.000    10/01/2028          792,686
--------------------------------------------------------------------------------------------------------------------
      940,000   IA Finance Authority (Amity Fellowserve)                        6.375    10/01/2026          933,317
--------------------------------------------------------------------------------------------------------------------
    2,190,000   IA Finance Authority (Amity Fellowserve)                        6.500    10/01/2036        2,153,427
--------------------------------------------------------------------------------------------------------------------
    1,160,000   IA Finance Authority
                (Boys & Girls Home and Family Services)                         5.900    12/01/2028        1,120,142
--------------------------------------------------------------------------------------------------------------------
      100,000   IA Finance Authority
                (Iowa Valley Community College Student Hsg.)                    5.850    05/01/2019           99,137
--------------------------------------------------------------------------------------------------------------------
      900,000   IA Finance Authority Retirement Community
                (Friendship Haven)                                              6.125    11/15/2032          881,370
--------------------------------------------------------------------------------------------------------------------
    1,000,000   IA Finance Authority Senior Hsg. (Bethany Manor)                5.550    11/01/2041          887,550
--------------------------------------------------------------------------------------------------------------------
    1,300,000   IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)           5.375    06/01/2025        1,229,800
--------------------------------------------------------------------------------------------------------------------
    8,000,000   IA Higher Education Loan Authority (Wartburg College)           5.300    10/01/2037        7,760,960
--------------------------------------------------------------------------------------------------------------------
   36,910,000   IA Tobacco Settlement Authority                                 5.375    06/01/2038       33,582,564
--------------------------------------------------------------------------------------------------------------------
   45,000,000   IA Tobacco Settlement Authority                                 5.500    06/01/2042       41,463,900
--------------------------------------------------------------------------------------------------------------------
  190,800,000   IA Tobacco Settlement Authority                                 6.250 5  06/01/2046       12,795,048
--------------------------------------------------------------------------------------------------------------------
  360,990,000   IA Tobacco Settlement Authority                                 7.125 5  06/01/2046       17,489,966
--------------------------------------------------------------------------------------------------------------------
   60,000,000   IA Tobacco Settlement Authority (TASC) 1                        5.625    06/01/2046       56,251,000
                                                                                                      --------------
                                                                                                         189,433,291
--------------------------------------------------------------------------------------------------------------------
KANSAS--0.4%
      100,000   Goddard, KS Industrial Revenue (IFR Systems)                    6.250    05/01/2012          100,582
--------------------------------------------------------------------------------------------------------------------
       15,000   Kingman, KS Hospital Revenue (Ninnescah Valley)                 6.375    03/01/2022           14,453
--------------------------------------------------------------------------------------------------------------------
    1,025,000   KS Devel. Finance Authority (Oak Ridge Park Associates)         6.500    02/01/2018        1,034,799
--------------------------------------------------------------------------------------------------------------------
    1,000,000   KS Devel. Finance Authority (Oak Ridge Park Associates)         6.625    08/01/2029        1,005,220
--------------------------------------------------------------------------------------------------------------------
       55,000   KS Devel. Finance Authority
                (VS/VSCF/JGCCF Obligated Group)                                 5.500    11/15/2015           54,074
--------------------------------------------------------------------------------------------------------------------
    1,800,000   KS Independent College Finance Authority
                (Newman University)                                             5.000    10/01/2028        1,632,780
--------------------------------------------------------------------------------------------------------------------
      950,000   Labette County, KS Hospital Revenue                             5.750    09/01/2029          947,036
--------------------------------------------------------------------------------------------------------------------
      825,000   Labette County, KS Hospital Revenue                             5.750    09/01/2037          825,256
--------------------------------------------------------------------------------------------------------------------
    1,285,000   Lenexa, KS Multifamily Hsg. (Meadows Apartments)                7.950    10/15/2035        1,309,274
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Manhattan, KS Health Care Facility
                (Meadowlark Hills Retirement)                                   5.125    05/15/2042          856,640
--------------------------------------------------------------------------------------------------------------------
       45,000   Mission, KS Multifamily (Lamar Place Apartments)                5.180    10/01/2023           45,009
--------------------------------------------------------------------------------------------------------------------
    4,500,000   Olathe, KS Tax Increment (Gateway)                              5.000    03/01/2026        3,973,275
--------------------------------------------------------------------------------------------------------------------
    2,500,000   Olathe, KS Transportation Devel. District (Gateway) 2           5.000    12/01/2028        2,158,075
--------------------------------------------------------------------------------------------------------------------
      100,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                            5.500    12/01/2038          104,242
--------------------------------------------------------------------------------------------------------------------
      240,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                            5.900    06/01/2028          243,257


                 44 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON     MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------------
KANSAS Continued
$   1,085,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                            6.450%   12/01/2033   $    1,194,704
--------------------------------------------------------------------------------------------------------------------
    1,870,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                            6.450    12/01/2033        2,080,319
--------------------------------------------------------------------------------------------------------------------
      120,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                            6.875    12/01/2026          122,005
--------------------------------------------------------------------------------------------------------------------
      185,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                            7.600    12/01/2031          188,752
--------------------------------------------------------------------------------------------------------------------
      450,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                            7.600    12/01/2031          459,126
--------------------------------------------------------------------------------------------------------------------
      200,000   Sterling, KS Educational Facilities (Sterling College)          5.375    11/01/2027          192,680
--------------------------------------------------------------------------------------------------------------------
      860,000   Sterling, KS Educational Facilities (Sterling College)          5.500    11/01/2032          823,519
--------------------------------------------------------------------------------------------------------------------
    1,650,000   Wichita, KS Hsg. (Innes Station Apartments)                     6.250    03/01/2028        1,651,452
--------------------------------------------------------------------------------------------------------------------
    2,500,000   Wyandotte County/Kansas City, KS Unified Government
                Industrial Devel. (Crestwood Apartments)                        6.950    06/01/2037        2,364,250
--------------------------------------------------------------------------------------------------------------------
    1,400,000   Wyandotte County/Kansas City, KS Unified Government
                Pollution Control (General Motors)                              6.000    06/01/2025        1,314,558
                                                                                                    ----------------
                                                                                                          24,695,337
--------------------------------------------------------------------------------------------------------------------
KENTUCKY--0.4%
       15,000   Elizabethtown, KY Industrial Building
                (Elizabethtown Medical Rehabilitation)                         10.250    12/01/2016           15,312
--------------------------------------------------------------------------------------------------------------------
   28,805,000   Kenton County, KY Airport (Delta Airlines) 6,8,10               8.000    12/01/2015          547,295
--------------------------------------------------------------------------------------------------------------------
   31,750,000   Kenton County, KY Airport (Delta Airlines) 6,8,10               8.000    12/01/2015          603,250
--------------------------------------------------------------------------------------------------------------------
   27,170,000   Kenton County, KY Airport (Delta Airlines) 6,8,10               8.000    12/01/2015          516,230
--------------------------------------------------------------------------------------------------------------------
   45,560,000   Kenton County, KY Airport (Delta Airlines) 6,8,10               8.000    12/01/2015          865,640
--------------------------------------------------------------------------------------------------------------------
      150,000   Kenton County, KY Airport (Delta Airlines) 6,8,10               8.000    12/01/2015            2,850
--------------------------------------------------------------------------------------------------------------------
       45,000   Kenton County, KY Airport Board
                (Cincinnati/Northern Kentucky International)                    5.750    03/01/2010           45,123
--------------------------------------------------------------------------------------------------------------------
    4,680,000   Kenton County, KY Airport Special Facilities
                (Mesaba Aviation)                                               6.625    07/01/2019        4,698,018
--------------------------------------------------------------------------------------------------------------------
    5,000,000   Kenton County, KY Airport Special Facilities
                (Mesaba Aviation)                                               6.700    07/01/2029        5,030,600
--------------------------------------------------------------------------------------------------------------------
    2,635,000   Kuttawa, KY (1st Mortgage-GF/Kentucky)                          6.750    03/01/2029        2,607,069
--------------------------------------------------------------------------------------------------------------------
       10,000   KY EDFA (Norton)                                                6.125    10/01/2010           10,409
--------------------------------------------------------------------------------------------------------------------
    2,900,000   Morgantown, KY Solid Waste Disposal (Imco Recycling)            6.000    05/01/2023        2,811,869
--------------------------------------------------------------------------------------------------------------------
    1,200,000   Morgantown, KY Solid Waste Disposal (Imco Recycling)            7.450    05/01/2022        1,214,616
--------------------------------------------------------------------------------------------------------------------
    5,740,000   Morgantown, KY Solid Waste Disposal (Imco Recycling)            7.650    05/01/2016        5,753,948
                                                                                                      --------------
                                                                                                          24,722,229


                 45 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON     MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------------
LOUISIANA--2.7%
$     175,000   Caddo Parish, LA Industrial Devel. Board
                (Pennzoil Products Company)                                     5.600%   12/01/2028   $      177,342
--------------------------------------------------------------------------------------------------------------------
    5,565,000   Calcasieu Parish, LA Industrial Devel. Board Pollution
                Control (Gulf States Utilities Company)                         6.750    10/01/2012        5,659,215
--------------------------------------------------------------------------------------------------------------------
    2,800,000   Claiborne Parish, LA Law Enforcement District
                (Claiborne Correctional Facilities)                             6.250    03/01/2019        2,832,508
--------------------------------------------------------------------------------------------------------------------
    1,400,000   Epps, LA COP                                                    8.000    06/01/2018        1,423,590
--------------------------------------------------------------------------------------------------------------------
    2,400,000   Juban Park, LA Community Devel. District
                Special Assessment                                              5.150    10/01/2014        2,312,640
--------------------------------------------------------------------------------------------------------------------
    3,750,000   LA CDA (Eunice Student Hsg. Foundation)                         7.375    09/01/2033        3,187,800
--------------------------------------------------------------------------------------------------------------------
    1,945,000   LA HFA (Azalea Gonzales/Azalea New Iberia/Azalea
                Monroe/Azalea Slidell/Azalea Shreveport Obligated Group)        5.375    10/20/2039        1,959,471
--------------------------------------------------------------------------------------------------------------------
    3,420,000   LA HFA (Homeownership)                                          5.700    06/01/2039        3,471,163
--------------------------------------------------------------------------------------------------------------------
       90,000   LA HFA (Single Family Mtg.)                                     6.300    06/01/2020           91,250
--------------------------------------------------------------------------------------------------------------------
    3,550,000   LA HFA (Spanish Arms)                                           5.350    03/20/2049        3,511,873
--------------------------------------------------------------------------------------------------------------------
    1,085,000   LA Local Government EF&CD Authority
                (Cypress Apartments)                                            8.000    04/20/2028        1,034,320
--------------------------------------------------------------------------------------------------------------------
      490,000   LA Local Government EF&CD Authority
                (Sharlo Apartments)                                             8.000    06/20/2028          476,295
--------------------------------------------------------------------------------------------------------------------
    5,000,000   LA Local Government EF&CD Authority
                (Westlake Chemical Corp.) 2                                     6.750    11/01/2032        5,154,050
--------------------------------------------------------------------------------------------------------------------
    5,350,000   LA Public Facilities Authority (Progressive Healthcare) 2       6.375    10/01/2028        5,224,650
--------------------------------------------------------------------------------------------------------------------
  110,080,000   LA Tobacco Settlement Financing Corp. (TASC)                    5.875    05/15/2039      107,301,581
--------------------------------------------------------------------------------------------------------------------
    9,630,000   LA Tobacco Settlement Financing Corp. (TASC), Series B 2        5.500    05/15/2030        9,393,680
--------------------------------------------------------------------------------------------------------------------
    7,500,000   Lakeshore Villages, LA Master Community Devel. District         5.250    07/01/2017        6,815,475
--------------------------------------------------------------------------------------------------------------------
    1,150,000   New Orleans, LA Finance Authority (Single Family Mtg.)          6.372 5  06/01/2032          244,042
--------------------------------------------------------------------------------------------------------------------
      325,000   New Orleans, LA HDC (Southwood Patio)                           7.700    02/01/2022          332,443
--------------------------------------------------------------------------------------------------------------------
       60,000   New Orleans, LA Sewage Service                                  5.400    06/01/2017           60,657
--------------------------------------------------------------------------------------------------------------------
    3,020,000   St. James Parish, LA Solid Waste
                (IMC Phosphates Company)                                        7.700    10/01/2022        3,051,408
--------------------------------------------------------------------------------------------------------------------
   27,475,000   St. John Baptist Parish, LA (Marathon Oil Company)              5.125    06/01/2037       26,741,418
--------------------------------------------------------------------------------------------------------------------
       40,000   Tensas Parish, LA Law Enforcement District COP 6                8.000    10/01/2010           40,430
--------------------------------------------------------------------------------------------------------------------
      140,000   West Feliciana Parish, LA Pollution Control
                (Entergy Gulf States)                                           5.800    12/01/2015          140,129
--------------------------------------------------------------------------------------------------------------------
      290,000   West Feliciana Parish, LA Pollution Control
                (Entergy Gulf States)                                           5.800    04/01/2016          290,110
--------------------------------------------------------------------------------------------------------------------
       15,000   West Feliciana Parish, LA Pollution Control
                (Entergy Gulf States)                                           6.600    09/01/2028           15,013
                                                                                                      --------------
                                                                                                         190,942,553


                 46 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON     MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------------
MAINE--1.0%
$  55,320,000   ME Finance Authority Solid Waste Recycling Facilities
                (Great Northern Paper) 7                                        7.750%   10/01/2022   $   54,786,715
--------------------------------------------------------------------------------------------------------------------
       90,000   ME Municipal Bond Bank, Series D                                6.300    11/01/2014           90,295
--------------------------------------------------------------------------------------------------------------------
    3,785,000   ME State Hsg. Authority Mtg., Series F-2 1                      5.150    11/15/2022        3,830,741
--------------------------------------------------------------------------------------------------------------------
       20,000   North Berwick, ME (Hussey Seating Company)                      7.000    12/01/2013           20,026
--------------------------------------------------------------------------------------------------------------------
    4,800,000   Rumford, ME Pollution Control (Boise Cascade Corp.) 2           6.625    07/01/2020        4,804,224
--------------------------------------------------------------------------------------------------------------------
    6,215,000   Rumford, ME Solid Waste Disposal (Boise Cascade Corp.) 2        6.875    10/01/2026        6,394,676
                                                                                                      --------------
                                                                                                          69,926,677
--------------------------------------------------------------------------------------------------------------------
MARYLAND--0.5%
    6,810,000   Brunswick, MD Special Obligation (Brunswick Crossing) 2         5.500    07/01/2036        5,967,739
--------------------------------------------------------------------------------------------------------------------
    2,440,000   MD Community Devel. Administration
                (Dept. of Hsg. & Community Devel.)                              5.200    09/01/2048        2,386,808
--------------------------------------------------------------------------------------------------------------------
    8,000,000   MD EDC (Chesapeake Bay)                                         5.000    12/01/2031        7,028,640
--------------------------------------------------------------------------------------------------------------------
    5,135,000   MD EDC Student Hsg. (Bowie State University) 2                  6.000    06/01/2023        5,144,911
--------------------------------------------------------------------------------------------------------------------
      400,000   MD EDC Student Hsg. (University of Maryland)                    5.625    10/01/2023          371,256
--------------------------------------------------------------------------------------------------------------------
    8,500,000   MD EDC Student Hsg. (University of Maryland) 2                  5.750    10/01/2033        7,703,380
--------------------------------------------------------------------------------------------------------------------
      750,000   MD H&HEFA (Edenwald)                                            5.400    01/01/2031          709,830
--------------------------------------------------------------------------------------------------------------------
      600,000   MD H&HEFA (Edenwald)                                            5.400    01/01/2037          560,472
--------------------------------------------------------------------------------------------------------------------
      600,000   MD H&HEFA (King Farm Presbyterian Community)                    5.300    01/01/2037          527,622
--------------------------------------------------------------------------------------------------------------------
      925,000   MD H&HEFA (Washington Christian Academy)                        5.500    07/01/2038          806,804
--------------------------------------------------------------------------------------------------------------------
      320,000   MD Industrial Devel. Financing Authority
                (Our Lady of Good Counsel)                                      5.500    05/01/2020          320,634
--------------------------------------------------------------------------------------------------------------------
      800,000   MD Industrial Devel. Financing Authority
                (Our Lady of Good Counsel)                                      6.000    05/01/2035          797,248
--------------------------------------------------------------------------------------------------------------------
    2,250,000   Salisbury, MD Special Obligation
                (Villages at Aydelotte Farm)                                    5.250    01/01/2037        1,896,750
                                                                                                      --------------
                                                                                                          34,222,094
--------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--1.4%
    1,000,000   MA Devel. Finance Agency (Curry College)                        5.000    03/01/2036          901,840
--------------------------------------------------------------------------------------------------------------------
      800,000   MA Devel. Finance Agency (Eastern Nazarene College)             5.625    04/01/2019          804,992
--------------------------------------------------------------------------------------------------------------------
    2,630,000   MA Devel. Finance Agency (Eastern Nazarene College)             5.625    04/01/2029        2,546,077
--------------------------------------------------------------------------------------------------------------------
    1,800,000   MA Devel. Finance Agency (Linden Ponds)                         5.750    11/15/2042        1,633,950
--------------------------------------------------------------------------------------------------------------------
      300,000   MA Devel. Finance Agency (Regis College)                        5.250    10/01/2018          288,024
--------------------------------------------------------------------------------------------------------------------
    1,000,000   MA Devel. Finance Agency (VOA Concord)                          5.200    11/01/2041          835,360
--------------------------------------------------------------------------------------------------------------------
    9,990,000   MA H&EFA (Catholic Health East) 1                               4.082 3  11/15/2032        8,326,646
--------------------------------------------------------------------------------------------------------------------
      155,000   MA H&EFA (Catholic Health East/Mercy
                Medical/McCauley Center/Mercy Community
                Health Obligated Group)                                         4.106 3  11/15/2032          128,799
--------------------------------------------------------------------------------------------------------------------
   10,000,000   MA H&EFA (Emerson Hospital) 2                                   5.000    08/15/2035        9,553,800


                 47 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS Continued
$      80,000   MA H&EFA (Holyoke Hospital)                                     6.500%   07/01/2015   $       80,009
--------------------------------------------------------------------------------------------------------------------
   52,080,000   MA HFA, Series A 1                                              5.250    07/01/2025       52,898,698
--------------------------------------------------------------------------------------------------------------------
   10,500,000   MA HFA, Series A 1                                              5.300    06/01/2049       10,403,610
--------------------------------------------------------------------------------------------------------------------
    8,330,000   MA HFA, Series C 1                                              5.400    12/01/2049        8,314,780
--------------------------------------------------------------------------------------------------------------------
      145,000   MA Industrial Finance Agency (Arbors at Taunton)                5.500    06/20/2040          147,975
                                                                                                      --------------
                                                                                                          96,864,560
--------------------------------------------------------------------------------------------------------------------
MICHIGAN--2.5%
    3,755,000   Detroit, MI Local Devel. Finance Authority 2                    6.700    05/01/2021        3,757,441
--------------------------------------------------------------------------------------------------------------------
    2,310,000   Detroit, MI Local Devel. Finance Authority 2                    6.850    05/01/2021        2,312,703
--------------------------------------------------------------------------------------------------------------------
   55,715,000   Detroit, MI Sewer Disposal System 1                             3.768 3  07/01/2032       49,100,298
--------------------------------------------------------------------------------------------------------------------
      775,000   East Lansing, MI Economic Corp. (Burcham Hills)                 5.250    07/01/2037          655,278
--------------------------------------------------------------------------------------------------------------------
    1,700,000   Kalamazoo, MI EDC (Heritage Community)                          5.500    05/15/2036        1,516,179
--------------------------------------------------------------------------------------------------------------------
    2,625,000   Kent, MI Hospital Finance Authority                             6.250    07/01/2040        2,749,136
--------------------------------------------------------------------------------------------------------------------
      425,000   Meridian, MI EDC (Burcham Hills)                                5.250    07/01/2026          379,508
--------------------------------------------------------------------------------------------------------------------
    9,900,000   MI Higher Education Student Loan Authority 1                    5.450    09/01/2026       10,227,245
--------------------------------------------------------------------------------------------------------------------
       65,000   MI Hospital Finance Authority (Detroit Medical Center)          6.500    08/15/2018           65,050
--------------------------------------------------------------------------------------------------------------------
    7,500,000   MI Hsg. Devel. Authority, Series A 1                            5.200    06/01/2039        7,470,788
--------------------------------------------------------------------------------------------------------------------
      500,000   MI Hsg. Devel. Authority, Series D                              5.200    10/01/2042          494,810
--------------------------------------------------------------------------------------------------------------------
    2,185,000   MI Job Devel. Authority Pollution Control
                (General Motors Corp.) 2                                        5.550    04/01/2009        2,167,957
--------------------------------------------------------------------------------------------------------------------
      900,000   MI Public Educational Facilities Authority
                (American Montessori)                                           6.500    12/01/2037          895,779
--------------------------------------------------------------------------------------------------------------------
      450,000   MI Public Educational Facilities Authority
                (Black River School)                                            5.800    09/01/2030          437,567
--------------------------------------------------------------------------------------------------------------------
    2,000,000   MI Public Educational Facilities Authority
                (Old Redford Academy) 2                                         6.000    12/01/2035        1,998,460
--------------------------------------------------------------------------------------------------------------------
      360,000   MI Strategic Fund Limited Obligation
                (Clark Retirement Community/Clark Retirement
                Community Foundation Obligated Group)                           5.650    09/01/2029          366,628
--------------------------------------------------------------------------------------------------------------------
    8,000,000   MI Strategic Fund Limited Obligation
                (Detroit Edison Company) 7                                      5.500    06/01/2030        8,187,440
--------------------------------------------------------------------------------------------------------------------
    5,505,000   MI Strategic Fund Limited Obligation
                (Ford Motor Company), Series A 2                                6.550    10/01/2022        5,455,840
--------------------------------------------------------------------------------------------------------------------
    4,730,000   MI Strategic Fund Pollution Control
                (General Motors Corp.) 2                                        6.200    09/01/2020        4,475,053
--------------------------------------------------------------------------------------------------------------------
   15,375,000   MI Strategic Fund Pollution Control
                (General Motors Corp.) 6                                        7.000 3  04/01/2008       15,375,000
--------------------------------------------------------------------------------------------------------------------
   27,895,000   MI Strategic Fund Pollution Control
                (General Motors Corp.) 6                                        7.000 3  12/01/2008       27,895,000
--------------------------------------------------------------------------------------------------------------------
    4,600,000   MI Strategic Fund Solid Waste (Genesee Power Station)           7.500    01/01/2021        4,491,026
--------------------------------------------------------------------------------------------------------------------
  414,590,000   MI Tobacco Settlement Finance Authority                         7.250 5  06/01/2052       18,192,209


                 48 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$   3,765,000   Wayne Charter County, MI Airport Facilities
                (Northwest Airlines) 2                                          6.000%   12/01/2029   $    3,492,565
                                                                                                      --------------
                                                                                                         172,158,960
--------------------------------------------------------------------------------------------------------------------
MINNESOTA--2.0%
    1,375,000   Aitkin, MN Health Care Facilities
                (Riverwood Healthcare Center)                                   5.600    02/01/2032        1,287,963
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Apple Valley, MN EDA (Evercare Senior Living)                   6.000    12/01/2025        1,456,740
--------------------------------------------------------------------------------------------------------------------
    6,000,000   Apple Valley, MN EDA (Evercare Senior Living) 2                 6.125    06/01/2035        5,870,940
--------------------------------------------------------------------------------------------------------------------
    1,750,000   Buffalo, MN Health Care (Central Minnesota Senior Hsg.)         5.500    09/01/2033        1,597,925
--------------------------------------------------------------------------------------------------------------------
    1,430,000   Burnsville, MN Commercial Devel. (Holiday Inn)                  5.900    04/01/2008        1,428,327
--------------------------------------------------------------------------------------------------------------------
    3,500,000   Chippewa County, MN Gross Revenue
                (Montevideo Hospital)                                           5.500    03/01/2037        3,182,445
--------------------------------------------------------------------------------------------------------------------
       35,000   Chisago City, MN Hsg. Devel (Bungalows of Chisago City)         7.500    05/01/2027           33,570
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Cokato, MN Senior Hsg. (Cokato Charitable Trust)                5.400    12/01/2036          894,780
--------------------------------------------------------------------------------------------------------------------
    6,000,000   Cottage Grove, MN Senior Hsg.                                   5.250    12/01/2046        5,142,780
--------------------------------------------------------------------------------------------------------------------
    1,750,000   Cottage Grove, MN Senior Hsg.                                   6.000    12/01/2046        1,689,940
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Crookston, MN Health Care Facilities
                (Riverview Health Assoc.)                                       5.300    05/01/2032        1,348,590
--------------------------------------------------------------------------------------------------------------------
      475,000   Cuyuna Range, MN Hospital District Health Facilities            5.200    06/01/2025          431,120
--------------------------------------------------------------------------------------------------------------------
    1,250,000   Cuyuna Range, MN Hospital District Health Facilities            5.500    06/01/2035        1,141,463
--------------------------------------------------------------------------------------------------------------------
      100,000   Eagan, MN Ice Arena                                             5.500    04/01/2019          100,044
--------------------------------------------------------------------------------------------------------------------
      200,000   Eden Prairie, MN Multifamily Hsg. (Sterling Ponds)              6.250    12/01/2029          194,076
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Elysian, MN Senior Hsg. (Kingsway Ministries)                   5.350    05/01/2042        1,735,500
--------------------------------------------------------------------------------------------------------------------
      750,000   Eveleth, MN Health Care
                (Arrowhead Senior Living Community)                             5.200    10/01/2027          673,620
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Eveleth, MN Multifamily (Manor House Woodland)                  5.500    10/01/2025          946,940
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Eveleth, MN Multifamily (Manor House Woodland)                  5.700    10/01/2036        1,815,780
--------------------------------------------------------------------------------------------------------------------
      130,000   Grand Rapids, MN Hsg. and Redevel. Authority (Lakeshore)        5.700    10/01/2029          132,375
--------------------------------------------------------------------------------------------------------------------
    2,160,000   Green Isle, MN Senior Hsg. (Kingsway Ministries)                5.500    05/01/2042        1,916,892
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Hopkins, MN Hsg. and Redevel. Authority
                (Excelsior Crossings)                                           5.050    02/01/2030        2,580,750
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Inner Grove Heights, MN Nursing Home
                (Presbyterian Homes)                                            5.500    10/01/2041          909,280
--------------------------------------------------------------------------------------------------------------------
      525,000   International Falls, MN Pollution Control
                (Boise Cascade Corp.)                                           5.500    04/01/2023          500,761
--------------------------------------------------------------------------------------------------------------------
    3,250,000   International Falls, MN Pollution Control
                (Boise Cascade Corp.)                                           5.650    12/01/2022        3,135,893
--------------------------------------------------------------------------------------------------------------------
    6,370,000   International Falls, MN Solid Waste Disposal
                (Boise Cascade Corp.)                                           6.850    12/01/2029        6,572,056
--------------------------------------------------------------------------------------------------------------------
      530,000   Lake Crystal, MN Hsg. (Ecumen-Second Century)                   5.550    09/01/2026          508,164
--------------------------------------------------------------------------------------------------------------------
    1,135,000   Lake Crystal, MN Hsg. (Ecumen-Second Century)                   5.700    09/01/2036        1,060,533


                 49 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
MINNESOTA Continued
$   1,215,000   Mahtomedi, MN Multifamily (Briarcliff)                          7.350%   06/01/2036   $    1,220,370
--------------------------------------------------------------------------------------------------------------------
    9,545,000   Mankato, MN Industrial Devel.
                (Environ Biocomposites Holdings) 2                              7.250    12/01/2025        7,955,185
--------------------------------------------------------------------------------------------------------------------
    7,946,747   Minneapolis & St. Paul, MN Hsg. Finance Board
                (Single Family Mtg.) 1                                          5.000    11/01/2038        7,720,269
--------------------------------------------------------------------------------------------------------------------
   47,015,000   Minneapolis & St. Paul, MN Metropolitan Airports
                Commission (Northwest Airlines) 6,8,10                          7.000    04/01/2025            4,702
--------------------------------------------------------------------------------------------------------------------
   16,400,000   Minneapolis & St. Paul, MN Metropolitan Airports
                Commission (Northwest Airlines) 6,8,10                          7.375    04/01/2025            1,640
--------------------------------------------------------------------------------------------------------------------
       35,000   Minneapolis, MN (Walker Methodist Senior Services)              5.875    11/15/2018           34,707
--------------------------------------------------------------------------------------------------------------------
      145,000   Minneapolis, MN (Walker Methodist Senior Services)              6.000    11/15/2028          144,813
--------------------------------------------------------------------------------------------------------------------
       15,000   Minneapolis, MN (Walker Methodist Senior Services)              6.000    11/15/2028           14,719
--------------------------------------------------------------------------------------------------------------------
      100,000   Minneapolis, MN Multifamily Hsg. (Belmont Apartments)           7.625    11/01/2027          100,472
--------------------------------------------------------------------------------------------------------------------
      730,000   Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)         5.400    04/01/2028          669,914
--------------------------------------------------------------------------------------------------------------------
    5,340,000   Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)         5.500    04/01/2042        4,766,698
--------------------------------------------------------------------------------------------------------------------
      500,000   Minneapolis, MN Tax Increment (Ivy Tower)                       5.500    02/01/2022          483,660
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Minneapolis, MN Tax Increment (Ivy Tower)                       5.700    02/01/2029          943,850
--------------------------------------------------------------------------------------------------------------------
       25,000   MN HFA (Single Family Mtg.)                                     5.900    07/01/2025           25,747
--------------------------------------------------------------------------------------------------------------------
      935,000   MN Seaway Port Authority of Duluth
                (Northstar Aerospace)                                           5.000    04/01/2017          887,736
--------------------------------------------------------------------------------------------------------------------
      210,000   MN Seaway Port Authority of Duluth
                (Northstar Aerospace)                                           5.200    04/01/2027          191,222
--------------------------------------------------------------------------------------------------------------------
      375,000   Moorhead, MN EDA (Eventide)                                     5.150    06/01/2029          330,941
--------------------------------------------------------------------------------------------------------------------
      900,000   New Hope, MN Hsg. & Health Care Facilities
                (Minnesota Masonic Home North Ridge)                            5.900    03/01/2019          887,445
--------------------------------------------------------------------------------------------------------------------
       80,000   New Hope, MN Multifamily (Chardon Court)                        7.250    06/01/2026           77,059
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Northfield, MN Hsg. & Redevel. Authority
                (Northfield Retirement)                                         5.375    12/01/2036          897,100
--------------------------------------------------------------------------------------------------------------------
       25,000   Northfield, MN Lease (Village School of Northfield) 6,8,10      6.500    12/01/2014            7,587
--------------------------------------------------------------------------------------------------------------------
      330,000   Northfield, MN Lease (Village School of Northfield) 6,8,10      7.500    12/01/2024           99,073
--------------------------------------------------------------------------------------------------------------------
    2,100,000   Northwest MN Multi-County Hsg. and Redevel. Authority           5.450    07/01/2041        1,861,461
--------------------------------------------------------------------------------------------------------------------
    5,000,000   Oronoco, MN Multifamily Hsg.
                (Wedum Shorewood Campus)                                        5.400    06/01/2041        4,466,900
--------------------------------------------------------------------------------------------------------------------
   10,170,000   Otter Tail County, MN GO 2                                      7.500    11/01/2019        9,164,390
--------------------------------------------------------------------------------------------------------------------
      400,000   Owatonna, MN Senior Hsg. (Owatonna Senior Living)               5.800    10/01/2029          389,012
--------------------------------------------------------------------------------------------------------------------
    1,250,000   Owatonna, MN Senior Hsg. (Owatonna Senior Living)               6.000    04/01/2041        1,228,688
--------------------------------------------------------------------------------------------------------------------
      400,000   Park Rapids, MN Health Facilities
                (Mankato Lutheran Homes)                                        5.600    08/01/2036          362,996
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Pine City, MN (Lakes International Language Academy)            6.250    05/01/2035          958,920
--------------------------------------------------------------------------------------------------------------------
      820,000   Pine City, MN Health Care & Hsg. (North Branch)                 6.000    10/20/2036          792,710


                 50 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
MINNESOTA Continued
$   1,715,000   Pine City, MN Health Care & Hsg. (North Branch)                 6.125%   10/20/2047   $    1,654,306
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Prior Lake, MN Senior Hsg. (Shepherds Path Senior Hsg.)         5.625    08/01/2026        1,451,475
--------------------------------------------------------------------------------------------------------------------
    1,875,000   Prior Lake, MN Senior Hsg. (Shepherds Path Senior Hsg.)         5.750    08/01/2041        1,767,806
--------------------------------------------------------------------------------------------------------------------
    6,200,000   Richfield, MN Senior Hsg. (Richfield Senior Hsg.)               6.625    12/01/2039        6,267,332
--------------------------------------------------------------------------------------------------------------------
      675,000   Rochester, MN Multifamily Hsg. (Eastridge Estates)              7.750    12/15/2034          675,027
--------------------------------------------------------------------------------------------------------------------
    4,300,000   Sartell, MN Health Care & Hsg. Facilities
                (The Foundation for Health Care Continuums) 2                   6.625    09/01/2029        4,371,380
--------------------------------------------------------------------------------------------------------------------
      830,000   St. Anthony, MN Hsg. & Redevel. Authority
                (Silver Lake Village)                                           5.375    08/01/2021          798,419
--------------------------------------------------------------------------------------------------------------------
      790,000   St. Anthony, MN Hsg. & Redevel. Authority
                (Silver Lake Village)                                           5.625    02/01/2031          731,090
--------------------------------------------------------------------------------------------------------------------
       95,000   St. Cloud, MN Hsg. & Redevel. Authority (Germain Towers)        5.900    09/01/2020           92,006
--------------------------------------------------------------------------------------------------------------------
    1,000,000   St. Louis Park, MN (Roitenberg Family)                          5.700    08/15/2041          934,790
--------------------------------------------------------------------------------------------------------------------
    1,295,000   St. Paul, MN Hsg. & Redevel. Authority
                (Bridgecreek Senior Place)                                      7.000    09/15/2037        1,250,271
--------------------------------------------------------------------------------------------------------------------
    2,000,000   St. Paul, MN Hsg. & Redevel. Authority
                (Episcopal Nursing Home)                                        5.630    10/01/2033        1,841,100
--------------------------------------------------------------------------------------------------------------------
    3,000,000   St. Paul, MN Hsg. & Redevel. Authority
                (Great Northern Lofts)                                          6.250    03/01/2029        3,018,600
--------------------------------------------------------------------------------------------------------------------
    1,000,000   St. Paul, MN Hsg. & Redevel. Authority
                (HealthEast Obligated Group)                                    6.000    11/15/2035        1,005,140
--------------------------------------------------------------------------------------------------------------------
    3,945,000   St. Paul, MN Hsg. & Redevel. Authority (HealthEast) 2           6.000    11/15/2025        4,013,249
--------------------------------------------------------------------------------------------------------------------
      400,000   St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)          5.750    09/01/2026          397,496
--------------------------------------------------------------------------------------------------------------------
      650,000   St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)          6.000    09/01/2036          643,383
--------------------------------------------------------------------------------------------------------------------
    1,500,000   St. Paul, MN Hsg. & Redevel. Authority
                (Rossy & Richard Shaller)                                       5.250    10/01/2042        1,325,670
--------------------------------------------------------------------------------------------------------------------
    2,000,000   St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)          6.800    03/01/2029        2,054,700
--------------------------------------------------------------------------------------------------------------------
    2,130,000   St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)          7.000    03/01/2029        2,205,061
--------------------------------------------------------------------------------------------------------------------
    1,770,000   St. Paul, MN Port Authority (Great Northern)                    6.000    03/01/2030        1,728,653
--------------------------------------------------------------------------------------------------------------------
    3,400,000   St. Paul, MN Port Authority (Healtheast Midway Campus) 2        6.000    05/01/2030        3,425,432
--------------------------------------------------------------------------------------------------------------------
      560,000   St. Paul, MN Port Authority Parking Revenue
                (4th Parking Ramp)                                              8.000    12/01/2027          469,521
--------------------------------------------------------------------------------------------------------------------
    1,655,000   Wadena, MN Hsg. & Redevel. Authority
                (Humphrey Manor East)                                           6.000    02/01/2019        1,676,598
--------------------------------------------------------------------------------------------------------------------
    3,600,000   Washington County, MN Hsg. & Redevel.
                (Birchwood & Woodbury) 2                                        5.625    06/01/2037        3,221,532
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Worthington, MN Hsg. Authority
                (Meadows Worthington)                                           5.375    05/01/2037          890,370
                                                                                                      --------------
                                                                                                         142,889,640


                 51 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--0.6%
$     125,000   Claiborne County, MS Pollution Control
                (System Energy Resources)                                       6.200%   02/01/2026   $      125,859
--------------------------------------------------------------------------------------------------------------------
       50,000   Gulfport, MS Hospital Facility
                (Memorial Hospital at Gulfport)                                 6.125    07/01/2015           50,100
--------------------------------------------------------------------------------------------------------------------
      175,000   Jackson, MS Hsg. Authority (Elton Park Apartments)              5.400    04/01/2039          178,138
--------------------------------------------------------------------------------------------------------------------
       50,000   Jones County, MS Solid Waste Disposal
                (International Paper Company)                                   5.800    10/01/2021           50,283
--------------------------------------------------------------------------------------------------------------------
   12,585,000   MS Business Finance Corp. (System Energy Resources) 2           5.875    04/01/2022       12,647,925
--------------------------------------------------------------------------------------------------------------------
    6,430,000   MS Business Finance Corp. (System Energy Resources) 2           5.900    05/01/2022        6,462,150
--------------------------------------------------------------------------------------------------------------------
    1,320,000   MS Home Corp. (Madonna Manor Apartments)                        5.250    01/20/2038        1,315,037
--------------------------------------------------------------------------------------------------------------------
    2,820,000   MS Home Corp. (Madonna Manor Apartments)                        5.375    01/20/2049        2,801,444
--------------------------------------------------------------------------------------------------------------------
   16,410,000   Stonebridge, MS Public Improvement District
                Special Assessment                                              7.500    10/01/2042       16,425,425
--------------------------------------------------------------------------------------------------------------------
      345,000   Warren County, MS Environmental Improvement
                (International Paper Company)                                   5.550    08/15/2022          345,435
--------------------------------------------------------------------------------------------------------------------
      175,000   Warren County, MS Environmental Improvement
                (International Paper Company)                                   6.250    09/01/2023          179,407
                                                                                                      --------------
                                                                                                          40,581,203
--------------------------------------------------------------------------------------------------------------------
MISSOURI--1.9%
      250,000   Belton, MO Tax Increment (Belton Town Center)                   5.500    03/01/2020          245,343
--------------------------------------------------------------------------------------------------------------------
      400,000   Belton, MO Tax Increment (Belton Town Center)                   5.625    03/01/2025          383,052
--------------------------------------------------------------------------------------------------------------------
      325,000   Branson Hills, MO Infrastructure Facilities                     5.000    04/01/2010          328,936
--------------------------------------------------------------------------------------------------------------------
      580,000   Branson Hills, MO Infrastructure Facilities                     5.000    04/01/2012          586,148
--------------------------------------------------------------------------------------------------------------------
      500,000   Branson Hills, MO Infrastructure Facilities                     5.000    04/01/2016          488,990
--------------------------------------------------------------------------------------------------------------------
      500,000   Branson Hills, MO Infrastructure Facilities                     5.000    04/01/2017          483,370
--------------------------------------------------------------------------------------------------------------------
      730,000   Branson Hills, MO Infrastructure Facilities                     5.500    04/01/2022          705,895
--------------------------------------------------------------------------------------------------------------------
      750,000   Branson Hills, MO Infrastructure Facilities                     5.500    04/01/2027          696,683
--------------------------------------------------------------------------------------------------------------------
    5,000,000   Branson, MO Commerce Park Community
                Improvement District                                            5.750    06/01/2026        4,832,050
--------------------------------------------------------------------------------------------------------------------
    2,485,000   Branson, MO IDA (Branson Hills Redevel.)                        5.750    05/01/2026        2,401,703
--------------------------------------------------------------------------------------------------------------------
   13,000,000   Branson, MO IDA (Branson Hills Redevel.)                        7.050    05/01/2027       13,747,500
--------------------------------------------------------------------------------------------------------------------
    2,045,000   Branson, MO IDA (Branson Landing) 2                             5.250    06/01/2021        1,944,120
--------------------------------------------------------------------------------------------------------------------
    2,470,000   Branson, MO IDA (Branson Landing)                               5.500    06/01/2029        2,265,336
--------------------------------------------------------------------------------------------------------------------
   24,545,000   Branson, MO IDA (Branson Shoppe Redevel.)                       5.950    11/01/2029       23,886,212
--------------------------------------------------------------------------------------------------------------------
    5,000,000   Branson, MO Regional Airport (Branson Airport) 2                6.000    07/01/2025        4,781,400
--------------------------------------------------------------------------------------------------------------------
      570,000   Broadway-Fairview, MO Transportation Devel. District
                (Columbia)                                                      6.125    12/01/2036          519,253
--------------------------------------------------------------------------------------------------------------------
       75,000   Cape Girardeau County, MO IDA
                (Procter & Gamble Company)                                      5.300    05/15/2028           75,554
--------------------------------------------------------------------------------------------------------------------
    1,215,000   Chillicothe, MO Tax Increment (South U.S. 65)                   5.500    04/01/2021        1,194,260
--------------------------------------------------------------------------------------------------------------------
    1,100,000   Chillicothe, MO Tax Increment (South U.S. 65)                   5.625    04/01/2027        1,050,280


                 52 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
MISSOURI Continued
$   2,530,000   Clay County, MO IDA (Oak Creek)                                 6.300%   01/20/2038   $    2,659,991
--------------------------------------------------------------------------------------------------------------------
      200,000   Jackson County, MO IDA (Avila College)                          6.500    12/02/2025          203,668
--------------------------------------------------------------------------------------------------------------------
    1,250,000   Jennings, MO Tax Increment & Community Improvement
                (Northland Redevel. Area)                                       5.000    11/01/2023        1,139,700
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Kansas City, MO IDA (Plaza Library)                             5.900    03/01/2024          992,360
--------------------------------------------------------------------------------------------------------------------
    1,377,000   Kansas City, MO IDA (West Paseo)                                6.750    07/01/2036        1,296,831
--------------------------------------------------------------------------------------------------------------------
      555,000   Kansas City, MO IDA (Woodbridge Apartments)                     6.700    08/01/2015          556,793
--------------------------------------------------------------------------------------------------------------------
    3,750,000   Kansas City, MO Tax Increment (Briarcliff West)                 5.400    06/01/2024        3,526,763
--------------------------------------------------------------------------------------------------------------------
    1,735,000   Lees Summit, MO IDA (Kensington Farms)                          5.500    03/01/2021        1,713,434
--------------------------------------------------------------------------------------------------------------------
      750,000   Lees Summit, MO IDA (Kensington Farms)                          5.750    03/01/2029          725,513
--------------------------------------------------------------------------------------------------------------------
    3,065,000   Liberty, MO Tax Increment (Liberty Triangle)                    5.875    10/01/2029        3,087,191
--------------------------------------------------------------------------------------------------------------------
    3,325,000   MO Dardenne Town Square Transportation Devel. District          5.000    05/01/2026        2,933,714
--------------------------------------------------------------------------------------------------------------------
    3,825,000   MO Dardenne Town Square Transportation Devel. District          5.000    05/01/2036        3,170,007
--------------------------------------------------------------------------------------------------------------------
    2,815,000   MO Enright Arlington Community Improvement District 2           5.400    03/01/2026        2,655,164
--------------------------------------------------------------------------------------------------------------------
       50,000   MO Environmental Improvement & Energy
                Resources Authority                                             5.450    01/01/2018           50,557
--------------------------------------------------------------------------------------------------------------------
       70,000   MO Environmental Improvement & Energy Resources
                Authority (Missouri-American Water Company)                     5.900    03/01/2030           71,330
--------------------------------------------------------------------------------------------------------------------
    2,475,000   MO Environmental Improvement & Energy Resources
                Authority (Union Electric Company) 2                            5.450    10/01/2028        2,461,140
--------------------------------------------------------------------------------------------------------------------
    2,000,000   MO Good Shepard Nursing Home District                           5.900    08/15/2023        1,971,180
--------------------------------------------------------------------------------------------------------------------
      245,000   MO Grindstone Plaza Transportation Devel. District              5.250    10/01/2021          232,716
--------------------------------------------------------------------------------------------------------------------
      400,000   MO Grindstone Plaza Transportation Devel. District              5.400    10/01/2026          370,484
--------------------------------------------------------------------------------------------------------------------
      600,000   MO Grindstone Plaza Transportation Devel. District              5.550    10/01/2036          540,654
--------------------------------------------------------------------------------------------------------------------
    3,915,000   MO HDC (Mansion Apartments Phase II) 2                          6.170    04/01/2032        3,941,270
--------------------------------------------------------------------------------------------------------------------
       40,000   MO HDC (Multifamily Hsg.)                                       5.625    01/01/2040           40,631
--------------------------------------------------------------------------------------------------------------------
       10,000   MO HDC (Single Family Mtg.)                                     5.500    09/01/2033           10,426
--------------------------------------------------------------------------------------------------------------------
      420,000   MO HDC (Single Family Mtg.)                                     6.350    09/01/2034          453,730
--------------------------------------------------------------------------------------------------------------------
       55,000   MO HDC (Single Family Mtg.)                                     6.400    03/01/2029           56,851
--------------------------------------------------------------------------------------------------------------------
       10,000   MO HDC (Single Family Mtg.)                                     7.200    09/01/2026           10,366
--------------------------------------------------------------------------------------------------------------------
      789,000   Northwoods, MO Transportation Devel. District                   5.850    02/01/2031          667,415
--------------------------------------------------------------------------------------------------------------------
      115,000   St. Charles County, MO IDA (Ashwood Apartments)                 5.600    04/01/2030          115,588
--------------------------------------------------------------------------------------------------------------------
    2,500,000   St. Joseph, MO IDA (Living Community of St. Joseph) 2           7.000    08/15/2032        2,377,475
--------------------------------------------------------------------------------------------------------------------
      750,000   St. Joseph, MO IDA (Shoppes at North Village)                   5.375    11/01/2024          702,705
--------------------------------------------------------------------------------------------------------------------
    2,500,000   St. Joseph, MO IDA (Shoppes at North Village)                   5.500    11/01/2027        2,319,425
--------------------------------------------------------------------------------------------------------------------
       10,000   St. Louis County, MO IDA (Century Garden Apartments)            5.700    08/20/2039           10,060
--------------------------------------------------------------------------------------------------------------------
   14,000,000   St. Louis County, MO IDA (Ventura Village Apartments)           6.450    08/15/2034       13,815,760
--------------------------------------------------------------------------------------------------------------------
    2,466,000   St. Louis, MO Tax Increment (1601 Washington Redevel.)          6.000    08/21/2026        2,386,915
--------------------------------------------------------------------------------------------------------------------
    2,150,000   St. Louis, MO Tax Increment (Pet Building Redevel.)             5.500    05/29/2028        1,907,072
--------------------------------------------------------------------------------------------------------------------
    1,660,000   St. Louis, MO Tax Increment (Printers Lofts)                    6.000    08/21/2026        1,606,764


                 53 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                COUPON       MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
MISSOURI Continued
$    3,345,000   St. Louis, MO Tax Increment (Security Building Redevel.) 2    6.300%    04/01/2027   $   3,298,203
-------------------------------------------------------------------------------------------------------------------
     2,540,000   St. Louis, MO Tax Increment
                 (Washington East Condominiums)                                5.500     01/20/2028       2,306,853
-------------------------------------------------------------------------------------------------------------------
     1,600,000   St. Louis, MO Tax Increment
                 (Washington East Condominiums)                                5.500     01/20/2028       1,453,136
-------------------------------------------------------------------------------------------------------------------
     1,115,000   St. Louis, MO Tax Increment Financing, Series A               5.500     09/02/2028       1,011,049
-------------------------------------------------------------------------------------------------------------------
     1,865,000   Stone Canyon, MO Improvement District (Infrastructure)        5.700     04/01/2022       1,812,799
-------------------------------------------------------------------------------------------------------------------
       975,000   Stone Canyon, MO Improvement District (Infrastructure)        5.750     04/01/2027         919,328
                                                                                                      -------------
                                                                                                        132,199,096
-------------------------------------------------------------------------------------------------------------------
MONTANA--0.2%
     4,360,000   Hardin, MT Tax Increment Industrial Infrastructure Devel.
                 (Rocky Mountain Power)                                        0.000 9   09/01/2031       2,989,652
-------------------------------------------------------------------------------------------------------------------
        90,000   MT Board of Hsg. (Single Family Mtg.)                         5.550     06/01/2033          95,767
-------------------------------------------------------------------------------------------------------------------
     6,800,000   MT Board of Investment Exempt Facilities
                 (Stillwater Mining Company) 2                                 8.000     07/01/2020       6,747,640
-------------------------------------------------------------------------------------------------------------------
     1,125,000   MT Facilities Finance Authority (St. John's Lutheran)         6.000     05/15/2025       1,117,710
-------------------------------------------------------------------------------------------------------------------
     1,650,000   MT Facilities Finance Authority (St. John's Lutheran)         6.125     05/15/2036       1,648,713
-------------------------------------------------------------------------------------------------------------------
     1,925,000   MT Health Facilities Authority (CoMC)                         6.375     06/01/2018       1,932,296
-------------------------------------------------------------------------------------------------------------------
       190,000   MT Higher Education Student Assistance Corp.                  5.500     12/01/2031         191,469
                                                                                                      -------------
                                                                                                         14,723,247
-------------------------------------------------------------------------------------------------------------------
MULTI STATES--0.1%
     8,000,000   Munimae TE Bond Subsidiary                                    5.900     11/29/2049       8,384,080
-------------------------------------------------------------------------------------------------------------------
NEBRASKA--2.0%
     1,360,000   Beatrice, NE Community Redevel. Authority
                 (Beatrice Biodiesel)                                          6.625     12/01/2021       1,226,978
-------------------------------------------------------------------------------------------------------------------
   138,250,000   Central Plains, NE Gas Energy 1                               4.083 3   12/01/2026     111,780,784
-------------------------------------------------------------------------------------------------------------------
        50,000   Dawson County, NE Sanitation & Improvement District           5.650     02/01/2022          48,612
-------------------------------------------------------------------------------------------------------------------
       250,000   Douglas County, NE Hsg. Authority (Orchard Gardens)           5.100     10/01/2027         234,033
-------------------------------------------------------------------------------------------------------------------
     1,200,000   Douglas County, NE Hsg. Authority (Orchard Gardens)           5.150     10/01/2032       1,109,328
-------------------------------------------------------------------------------------------------------------------
     1,250,000   Mead Village, NE Tax Increment (Biofuels-Mead)                5.750     01/01/2022       1,100,938
-------------------------------------------------------------------------------------------------------------------
     2,400,000   NE Educational Facilities Authority
                 (Midland Lutheran College) 2                                  5.600     09/15/2029       2,286,336
-------------------------------------------------------------------------------------------------------------------
        20,000   NE Investment Finance Authority (Single Family Hsg.)          5.850     09/01/2028          20,171
-------------------------------------------------------------------------------------------------------------------
       110,000   NE Student Loan (Nebhelp)                                     6.000     06/01/2028         111,735
-------------------------------------------------------------------------------------------------------------------
        65,000   NE Student Loan (Nebhelp)                                     6.250     06/01/2018          69,859
-------------------------------------------------------------------------------------------------------------------
        20,000   NE Student Loan (Nebhelp)                                     6.450     06/01/2018          21,790
-------------------------------------------------------------------------------------------------------------------
       250,000   NE Student Loan (Nebhelp)                                     6.659 5   12/15/2015         143,505
-------------------------------------------------------------------------------------------------------------------
    45,745,000   Saunders County, NE Individual Devel. (Mead Biofuels) 8       7.000     12/01/2026      24,726,087
                                                                                                      -------------
                                                                                                        142,880,156


                 54 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

     PRINCIPAL
        AMOUNT                                                                COUPON       MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
NEVADA--1.0%
$    1,000,000   Clark County, NV Improvement District                         5.000%    02/01/2026   $     868,490
-------------------------------------------------------------------------------------------------------------------
       770,000   Clark County, NV Improvement District                         5.050     02/01/2031         644,505
-------------------------------------------------------------------------------------------------------------------
       495,000   Clark County, NV Industrial Devel.
                 (Nevada Power Company)                                        5.600     10/01/2030         460,474
-------------------------------------------------------------------------------------------------------------------
    41,135,000   Clark County, NV Industrial Devel.
                 (Nevada Power Company)                                        5.900     10/01/2030      39,858,170
-------------------------------------------------------------------------------------------------------------------
     7,255,000   Clark County, NV Industrial Devel.
                 (Nevada Power Company), Series A                              5.900     11/01/2032       7,033,215
-------------------------------------------------------------------------------------------------------------------
     8,260,000   Clark County, NV Industrial Devel. (Southwest Gas Corp.) 1    5.550     12/01/2038       8,540,262
-------------------------------------------------------------------------------------------------------------------
        25,000   Clark County, NV Pollution Control
                 (Nevada Power Company)                                        5.450     10/01/2023          23,361
-------------------------------------------------------------------------------------------------------------------
       135,000   Mesquite, NV Special Improvement District (Canyon Creek)      5.400     08/01/2020         129,493
-------------------------------------------------------------------------------------------------------------------
       530,000   Mesquite, NV Special Improvement District (Canyon Creek)      5.500     08/01/2025         492,052
-------------------------------------------------------------------------------------------------------------------
     2,000,000   Mesquite, NV Special Improvement District No. 07-01
                 (Anthem at Mesquite)                                          6.150     08/01/2037       1,928,680
-------------------------------------------------------------------------------------------------------------------
    10,000,000   NV Director of the State Dept. of Business & Industry
                 (Las Ventanas Retirement)                                     7.000     11/15/2034       8,102,900
-------------------------------------------------------------------------------------------------------------------
       185,000   NV Hsg. Division (Diamond Creek)                              5.900     10/01/2018         191,723
-------------------------------------------------------------------------------------------------------------------
     3,390,000   NV Hsg. Division (Single Family Mtg.)                         5.300     04/01/2047       3,351,625
                                                                                                      -------------
                                                                                                         71,624,950
-------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.1%
     2,155,000   NH Business Finance Authority (Air Cargo at Pease) 2          6.750     04/01/2024       2,148,449
-------------------------------------------------------------------------------------------------------------------
        70,000   NH Business Finance Authority
                 (Connecticut Light & Power)                                   5.850     12/01/2022          71,646
-------------------------------------------------------------------------------------------------------------------
     4,000,000   NH H&EFA (Franklin Pierce College) 2                          6.050     10/01/2034       3,890,840
-------------------------------------------------------------------------------------------------------------------
       535,000   NH HE&HFA (New England College)                               5.750     03/01/2009         537,729
-------------------------------------------------------------------------------------------------------------------
        45,000   NH HFA (Single Family Mtg.)                                   5.300     07/01/2033          45,901
                                                                                                      -------------
                                                                                                          6,694,565
-------------------------------------------------------------------------------------------------------------------
NEW JERSEY--10.6%
        95,000   NJ EDA (Cascade Corp.)                                        8.250     02/01/2026          95,406
-------------------------------------------------------------------------------------------------------------------
    19,205,000   NJ EDA (Cigarette Tax)                                        5.750     06/15/2029      19,140,279
-------------------------------------------------------------------------------------------------------------------
     3,000,000   NJ EDA (Cigarette Tax) 2                                      5.750     06/15/2034       2,990,070
-------------------------------------------------------------------------------------------------------------------
     1,320,000   NJ EDA (Continental Airlines)                                 5.500     04/01/2028       1,082,440
-------------------------------------------------------------------------------------------------------------------
     5,865,000   NJ EDA (Continental Airlines) 2                               6.250     09/15/2019       5,678,904
-------------------------------------------------------------------------------------------------------------------
    39,520,000   NJ EDA (Continental Airlines)                                 6.250     09/15/2029      37,136,154
-------------------------------------------------------------------------------------------------------------------
    16,135,000   NJ EDA (Continental Airlines)                                 6.400     09/15/2023      15,510,737
-------------------------------------------------------------------------------------------------------------------
     1,500,000   NJ EDA (Continental Airlines)                                 6.625     09/15/2012       1,493,385
-------------------------------------------------------------------------------------------------------------------
    24,355,000   NJ EDA (Continental Airlines)                                 7.000     11/15/2030      24,553,737
-------------------------------------------------------------------------------------------------------------------
    16,920,000   NJ EDA (Continental Airlines)                                 7.200     11/15/2030      17,148,758
-------------------------------------------------------------------------------------------------------------------
    16,500,000   NJ EDA (Continental Airlines) 2,7                             9.000     06/01/2033      18,336,615


                 55 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                COUPON       MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$   12,500,000   NJ EDA (Converted Organics of Woodbridge) 2                   8.000%    08/01/2027   $  11,255,500
-------------------------------------------------------------------------------------------------------------------
     1,405,000   NJ EDA (Empowerment Zone-Cumberland) 8                        7.750     08/01/2021         898,498
-------------------------------------------------------------------------------------------------------------------
     9,000,000   NJ EDA (GMT Realty) 2                                         6.875     01/01/2037       9,240,840
-------------------------------------------------------------------------------------------------------------------
    34,740,000   NJ Health Care Facilities Financing Authority
                 (Catholic Health East) 1                                      4.062 3   11/15/2033      28,801,809
-------------------------------------------------------------------------------------------------------------------
       540,000   NJ Health Care Facilities Financing Authority
                 (Catholic Health East/Mercy Medical/McCauley
                 Center Obligated Group)                                       4.086 3   11/15/2033         445,743
-------------------------------------------------------------------------------------------------------------------
     2,545,000   NJ Health Care Facilities Financing Authority
                 (Columbus Hospital) 2                                         7.500     07/01/2021       2,320,989
-------------------------------------------------------------------------------------------------------------------
     5,100,000   NJ Health Care Facilities Financing Authority
                 (Raritan Bay Medical Center) 2                                7.250     07/01/2027       5,153,040
-------------------------------------------------------------------------------------------------------------------
   103,120,000   NJ Tobacco Settlement Financing Corp.                         4.750     06/01/2034      87,056,998
-------------------------------------------------------------------------------------------------------------------
    96,125,000   NJ Tobacco Settlement Financing Corp.                         5.000     06/01/2029      85,110,036
-------------------------------------------------------------------------------------------------------------------
   426,020,000   NJ Tobacco Settlement Financing Corp.                         5.000     06/01/2041     362,990,341
-------------------------------------------------------------------------------------------------------------------
    51,500,000   NJ Tobacco Settlement Financing Corp.                         5.647 5   06/01/2041       5,498,655
                                                                                                      -------------
                                                                                                        741,938,934
-------------------------------------------------------------------------------------------------------------------
NEW MEXICO--0.2%
       581,000   Dona Ana County, NM Multifamily
                 (Montana Meadows Apartments)                                  8.500     12/01/2015         606,390
-------------------------------------------------------------------------------------------------------------------
     5,475,000   Eldorado, NM Area Water and Sanitation District 2             6.000     02/01/2025       5,324,547
-------------------------------------------------------------------------------------------------------------------
     2,500,000   Farmington, NM Pollution Control
                 (Public Service Company of New Mexico) 2                      6.300     12/01/2016       2,528,750
-------------------------------------------------------------------------------------------------------------------
        50,000   Farmington, NM Pollution Control
                 (Public Service Company of New Mexico)                        6.600     10/01/2029          52,874
-------------------------------------------------------------------------------------------------------------------
     1,100,000   Mariposa East, NM Public Improvement District                 5.500     09/01/2016       1,124,475
-------------------------------------------------------------------------------------------------------------------
       500,000   Mariposa East, NM Public Improvement District                 5.750     09/01/2021         503,845
-------------------------------------------------------------------------------------------------------------------
       500,000   Mariposa East, NM Public Improvement District                 6.000     09/01/2032         490,835
-------------------------------------------------------------------------------------------------------------------
       900,000   Montecito Estates, NM Public Improvement District             7.000     10/01/2037         898,317
-------------------------------------------------------------------------------------------------------------------
        20,000   NM Educational Assistance Foundation                          6.650     11/01/2025          20,652
-------------------------------------------------------------------------------------------------------------------
         5,000   NM Mtg. Finance Authority, Series C                           6.500     07/01/2025           5,200
-------------------------------------------------------------------------------------------------------------------
       220,000   NM Regional Hsg. Authority (Wildewood Apartments)             8.750     12/01/2020         229,948
-------------------------------------------------------------------------------------------------------------------
     1,000,000   Ventana West, NM Public Improvement
                 District Special Levy                                         6.875     08/01/2033       1,044,620
                                                                                                      -------------
                                                                                                         12,830,453
-------------------------------------------------------------------------------------------------------------------
NEW YORK--1.5%
     3,000,000   Albany, NY IDA (New Covenant Charter School) 2                7.000     05/01/2035       2,433,600
-------------------------------------------------------------------------------------------------------------------
    62,000,000   Erie County, NY Tobacco Asset Securitization Corp.            6.656 5   06/01/2055       1,754,600
-------------------------------------------------------------------------------------------------------------------
   412,100,000   NY Counties Tobacco Trust V                                   7.151 5   06/01/2060       8,002,982
-------------------------------------------------------------------------------------------------------------------
   500,000,000   NY Counties Tobacco Trust V                                   7.836 5   06/01/2060       9,030,000
-------------------------------------------------------------------------------------------------------------------
     2,815,000   NYC IDA (American Airlines) 2                                 5.400     07/01/2020       2,423,180


                 56 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

     PRINCIPAL
        AMOUNT                                                                COUPON       MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   11,055,000   NYC IDA (American Airlines)                                   6.900%    08/01/2024   $  10,852,583
-------------------------------------------------------------------------------------------------------------------
     4,750,000   NYC IDA (American Airlines) 2                                 7.625     08/01/2025       5,087,060
-------------------------------------------------------------------------------------------------------------------
    46,150,000   NYC IDA (American Airlines)                                   7.750     08/01/2031      49,842,462
-------------------------------------------------------------------------------------------------------------------
    10,500,000   NYC IDA (American Airlines) 2                                 8.000     08/01/2028      11,560,605
-------------------------------------------------------------------------------------------------------------------
       500,000   NYC IDA (JFK International Airport)                           8.000     08/01/2012         529,715
                                                                                                      -------------
                                                                                                        101,516,787
-------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--1.0%
    34,580,000   Charlotte, NC Douglas International Airport Special
                 Facilities (US Airways)                                       5.600     07/01/2027      31,141,019
-------------------------------------------------------------------------------------------------------------------
     2,755,000   Charlotte, NC Douglas International Airport Special
                 Facilities (US Airways)                                       7.750     02/01/2028       2,833,710
-------------------------------------------------------------------------------------------------------------------
     1,725,000   Durham, NC Hsg. Authority (Naples Terrace Apartments)         5.700     06/01/2033       1,753,428
-------------------------------------------------------------------------------------------------------------------
     1,025,000   Elizabeth City, NC Multifamily Hsg. (Walker Landing)          5.125     03/20/2049         989,545
-------------------------------------------------------------------------------------------------------------------
    28,115,000   Gaston, NC IF&PCFA (National Gypsum)                          5.750     08/01/2035      26,621,250
-------------------------------------------------------------------------------------------------------------------
     1,900,000   NC Medical Care Commission (Glenaire/The Presbyterian
                 Homes Obligated Group)                                        5.500     10/01/2031       1,856,832
-------------------------------------------------------------------------------------------------------------------
     1,100,000   NC Medical Care Commission (Glenaire/The Presbyterian
                 Homes Obligated Group)                                        5.600     10/01/2036       1,082,169
-------------------------------------------------------------------------------------------------------------------
     1,400,000   NC Medical Care Commission (United Methodist)                 5.500     10/01/2032       1,320,648
-------------------------------------------------------------------------------------------------------------------
     2,775,000   NC Medical Care Commission Retirement Facilities
                 (Village at Brookwood)                                        5.250     01/01/2032       2,362,996
                                                                                                      -------------
                                                                                                         69,961,597
-------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA--0.1%
     1,000,000   Cando, ND Nursing Facility
                 (Towner County Medical Center)                                7.125     08/01/2022       1,000,140
-------------------------------------------------------------------------------------------------------------------
       100,000   Cass County, ND Industrial Devel. Revenue (Fraser Ltd.)       7.000     11/01/2015         100,070
-------------------------------------------------------------------------------------------------------------------
        10,000   ND HFA (Home Mtg.)                                            5.400     01/01/2034          10,763
-------------------------------------------------------------------------------------------------------------------
        10,000   ND HFA (Home Mtg.)                                            5.550     07/01/2022          10,437
-------------------------------------------------------------------------------------------------------------------
     2,935,000   Richland County, ND Hsg. (Birchwood Properties)               6.750     05/01/2029       2,865,118
                                                                                                      -------------
                                                                                                          3,986,528
-------------------------------------------------------------------------------------------------------------------
OHIO--4.5%
 2,345,000,000   Buckeye, OH Tobacco Settlement Financing Authority
                 (TASC)                                                        7.501 5   06/01/2052      90,821,850
-------------------------------------------------------------------------------------------------------------------
     1,445,000   Butler County, OH Hsg. (Anthony Wayne Apartments)             6.500     09/01/2030       1,446,951
-------------------------------------------------------------------------------------------------------------------
     6,495,000   Centerville, OH Health Care (Bethany Lutheran Village)        6.000     11/01/2038       6,197,009
-------------------------------------------------------------------------------------------------------------------
    21,475,000   Cleveland, OH Airport (Continental Airlines)                  5.375     09/15/2027      18,766,358
-------------------------------------------------------------------------------------------------------------------
        35,000   Cleveland, OH Airport (Continental Airlines)                  5.500     12/01/2008          34,774
-------------------------------------------------------------------------------------------------------------------
    18,645,000   Cleveland, OH Airport (Continental Airlines)                  5.700     12/01/2019      17,286,898
-------------------------------------------------------------------------------------------------------------------
     1,000,000   Cleveland-Cuyahoga County, OH Port Authority
                 (St. Clarence)                                                6.250     05/01/2038         994,500


                 57 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
OHIO Continued
$   3,170,000   Cuyahoga County, OH Multifamily (Allerton Apartments)           5.400%   08/20/2048   $    3,096,519
--------------------------------------------------------------------------------------------------------------------
    3,035,000   Dublin, OH Industrial Devel. (Dublin Health Care Corp.)         7.500    12/01/2016        3,062,588
--------------------------------------------------------------------------------------------------------------------
    7,500,000   Grove City, OH Tax Increment Financing 2                        5.375    12/01/2031        6,496,050
--------------------------------------------------------------------------------------------------------------------
      845,000   Lorain County, OH Port Authority (Alumalloy LLC)                6.000    11/15/2025          814,867
--------------------------------------------------------------------------------------------------------------------
   24,075,000   Mahoning County, OH Hospital Facilities
                (Forum Health Obligated Group) 2                                6.000    11/15/2032       22,074,849
--------------------------------------------------------------------------------------------------------------------
      960,000   Moraine, OH Solid Waste Disposal (General Motors Corp.)         5.650    07/01/2024          860,928
--------------------------------------------------------------------------------------------------------------------
    3,225,000   Moraine, OH Solid Waste Disposal (General Motors Corp.)         6.750    07/01/2014        3,239,867
--------------------------------------------------------------------------------------------------------------------
   14,300,000   OH Air Quality Devel. Authority (Fostoria Ethanol) 7            8.500    02/01/2020       14,300,000
--------------------------------------------------------------------------------------------------------------------
   14,300,000   OH Air Quality Devel. Authority (Marion Ethanol) 7              8.500    02/01/2020       14,300,000
--------------------------------------------------------------------------------------------------------------------
       50,000   OH Environmental Facilities (Ford Motor Company)                5.750    04/01/2035           44,978
--------------------------------------------------------------------------------------------------------------------
      520,000   OH Environmental Facilities (Ford Motor Company)                5.950    09/01/2029          484,468
--------------------------------------------------------------------------------------------------------------------
      100,000   OH Environmental Facilities (Ford Motor Company)                6.150    06/01/2030           95,386
--------------------------------------------------------------------------------------------------------------------
    5,170,000   OH HFA (Uptown Towers Apartments)                               5.250    04/20/2048        5,081,955
--------------------------------------------------------------------------------------------------------------------
      550,000   OH Pollution Control (General Motors Corp.)                     5.625    03/01/2015          521,648
--------------------------------------------------------------------------------------------------------------------
    2,050,000   OH Port Authority of Columbiana Solid Waste
                (A&L Salvage)                                                  14.500    07/01/2028        2,445,794
--------------------------------------------------------------------------------------------------------------------
   16,320,000   OH Port Authority of Columbiana Solid Waste
                (Apex Environmental) 2                                          7.250    08/01/2034       16,607,232
--------------------------------------------------------------------------------------------------------------------
   14,000,000   OH Solid Waste (General Motors Corp.) 2                         6.300    12/01/2032       13,172,600
--------------------------------------------------------------------------------------------------------------------
   29,515,000   OH Solid Waste Disposal (USG Corp.)                             5.600    08/01/2032       27,456,329
--------------------------------------------------------------------------------------------------------------------
   38,910,000   OH Solid Waste Disposal (USG Corp.) 2                           5.650    03/01/2033       36,413,145
--------------------------------------------------------------------------------------------------------------------
    6,640,000   OH Solid Waste Disposal (USG Corp.)                             6.050    08/01/2034        6,549,430
--------------------------------------------------------------------------------------------------------------------
      532,000   OH Water Devel. Authority (General Motors Corp.)                5.900    06/15/2008          530,441
--------------------------------------------------------------------------------------------------------------------
       70,000   Pike County, OH Hospital Facilities (Pike Health Services)      7.000    07/01/2022           70,139
                                                                                                      --------------
                                                                                                         313,267,553
--------------------------------------------------------------------------------------------------------------------
OKLAHOMA--1.1%
    1,700,000   Ardmore, OK Devel. Authority (Airpark Increment District)       5.750    11/01/2022        1,675,758
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Atoka County, OK Healthcare Authority
                (Atoka Memorial Hospital)                                       6.625    10/01/2037        1,527,660
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Cleveland County, OK IDA (Vaughn Foods)                         6.750    12/01/2012        1,967,840
--------------------------------------------------------------------------------------------------------------------
    2,365,000   Cleveland County, OK IDA (Vaughn Foods)                         7.100    12/01/2024        2,252,970
--------------------------------------------------------------------------------------------------------------------
    2,280,000   Ellis County, OK Industrial Authority
                (W.B. Johnston Grain of Shattuck) 2                             7.100    08/01/2023        2,345,732
--------------------------------------------------------------------------------------------------------------------
    2,760,000   Ellis County, OK Industrial Authority
                (W.B. Johnston Grain of Shattuck) 2                             7.500    08/01/2023        2,842,855
--------------------------------------------------------------------------------------------------------------------
      410,000   Grady County, OK Industrial Authority
                (Correctional Facilities)                                       7.000    11/01/2011          292,564
--------------------------------------------------------------------------------------------------------------------
    3,260,000   Jackson County, OK Memorial Hospital Authority
                (Jackson County Memorial)                                       7.300    08/01/2015        3,275,224
--------------------------------------------------------------------------------------------------------------------
    9,000,000   OK Devel. Finance Authority (Doane Products Company) 2          6.250    07/15/2023        8,892,720


                 58 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
OKLAHOMA Continued
$      95,000   OK HFA (Single Family)                                          5.686% 5 09/01/2030   $       26,649
--------------------------------------------------------------------------------------------------------------------
      125,000   OK Ordnance Works Authority Sewer & Solid Waste
                Disposal Facilities (Ralston Purina Group)                      6.500    09/01/2026          126,259
--------------------------------------------------------------------------------------------------------------------
       30,000   OK Student Loan Authority                                       5.300    12/01/2032           30,483
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Oklahoma City, OK Industrial & Cultural Facilities
                (Aero Obligated Group)                                          6.750    01/01/2023        1,536,000
--------------------------------------------------------------------------------------------------------------------
    2,950,000   Oklahoma County, OK Finance Authority
                (Var-Sail Association)                                          5.250    05/15/2041        2,993,749
--------------------------------------------------------------------------------------------------------------------
    7,310,000   Oklahoma County, OK HFA (Single Family Mtg.) 1                  5.400    10/01/2038        7,754,910
--------------------------------------------------------------------------------------------------------------------
   24,334,000   Tulsa County, OK Home Finance Authority
                (Single Family Mtg.) 1                                          5.250    12/01/2038       25,227,638
--------------------------------------------------------------------------------------------------------------------
      285,000   Tulsa, OK Municipal Airport Trust (American Airlines)           6.250    06/01/2020          276,524
--------------------------------------------------------------------------------------------------------------------
   15,500,000   Tulsa, OK Municipal Airport Trust (American Airlines) 2         7.750    06/01/2035       16,540,205
                                                                                                      --------------
                                                                                                          79,585,740
--------------------------------------------------------------------------------------------------------------------
OREGON--0.3%
    3,500,000   Clackamas County, OR Hsg. Authority (Easton Ridge)              5.900    12/01/2026        3,499,895
--------------------------------------------------------------------------------------------------------------------
       20,000   Lane County, OR Hsg. Authority & Community Services
                (Firewood)                                                      6.600    11/01/2015           20,088
--------------------------------------------------------------------------------------------------------------------
    1,095,000   OR Economic Devel. (Georgia-Pacific Corp.)                      5.700    12/01/2025          976,171
--------------------------------------------------------------------------------------------------------------------
    2,325,000   OR Economic Devel. (Georgia-Pacific Corp.) 2                    6.350    08/01/2025        2,240,719
--------------------------------------------------------------------------------------------------------------------
       10,000   OR GO (Elderly & Disabled Hsg.)                                 5.250    08/01/2031           10,021
--------------------------------------------------------------------------------------------------------------------
      140,000   OR GO (Elderly & Disabled Hsg.)                                 5.800    08/01/2027          140,529
--------------------------------------------------------------------------------------------------------------------
       55,000   OR Hsg. & Community Services Dept. (Multifamily Hsg.)           6.000    07/01/2031           55,535
--------------------------------------------------------------------------------------------------------------------
      230,000   OR Hsg. & Community Services Dept. (Single Family Mtg.),
                Series A                                                        6.450    07/01/2026          230,251
--------------------------------------------------------------------------------------------------------------------
    8,270,000   OR Solid Waste Disposal (USG Corp.) 2                           6.400    12/01/2029        8,337,401
--------------------------------------------------------------------------------------------------------------------
       50,000   Port Astoria, OR Pollution Control (James River)                6.550    02/01/2015           49,986
--------------------------------------------------------------------------------------------------------------------
        5,000   Port of St. Helen's, OR                                         6.250    03/01/2010            5,009
--------------------------------------------------------------------------------------------------------------------
    3,655,000   Port of St. Helen's, OR Pollution Control
                (Boise Cascade Corp.) 2                                         5.650    12/01/2027        3,503,391
--------------------------------------------------------------------------------------------------------------------
       15,000   Portland, OR Hsg. Authority (Berry Ridge)                       6.300    05/01/2029           15,136
--------------------------------------------------------------------------------------------------------------------
       25,000   Portland, OR Hsg. Authority (Lovejoy Station Apartments)        5.900    07/01/2023           25,551
--------------------------------------------------------------------------------------------------------------------
    1,465,000   Western Generation, OR Agency Cogeneration
                (Wauna Cogeneration)                                            5.000    01/01/2021        1,379,092
                                                                                                      --------------
                                                                                                          20,488,775
--------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--4.6%
    1,250,000   Allegheny County, PA HDA (The Covenant at South Hills) 8,10     8.750    02/01/2031          637,500
--------------------------------------------------------------------------------------------------------------------
       35,000   Beaver County, PA IDA (J. Ray McDermott and Company)            6.800    02/01/2009           35,085
--------------------------------------------------------------------------------------------------------------------
       10,000   Erie County, PA IDA (International Paper Company)               5.850    12/01/2020           10,083
--------------------------------------------------------------------------------------------------------------------
   42,355,000   Lehigh County, PA GPA (St. Lukes Hospital Bethlehem) 1          4.185 3  08/15/2033       30,362,299


                 59 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$  24,000,000   Lehigh County, PA GPA (St. Lukes Hospital Bethlehem) 1          4.282% 3 08/15/2042   $   17,128,320
--------------------------------------------------------------------------------------------------------------------
      515,000   New Morgan, PA IDA (Browning-Ferris Industries)                 6.500    04/01/2019          514,938
--------------------------------------------------------------------------------------------------------------------
   25,000,000   PA EDFA (Bionol Clearfield) 7                                   8.500    07/15/2015       24,937,500
--------------------------------------------------------------------------------------------------------------------
    5,000,000   PA EDFA (National Gypsum Company) 2                             6.250    11/01/2027        5,001,600
--------------------------------------------------------------------------------------------------------------------
    5,000,000   PA EDFA (Northampton Generating) 2                              6.500    01/01/2013        5,064,400
--------------------------------------------------------------------------------------------------------------------
    5,000,000   PA EDFA (Northampton Generating) 2                              6.600    01/01/2019        5,002,250
--------------------------------------------------------------------------------------------------------------------
   89,425,000   PA EDFA (Reliant Energy)                                        6.750    12/01/2036       91,466,573
--------------------------------------------------------------------------------------------------------------------
   28,500,000   PA EDFA (Reliant Energy) 2                                      6.750    12/01/2036       29,150,655
--------------------------------------------------------------------------------------------------------------------
   29,675,000   PA EDFA (Reliant Energy)                                        6.750    12/01/2036       30,414,501
--------------------------------------------------------------------------------------------------------------------
   17,500,000   PA EDFA (Reliant Energy)                                        6.750    12/01/2036       17,936,100
--------------------------------------------------------------------------------------------------------------------
   11,270,000   PA EDFA (USG Corp.) 2                                           6.000    06/01/2031       11,081,453
--------------------------------------------------------------------------------------------------------------------
   10,000,000   Sayre, PA Health Care Facilities Authority
                (Guthrie Healthcare System) 1                                   4.213 3  12/01/2024        8,760,300
--------------------------------------------------------------------------------------------------------------------
   53,750,000   Sayre, PA Health Care Facilities Authority
                (Guthrie Healthcare System) 1,6                                 4.263 3  12/01/2031       43,686,919
                                                                                                      --------------
                                                                                                         321,190,476
--------------------------------------------------------------------------------------------------------------------
RHODE ISLAND--2.9%
   45,000,000   Central Falls, RI Detention Facility                            7.250    07/15/2035       48,093,750
--------------------------------------------------------------------------------------------------------------------
       25,000   Providence, RI Hsg. Authority (Lockwood Plaza)                  5.700    09/01/2033           25,555
--------------------------------------------------------------------------------------------------------------------
       50,000   RI Health & Educational Building Corp.
                (Roger Williams General Hospital)                               5.500    07/01/2018           50,340
--------------------------------------------------------------------------------------------------------------------
   11,500,000   RI Hsg. & Mtg. Finance Corp. 1                                  5.000    10/01/2048       10,882,105
--------------------------------------------------------------------------------------------------------------------
   12,835,000   RI Hsg. & Mtg. Finance Corp.
                (Homeownership Opportunity) 1                                   5.200    10/01/2047       12,434,392
--------------------------------------------------------------------------------------------------------------------
       50,000   RI Hsg. & Mtg. Finance Corp.
                (Homeownership Opportunity)                                     5.100    10/01/2029           50,012
--------------------------------------------------------------------------------------------------------------------
    7,090,000   RI Hsg. & Mtg. Finance Corp. (Rental Hsg.) 1                    5.150    10/01/2022        7,164,092
--------------------------------------------------------------------------------------------------------------------
       80,000   RI Industrial Finance Corp. (Ultrafine Powder Technology)       8.000    06/01/2015           80,215
--------------------------------------------------------------------------------------------------------------------
   52,090,000   RI Tobacco Settlement Financing Corp. (TASC)                    6.125 5  06/01/2052        2,288,314
--------------------------------------------------------------------------------------------------------------------
   42,525,000   RI Tobacco Settlement Financing Corp. (TASC)                    6.250    06/01/2042       42,608,349
--------------------------------------------------------------------------------------------------------------------
1,275,245,000   RI Tobacco Settlement Financing Corp. (TASC)                    6.436 5  06/01/2052       61,556,076
--------------------------------------------------------------------------------------------------------------------
   16,225,000   RI Tobacco Settlement Financing Corp. (TASC)                    6.750 5  06/01/2052          489,508
--------------------------------------------------------------------------------------------------------------------
   18,130,000   RI Tobacco Settlement Financing Corp. (TASC), Series A          6.125    06/01/2032       18,216,299
                                                                                                      --------------
                                                                                                         203,939,007
--------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--0.8%
       45,000   Charleston County, SC Hospital Facilities
                (Medical Society Health)                                        5.500    10/01/2019           45,599
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Georgetown County, SC Environmental Improvement
                (International Paper Company)                                   5.550    12/01/2029        1,926,620


                 60 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA Continued
$      15,000   Georgetown County, SC Environmental Improvement
                (International Paper Company)                                   6.250%   09/01/2023   $       15,378
--------------------------------------------------------------------------------------------------------------------
      170,000   Greenville County, SC Airport
                (Donaldson Industrial Air Park)                                 6.125    10/01/2017          169,590
--------------------------------------------------------------------------------------------------------------------
        5,000   Horry County, SC Airport                                        5.600    07/01/2017            5,094
--------------------------------------------------------------------------------------------------------------------
    4,815,000   Lancaster County, SC (Edenmoor Improvement District)            5.750    12/01/2037        4,269,557
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Myrtle Beach, SC Tax Increment
                (Myrtle Beach Air Force Base)                                   5.250    11/01/2026          904,410
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Myrtle Beach, SC Tax Increment
                (Myrtle Beach Air Force Base)                                   5.300    11/01/2035        1,726,600
--------------------------------------------------------------------------------------------------------------------
      500,000   Richland County, SC Environmental Improvement                   5.950    09/01/2031          498,400
--------------------------------------------------------------------------------------------------------------------
      200,000   SC Connector 2000 Assoc. Toll Road, Series B                    6.300 5  01/01/2026           48,008
--------------------------------------------------------------------------------------------------------------------
    7,620,000   SC Connector 2000 Assoc. Toll Road, Series B 2                  6.453 5  01/01/2020        2,716,606
--------------------------------------------------------------------------------------------------------------------
    8,500,000   SC Connector 2000 Assoc. Toll Road, Series B 2                  6.621 5  01/01/2024        2,281,995
--------------------------------------------------------------------------------------------------------------------
   10,820,000   SC Hsg. Finance & Devel. Authority, Series A-2 1                5.200    07/01/2034       10,834,146
--------------------------------------------------------------------------------------------------------------------
       50,000   SC Jobs-EDA
                (JDAM/LH/Franke Home/LS Obligated Group)                        5.650    05/01/2018           47,423
--------------------------------------------------------------------------------------------------------------------
      370,000   SC Jobs-EDA
                (JDAM/LH/Franke Home/LS Obligated Group)                        5.700    05/01/2026          340,367
--------------------------------------------------------------------------------------------------------------------
      600,000   SC Jobs-EDA (Lutheran Homes)                                    5.500    05/01/2028          550,254
--------------------------------------------------------------------------------------------------------------------
      500,000   SC Jobs-EDA (Lutheran Homes)                                    5.625    05/01/2042          451,165
--------------------------------------------------------------------------------------------------------------------
   18,840,000   SC Tobacco Settlement Management Authority, Series B            6.375    05/15/2028       19,176,294
--------------------------------------------------------------------------------------------------------------------
    6,510,000   SC Tobacco Settlement Management Authority, Series B 2          6.375    05/15/2030        6,602,442
--------------------------------------------------------------------------------------------------------------------
    5,035,000   York County, SC (Hoechst Celanese Corp.)                        5.700    01/01/2024        4,519,164
--------------------------------------------------------------------------------------------------------------------
      875,000   York County, SC Pollution Control (Bowater)                     7.400    01/01/2010          871,973
                                                                                                      --------------
                                                                                                          58,001,085
--------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--0.9%
   19,000,000   Brown County, SD Solid Waste Facilities
                (Heartland Grain Fuels)                                         8.250    01/01/2018       17,621,550
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Lower Brule, SD Sioux Tribe, Series B                           5.500    05/01/2019          946,120
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Lower Brule, SD Sioux Tribe, Series B                           5.600    05/01/2020          943,600
--------------------------------------------------------------------------------------------------------------------
   37,405,000   SD Educational Enhancement Funding Corp.
                Tobacco Settlement                                              6.500    06/01/2032       37,997,121
--------------------------------------------------------------------------------------------------------------------
    5,410,910   Sioux Falls, SD Economic Devel. (City Centre Hotel) 2           7.000 3  11/01/2016        5,223,097
--------------------------------------------------------------------------------------------------------------------
    1,425,000   Turner County, SD Tax Increment                                 5.000    12/15/2026        1,276,344
                                                                                                      --------------
                                                                                                          64,007,832
--------------------------------------------------------------------------------------------------------------------
TENNESSEE--1.3%
    1,675,000   Blount County, TN H&EFB (Asbury)                                5.125    04/01/2023        1,543,563
--------------------------------------------------------------------------------------------------------------------
      895,000   Chattanooga, TN HE&HFB
                (Campus Devel. Foundation Phase I)                              5.500    10/01/2020          876,957


                 61 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
TENNESSEE Continued
$   1,800,000   Chattanooga, TN HE&HFB
                (Campus Devel. Foundation Phase I)                              6.000%   10/01/2035   $    1,719,324
--------------------------------------------------------------------------------------------------------------------
    2,535,000   Chattanooga, TN HE&HFB (John Calvin Apartments)                 5.350    09/20/2047        2,477,329
--------------------------------------------------------------------------------------------------------------------
   21,630,000   Maury County, TN Industrial Devel. Board
                (General Motors Corp.) 2                                        6.500    09/01/2024       21,087,303
--------------------------------------------------------------------------------------------------------------------
    7,400,000   Maury County, TN Industrial Devel. Board
                (General Motors Corp.) 6                                        7.000 3  06/01/2027        7,400,000
--------------------------------------------------------------------------------------------------------------------
    7,000,000   Maury County, TN Industrial Devel. Board
                (General Motors Corp.) 6                                        8.000 3  09/01/2027        7,000,000
--------------------------------------------------------------------------------------------------------------------
   11,930,000   McMinn County, TN Industrial Devel. Board Pollution
                Control (Calhoun Newsprint) 2                                   7.625    03/01/2016       11,831,339
--------------------------------------------------------------------------------------------------------------------
   19,545,000   McMinn County, TN Industrial Devel. Board Solid Waste
                (Calhoun Newsprint) 2                                           7.400    12/01/2022       19,429,294
--------------------------------------------------------------------------------------------------------------------
    1,840,000   Memphis, TN HE&HFB (NH/Mendenhall Hsg./Highland
                Hsg./NTH/VH Obligated Group) 6                                  3.550 3  04/01/2042        1,748,000
--------------------------------------------------------------------------------------------------------------------
    9,080,000   Memphis, TN HE&HFB (NH/Mendenhall Hsg./Highland
                Hsg./NTH/VH Obligated Group)                                    5.750    04/01/2042        8,573,336
--------------------------------------------------------------------------------------------------------------------
      215,000   Memphis-Shelby County, TN Airport Authority
                (Express Airlines)                                              6.125    12/01/2016          191,797
--------------------------------------------------------------------------------------------------------------------
    7,870,000   Metropolitan Knoxville, TN Airport Authority
                (Northwest Airlines)                                            8.000    04/01/2032        8,120,581
--------------------------------------------------------------------------------------------------------------------
      525,000   Shelby County, TN HE&HF (Lapaloma Apartments)                   7.750    12/01/2029          515,445
--------------------------------------------------------------------------------------------------------------------
       55,000   TN Hsg. Devel. Authority (Homeownership)                        5.450    01/01/2033           58,653
                                                                                                      --------------
                                                                                                          92,572,921
--------------------------------------------------------------------------------------------------------------------
TEXAS--28.4%
       65,000   Abilene, TX HFDC (Hendrick Medical Center)                      6.000    09/01/2013           65,177
--------------------------------------------------------------------------------------------------------------------
       20,000   Abilene, TX HFDC (Hendrick Medical Center)                      6.000    09/01/2013           20,054
--------------------------------------------------------------------------------------------------------------------
   50,625,000   Alliance Airport Authority, TX (American Airlines)              5.250    12/01/2029       38,764,069
--------------------------------------------------------------------------------------------------------------------
   93,500,000   Alliance Airport Authority, TX (American Airlines)              5.750    12/01/2029       77,038,390
--------------------------------------------------------------------------------------------------------------------
      305,000   Alliance Airport Authority, TX (American Airlines)              7.000    12/01/2011          301,895
--------------------------------------------------------------------------------------------------------------------
    4,000,000   Austin, TX Convention Enterprises (Convention Center) 2         5.750    01/01/2034        3,740,320
--------------------------------------------------------------------------------------------------------------------
      230,000   Beaumont, TX Multifamily HDC
                (Madison on the Lake Apartments)                                7.750    12/01/2028          223,611
--------------------------------------------------------------------------------------------------------------------
      370,000   Bexar County, TX HFC (American Opportunity Hsg.)                7.500    01/01/2013          354,697
--------------------------------------------------------------------------------------------------------------------
      980,000   Bexar County, TX HFC (American Opportunity Hsg.)                8.000    01/01/2031          848,033
--------------------------------------------------------------------------------------------------------------------
    1,195,000   Bexar County, TX HFC (American Opportunity Hsg.)                8.250    12/01/2037          999,402
--------------------------------------------------------------------------------------------------------------------
      970,000   Bexar County, TX HFC (American Opportunity Hsg.)                9.250    12/01/2037          805,624
--------------------------------------------------------------------------------------------------------------------
    1,130,000   Bexar County, TX HFC
                (American Opportunity Hsg.-Nob Hill Apartments) 8               8.500    06/01/2031          676,881
--------------------------------------------------------------------------------------------------------------------
    1,010,000   Bexar County, TX HFC (Doral Club)                               8.750    10/01/2036          920,534
--------------------------------------------------------------------------------------------------------------------
      210,000   Bexar County, TX HFC (Honey Creek LLC)                          8.000    04/01/2030          199,859


                 62 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$     100,000   Bexar County, TX HFC (Honey Creek LLC)                          9.000%   04/01/2030   $       92,078
--------------------------------------------------------------------------------------------------------------------
    1,460,000   Bexar County, TX HFC (Perrin Square)                            9.750    11/20/2031        1,488,441
--------------------------------------------------------------------------------------------------------------------
   14,080,000   Brazos River Authority, TX (TXU Energy Company)                 6.750    04/01/2038       13,984,678
--------------------------------------------------------------------------------------------------------------------
   13,500,000   Brazos River Authority, TX Pollution Control
                (TXU Energy Company) 1                                          5.400    05/01/2029       11,251,440
--------------------------------------------------------------------------------------------------------------------
   37,100,000   Brazos River Authority, TX Pollution Control
                (TXU Energy Company)                                            5.000    03/01/2041       27,175,379
--------------------------------------------------------------------------------------------------------------------
    2,345,000   Brazos River Authority, TX Pollution Control
                (TXU Energy Company) 2                                          6.300    07/01/2032        2,153,765
--------------------------------------------------------------------------------------------------------------------
   11,420,000   Brazos River Authority, TX Pollution Control
                (TXU Energy Company)                                            6.750    10/01/2038       11,123,308
--------------------------------------------------------------------------------------------------------------------
   21,720,000   Brazos River Authority, TX Pollution Control
                (TXU Energy Company)                                            7.700    04/01/2033       22,517,124
--------------------------------------------------------------------------------------------------------------------
   17,220,000   Cambridge, TX Student Hsg.
                (Cambridge Student Hsg. Devel.)                                 7.000    11/01/2039       17,951,678
--------------------------------------------------------------------------------------------------------------------
      190,000   Cass County, TX IDC (International Paper Company)               6.600    03/15/2024          195,445
--------------------------------------------------------------------------------------------------------------------
   10,000,000   Dallas-Fort Worth, TX International Airport 1                   5.000    11/01/2035        9,969,500
--------------------------------------------------------------------------------------------------------------------
       65,000   Dallas-Fort Worth, TX International Airport                     5.000    11/01/2035           64,801
--------------------------------------------------------------------------------------------------------------------
       25,000   Dallas-Fort Worth, TX International Airport                     5.500    11/01/2035           25,258
--------------------------------------------------------------------------------------------------------------------
       20,000   Dallas-Fort Worth, TX International Airport                     5.750    11/01/2030           20,481
--------------------------------------------------------------------------------------------------------------------
   32,500,000   Dallas-Fort Worth, TX International Airport
                (American Airlines/AMR Corp. Obligated Group)                   5.500    11/01/2030       26,056,550
--------------------------------------------------------------------------------------------------------------------
      320,000   Dallas-Fort Worth, TX International Airport Facility
                (American Airlines)                                             6.000    11/01/2014          302,400
--------------------------------------------------------------------------------------------------------------------
   63,880,000   Dallas-Fort Worth, TX International Airport Facility
                (American Airlines)                                             6.375    05/01/2035       56,548,492
--------------------------------------------------------------------------------------------------------------------
      305,000   Dallas-Fort Worth, TX International Airport Facility
                (American Airlines)                                             8.250    11/01/2036          319,265
--------------------------------------------------------------------------------------------------------------------
   22,100,000   Dallas-Fort Worth, TX International Airport Facility
                Improvement Corp.                                               9.000    05/01/2029       24,400,168
--------------------------------------------------------------------------------------------------------------------
   45,945,000   Dallas-Fort Worth, TX International Airport Facility
                Improvement Corp.                                               9.125    05/01/2029       50,715,010
--------------------------------------------------------------------------------------------------------------------
   12,330,000   Dallas-Fort Worth, TX International Airport Facility
                Improvement Corp. (Learjet)                                     6.150    01/01/2016       12,039,382
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Danbury, TX Higher Education Authority
                (AW Brown Fellowship Charter)                                   5.125    08/15/2036          961,590
--------------------------------------------------------------------------------------------------------------------
    2,115,000   Danbury, TX Higher Education Finance Corp.
                (Island Foundation)                                             6.250    02/15/2036        2,004,174
--------------------------------------------------------------------------------------------------------------------
      450,000   Decatur, TX Hospital Authority
                (Wise Regional Health System)                                   5.625    09/01/2013          453,510
--------------------------------------------------------------------------------------------------------------------
   22,950,000   Donna, TX GO 2                                                  6.250    02/15/2037       22,913,280
--------------------------------------------------------------------------------------------------------------------
    4,473,785   El Paso, TX HFC (Single Family) 2                               6.180    04/01/2033        4,925,279


                 63 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$      55,000   Gainesville, TX Hsg. Authority                                  6.800%   12/01/2020   $       57,038
--------------------------------------------------------------------------------------------------------------------
       25,000   Galveston County, TX HFC (Friendswood)                          6.200    10/01/2021           25,319
--------------------------------------------------------------------------------------------------------------------
    1,440,000   Galveston County, TX HFC (Single Family)                        6.300    09/15/2031        1,483,416
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Grapevine, TX IDC (Air Cargo)                                   6.500    01/01/2024        1,025,650
--------------------------------------------------------------------------------------------------------------------
       30,000   Greater Kelly, TX Devel. Authority (The Boeing Company)         5.350    06/01/2018           30,023
--------------------------------------------------------------------------------------------------------------------
    4,000,000   Guadalupe-Blanco, TX River Authority
                (E.I. Dupont De Nemours) 2                                      6.400    04/01/2026        4,012,440
--------------------------------------------------------------------------------------------------------------------
    4,660,000   Gulf Coast, TX IDA (Citgo Petroleum Corp.) 2                    7.500    05/01/2025        4,976,740
--------------------------------------------------------------------------------------------------------------------
   31,000,000   Gulf Coast, TX IDA (Microgy Holdings)                           7.000    12/01/2036       29,228,350
--------------------------------------------------------------------------------------------------------------------
       70,000   Gulf Coast, TX Waste Disposal Authority (FMC Corp.)             7.050    10/01/2009           70,728
--------------------------------------------------------------------------------------------------------------------
    5,755,000   Gulf Coast, TX Waste Disposal Authority
                (International Paper Company) 2                                 6.100    08/01/2024        5,876,085
--------------------------------------------------------------------------------------------------------------------
    2,335,000   Gulf Coast, TX Waste Disposal Authority
                (Valero Energy Corp.)                                           5.600    04/01/2032        2,243,725
--------------------------------------------------------------------------------------------------------------------
      150,000   Gulf Coast, TX Waste Disposal Authority
                (Valero Energy Corp.)                                           5.700    04/01/2032          145,212
--------------------------------------------------------------------------------------------------------------------
    5,975,000   Harris County, TX IDC (Continental Airlines)                    5.375    07/01/2019        5,356,468
--------------------------------------------------------------------------------------------------------------------
    1,750,000   HFDC of Central TX
                (Legacy at Willow Bend Retirement Community)                    5.625    11/01/2026        1,629,093
--------------------------------------------------------------------------------------------------------------------
    2,750,000   HFDC of Central TX
                (Legacy at Willow Bend Retirement Community)                    5.750    11/01/2036        2,527,828
--------------------------------------------------------------------------------------------------------------------
    2,000,000   HFDC of Central TX
                (Lutheran Social Services of the South)                         6.875    02/15/2032        2,032,900
--------------------------------------------------------------------------------------------------------------------
    4,000,000   HFDC of Central TX (Villa De San Antonio)                       6.250    05/15/2036        3,806,480
--------------------------------------------------------------------------------------------------------------------
      115,000   Houston, TX Airport Special Facilities (Continental Airlines)   5.500    07/15/2017          115,121
--------------------------------------------------------------------------------------------------------------------
    7,915,000   Houston, TX Airport Special Facilities (Continental Airlines)   5.700    07/15/2029        7,057,647
--------------------------------------------------------------------------------------------------------------------
    7,290,000   Houston, TX Airport Special Facilities (Continental Airlines)   5.700    07/15/2029        6,500,347
--------------------------------------------------------------------------------------------------------------------
   21,165,000   Houston, TX Airport Special Facilities (Continental Airlines)   6.125    07/15/2017       20,588,254
--------------------------------------------------------------------------------------------------------------------
   18,610,000   Houston, TX Airport Special Facilities (Continental Airlines)   6.125    07/15/2027       17,609,713
--------------------------------------------------------------------------------------------------------------------
   17,415,000   Houston, TX Airport Special Facilities (Continental Airlines)   6.125    07/15/2027       16,466,231
--------------------------------------------------------------------------------------------------------------------
   20,750,000   Houston, TX Airport Special Facilities (Continental
                Airlines) 7                                                     6.750    07/01/2021       20,992,360
--------------------------------------------------------------------------------------------------------------------
   59,445,000   Houston, TX Airport Special Facilities (Continental Airlines)   6.750    07/01/2029       59,894,345
--------------------------------------------------------------------------------------------------------------------
      100,000   Houston, TX Airport Special Facilities (Continental Airlines)   7.000    07/01/2029          102,212
--------------------------------------------------------------------------------------------------------------------
    3,110,000   Houston, TX Airport Special Facilities (Continental
                Airlines) 7                                                     7.375    07/01/2022        3,209,178
--------------------------------------------------------------------------------------------------------------------
       75,000   Houston, TX Airport System                                      5.000    07/01/2027           75,233
--------------------------------------------------------------------------------------------------------------------
    9,860,000   Houston, TX HFC (Hometowne on Bellfort) 1,6                     5.250    12/01/2040        9,775,450
--------------------------------------------------------------------------------------------------------------------
    2,064,000   Houston, TX HFC (RRG Houston Apartments)                        6.250    09/20/2035        2,143,959
--------------------------------------------------------------------------------------------------------------------
      405,000   Houston, TX IDC (Air Cargo)                                     6.375    01/01/2023          413,254
--------------------------------------------------------------------------------------------------------------------
    1,000,000   IAH TX Public Facility Corp.                                    6.000    05/01/2016          975,490
--------------------------------------------------------------------------------------------------------------------
    1,500,000   IAH TX Public Facility Corp.                                    6.125    05/01/2026        1,415,010
--------------------------------------------------------------------------------------------------------------------
    2,200,000   IAH TX Public Facility Corp.                                    7.750    05/01/2026        2,220,130


                 64 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$     730,000   Laredo, TX HFC                                                  6.950%   10/01/2027   $      742,133
--------------------------------------------------------------------------------------------------------------------
    9,000,000   Lewisville, TX GO                                               6.125    09/01/2029        8,946,180
--------------------------------------------------------------------------------------------------------------------
    1,840,000   Lubbock, TX HFC (Las Colinas Quail Creek Apartments)            6.000    07/01/2032        1,623,082
--------------------------------------------------------------------------------------------------------------------
       25,000   Lubbock, TX HFC, Series A                                       6.150    10/01/2030           26,137
--------------------------------------------------------------------------------------------------------------------
      575,000   Matagorda County, TX Navigation District (Reliant Energy)       5.950    05/01/2030          562,528
--------------------------------------------------------------------------------------------------------------------
      390,000   Maverick County, TX Public Facility Corp.                       6.375    02/01/2029          362,380
--------------------------------------------------------------------------------------------------------------------
       70,000   Midland County, TX Hospital District                            5.375    06/01/2016           70,151
--------------------------------------------------------------------------------------------------------------------
      715,000   Midlothian, TX Devel. Authority Tax Increment                   5.125    11/15/2026          681,366
--------------------------------------------------------------------------------------------------------------------
    3,500,000   Mission, TX EDC (Allied Waste Industries) 2                     5.200    04/01/2018        3,196,165
--------------------------------------------------------------------------------------------------------------------
    1,380,000   Newton County, TX Public Facility Corp.                         8.000    03/01/2019        1,400,272
--------------------------------------------------------------------------------------------------------------------
      100,000   Northwest Harris County, TX Municipal Utility District
                (Waterworks & Sewer)                                            6.100    04/01/2012          100,146
--------------------------------------------------------------------------------------------------------------------
    6,120,000   Port of Bay City, TX (Hoechst Celanese Corp.) 2                 6.500    05/01/2026        5,953,720
--------------------------------------------------------------------------------------------------------------------
   15,000,000   Port of Corpus Christi, TX Authority (CNA Holdings)             6.700    11/01/2030       14,894,100
--------------------------------------------------------------------------------------------------------------------
   12,196,329   Sabine Neches, TX HFC (Single Family Mtg.) 1                    4.875    12/01/2039       12,365,166
--------------------------------------------------------------------------------------------------------------------
    4,100,000   Sabine, TX River Authority Pollution Control
                (TXU Electric Company) 2                                        6.150    08/01/2022        3,854,902
--------------------------------------------------------------------------------------------------------------------
    1,785,000   Sabine, TX River Authority Pollution Control
                (TXU Electric Company)                                          6.450    06/01/2021        1,707,263
--------------------------------------------------------------------------------------------------------------------
   42,260,000   San Antonio, TX Convention Center Hotel Finance
                Corp. (Empowerment Zone) 1                                      5.000    07/15/2039       41,773,504
--------------------------------------------------------------------------------------------------------------------
      385,000   San Antonio, TX HFC (Encinal Apartments)                        7.500    09/01/2027          382,817
--------------------------------------------------------------------------------------------------------------------
       25,000   San Antonio, TX HFC (La Risa Apartments)                        8.250    01/01/2026           23,801
--------------------------------------------------------------------------------------------------------------------
    7,000,000   San Antonio, TX HFC (Midcrowne Senior Apartments) 1             5.150    06/20/2047        6,537,755
--------------------------------------------------------------------------------------------------------------------
       25,000   San Antonio, TX HFC (Point East Section 8) 8                    7.500    08/01/2023           17,657
--------------------------------------------------------------------------------------------------------------------
    4,978,856   San Antonio, TX Hsg. Trust Finance Corp.
                (Single Family Mtg.)                                            4.950 3  10/01/2039        5,133,201
--------------------------------------------------------------------------------------------------------------------
    3,600,000   Southeast TX HFC (Forest View Apartments) 2                     6.750    07/01/2037        3,363,444
--------------------------------------------------------------------------------------------------------------------
       90,000   Southeast TX HFC. (Hsg. Assistance Foundation) 8,10             7.500    09/01/2028           67,787
--------------------------------------------------------------------------------------------------------------------
      310,000   Springhill, TX Courtland Heights Public Facility Corp.          5.125    12/01/2008          311,522
--------------------------------------------------------------------------------------------------------------------
    6,030,000   Springhill, TX Courtland Heights Public Facility Corp.          5.850    12/01/2028        5,856,396
--------------------------------------------------------------------------------------------------------------------
    4,250,000   Tarrant County, TX Cultural Education Facilities Finance
                Corp. (Buckingham Senior Living Community)                      5.750    11/15/2037        3,850,118
--------------------------------------------------------------------------------------------------------------------
   10,755,000   Tarrant County, TX HFC (Lindberg Park) 1                        5.150    10/20/2047       10,106,064
--------------------------------------------------------------------------------------------------------------------
   10,935,000   Tarrant County, TX HFC (Multifamily Hsg.) 1                     5.200    12/20/2048       10,618,998
--------------------------------------------------------------------------------------------------------------------
   14,920,000   Tarrant County, TX HFC (Village Creek Apartments) 1             5.000    04/20/2048       13,982,800
--------------------------------------------------------------------------------------------------------------------
    1,600,000   Travis County, TX HFDC (Querencia Barton Creek)                 5.650    11/15/2035        1,486,896
--------------------------------------------------------------------------------------------------------------------
    8,400,000   Trinity, TX River Authority (General Motors Corp.) 6            7.000 3  04/01/2009        8,400,000
--------------------------------------------------------------------------------------------------------------------
    2,495,000   Trinity, TX River Authority (TXU Energy Company) 2              6.250    05/01/2028        2,305,106
--------------------------------------------------------------------------------------------------------------------
   20,500,000   Trophy Club, TX Public Improvement
                (Highlands Trophy Club) 2                                       7.750    10/01/2037       20,589,175


                 65 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$   2,320,000   TX Affordable Hsg. Corp.
                (American Hsg. Foundation) 8,10                                 8.000%   03/01/2032   $      503,556
--------------------------------------------------------------------------------------------------------------------
    2,965,000   TX Affordable Hsg. Corp.
                (Ashton Place & Woodstock Apartments) 2,8                       6.300    08/01/2033        2,248,775
--------------------------------------------------------------------------------------------------------------------
    6,255,000   TX Affordable Hsg. Corp.
                (South Texas Affordable Properties Corp.) 2                     8.000    03/01/2032        5,955,511
--------------------------------------------------------------------------------------------------------------------
   36,000,000   TX Angelina & Neches River Authority (Aspen Power)              6.500    11/01/2029       31,657,320
--------------------------------------------------------------------------------------------------------------------
       20,000   TX Angelina & Neches River Authority Solid Waste
                (Champion International Corp.)                                  6.300    04/01/2018           20,026
--------------------------------------------------------------------------------------------------------------------
      250,000   TX Angelina & Neches River Authority Waste Disposal
                (Temple-Inland)                                                 6.950    05/01/2023          249,010
--------------------------------------------------------------------------------------------------------------------
       15,000   TX Dept. of Hsg. & Community Affairs                            5.350    07/01/2033           16,026
--------------------------------------------------------------------------------------------------------------------
      105,000   TX Dept. of Hsg. & Community Affairs
                (Pebble Brook Apartments)                                       5.600    12/01/2030          106,215
--------------------------------------------------------------------------------------------------------------------
      160,000   TX Dept. of Hsg. & Community Affairs
                (Sugar Creek Apartments)                                        6.000    01/01/2042          167,842
--------------------------------------------------------------------------------------------------------------------
    6,750,000   TX Dept. of Hsg. & Community Affairs
                (Summit Point Apartments) 1                                     5.250    06/20/2047        6,617,335
--------------------------------------------------------------------------------------------------------------------
   40,000,000   TX Dept. of Hsg. & Community Affairs, Series A 1                5.000    07/01/2034       38,996,600
--------------------------------------------------------------------------------------------------------------------
       10,000   TX GO                                                           5.750    08/01/2020           10,083
--------------------------------------------------------------------------------------------------------------------
      300,000   TX Lower CO River Authority Pollution Control
                (Samsung Electronics Company)                                   6.375    04/01/2027          301,590
--------------------------------------------------------------------------------------------------------------------
   38,380,000   TX Multifamily Housing Options (Affordable Hsg.) 6              4.865 3  01/01/2039       38,322,430
--------------------------------------------------------------------------------------------------------------------
    1,780,000   TX Multifamily Hsg. Revenue Bond Pass-Thru Certificates
                (MS Loveland/American International Group
                Obligated Group)                                                6.000 9  11/01/2033        1,832,866
--------------------------------------------------------------------------------------------------------------------
    1,510,000   TX Multifamily Hsg. Revenue Bond Pass-Thru Certificates
                (Skyway Villas)                                                 5.950    11/01/2034        1,575,504
--------------------------------------------------------------------------------------------------------------------
  351,000,000   TX Municipal Gas Acquisition & Supply Corp. 1                   3.894 3  12/15/2017      319,374,900
--------------------------------------------------------------------------------------------------------------------
  722,955,000   TX Municipal Gas Acquisition & Supply Corp. 1                   4.044 3  12/15/2026      605,399,265
--------------------------------------------------------------------------------------------------------------------
   39,960,000   TX Municipal Gas Acquisition & Supply Corp. 1                   4.214 3  09/15/2027       34,763,250
--------------------------------------------------------------------------------------------------------------------
   15,000,000   TX Municipal Gas Acquisition & Supply Corp. 1                   4.794 3  12/15/2026       13,123,401
--------------------------------------------------------------------------------------------------------------------
       40,000   TX Municipal Gas Acquisition & Supply Corp.                     4.214 3  09/15/2027           34,800
--------------------------------------------------------------------------------------------------------------------
    4,360,000   TX Panhandle HFA (Amarillo Affordable Hsg.) 8,10                6.750    03/01/2031        1,689,936
--------------------------------------------------------------------------------------------------------------------
    3,075,000   TX Public Finance Authority Charter School Finance Corp.
                (Cosmos Foundation) 2                                           5.375    02/15/2037        2,656,062
--------------------------------------------------------------------------------------------------------------------
    1,600,000   TX Public Finance Authority Charter School Finance Corp.
                (Ed-Burnham Wood)                                               6.250    09/01/2036        1,565,504
--------------------------------------------------------------------------------------------------------------------
       50,000   TX Student Hsg. Corp. (Midwestern State University)             6.500    09/01/2022           52,956
--------------------------------------------------------------------------------------------------------------------
       50,000   TX Student Hsg. Corp. (University of North Texas)               6.000    07/01/2011           49,369
--------------------------------------------------------------------------------------------------------------------
      635,000   TX Student Hsg. Corp. (University of North Texas)               6.750    07/01/2021          605,650
--------------------------------------------------------------------------------------------------------------------
      200,000   TX Student Hsg. Corp. (University of North Texas)               6.850    07/01/2031          184,606


                 66 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$     100,000   TX Veterans Hsg. Assistance                                     6.100%   06/01/2021   $      103,985
--------------------------------------------------------------------------------------------------------------------
   10,000,000   TX Veterans Hsg. Assistance GO 1                                6.150    12/01/2028       10,221,900
--------------------------------------------------------------------------------------------------------------------
       50,000   TX Veterans Hsg. Assistance, Series B                           5.800    12/01/2014           51,989
                                                                                                      --------------
                                                                                                       1,988,443,445
--------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--1.1%
       55,000   Guam GO                                                         5.400    11/15/2018           55,008
--------------------------------------------------------------------------------------------------------------------
      700,000   Northern Mariana Islands Commonwealth, Series A                 6.750    10/01/2033          740,817
--------------------------------------------------------------------------------------------------------------------
   94,500,000   Puerto Rico Sales Tax Financing Corp., Series A 1               4.221 3  08/01/2057       79,703,190
                                                                                                      --------------
                                                                                                          80,499,015
--------------------------------------------------------------------------------------------------------------------
UTAH--0.2%
      650,000   Carbon County, UT Solid Waste Disposal
                (Allied Waste Industries)                                       7.450    07/01/2017          660,413
--------------------------------------------------------------------------------------------------------------------
    2,085,000   Carbon County, UT Solid Waste Disposal
                (Allied Waste Industries) 2                                     7.500    02/01/2010        2,091,526
--------------------------------------------------------------------------------------------------------------------
    2,800,000   Carbon County, UT Solid Waste Disposal
                (Sunnyside Cogeneration)                                        7.100    08/15/2023        2,912,252
--------------------------------------------------------------------------------------------------------------------
       85,000   Emery County, UT Pollution Control (Pacificorp)                 5.625    11/01/2023           87,406
--------------------------------------------------------------------------------------------------------------------
       70,000   Tooele County, UT Hazardous Waste Treatment
                (Union Pacific Corp.)                                           5.700    11/01/2026           70,367
--------------------------------------------------------------------------------------------------------------------
    1,935,000   UT HFA (RHA Community Service of Utah)                          6.875    07/01/2027        1,936,045
--------------------------------------------------------------------------------------------------------------------
       25,000   UT State Building Ownership Authority, Series A                 5.750    08/15/2011           25,420
--------------------------------------------------------------------------------------------------------------------
    1,315,000   Utah County, UT Charter School (Lincoln Academy)                5.875    06/15/2037        1,262,045
--------------------------------------------------------------------------------------------------------------------
      825,000   Utah County, UT Charter School (Renaissance Academy)            5.625    07/15/2037          762,168
--------------------------------------------------------------------------------------------------------------------
    4,425,000   West Valley City, UT Sewer (East Hollywood High School) 2       5.625    06/15/2037        4,088,125
                                                                                                      --------------
                                                                                                          13,895,767
--------------------------------------------------------------------------------------------------------------------
VERMONT--0.1%
    2,000,000   VT EDA (Wake Robin Corp.)                                       5.375    05/01/2036        1,752,300
--------------------------------------------------------------------------------------------------------------------
       50,000   VT EDA (Wake Robin Corp.)                                       6.000    03/01/2022           49,529
--------------------------------------------------------------------------------------------------------------------
    2,889,900   VT Educational & Health Buildings Financing Agency
                (Marlboro College) 2                                            3.570    04/01/2019        2,612,268
--------------------------------------------------------------------------------------------------------------------
       60,000   VT HFA (Single Family), Series 9                                5.400    05/01/2037           60,586
                                                                                                      --------------
                                                                                                           4,474,683
--------------------------------------------------------------------------------------------------------------------
VIRGINIA--1.4%
      570,000   Bedford County, VA IDA (Georgia-Pacific Corp.)                  5.600    12/01/2025          502,284
--------------------------------------------------------------------------------------------------------------------
      595,000   Bedford County, VA IDA (Georgia-Pacific Corp.)                  6.300    12/01/2025          567,112
--------------------------------------------------------------------------------------------------------------------
    2,535,000   Bedford County, VA IDA (Georgia-Pacific Corp.) 2                6.550    12/01/2025        2,481,283
--------------------------------------------------------------------------------------------------------------------
   12,250,000   Farms New Kent, VA Community Devel. Authority
                Special Assessment 2                                            5.125    03/01/2036        9,880,973
--------------------------------------------------------------------------------------------------------------------
    7,000,000   Farms New Kent, VA Community Devel. Authority
                Special Assessment                                              5.450    03/01/2036        5,894,910


                 67 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
VIRGINIA Continued
$   3,206,000   Farms New Kent, VA Community Devel.
                Authority Special Assessment                                    5.800%   03/01/2036   $    2,822,691
--------------------------------------------------------------------------------------------------------------------
      475,000   Giles County, VA IDA (Hoechst Celanese Corp.)                   5.950    12/01/2025          435,423
--------------------------------------------------------------------------------------------------------------------
   10,000,000   Giles County, VA IDA (Hoechst Celanese Corp.)                   6.450    05/01/2026        9,676,400
--------------------------------------------------------------------------------------------------------------------
    7,930,000   Giles County, VA IDA (Hoechst Celanese Corp.) 2                 6.625    12/01/2022        7,724,930
--------------------------------------------------------------------------------------------------------------------
      235,000   Goochland County, VA IDA (Georgia-Pacific Corp.)                5.650    12/01/2025          206,302
--------------------------------------------------------------------------------------------------------------------
    7,000,000   Halifax County, VA IDA
                (Old Dominion Electric Cooperative) 1                           5.625    06/01/2028        7,357,700
--------------------------------------------------------------------------------------------------------------------
    3,325,000   Hampton, VA Redevel. and Hsg. Authority (Olde Hampton)          6.500    07/01/2016        3,183,954
--------------------------------------------------------------------------------------------------------------------
    1,990,000   Isle Wight County, VA IDA Environmental Improvement
                (International Paper Company)                                   6.600    05/01/2024        2,055,909
--------------------------------------------------------------------------------------------------------------------
    4,000,000   Lewistown, VA Commerce Center Community
                Devel. Authority                                                6.050    03/01/2027        3,867,640
--------------------------------------------------------------------------------------------------------------------
      350,000   Lynchburg, VA IDA
                (Westminster-Canterbury Residential Care Facility)              5.000    07/01/2031          318,108
--------------------------------------------------------------------------------------------------------------------
    3,000,000   New Port, VA CDA                                                5.600    09/01/2036        2,636,100
--------------------------------------------------------------------------------------------------------------------
    2,050,000   Norfolk, VA EDA, Series A 2                                     6.000    11/01/2036        1,905,844
--------------------------------------------------------------------------------------------------------------------
    1,085,000   Norfolk, VA Redevel. & Hsg. Authority
                (First Mtg.-Retirement Community)                               6.125    01/01/2035        1,064,602
--------------------------------------------------------------------------------------------------------------------
    9,675,000   Peninsula, VA Town Center Community Devel. Authority
                Special Obligation                                              6.450    09/01/2037        9,655,263
--------------------------------------------------------------------------------------------------------------------
    6,300,000   VA Celebrate South CDA Special Assessment                       6.250    03/01/2037        6,090,966
--------------------------------------------------------------------------------------------------------------------
    3,400,000   VA H2O Community Devel. Authority                               5.200    09/01/2037        2,801,260
--------------------------------------------------------------------------------------------------------------------
   15,000,000   VA Hsg. Devel. Authority 1                                      5.100    10/01/2035       14,812,800
--------------------------------------------------------------------------------------------------------------------
    2,500,000   West Point, VA IDA Solid Waste (Chesapeake Corp.) 2             6.375    03/01/2019        2,090,375
                                                                                                      --------------
                                                                                                          98,032,829
--------------------------------------------------------------------------------------------------------------------
WASHINGTON--1.0%
   12,000,000   Chelan County, WA Public Utility District No. 001
                (Chelan Hydropower) 1                                           5.600    01/01/2036       12,479,400
--------------------------------------------------------------------------------------------------------------------
       30,000   Chelan County, WA Public Utility District No. 1
                (Chelan Hydro System)                                           5.250    07/01/2037           30,320
--------------------------------------------------------------------------------------------------------------------
       25,000   King County, WA Hsg. Authority (Cascadian Apartments)           6.800    07/01/2019           25,144
--------------------------------------------------------------------------------------------------------------------
       70,000   King County, WA Hsg. Authority
                (Eastwood Square Apartments)                                    5.450    01/01/2041           70,327
--------------------------------------------------------------------------------------------------------------------
       15,000   King County, WA Hsg. Authority (Kona Village)                   6.700    01/01/2020           15,396
--------------------------------------------------------------------------------------------------------------------
      125,000   King County, WA Hsg. Authority
                (Southwood Square Apartments)                                   6.100    10/01/2021          127,578
--------------------------------------------------------------------------------------------------------------------
      725,000   King County, WA Hsg. Authority (Southwood Square
                Apartments)                                                     6.200    10/01/2031          734,171
--------------------------------------------------------------------------------------------------------------------
       40,000   King County, WA Hsg. Authority (Woodridge Park)                 6.250    05/01/2015           40,150
--------------------------------------------------------------------------------------------------------------------
       50,000   King County, WA Hsg. Authority (Woodridge Park)                 6.350    05/01/2025           50,167


                 68 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
WASHINGTON Continued
$   2,000,000   Kitsap County, WA Consolidated Hsg. Authority                   5.500%   06/01/2027   $    1,968,280
--------------------------------------------------------------------------------------------------------------------
    2,350,000   Kitsap County, WA Consolidated Hsg. Authority                   5.600    06/01/2037        2,286,151
--------------------------------------------------------------------------------------------------------------------
       50,000   Kitsap County, WA Consolidated Hsg. Authority
                (Heritage Apartments)                                           6.100    10/01/2031           50,457
--------------------------------------------------------------------------------------------------------------------
    2,465,000   Port Camas, WA Public Industrial Corp.
                (James River Corp. of Virginia) 2                               6.700    04/01/2023        2,463,546
--------------------------------------------------------------------------------------------------------------------
       65,000   Port of Seattle, WA GO                                          5.100    04/01/2024           65,104
--------------------------------------------------------------------------------------------------------------------
    1,600,000   Port of Seattle, WA Special Facility (Northwest Airlines)       7.125    04/01/2020        1,632,000
--------------------------------------------------------------------------------------------------------------------
       50,000   Snohomish County, WA Hsg. Authority                             6.400    04/01/2026           50,174
--------------------------------------------------------------------------------------------------------------------
    2,500,000   Snohomish County, WA Hsg. Authority
                (Westwood Crossing Apartments)                                  5.250    05/01/2037        2,322,125
--------------------------------------------------------------------------------------------------------------------
      100,000   Snohomish County, WA Hsg. Authority
                (Whispering Pines Apartments)                                   5.100    09/01/2015          101,687
--------------------------------------------------------------------------------------------------------------------
    1,675,000   Snohomish County, WA Hsg. Authority
                (Whispering Pines Apartments)                                   5.600    09/01/2025        1,687,764
--------------------------------------------------------------------------------------------------------------------
    1,250,000   Snohomish County, WA Hsg. Authority
                (Whispering Pines Apartments)                                   5.750    09/01/2030        1,257,938
--------------------------------------------------------------------------------------------------------------------
       75,000   Tacoma, WA Hsg. Authority
                (Polynesia Village Apartments)                                  5.850    12/01/2022           75,053
--------------------------------------------------------------------------------------------------------------------
      105,000   Tacoma, WA Hsg. Authority
                (Polynesia Village Apartments)                                  5.900    12/01/2027          105,063
--------------------------------------------------------------------------------------------------------------------
       85,000   Tacoma, WA Port Authority                                       5.300    12/01/2017           85,065
--------------------------------------------------------------------------------------------------------------------
       20,000   Vancouver, WA Hsg. Authority                                    5.625    03/01/2028           19,939
--------------------------------------------------------------------------------------------------------------------
   13,160,000   WA HFC (Single Family Programs) 1                               5.150    06/01/2037       12,992,407
--------------------------------------------------------------------------------------------------------------------
   10,760,000   WA Kalispel Tribe Indians Priority District                     6.750    01/01/2038       10,775,710
--------------------------------------------------------------------------------------------------------------------
    4,460,000   WA Tobacco Settlement Authority (TASC) 2                        6.500    06/01/2026        4,597,903
--------------------------------------------------------------------------------------------------------------------
   14,285,000   WA Tobacco Settlement Authority (TASC) 2                        6.625    06/01/2032       14,591,270
                                                                                                      --------------
                                                                                                          70,700,289
--------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.5%
   21,700,000   Braxton County, WV Solid Waste Disposal
                (Weyerhaeuser Company) 1                                        5.400    05/01/2025       20,444,004
--------------------------------------------------------------------------------------------------------------------
       25,000   Kingswood, WV Sewage System                                     6.000    10/01/2025           25,288
--------------------------------------------------------------------------------------------------------------------
      600,000   Ohio County, WV Commission Special District
                Excise Tax (Fort Henry Centre)                                  5.625    03/01/2036          560,364
--------------------------------------------------------------------------------------------------------------------
       15,000   WV Hospital Finance Authority
                (Charleston Area Medical Center)                                7.250    10/01/2014           15,041
--------------------------------------------------------------------------------------------------------------------
    7,250,000   WV Hsg. Devel. Fund 1                                           5.200    05/01/2038        7,167,599
--------------------------------------------------------------------------------------------------------------------
    8,465,000   WV State Hsg. Devel. Fund, Series D 1                           5.350    11/01/2032        8,783,138
                                                                                                      --------------
                                                                                                          36,995,434


                 69 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
WISCONSIN--1.7%
$  28,000,000   Aztalan, WI Exempt Facility (Renew Energy)                      7.500%   05/01/2018  $    24,990,280
--------------------------------------------------------------------------------------------------------------------
       65,000   Badger, WI Tobacco Asset Securitization Corp.                   6.125    06/01/2027           66,730
--------------------------------------------------------------------------------------------------------------------
   39,195,000   Badger, WI Tobacco Asset Securitization Corp.                   6.375    06/01/2032       39,603,412
--------------------------------------------------------------------------------------------------------------------
    6,510,000   Kaukauna, WI Environmental Improvement
                (International Paper Company)                                   5.250    06/01/2029        6,033,143
--------------------------------------------------------------------------------------------------------------------
      660,000   Milwaukee, WI (Aero Milwaukee)                                  6.500    01/01/2025          676,929
--------------------------------------------------------------------------------------------------------------------
    1,220,000   Milwaukee, WI (Air Cargo)                                       7.500    01/01/2025        1,286,087
--------------------------------------------------------------------------------------------------------------------
    4,120,000   Necedah, WI Community Devel. Authority Exempt
                Facility (Castle Rock Renewable Fuels) 2                        7.500    03/01/2018        3,738,776
--------------------------------------------------------------------------------------------------------------------
      165,000   New Berlin, WI Hsg. Authority (Pinewood Creek) 6                6.800    11/01/2012          165,021
--------------------------------------------------------------------------------------------------------------------
      160,000   New Berlin, WI Hsg. Authority (Pinewood Creek) 6                6.850    05/01/2013          160,010
--------------------------------------------------------------------------------------------------------------------
    1,595,000   New Berlin, WI Hsg. Authority (Pinewood Creek) 6                7.125    05/01/2024        1,594,856
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Onalaska, WI Community Devel. Authority
                (Bethany Lutheran Homes)                                        5.250    01/01/2042        1,725,800
--------------------------------------------------------------------------------------------------------------------
      200,000   Reedsburg, WI Industrial Devel. Revenue (Seats, Inc.)           6.250    05/01/2019          199,576
--------------------------------------------------------------------------------------------------------------------
    1,750,000   Sokaogon, WI Chippewa Community (Gaming)                        7.000    01/01/2026        1,651,580
--------------------------------------------------------------------------------------------------------------------
    1,800,000   Sokaogon, WI Chippewa Community (Gaming)                        8.250    01/01/2017        1,736,370
--------------------------------------------------------------------------------------------------------------------
      100,000   WI GO                                                           5.350    05/01/2028          100,051
--------------------------------------------------------------------------------------------------------------------
       35,000   WI GO                                                           5.350    05/01/2028           35,014
--------------------------------------------------------------------------------------------------------------------
       20,000   WI GO                                                           6.000    05/01/2027           20,031
--------------------------------------------------------------------------------------------------------------------
       55,000   WI H&EFA (Aurora Health Care)                                   5.625    02/15/2029           54,596
--------------------------------------------------------------------------------------------------------------------
    1,600,000   WI H&EFA (Catholic Residential Services)                        5.250    05/01/2028        1,376,384
--------------------------------------------------------------------------------------------------------------------
    1,000,000   WI H&EFA (Eastcastle Place)                                     6.125    12/01/2034          957,450
--------------------------------------------------------------------------------------------------------------------
       20,000   WI H&EFA (Marshfield Clinic)                                    5.750    02/15/2027           20,226
--------------------------------------------------------------------------------------------------------------------
       70,000   WI H&EFA (Marshfield Clinic)                                    6.250    02/15/2029           73,103
--------------------------------------------------------------------------------------------------------------------
    8,000,000   WI H&EFA (Ministry Health Care) 1                               5.250    02/15/2032        8,125,280
--------------------------------------------------------------------------------------------------------------------
    1,650,000   WI H&EFA (St. Clare Terrance)                                   5.750    12/01/2036        1,506,483
--------------------------------------------------------------------------------------------------------------------
    7,335,000   WI H&EFA (Wellington Homes) 2                                   6.750    09/01/2037        7,062,431
--------------------------------------------------------------------------------------------------------------------
    1,300,000   WI H&EFA (Wisconsin Illinois Senior Hsg.)                       5.650    08/01/2021        1,249,716
--------------------------------------------------------------------------------------------------------------------
    2,385,000   WI H&EFA (Wisconsin Illinois Senior Hsg.)                       5.800    08/01/2029        2,254,159
--------------------------------------------------------------------------------------------------------------------
   15,685,000   WI Hsg. & Economic Devel. Authority 1                           5.100    09/01/2024       15,703,166
--------------------------------------------------------------------------------------------------------------------
       40,000   WI Hsg. & EDA                                                   5.150    11/01/2045           38,831
                                                                                                     ---------------
                                                                                                         122,205,491
--------------------------------------------------------------------------------------------------------------------
WYOMING--0.0%
       20,000   Afton, WY National Rural Utilities
                (Lower Valley Power & Light)                                    5.875    05/01/2026           20,226
                                                                                                     ---------------
Total Municipal Bonds and Notes (Cost $10,881,494,149)                                                10,029,350,769


                 70 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

       SHARES                                                                                                  VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--0.1%
--------------------------------------------------------------------------------------------------------------------
      332,610   Northwest Airlines Corp. 12 (Cost $5,937,921)                                         $    6,223,133

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY
--------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--0.2%
--------------------------------------------------------------------------------------------------------------------
$  20,081,234   Delta Air Lines, Inc., Sr. Unsec. Nts. 6                        8.000%   12/01/2015       17,410,430
                  (Cost $19,880,423)
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $10,907,312,493)--143.7%                                            10,052,984,332
--------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(43.7)                                                         (3,058,901,096)
                                                                                                     ---------------
NET ASSETS--100.0%                                                                                   $ 6,994,083,236
                                                                                                     ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

2. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 7 of accompanying Notes.

3. Represents the current interest rate for a variable or increasing rate security.

4. Security is subject to a deferred-interest forebearance agreement. Rate shown is current rate.

5. Zero coupon bond reflects effective yield on the date of purchase.

6. Illiquid security. The aggregate value of illiquid securities as of January 31, 2008 was $647,366,588, which represents 9.26% of the Fund's net assets. See
Note 6 of accompanying Notes.

7. When-issued security or delayed delivery to be delivered and settled after January 31, 2008. See Note 1 of accompanying Notes.

8. Issue is in default. See Note 1 of accompanying Notes.

9. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

10. Non-income producing security.

11. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $6,281,040 or 0.09% of the Fund's net assets as of January 31, 2008.

12. A sufficient amount of liquid assets has been designated to cover outstanding written call options.


                 71 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ADA       Atlanta Devel. Authority
AHF       American Housing Foundation
CAU       Clark Atlanta University
CCRC      Continuing Care Retirement Community
CDA       Communities Devel. Authority
CFGH      Central Florida Group Homes
COP       Certificates of Participation
CoMC      Community Medical Center
EDA       Economic Devel. Authority
EDC       Economic Devel. Corp.
EDFA      Economic Devel. Finance Authority
EF&CD     Environmental Facilities and Community Devel.
FMC       Flagstaff Medical Center
GO        General Obligation
GPA       General Purpose Authority
H&EFA     Health and Educational Facilities Authority
H&EFB     Health and Educational Facilities Board
H&HEFA    Hospitals and Higher Education  Facilities Authority
HDA       Hospital Devel. Authority
HDC       Housing Devel. Corp.
HE&HF     Higher Educational and Housing Facilities
HE&HFA    Higher Education and Health Facilities Authority
HE&HFB    Health Educational and Housing Facility Board
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
HFDC      Health Facilities Devel. Corp.
IDA       Industrial Devel. Agency
IDC       Industrial Devel. Corp.
IF&PCFA   Industrial Facilities & Pollution Control Financing Authority
JDAM      Julia Dyckman Andrus Memorial
JFK       John Fitzgerald Kennedy
JGCCF     Jewish Geriatric & Convalescent Center Foundation
LH        Lowman Home
LS        Lutheran Services
NH        Northgate Housing
NTH       North Terrace Housing
NYC       New York City
RHA       Resource Healthcare of America
Res Rec   Resource Recovery Facility
RITES     Residual Interest Tax Exempt Security
ROLs      Residual Option Longs
SHS       Sunnyside Health Services
SPS       Sunnyside Properties Sarasota
SR        Sunnyside Retirement
TASC      Tobacco Settlement Asset-Backed Bonds
VH        Village Housing
VS        Village Shalom
VSCF      Village Shalom Charitable Foundation
WSREC     West Suburban Recycling and Energy Corp.

--------------------------------------------------------------------------------
WRITTEN OPTIONS AS OF JANUARY 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                     NUMBER OF   EXPIRATION   EXERCISE      PREMIUM
DESCRIPTION                   TYPE   CONTRACTS         DATE      PRICE     RECEIVED        VALUE
-------------------------------------------------------------------------------------------------
Northwest Airlines Corp.      Call       1,425      2/18/08   $  15.00   $  172,858   $  498,750
Northwest Airlines Corp.      Call         600      2/18/08      12.50       82,799      366,000
Northwest Airlines Corp.      Call       1,300      2/18/08      17.50      173,673      253,500
                                                                         ------------------------
                                                                         $  429,330   $1,118,250
                                                                         ========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 72 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

January 31, 2008
-------------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------------
Investments, at value (cost $10,907,312,493)--see accompanying statement of investments           $ 10,052,984,332
-------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                               104,170,644
Shares of beneficial interest sold                                                                      68,900,255
Investments sold (including $2,230,169 sold on a when-issued or delayed delivery basis)                 15,306,632
Other                                                                                                    1,832,342
                                                                                                  -----------------
Total assets                                                                                        10,243,194,205

-------------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------------
Bank overdraft                                                                                           9,008,680
-------------------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $429,330)--see accompanying statement
of investments                                                                                           1,118,250
-------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)                                       2,729,887,431
Payable on borrowings (See Note 7)                                                                     298,600,000
Investments purchased (including $165,009,839 purchased on a when-issued or
delayed delivery basis)                                                                                170,392,360
Shares of beneficial interest redeemed                                                                  27,403,470
Dividends                                                                                                8,826,204
Interest expense on borrowings                                                                           1,727,796
Distribution and service plan fees                                                                         828,455
Trustees' compensation                                                                                     548,250
Transfer and shareholder servicing agent fees                                                              264,042
Other                                                                                                      506,031
                                                                                                  -----------------
Total liabilities                                                                                    3,249,110,969

-------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                        $  6,994,083,236
                                                                                                  =================

-------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                   $  8,025,182,068
-------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                        5,932,594
-------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                          (182,014,345)
-------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                            (855,017,081)
                                                                                                  -----------------
NET ASSETS                                                                                        $  6,994,083,236
                                                                                                  =================


                 73 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $4,766,900,147 and 442,833,433 shares of beneficial
interest outstanding)                                                   $ 10.76
Maximum offering price per share (net asset value plus sales
charge of 4.75% of offering price)                                      $ 11.30
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $466,345,310 and 43,207,740 shares of beneficial
interest outstanding)                                                   $ 10.79
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,760,837,779 and 163,879,205 shares of beneficial
interest outstanding)                                                   $ 10.74

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 74 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2008
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------
Interest                                                                                          $    313,328,683
-------------------------------------------------------------------------------------------------------------------
Other income                                                                                                 1,532
                                                                                                  -----------------
Total investment income                                                                                313,330,215

-------------------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------------------
Management fees                                                                                         14,167,464
-------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                  3,831,478
Class B                                                                                                  2,342,946
Class C                                                                                                  8,671,094
-------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                  1,114,597
Class B                                                                                                    225,886
Class C                                                                                                    559,509
-------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                                     17,662
Class B                                                                                                      3,406
Class C                                                                                                      9,247
-------------------------------------------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate notes issued (See Note 1)                         52,351,791
-------------------------------------------------------------------------------------------------------------------
Interest expense on borrowings                                                                           7,059,637
-------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                128,284
-------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                      88,383
-------------------------------------------------------------------------------------------------------------------
Other                                                                                                      692,063
                                                                                                  -----------------
Total expenses                                                                                          91,263,447
Less reduction to custodian expenses                                                                       (22,802)
                                                                                                  -----------------
Net expenses                                                                                            91,240,645

-------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                  222,089,570

-------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments (including premiums on options exercised)                                                 (175,476,679)
Closing and expiration of option contracts written                                                       2,183,094
Increase from payment by affiliate                                                                             986
                                                                                                  -----------------

Net realized loss                                                                                     (173,292,599)
-------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on:
Investments                                                                                           (966,947,259)
Option contracts written                                                                                  (688,920)
                                                                                                  -----------------
Net change in unrealized depreciation                                                                 (967,636,179)

-------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $   (918,839,208)
                                                                                                  =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 75 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     SIX MONTHS               YEAR
                                                                                          ENDED              ENDED
                                                                               JANUARY 31, 2008           JULY 31,
                                                                                    (UNAUDITED)               2007
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                          $    222,089,570   $    356,520,993
-------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                  (173,292,599)          (157,388)
-------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                               (967,636,179)       (99,963,807)
                                                                               ------------------------------------
Net increase (decrease) in net assets resulting from operations                    (918,839,208)       256,399,798

-------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                            (152,825,340)      (256,665,435)
Class B                                                                             (13,060,515)       (26,861,031)
Class C                                                                             (48,778,630)       (80,586,640)
                                                                               ------------------------------------
                                                                                   (214,664,485)      (364,113,106)

-------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                            (344,771,369)     2,525,127,317
Class B                                                                             (44,109,380)        31,071,724
Class C                                                                             (81,906,581)       852,372,073
                                                                               ------------------------------------
                                                                                   (470,787,330)     3,408,571,114

-------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                        (1,604,291,023)     3,300,857,806
-------------------------------------------------------------------------------------------------------------------
Beginning of period                                                               8,598,374,259      5,297,516,453
                                                                               ------------------------------------
End of period (including accumulated net investment income
(loss) of $5,932,594 and $(1,492,491), respectively)                           $  6,994,083,236   $  8,598,374,259
                                                                               ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 76 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF CASH FLOWS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2008
-------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
-------------------------------------------------------------------------------------------------
Net decrease in net assets from operations                                      $   (918,839,208)
-------------------------------------------------------------------------------------------------
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities                                                 (1,313,636,381)
Proceeds from disposition of investment securities                                 2,390,233,405
Short-term investment securities, net                                               (521,281,713)
Premium amortization                                                                   6,499,558
Discount accretion                                                                   (30,395,524)
Net realized loss on investments                                                     173,292,599
Net change in unrealized depreciation on investments                                 967,636,179
Increase in interest receivable                                                       (2,276,934)
Decrease in receivable for securities sold                                            65,819,584
Increase in other assets                                                              (1,688,312)
Increase in payable for securities purchased                                          80,725,224
Increase in payable for accrued expenses                                                 988,117
                                                                                -----------------
Net cash provided by operating activities                                            897,076,594

-------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
-------------------------------------------------------------------------------------------------
Proceeds from bank borrowings                                                      1,564,000,000
Payments on bank borrowings                                                       (1,417,700,000)
Payments from short-term floating rate notes issued                                 (340,309,837)
Proceeds from shares sold                                                          1,951,655,539
Proceeds from bank overdraft                                                           9,008,680
Payments on bank overdraft                                                            (4,150,712)
Payment on shares redeemed                                                        (2,580,851,574)
Cash distributions paid                                                              (87,737,370)
                                                                                -----------------
Net cash used in financing activities                                               (906,085,274)
-------------------------------------------------------------------------------------------------
Net decrease in cash                                                                  (9,008,680)
-------------------------------------------------------------------------------------------------
Cash, beginning balance                                                                       --
                                                                                -----------------
Cash, ending balance                                                            $             --
                                                                                =================

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $125,301,197.

Cash paid for interest on bank borrowings--$5,957,119.

Cash paid for interest on short-term floating rate notes issued--$52,351,791.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 77 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                  ENDED
                                       JANUARY 31, 2008                                                      YEAR ENDED JULY 31,
CLASS A                                     (UNAUDITED)           2007           2006          2005          2004           2003
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     12.43    $     12.47    $     12.69   $     11.13     $   10.64      $   11.28
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                               .35 1          .67 1          .69 1         .78 1         .85            .92
Net realized and unrealized gain
(loss)                                            (1.69)          (.03)          (.24)         1.59           .50           (.67)
                                            ---------------------------------------------------------------------------------------
Total from investment operations                  (1.34)           .64            .45          2.37          1.35            .25
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income               (.33)          (.68)          (.67)         (.81)         (.86)          (.89)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     10.76    $     12.43    $     12.47   $     12.69     $   11.13      $   10.64
                                            =======================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               (10.83)%         5.16%          3.79%        21.97%        12.78%          2.36%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                              $ 4,766,900    $ 5,886,284    $ 3,439,135   $ 2,309,856     $ 731,565      $ 306,857
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $ 5,206,151    $ 4,813,462    $ 2,721,861   $ 1,366,113     $ 506,440      $ 252,496
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                              6.02%          5.23%          5.60%         6.46%         7.54%          8.44%
Expenses excluding interest and
fees on short-term floating rate
notes issued                                       0.76%          0.63%          0.67%         0.69%         0.80%          1.04%
Interest and fees on short-term
floating rate notes issued 4                       1.36%          0.84%          0.81%         0.39%         0.37%          0.51%
                                            ---------------------------------------------------------------------------------------
Total expenses                                     2.12% 5        1.47% 5        1.48%         1.08% 5       1.17% 5,6      1.55% 5
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              16%             6%            24%            6%           14%            25%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 78 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

                                             SIX MONTHS
                                                  ENDED
                                       JANUARY 31, 2008                                                      YEAR ENDED JULY 31,
CLASS B                                     (UNAUDITED)           2007           2006         2005          2004            2003
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $   12.46      $   12.50      $   12.72    $   11.15     $   10.66       $   11.30
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                               .30 1          .57 1          .60 1        .70 1         .77             .83
Net realized and unrealized gain
(loss)                                            (1.68)          (.02)          (.24)        1.59           .49            (.66)
                                              -------------------------------------------------------------------------------------
Total from investment operations                  (1.38)           .55            .36         2.29          1.26             .17
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income               (.29)          (.59)          (.58)        (.72)         (.77)           (.81)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $   10.79      $   12.46      $   12.50    $   12.72     $   11.15       $   10.66
                                              =====================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               (11.16)%         4.34%          2.97%       21.09%        11.89%           1.57%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                $ 466,345      $ 586,763      $ 558,386    $ 528,192     $ 308,778       $ 188,645
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $ 515,965      $ 587,412      $ 533,869    $ 410,031     $ 256,425       $ 141,819
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                              5.24%          4.49%          4.84%        5.80%         6.80%           7.67%
Expenses excluding interest and
fees on short-term floating rate
notes issued                                       1.57%          1.41%          1.46%        1.48%         1.56%           1.81%
Interest and fees on short-term
floating rate notes issued 4                       1.36%          0.84%          0.81%        0.39%         0.37%           0.51%
                                              -------------------------------------------------------------------------------------
Total expenses                                     2.93% 5        2.25% 5        2.27%        1.87% 5       1.93% 5,6       2.32% 5
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              16%             6%            24%           6%           14%             25%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 79 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                  ENDED
                                       JANUARY 31, 2008                                                    YEAR ENDED JULY 31,
CLASS C                                     (UNAUDITED)            2007           2006        2005         2004           2003
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     12.41     $     12.45    $     12.67   $   11.11    $   10.63      $   11.27
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                               .30 1           .57 1          .60 1       .68 1        .76            .83
Net realized and unrealized gain
(loss)                                            (1.68)           (.02)          (.24)       1.60          .49           (.66)
                                              -------------------------------------------------------------------------------------
Total from investment operations                  (1.38)            .55            .36        2.28         1.25            .17
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income               (.29)           (.59)          (.58)       (.72)        (.77)          (.81)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     10.74     $     12.41    $     12.45   $   12.67    $   11.11      $   10.63
                                            =======================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               (11.20)%          4.38%          3.01%      21.08%       11.83%          1.59%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                              $ 1,760,838     $ 2,125,327    $ 1,299,995   $ 868,108    $ 265,340      $ 111,710
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $ 1,909,344     $ 1,756,797    $ 1,050,344   $ 488,562    $ 193,845      $  85,483
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                              5.26%           4.47%          4.83%       5.68%        6.76%          7.68%
Expenses excluding interest and fees
on short-term floating rate notes
issued                                             1.54%           1.39%          1.44%       1.46%        1.56%          1.80%
Interest and fees on short-term
floating rate notes issued 4                       1.36%           0.84%          0.81%       0.39%        0.37%          0.51%
                                              -------------------------------------------------------------------------------------
Total expenses                                     2.90% 5         2.23% 5        2.25%       1.85% 5      1.93% 5,6      2.31% 5
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              16%              6%            24%          6%          14%            25%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 80 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Rochester National Municipals (the "Fund") is a separate series of Oppenheimer Multi-State Municipal Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income exempt from federal income taxes for individual investors by investing in a diversified portfolio of high-yield municipal securities. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is


                 81 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of January 31, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis:

                                       WHEN-ISSUED OR DELAYED DELIVERY
                                                    BASIS TRANSACTIONS
            ----------------------------------------------------------
            Purchased securities                          $165,009,839
            Sold securities                                  2,230,169

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may invest up to 35% of its total assets (which includes the effects of leverage) in inverse floaters. Inverse floaters, including the effects of leverage, amount to $2,469,178,005 as of January 31, 2008, which represents 24.11% of the Fund's total assets.


                 82 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

      Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations. At January 31, 2008, municipal bond holdings with a value of $3,126,469,657 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $2,729,887,431 in short-term floating rate notes issued and outstanding at that date.

At January 31, 2008, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

  PRINCIPAL                                                COUPON    MATURITY
   AMOUNT       INVERSE FLOATER 1                          RATE 2        DATE           VALUE
----------------------------------------------------------------------------------------------
$   1,815,000   AK HFC ROLs                                13.190%    12/1/37   $   1,733,141
    6,320,000   AL HFA ROLs                                11.280     10/1/32       6,464,981
                AR Devel. Finance Authority
    1,750,000   (Single Family Mtg.) ROLs                  13.200      1/1/38       1,712,935
    9,480,000   Aurora, IL Single Family Mtg. ROLs         14.400     12/1/39      11,561,618
   41,500,000   AZ Health Facilities Authority ROLs 3      10.410      1/1/37       7,266,650
    4,460,000   AZ Health Facilities Authority ROLs 3      10.410      1/1/37         780,946
   13,570,000   AZ Health Facilities Authority ROLs 3      10.410      1/1/37       2,376,107
                AZ Reset Optional Certificates
    2,550,000   Trust II ROLs 3                             9.099      3/1/28       1,550,502


                 83 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

  PRINCIPAL                                                COUPON    MATURITY
   AMOUNT       INVERSE FLOATER 1                          RATE 2        DATE           VALUE
----------------------------------------------------------------------------------------------
                Braxton County, WV Solid Waste
$   5,425,000   Disposal ROLs 3                            10.894%     5/1/25   $   4,169,004
                Brazos River Authority, TX Pollution
    3,375,000   Control (TXU Energy Company) 3             10.759      5/1/29       1,126,440
                CA Educational Funding
    7,500,000   Services ROLs 3                            16.950     12/1/42       8,350,950
                CA Golden State Tobacco
   88,245,000   Securitization Corp. RITES                  8.856      6/1/47      77,307,915
   23,315,000   Central Plains, NE Gas Energy ROLs 4        6.526     12/1/26       4,217,684
    5,000,000   Central Plains, NE Gas Energy ROLs         12.000     12/1/26         904,500
    4,000,000   Central Plains, NE Gas Energy ROLs         12.000     12/1/26         723,600
                Chelan County, WA Public
    3,000,000   Utility District RITES                     11.902      1/1/36       3,479,400
                Chicago, IL O'Hare International
    8,050,000   Airport RITES                              11.078      1/1/29       9,882,502
                Chicago, IL O'Hare International
    2,000,000   Airport ROLs                                5.189      1/1/34       1,784,440
                Clark County, NV Industrial
    2,065,000   Devel. RITES                                8.944     12/1/38       2,345,262
                Dallas-Fort Worth, TX International
    2,500,000   Airport ROLs                                9.709     11/1/35       2,469,500
    5,130,000   Detroit, MI Sewer Disposal System           6.075      7/1/32       2,695,097
                Detroit, MI Sewer Disposal
    7,045,000   System ROLs                                 7.573      7/1/10       2,865,202
    2,595,000   District of Columbia HFA RITES              9.011     12/1/21       2,170,458
    6,060,000   FL HFC ROLs                                13.000      7/1/37       5,644,526
    2,500,000   FL HFC ROLs                                10.231      7/1/38       2,371,000
    7,360,000   Fulton County, GA RITES                     6.730    11/15/28       1,432,330
                GA George L. Smith II World
    6,185,000   Congress Center Authority ROLs             11.670      7/1/20       7,055,848
    1,750,000   Halifax County, VA IDA RITES                9.244      6/1/28       2,107,700
    2,125,000   HI Dept. of Budget & Finance RITES          7.144      9/1/32       2,165,970
                Hialeah Gardens, FL Health Facilities
                Authority (Catholic Health Services
    3,000,000   Facilities) RITES                          13.834     8/15/31       3,188,700
    2,465,000   Houston, TX HFC ROLs                       13.400     12/1/40       2,380,451
                Hunstville, AL Health Care
   18,495,000   Authority RITES                             6.700      6/1/32       5,523,347
                IA Tobacco Settlement
   20,000,000   Authority ROLs 3                            9.519      6/1/46      16,251,000


                 84 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

  PRINCIPAL                                                COUPON    MATURITY
   AMOUNT       INVERSE FLOATER 1                          RATE 2        DATE           VALUE
----------------------------------------------------------------------------------------------
                Jacksonville, FL Health Facilities
$   4,500,000   Authority ROLs                             10.800%   11/15/32   $   4,817,430
    3,115,000   Lehigh County, PA GPA ROLs 3                9.036     5/15/28        (316,733)
   13,475,000   Lehigh County, PA GPA ROLs 3                9.248     8/15/42      (1,957,648)
                Long Beach, CA Bond Finance
   19,650,000   Authority Natural Gas ROLs 3               15.840    11/15/33       5,403,750
    3,250,000   Long Beach, CA Harbor DRIVERS              12.190     5/15/27       3,509,350
    2,460,000   MA H&EFA RITES                              6.680    11/15/32         796,646
   13,020,000   MA HFA RITES 3                             13.893      7/1/25      13,838,698
    2,625,000   MA HFA ROLs 4                              13.600      6/1/49       2,528,610
    2,085,000   MA HFA ROLs                                13.990     12/1/49       2,069,780
      965,000   ME Hsg. Authority Mtg. ROLs                10.063    11/15/22       1,010,741
                MI Higher Education Student Loan
    2,475,000   Authority RITES                             8.544      9/1/26       2,802,245
    1,875,000   MI Hsg. Devel. Authority ROLs              13.200      6/1/39       1,845,788
                Milledgeville-Baldwin County, GA
                Devel. Authority (Georgia College &
    9,960,000   State University Foundation) ROLs 3         8.360     10/1/33      (2,801,350)
                Minneapolis & St. Paul, MN Hsg.
                Finance Board (Single Family Mtg.)
    1,993,645   ROLs                                       10.843     11/1/38       1,767,167
    8,505,000   NJ Health Care RITES                        6.610    11/15/33       2,566,809
                North Little Rock, AR Residential
    2,110,000   Hsg. Facilities Board RITES                14.580     2/20/17       2,250,610
   31,000,000   Northern CA Gas Authority ROLs 3           11.870      7/1/27        (282,100)
                Oklahoma County, OK Finance
    1,830,000   Authority ROLs                             13.980     10/1/38       2,274,910
                Puerto Rico Sales Tax Financing
    9,450,000   Corp. ROLs 3                               22.840      8/1/57      (5,346,810)
    1,770,000   RI Hsg. & Mtg. Finance Corp. RITES         10.696     10/1/22       1,844,092
    3,210,000   RI Hsg. & Mtg. Finance Corp. ROLs          10.403     10/1/47       2,809,392
    2,875,000   RI Hsg. & Mtg. Finance Corp. ROLs          12.400     10/1/48       2,257,105
                Sabine Neches, TX HFC
    3,052,000   (Single Family Mtg.) ROLs                  10.352     12/1/39       3,220,837
                San Antonio, TX Convention Center
   14,085,000   ROLs                                        8.510     7/15/39      13,598,504
                San Antonio, TX HFC
    1,750,000   (Multifamily Hsg.) ROLs                    10.231     7/20/47       1,287,755
                Sayre, PA Health Care Facilities
   18,875,000   (Guthrie Health) RITES 3                    4.270    12/23/26      11,807,445


                 85 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

  PRINCIPAL                                                COUPON    MATURITY
   AMOUNT       INVERSE FLOATER 1                          RATE 2        DATE           VALUE
----------------------------------------------------------------------------------------------
                Sayre, PA Health Care Facilities
                Authority (Guthrie Healthcare
$   1,000,000   System) ROLs 3                             19.259%    12/1/24   $    (239,700)
    2,670,000   Sayre, PA Health Care Facilities ROLs 3    12.805     12/1/31        (325,526)
                SC Hsg. Finance & Devel.
    2,710,000   Authority ROLs                             10.371      7/1/34       2,724,146
                Southern CA Public Power
   10,145,000   Authority Natural Gas ROLs 3               20.510     11/1/38      (3,350,894)
                St. Joseph County, IN Hospital
   11,020,000   Authority ROLs                              8.688     8/15/46       3,018,929
                Tarrant County, TX HFC
    3,730,000   (Village Creek Apartments) RITES           12.494     4/20/48       2,792,800
    2,735,000   Tarrant County, TX HFC ROLs                13.200    12/20/48       2,418,998
    2,690,000   Tarrant County, TX HFC ROLs                10.228    12/20/47       2,041,064
                Tulsa County, OK Home Finance
    6,080,000   Authority (Single Family Mtg.) ROLs        13.410     12/1/38       6,973,638
                TX Dept. of Hsg. & Community
    1,690,000   Affairs (Multifamily Hsg.) ROLs 4          13.380     6/20/47       1,557,335
                TX Dept. of Hsg. & Community
   10,000,000   Affairs RITES                              12.763      7/1/34       8,996,600
    2,500,000   TX GO RITES                                15.338     12/1/28       2,721,900
                TX Municipal Gas Acquisition &
    5,450,000   Supply Corp. RITES                          8.290    12/15/26       3,573,402
                TX Municipal Gas Acquisition &
    7,995,000   Supply Corp. ROLs 3                        12.280     9/15/27       2,798,250
                TX Municipal Gas Acquisition &
   70,200,000   Supply Corp. ROLs 3                        10.690    12/15/17      38,574,900
                TX Municipal Gas Acquisition &
  144,595,000   Supply Corp. ROLs 3,4                      11.440    12/15/26      27,039,265
    3,750,000   VA Hsg. Devel. Authority ROLs              10.057     10/1/35       3,562,800
    3,290,000   WA HFC ROLs                                10.231      6/1/37       3,122,407
    2,000,000   WI H&EFA RITES                             11.807     2/15/32       2,125,280
    2,610,000   WI Hsg. & EDA RITES                        18.540      9/1/24       2,628,166
    2,115,000   WV Hsg. Devel. Fund RITES                  14.275     11/1/32       2,433,138
    1,815,000   WV Hsg. Devel. Fund ROLs                   10.395      5/1/38       1,732,599
                                                                                --------------
                                                                                $ 396,582,226
                                                                                ==============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 72 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond.

3. Security is subject to a shortfall and forbearance agreement.

4. This inverse floater settles at a future date, at which time the interest rate will be determined.


                 86 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of January 31, 2008, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $1,774,640,000.

--------------------------------------------------------------------------------
CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of January 31, 2008, securities with an aggregate market value of $52,735,938, representing 0.75% of the Fund's net assets, were in default.

      The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego payment of the original coupon interest rates. As of January 31, 2008, securities with an aggregate market value of $1,437,260, representing 0.02% of the Fund's net assets, were subject to these deferred-interest forbearance agreements. Interest is owed to the Fund under these agreements in the amount of $453,750.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.


                 87 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of January 31, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $180,341,359 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the fiscal year ended July 31, 2007, the Fund utilized $6,148,913 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of July 31, 2007, the Fund had available for federal income tax purposes post-October losses of $6,861,396 and unused capital loss carryforwards as follows:

                             EXPIRING
                             -----------------------
                             2014          $ 187,364

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended January 31, 2008, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

           Projected Benefit Obligations Increased          $   3,017
           Payments Made to Retired Trustees                   45,494
           Accumulated Liability as of January 31, 2008       357,177

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the


                 88 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


                 89 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                       SIX MONTHS ENDED JANUARY 31, 2008         YEAR ENDED JULY 31, 2007
                                               SHARES             AMOUNT         SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------
CLASS A
Sold                                      134,211,054   $  1,519,602,940    255,415,514   $ 3,256,685,389
Dividends and/or
distributions reinvested                    8,181,388         92,720,816     11,963,388       152,344,833
Redeemed                                 (173,159,405)    (1,957,095,125)   (69,607,414)     (883,902,905)
                                     ---------------------------------------------------------------------
Net increase (decrease)                   (30,766,963)  $   (344,771,369)   197,771,488   $ 2,525,127,317
                                     =====================================================================

----------------------------------------------------------------------------------------------------------
CLASS B
Sold                                        2,467,572   $     28,159,587      8,035,188   $   102,699,207
Dividends and/or
distributions reinvested                      594,777          6,752,427      1,045,429        13,351,514
Redeemed                                   (6,945,161)       (79,021,394)    (6,664,299)      (84,978,997)
                                     ---------------------------------------------------------------------
Net increase (decrease)                    (3,882,812)  $    (44,109,380)     2,416,318   $    31,071,724
                                     =====================================================================

----------------------------------------------------------------------------------------------------------
CLASS C
Sold                                       38,861,157   $    438,324,678     83,679,098   $ 1,065,448,699
Dividends and/or
distributions reinvested                    2,284,937         25,827,954      3,260,844        41,455,752
Redeemed                                  (48,580,204)      (546,059,213)   (20,061,528)     (254,532,378)
                                     ---------------------------------------------------------------------
Net increase (decrease)                    (7,434,110)  $    (81,906,581)    66,878,414   $   852,372,073
                                     =====================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2008, were as follows:

                                      PURCHASES              SALES
------------------------------------------------------------------
Investment securities           $ 1,313,636,381   $  2,390,233,405

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

         FEE SCHEDULE
         ---------------------------------
         Up to $200 million          0.60%
         Next $100 million           0.55
         Next $200 million           0.50
         Next $250 million           0.45
         Next $250 million           0.40
         Over $1 billion             0.35


                 90 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2008, the Fund paid $1,934,534 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Board of Trustees can increase that fee to 0.25% of average net assets without shareholder approval. Shareholders will be notified of any such change. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.15% per year under each plan. However, the Board of Trustees can increase that fee to 0.25% of average net assets without shareholder approval. Shareholders will be notified of any such change. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2007 for Class B and Class C shares were $15,318,376 and $25,618,751, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as


                 91 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                          CLASS A         CLASS B         CLASS C
                          CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                        FRONT-END        DEFERRED        DEFERRED        DEFERRED
                    SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS            RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED                 DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
---------------------------------------------------------------------------------
January 31, 2008    $   1,574,563   $   1,227,742   $     882,746   $     563,069

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      During the six months ended January 31, 2008, the Manager voluntarily reimbursed the Fund $986 for certain transactions. The payment increased the Fund's total returns by less than 0.01%.

--------------------------------------------------------------------------------
5. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

      Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.


                 92 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Written option activity for the six months ended January 31, 2008 was as follows:

                                                          CALL OPTIONS
                                              ------------------------
                                              NUMBER OF      AMOUNT OF
                                              CONTRACTS       PREMIUMS
          ------------------------------------------------------------
          Options outstanding as of
          July 31, 2007                              --   $         --
          Options written                        34,880      4,019,447
          Options closed or expired             (15,904)    (2,183,093)
          Options exercised                     (15,651)    (1,407,024)
                                              ------------------------
          Options outstanding as of
          January 31, 2008                        3,325   $    429,330
                                              ========================

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of January 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
7. BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.

      The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1,250,000,000, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (4.6038% as of January 31, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.


                 93 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. BORROWINGS Continued

As of January 31, 2008, the Fund had borrowings outstanding at an interest rate of 4.6038%. Details of the borrowings for the six months ended January 31, 2008 are listed in the following table.

              Average Daily Loan Balance         $  263,643,478
              Average Daily Interest Rate                 5.274%
              Fees Paid                          $      445,860
              Interest Paid                      $    5,957,119

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                 94 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                 95 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald H. Fielding, Daniel G. Loughran, Scott S. Cottier, Troy E. Willis, Mark R. DeMitry, and Marcus V. Franz, the portfolio managers for the Fund, and the Manager's Rochester Municipal Bond investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each regular quarterly Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load high yield municipal debt funds advised by other investment advisers. The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were better than its peer group median at the time of its annual review.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other high yield municipal debt funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses are lower than its peer group median.


                 96 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                 97 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                 98 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS




ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Fund's Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a) (1) Not applicable to semiannual reports.

    (2) Exhibits attached hereto.

    (3) Not applicable.

(b) Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Multi-State Municipal Trust

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    03/11/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    03/11/2008

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    03/11/2008